Schedule of Investments PIMCO All Asset Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	5,059,330	$49,075
PIMCO All Asset: Multi-Real Fund	5,338,352	44,735
PIMCO Emerging Markets Bond Fund	859,410	6,652
PIMCO Emerging Markets Currency and Short-Term Investments Fund	762,753	5,515
PIMCO Emerging Markets Local Currency and Bond Fund	2,104,311	11,700
PIMCO Extended Duration Fund	355,088	4,581
PIMCO High Yield Fund	556,551	4,202
PIMCO Income Fund	334,607	3,410
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,610,171	15,120
PIMCO Investment Grade Credit Bond Fund	193,882	1,632
PIMCO Long Duration Total Return Fund	786,174	5,204
PIMCO Long-Term Real Return Fund	308,556	3,613
PIMCO Long-Term U.S. Government Fund	530,261	7,137
PIMCO Low Duration Fund	2,571,516	23,221
PIMCO RAE Emerging Markets Fund	635,708	6,115
PIMCO RAE Fundamental Advantage PLUS Fund	1,240,498	10,395
PIMCO RAE International Fund	379,141	3,037
PIMCO RAE PLUS EMG Fund	287,015	1,851
PIMCO RAE PLUS International Fund	304,995	2,053
PIMCO RAE US Fund	177,649	2,260
PIMCO RAE US Small Fund	166,384	1,461
PIMCO RAE Worldwide Long/Short PLUS Fund	1,317,525	10,198
PIMCO Real Return Fund	554,694	5,364
PIMCO RealEstateRealReturn Strategy Fund	141,775	3,020
PIMCO StocksPLUS Long Duration Fund	108,551	1,463
PIMCO Total Return Fund	2,560,818	20,922
PIMCO TRENDS Managed Futures Strategy Fund	851,917	9,269

Total Mutual Funds (Cost $281,337)		263,205

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 5.460 (a)(b)	1,585,268	1,585

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	11	0

Total Short-Term Instruments (Cost $1,585)		1,585

Total Investments in Affiliates (Cost $282,922)		264,790

Total Investments 100.1% (Cost $282,922)		$264,790
Other Assets and Liabilities, net (0.1)%		(370)

Net Assets 100.0%		$264,420

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Affiliates, at Value
Mutual Funds	$263,205	$0	$0	$263,205
Short-Term Instruments
Mutual Funds	1,585	0	0	1,585

Total Investments	$264,790	$0	$0	$264,790

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$58,259	$6,947	$(19,357)	$(1,398)	$4,624	$49,075	$1,176	$0
PIMCO All Asset: Multi-Real Fund	42,949	17,113	(14,015)	(2,051)	739	44,735	536	0
PIMCO Emerging Markets Bond Fund	15,331	2,159	(10,688)	(1,199)	1,049	6,652	564	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	6,418	2,407	(3,196)	(80)	(34)	5,515	375	0
PIMCO Emerging Markets Local Currency and Bond Fund	14,958	864	(4,386)	(443)	707	11,700	578	0
PIMCO Extended Duration Fund	4,478	2,832	(1,772)	(305)	(652)	4,581	84	0
PIMCO Government Money Market Fund	1,706	31,441	(31,562)	0	0	1,585	56	0
PIMCO High Yield Fund	0	5,160	(906)	(2)	(50)	4,202	71	0
PIMCO Income Fund	3,583	1,378	(1,494)	(6)	(51)	3,410	172	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	4,375	11,911	(1,099)	(34)	(33)	15,120	220	0
PIMCO Investment Grade Credit Bond Fund	1,900	744	(983)	(132)	103	1,632	53	0
PIMCO Long Duration Total Return Fund	7,151	1,973	(3,534)	(255)	(131)	5,204	189	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Credit Bond Fund	0	1,920	(1,807)	(113)	0	0	31	0
PIMCO Long-Term Real Return Fund	7,244	461	(3,624)	(240)	(228)	3,613	211	0
PIMCO Long-Term U.S. Government Fund	4,762	5,214	(1,963)	(199)	(677)	7,137	149	0
PIMCO Low Duration Fund	21,153	19,018	(16,806)	(325)	181	23,221	643	0
PIMCO RAE Emerging Markets Fund	6,391	4,999	(6,044)	(236)	1,005	6,115	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	9,839	4,006	(2,591)	(115)	(744)	10,395	515	0
PIMCO RAE International Fund	6,381	307	(4,221)	180	390	3,037	0	0
PIMCO RAE PLUS EMG Fund	1,806	51	(166)	5	155	1,851	52	0
PIMCO RAE PLUS International Fund	2,031	62	(189)	(64)	213	2,053	61	0
PIMCO RAE US Fund	2,008	5,277	(5,084)	47	12	2,260	0	0
PIMCO RAE US Small Fund	4,028	712	(3,383)	(158)	262	1,461	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	9,895	2,789	(2,687)	(100)	301	10,198	35	0
PIMCO Real Return Fund	7,824	1,653	(3,918)	(110)	(85)	5,364	195	0
PIMCO RealEstateRealReturn Strategy Fund	4,336	240	(1,452)	(73)	(31)	3,020	0	0
PIMCO StocksPLUS Long Duration Fund	1,595	4,039	(4,252)	(616)	697	1,463	18	0
PIMCO Total Return Fund	23,944	14,581	(16,724)	(676)	(203)	20,922	718	0
PIMCO TRENDS Managed Futures Strategy Fund	11,156	3,019	(4,624)	(523)	241	9,269	0	0
Totals	$285,501	$153,277	$(172,527)	$(9,221)	$7,760	$264,790	$6,702	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Other Abbreviations:
TBA	To-Be-Announced

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.9% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.1%
American Express Co. 5.850% due 11/05/2027		$300	$302
Bank of America Corp.
1.658% due 03/11/2027 •		200	179
3.950% due 04/21/2025		200	193
Barclays PLC 4.972% due 05/16/2029 •		200	187
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027		200	200
BPCE SA 4.625% due 07/11/2024		100	98
Broadstone Net Lease LLC 2.600% due 09/15/2031		100	70
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	95
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	90
Corebridge Financial, Inc. 3.850% due 04/05/2029		200	180
CPI Property Group SA 1.625% due 04/23/2027	EUR	100	80
Credit Suisse AG AT1 Claim ^		$400	42
Deutsche Bank AG 3.035% due 05/28/2032 •(b)		200	153
Discover Financial Services 4.500% due 01/30/2026		100	96
GLP Capital LP 5.250% due 06/01/2025		150	147
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	369
HSBC Holdings PLC
4.300% due 03/08/2026		200	192
4.583% due 06/19/2029 •		200	185
ING Groep NV 4.100% due 10/02/2023		200	200
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	280
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	292
LXP Industrial Trust 2.375% due 10/01/2031		300	220
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	183
NatWest Group PLC 1.642% due 06/14/2027 •		200	177
Realty Income Corp. 3.100% due 12/15/2029		100	87
Sabra Health Care LP 3.900% due 10/15/2029		100	83
Spirit Realty LP 4.000% due 07/15/2029		100	88
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	193
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	93
4.150% due 01/24/2029		200	184

			4,938

INDUSTRIALS 0.8%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		66	61
American Airlines Pass-Through Trust 3.500% due 08/15/2033		162	132
British Airways Pass-Through Trust 3.300% due 06/15/2034		255	220
Broadcom, Inc. 3.187% due 11/15/2036		100	72
Choice Hotels International, Inc. 3.700% due 12/01/2029		100	86

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Energy Transfer LP 3.900% due 07/15/2026	100	94
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	97
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	274
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	96
Reynolds American, Inc. 4.450% due 06/12/2025	62	60

		1,192

UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025	100	97
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	98
ONEOK, Inc. 4.550% due 07/15/2028	100	94

		289

Total Corporate Bonds & Notes (Cost $7,104)		6,419

MUNICIPAL BONDS & NOTES 0.1%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.743% (US0003M + 0.130%) due 10/25/2036 ~	57	57

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	58

Total Municipal Bonds & Notes (Cost $157)		115

U.S. GOVERNMENT AGENCIES 13.0%
Fannie Mae
4.610% due 09/25/2046 •	45	44
4.756% due 11/25/2046 •	58	56
4.873% due 07/25/2046 •	42	41
4.919% due 11/25/2046 •	63	61
5.055% due 05/01/2038 •	70	72
Freddie Mac
3.500% due 09/01/2047	52	46
4.000% due 08/01/2047	139	126
Uniform Mortgage-Backed Security
3.000% due 01/01/2052	1,115	924
3.500% due 11/01/2045 - 09/01/2046	149	131
4.000% due 08/01/2042 - 01/01/2043	678	615
4.500% due 07/01/2053	1,494	1,373
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	6,500	5,168
3.000% due 11/01/2053	2,800	2,319
3.500% due 11/01/2053	6,700	5,768
4.000% due 10/01/2053	1,200	1,068
5.000% due 10/01/2053	2,800	2,642

Total U.S. Government Agencies (Cost $21,077)		20,454

U.S. TREASURY OBLIGATIONS 17.1%
U.S. Treasury Bonds
1.750% due 08/15/2041	1,100	686
1.875% due 02/15/2041	600	387
2.000% due 11/15/2041	2,000	1,299
2.250% due 05/15/2041	3,400	2,334
2.375% due 02/15/2042	200	138
2.375% due 05/15/2051	2,500	1,586
4.000% due 11/15/2052	900	798
U.S. Treasury Notes
0.375% due 04/30/2025 (e)	1,600	1,484
0.375% due 09/30/2027	100	84
0.500% due 10/31/2027	100	85
0.625% due 11/30/2027	300	255
0.750% due 05/31/2026	14,600	13,114
0.750% due 01/31/2028	1,400	1,187
3.875% due 08/15/2033	800	756
4.000% due 06/30/2028	1,800	1,752
4.125% due 10/31/2027	900	881

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $32,532)			26,826

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.078% due 08/27/2036 ~		94	87
BANK 4.165% due 05/15/2061 ~		94	89
Citigroup Mortgage Loan Trust 4.388% due 07/25/2037 ^~		37	32
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 «þ		28	22
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	18	18
Lehman XS Trust 5.834% due 07/25/2047 ^•		$206	196

Total Non-Agency Mortgage-Backed Securities (Cost $464)			444

ASSET-BACKED SECURITIES 2.1%
CIT Mortgage Loan Trust 6.934% due 10/25/2037 •		100	97
Citigroup Mortgage Loan Trust 5.694% due 08/25/2036 •		29	29
Countrywide Asset-Backed Certificates Trust
5.634% due 06/25/2047 ^•		103	89
5.894% due 05/25/2037 •		517	469
Crestline Denali CLO Ltd. 6.747% due 10/23/2031 •		297	296
ECMC Group Student Loan Trust 6.179% due 02/27/2068 •		48	47
Fremont Home Loan Trust 5.584% due 10/25/2036 •		361	145
GSAMP Trust 6.214% due 07/25/2045 •		133	129
JP Morgan Mortgage Acquisition Corp. 6.019% due 05/25/2035 •		205	201
Jubilee CLO DAC 4.645% due 12/15/2029 •	EUR	34	36
Long Beach Mortgage Loan Trust 6.484% due 06/25/2035 •		$192	185
Madison Park Funding Ltd. 6.437% due 04/22/2027 •		135	135
Morgan Stanley ABS Capital, Inc. Trust 5.564% due 10/25/2036 •		129	110
Navient Student Loan Trust 6.479% due 12/27/2066 •		93	92
Option One Mortgage Loan Trust 6.199% due 08/25/2035 •		117	111
Palmer Square Loan Funding Ltd. 6.370% due 10/15/2029 •		216	215
Sound Point CLO Ltd. 6.798% due 07/20/2032 •		300	296
Structured Asset Investment Loan Trust 5.607% due 07/25/2036 •		551	324
Vibrant CLO Ltd. 6.708% due 07/20/2032 •		300	298

Total Asset-Backed Securities (Cost $3,359)			3,304

SHORT-TERM INSTRUMENTS 42.2%
REPURCHASE AGREEMENTS (c) 42.2%			66,107

Total Short-Term Instruments (Cost $66,107)			66,107

Total Investments in Securities (Cost $130,800)			123,669

		SHARES
INVESTMENTS IN AFFILIATES 29.3%
MUTUAL FUNDS (a) 8.2%
PIMCO Income Fund		1,255,362	12,792

Total Mutual Funds (Cost $14,736)			12,792

SHORT-TERM INSTRUMENTS 21.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.1%
PIMCO Short-Term Floating NAV Portfolio III		3,401,990	33,071

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $33,357)	33,071

Total Investments in Affiliates (Cost $48,093)	45,863

Total Investments 108.2% (Cost $178,893)	$169,532
Financial Derivative Instruments (d)(f) (0.2)%(Cost or Premiums, net $66)	(283)
Other Assets and Liabilities, net (8.0)%	(12,552)

Net Assets 100.0%	$156,697

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Institutional Class Shares of each Fund.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/16/2021	$202	$153	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.270%	09/29/2023	10/02/2023	$3,500	U.S. Treasury Bonds 1.750% due 08/15/2041	$(3,572)	$3,500	$3,502
BPS	5.360	09/29/2023	10/02/2023	14,000	U.S. Treasury Notes 0.500% due 04/30/2027	(14,279)	14,000	14,006
FICC	2.600	09/29/2023	10/02/2023	507	U.S. Treasury Notes 0.250% due 09/30/2025	(517)	507	507
5.310	09/29/2023	10/02/2023	48,100	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(49,062)	48,100	48,121

Total Repurchase Agreements	$(67,430)	$66,107	$66,136

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures	12/2023	254	$54,934	$(2,481)	$0	$(151)
MSCI EAFE December Futures	12/2023	384	39,197	(1,325)	0	(136)
U.S. Treasury 5-Year Note December Futures	12/2023	14	1,475	(13)	2	0

$(3,819)	$2	$(287)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra December Futures	12/2023	3	$(335)	$7	$0	$(1)

Total Futures Contracts	$(3,812)	$2	$(288)

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.560%	$100	$0	$0	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268	200	(5)	7	2	0	0

$(5)	$7	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$6	$(10)	$0	$(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	(1)	(11)	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,400	10	9	19	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	6,700	87	(5)	82	0	(1)

$71	$9	$80	$0	$(3)

Total Swap Agreements	$66	$16	$82	$0	$(3)

(e)

Securities with an aggregate market value of $447 and cash of $4,215 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2023	EUR	203	$221	$6	$0
10/2023	$58	EUR	54	0	(1)
11/2023	CAD	32	$24	0	0
SCX	11/2023	EUR	149	158	1	0

Total Forward Foreign Currency Contracts	$7	$(1)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,938	$0	$4,938
Industrials	0	1,192	0	1,192
Utilities	0	289	0	289
Municipal Bonds & Notes
Pennsylvania	0	57	0	57
Virginia	0	58	0	58
U.S. Government Agencies	0	20,454	0	20,454
U.S. Treasury Obligations	0	26,826	0	26,826
Non-Agency Mortgage-Backed Securities	0	422	22	444
Asset-Backed Securities	0	3,304	0	3,304
Short-Term Instruments
Repurchase Agreements	0	66,107	0	66,107

	$0	$123,647	$22	$123,669
Investments in Affiliates, at Value
Mutual Funds	12,792	0	0	12,792
Short-Term Instruments
Central Funds Used for Cash Management Purposes	33,071	0	0	33,071

	$45,863	$0	$0	$45,863

Total Investments	$45,863	$123,647	$22	$169,532

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	7	0	7

	$0	$9	$0	$9
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(287)	(4)	0	(291)
Over the counter	0	(1)	0	(1)

	$(287)	$(5)	$0	$(292)

Total Financial Derivative Instruments	$(287)	$4	$0	$(283)

Totals	$45,576	$123,651	$22	$169,249

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$12,392	$605	$0	$0	$(205)	$12,792	$607	$0
PIMCO Short-Term Floating NAV Portfolio III	32,534	16,418	(15,900)	(27)	46	33,071	1,318	0
Totals	$44,926	$17,023	$(15,900)	$(27)	$(159)	$45,863	$1,925	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.0% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$92
7.750% due 03/01/2029 •		100	117
UniCredit SpA 7.830% due 12/04/2023		$1,650	1,652

Total Corporate Bonds & Notes (Cost $1,853)			1,861

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
4.030% due 11/01/2035 •		3	3
4.738% due 01/01/2036 •		10	9
4.780% due 05/25/2035 ~		7	7
5.390% due 11/01/2034 •		5	6
5.630% due 10/01/2044 •		1	1
5.779% due 05/25/2042 •		2	2
6.029% due 07/01/2035 •		3	3
Freddie Mac
4.350% due 01/01/2034 •		1	1
4.850% due 07/15/2044 •		156	150
5.027% due 10/01/2036 •		23	23
5.481% due 09/01/2036 •		18	18
5.826% due 02/25/2045 •		21	20
5.878% due 09/15/2042 •		253	245
7.205% due 07/01/2036 •		48	49
Ginnie Mae
6.246% due 08/20/2068 •		324	316
6.464% due 04/20/2067 •		239	238
U.S. Small Business Administration 5.510% due 11/01/2027		35	34
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		11,028	9,819
4.500% due 11/01/2053		10,100	9,277
5.500% due 11/01/2053		3,300	3,189
6.500% due 11/01/2053		2,900	2,912

Total U.S. Government Agencies (Cost $26,849)			26,322

U.S. TREASURY OBLIGATIONS 65.5%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)		80	59
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024		4,635	4,527
0.125% due 04/15/2025 (g)		22,841	21,792
0.125% due 10/15/2025 (g)		27,097	25,681
0.125% due 04/15/2026 (g)		25,190	23,539
0.125% due 07/15/2026 (g)		14,819	13,854
0.125% due 10/15/2026 (g)		8,200	7,627
0.125% due 04/15/2027		4,222	3,877
0.125% due 07/15/2030 (g)(k)		1,168	1,013
0.250% due 01/15/2025 (i)(k)		774	745
0.375% due 07/15/2025		1,774	1,698
0.375% due 07/15/2025 (k)		2,965	2,839
0.375% due 01/15/2027 (g)(k)		7,985	7,430
0.375% due 07/15/2027 (g)		10,347	9,598
0.500% due 04/15/2024		6,012	5,906
0.500% due 01/15/2028 (g)		28,289	26,083
0.625% due 01/15/2024		6,944	6,877
0.625% due 01/15/2026 (g)		22,939	21,811
0.625% due 07/15/2032 (k)		105	92
0.625% due 02/15/2043 (k)		199	145
0.750% due 07/15/2028		5,456	5,079
0.750% due 02/15/2045 (g)(k)		1,558	1,134
0.875% due 01/15/2029 (g)		17,675	16,407
1.125% due 01/15/2033		1,283	1,159
1.250% due 04/15/2028 (g)		14,472	13,764
1.375% due 07/15/2033		4,127	3,819
1.375% due 02/15/2044 (k)		131	110
1.625% due 10/15/2027 (g)		41,020	39,839
1.750% due 01/15/2028 (i)(k)		1,712	1,663

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

2.125% due 02/15/2040 (k)		325	316
2.375% due 01/15/2025 (g)		8,401	8,301
2.500% due 01/15/2029 (k)		2,335	2,352
3.875% due 04/15/2029 (k)		840	905

Total U.S. Treasury Obligations (Cost $295,246)			280,041

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Alliance Bancorp Trust 5.914% due 07/25/2037 •		123	102
Banc of America Mortgage Trust
3.896% due 11/25/2035 ^«~		6	5
4.587% due 06/25/2035 ~		14	11
Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~		19	17
4.241% due 03/25/2035 ~		21	19
4.685% due 01/25/2035 ~		36	36
Citigroup Mortgage Loan Trust 4.510% due 09/25/2037 ^~		106	93
Countrywide Alternative Loan Trust
5.000% due 07/25/2035		41	23
5.634% due 12/20/2046 ^•		531	451
5.674% due 06/25/2036 •		319	282
6.000% due 02/25/2037 ^		118	51
Countrywide Home Loan Mortgage Pass-Through Trust 4.719% due 10/20/2035 ~		768	731
Credit Suisse Mortgage Capital Certificates
4.883% due 10/26/2036 ~		27	23
5.584% due 09/29/2036 •		153	147
Eurosail PLC 6.288% due 06/13/2045 •	GBP	115	139
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$38	16
6.440% due 06/25/2034 ~		3	3
GreenPoint Mortgage Funding Trust
5.794% due 09/25/2046 •		71	62
5.974% due 11/25/2045 •		3	3
GSR Mortgage Loan Trust 4.796% due 01/25/2035 ~		7	7
HarborView Mortgage Loan Trust 5.922% due 03/19/2036 ^•		18	16
IndyMac INDA Mortgage Loan Trust 4.254% due 11/25/2035 ^«~		5	5
JP Morgan Mortgage Trust
4.246% due 02/25/2035 «~		14	12
5.678% due 07/25/2035 «~		4	4
5.827% due 08/25/2035 ~		12	11
MASTR Adjustable Rate Mortgages Trust 5.387% due 11/21/2034 ~		6	5
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.187% due 09/15/2030 «•		26	25
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		573	532
Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		20	18
5.986% due 09/25/2045 •		46	40
Residential Asset Securitization Trust 5.500% due 05/25/2035 •		51	34
Sequoia Mortgage Trust 5.839% due 07/20/2036 •		53	44
Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•		6	5
6.379% due 02/25/2034 ~		3	3
Structured Asset Mortgage Investments Trust
5.854% due 04/25/2036 •		3	3
6.102% due 10/19/2034 •		5	4
Towd Point Mortgage Funding 6.304% due 10/20/2051 •	GBP	443	541
WaMu Mortgage Pass-Through Certificates Trust
3.844% due 08/25/2035 «~		$2	2
4.032% due 12/25/2035 ~		37	32
5.396% due 05/25/2047 •		92	73
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		10	8

Total Non-Agency Mortgage-Backed Securities (Cost $3,827)			3,638

ASSET-BACKED SECURITIES 10.4%
ABFC Trust 5.574% due 10/25/2036 •		704	637
ACAS CLO Ltd. 6.462% due 10/18/2028 •		226	225
Allegro CLO Ltd. 6.735% due 10/16/2031 •		700	698

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

American Money Management Corp. CLO Ltd. 6.577% due 11/10/2030 •		235	235
Apidos CLO
6.472% due 07/18/2029 •		546	545
6.500% due 07/17/2030 •		560	558
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		1,200	1,187
Ares CLO Ltd. 6.440% due 01/15/2029 •		230	230
Argent Mortgage Loan Trust 5.914% due 05/25/2035 •		59	54
Argent Securities Trust
5.734% due 07/25/2036 •		236	203
5.754% due 05/25/2036 •		564	138
Armada Euro CLO DAC 4.383% due 07/15/2031 •	EUR	699	730
Atlas Senior Loan Fund Ltd. 6.687% due 04/22/2031 •		$497	494
Bain Capital Credit CLO Ltd. 6.558% due 07/20/2030 •		418	417
Barings CLO Ltd. 6.578% due 01/20/2031 •		682	680
Birch Grove CLO Ltd. 6.801% due 06/15/2031 •		286	285
Blackrock European CLO DAC 4.283% due 10/15/2031 •	EUR	500	520
BPCRE Ltd. 7.731% due 01/16/2037 •		$500	497
Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	697	722
4.411% due 08/15/2030 •		1,267	1,323
Carlyle Global Market Strategies Euro CLO DAC 4.531% due 11/15/2031 •		900	935
CBAM Ltd. 6.838% due 07/20/2030 •		$610	610
CIFC Funding Ltd. 6.808% due 07/20/2030 •		362	362
CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		20	20
6.934% due 10/25/2037 •		600	583
Citigroup Mortgage Loan Trust
5.894% due 12/25/2036 •		35	22
5.929% due 10/25/2036 •		400	380
Countrywide Asset-Backed Certificates Trust
5.624% due 11/25/2037 •		448	408
5.934% due 03/25/2037 •		175	164
6.174% due 08/25/2047 •		96	91
6.634% due 10/25/2035 •		10	10
Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •		8	5
5.654% due 07/25/2037 •		35	23
Crestline Denali CLO Ltd. 6.747% due 10/23/2031 •		297	296
CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	800	832
4.475% due 09/15/2031 •		399	414
Denali Capital CLO Ltd. 6.620% due 04/15/2031 •		$466	465
Dryden CLO Ltd. 6.558% due 01/17/2033 •		400	398
Dryden Euro CLO DAC 4.641% due 05/15/2034 •	EUR	400	416
Dryden Senior Loan Fund 6.470% due 04/15/2029 •		$234	233
Ellington Loan Acquisition Trust 6.534% due 05/25/2037 •		19	18
Euro-Galaxy CLO DAC 4.318% due 04/24/2034 •	EUR	500	518
Fremont Home Loan Trust 5.569% due 10/25/2036 •		$87	76
Galaxy CLO Ltd. 6.540% due 10/15/2030 •		378	377
Gallatin CLO Ltd. 6.645% due 01/21/2028 •		127	128
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		40	22
GSAMP Trust
5.504% due 12/25/2036 •		44	21
6.409% due 03/25/2035 ^•		70	63
Harvest CLO DAC
4.385% due 10/20/2031 •	EUR	499	518
4.608% due 06/26/2030 •		702	730
Home Equity Asset Trust 6.109% due 02/25/2036 •		$261	249

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

IndyMac INDB Mortgage Loan Trust 5.574% due 07/25/2036 •		222	72
JP Morgan Mortgage Acquisition Trust 5.644% due 10/25/2036 •		20	20
Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	300	313
4.645% due 12/15/2029 •		268	283
LCM LP
6.452% due 07/19/2027 •		$114	114
6.700% due 10/15/2031 •		600	599
LCM Ltd.
6.640% due 04/15/2031 •		600	596
6.658% due 01/20/2031 •		430	429
Lehman XS Trust
4.418% due 06/25/2036 þ		98	91
5.754% due 05/25/2036 •		70	59
7.734% due 12/25/2037 •		371	373
LoanCore Issuer Ltd. 6.863% due 01/17/2037 •		600	590
Long Beach Mortgage Loan Trust 5.674% due 08/25/2036 •		480	186
Madison Park Euro Funding DAC 4.413% due 01/15/2032 •	EUR	700	729
Madison Park Funding Ltd.
6.320% due 04/15/2029 •		$756	753
6.437% due 04/22/2027 •		216	216
6.589% due 07/27/2031 •		977	974
6.733% due 04/25/2032 •		800	798
Magnetite Ltd. 6.550% due 04/15/2031 •		677	677
Man GLG Euro CLO DAC 4.533% due 01/15/2030 •	EUR	99	104
MASTR Asset-Backed Securities Trust 5.584% due 10/25/2036 •		$166	53
MF1 LLC 7.477% due 06/19/2037 •		700	698
MidOcean Credit CLO 6.661% due 01/29/2030 •		139	139
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ^~		44	24
6.410% due 11/25/2036 þ		677	146
Mountain View CLO LLC 6.660% due 10/16/2029 •		503	504
Neuberger Berman CLO Ltd. 6.502% due 10/18/2029 •		781	780
New Century Home Equity Loan Trust 6.199% due 02/25/2035 •		73	68
OAK Hill European Credit Partners DAC 4.435% due 01/20/2032 •	EUR	415	434
Oak Hill European Credit Partners DAC 4.445% due 10/20/2031 •		300	312
OCP Euro CLO DAC 4.483% due 01/15/2032 •		1,329	1,397
OZLM Ltd. 6.881% due 10/30/2030 •		$461	461
Palmer Square European Loan Funding DAC 4.383% due 10/15/2031 •	EUR	555	578
Renaissance Home Equity Loan Trust 6.534% due 09/25/2037 •		$902	380
Residential Asset Securities Corp. Trust
5.894% due 06/25/2036 •		151	144
5.929% due 04/25/2036 •		63	62
Saxon Asset Securities Trust 5.744% due 09/25/2037 •		94	89
Securitized Asset-Backed Receivables LLC Trust
5.734% due 07/25/2036 •		281	112
5.754% due 07/25/2036 •		133	46
5.874% due 10/25/2036 •		3,857	1,312
5.934% due 05/25/2036 •		454	240
SLM Student Loan Trust 5.866% due 10/25/2064 •		291	287
Sound Point CLO Ltd.
6.507% due 01/23/2029 •		90	90
6.568% due 10/20/2030 •		1,129	1,126
6.593% due 07/25/2030 •		754	753
6.597% due 01/23/2029 •		1	1
Soundview Home Loan Trust 5.634% due 06/25/2037 •		557	385
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		46	45
Symphony Static CLO Ltd. 6.443% due 10/25/2029 •		389	386
TCW CLO Ltd. 6.583% due 04/25/2031 •		473	472

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

TIAA CLO Ltd. 6.788% due 07/20/2031 •		500	498
Toro European CLO DAC 4.583% due 07/15/2030 •	EUR	272	287
TPG Real Estate Finance Issuer Ltd. 6.963% due 02/15/2039 •		$400	391
Venture CLO Ltd.
6.608% due 04/20/2029 •		172	172
6.616% due 09/07/2030 •		352	351
6.718% due 04/20/2032 •		700	689
6.791% due 07/30/2032 •		300	297
VMC Finance LLC 7.213% due 02/18/2039 •		1,400	1,372
Voya CLO Ltd. 6.550% due 06/07/2030 •		537	537
Wellfleet CLO Ltd. 6.758% due 07/20/2032 •		800	793

Total Asset-Backed Securities (Cost $47,146)			44,652

SOVEREIGN ISSUES 7.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		228	57
3.625% due 07/09/2035 þ		150	36
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	1,080	841
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,691	2,801
0.100% due 07/25/2031 (d)		3,046	3,065
0.100% due 07/25/2038 (d)		2,301	2,113
0.250% due 07/25/2024 (d)		873	922
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,188	1,119
1.400% due 05/26/2025 (d)		9,649	10,050
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	5,322	38
0.100% due 03/10/2028 (d)		361,187	2,549
0.100% due 03/10/2029 (d)		915,836	6,456
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	980	1

Total Sovereign Issues (Cost $34,725)			30,048

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	209

Total Preferred Securities (Cost $230)			209

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 50.6%
COMMERCIAL PAPER 3.4%
Amcor Flexibles North America, Inc. 5.550% due 10/03/2023		$250	250
Arrow Electronics, Inc.
5.850% due 10/02/2023		250	250
5.850% due 10/03/2023		500	500
5.900% due 10/25/2023 (a)		250	249
5.900% due 10/26/2023 (a)		1,000	996
AT&T, Inc. 5.700% due 03/19/2024		1,200	1,167
Bacardi Martini BV 6.000% due 10/11/2023		250	250
Consolidated Edison Co. of New York, Inc. 5.500% due 10/16/2023		250	249
Crown Castle, Inc.
6.000% due 11/02/2023		500	497
6.020% due 10/17/2023		250	249
6.050% due 10/05/2023		250	250
Diageo Capital PLC 5.500% due 10/16/2023		250	249

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

Discovery Communications LLC 5.970% due 10/16/2023 (a)		250	249
Dominion Resources, Inc. 5.540% due 10/24/2023		250	249
Electricite de France SA
5.510% due 10/23/2023		250	249
5.510% due 10/27/2023		250	249
Enel Finance America LLC 5.550% due 10/18/2023		250	249
Entergy Corp. 5.530% due 10/27/2023		250	249
Fidelity National Information services, Inc. 5.550% due 10/17/2023		250	249
Global Payments, Inc.
6.030% due 10/16/2023		250	249
6.030% due 10/25/2023		250	249
Haleon UK Capital PLC 5.550% due 10/27/2023 (a)		250	249
Humana, Inc. 5.580% due 10/17/2023		250	249
L3Harris Technologies, Inc.
5.620% due 10/10/2023		250	250
5.650% due 10/03/2023		250	250
LSEGA Financing PLC
5.500% due 10/05/2023		250	250
5.520% due 10/20/2023		250	249
Marathon Oil Corp. 6.000% due 10/06/2023		250	250
Marriott International, Inc. 5.540% due 10/13/2023		250	249
Microchip Technology, Inc.
5.580% due 10/04/2023		250	250
5.600% due 10/30/2023		250	249
NextEra Energy Capital Holdings, Inc. 5.520% due 10/17/2023		250	249
Oracle Corp. 5.510% due 10/23/2023		250	249
Penske Truck Leasing Co. LP
5.500% due 10/02/2023		450	450
5.520% due 10/12/2023		250	250
RTX Corp. 5.500% due 10/02/2023		250	250
Sempra Energy
5.530% due 10/17/2023		250	249
5.530% due 10/23/2023		250	249
Southern California Edison
5.500% due 10/05/2023		250	250
5.550% due 10/13/2023 (a)		250	249
Targa Resources Corp.
6.150% due 10/05/2023		250	250
6.150% due 10/23/2023		500	498
Thomson Reuters Corp. 5.520% due 10/25/2023		250	249
Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023		750	750
6.050% due 10/13/2023		250	249

			14,333

REPURCHASE AGREEMENTS (f) 46.6%			199,381

ARGENTINA TREASURY BILLS 0.0%
63.162% due 10/18/2023 - 11/23/2023 (b)(c)(d)	ARS	23,846	33

U.S. TREASURY BILLS 0.6%
5.440% due 11/21/2023 - 12/21/2023 (b)(c)(k)		$2,430	2,408

Total Short-Term Instruments (Cost $216,173)			216,155

Total Investments in Securities (Cost $626,049)			602,926

		SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III		409,985	3,985

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $3,985)	3,985

Total Investments in Affiliates (Cost $3,985)	3,985

Total Investments 141.9% (Cost $630,034)	$606,911
Financial Derivative Instruments (h)(j) (3.1)%(Cost or Premiums, net $(1,740))	(13,068)
Other Assets and Liabilities, net (38.8)%	(166,187)

Net Assets 100.0%	$427,656

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.340%	10/02/2023	10/03/2023	$91,400	U.S. Treasury Notes 0.500% due 03/31/2025	$(93,054)	$91,400	$91,400
BPS	5.320	09/29/2023	10/02/2023	15,500	U.S. Treasury Notes 0.500% due 08/31/2027	(15,801)	15,500	15,507
5.330	09/29/2023	10/02/2023	91,500	U.S. Treasury Notes 1.875% due 02/28/2029	(93,496)	91,500	91,541
FICC	2.600	09/29/2023	10/02/2023	434	U.S. Treasury Notes 0.250% due 09/30/2025	(443)	434	434
SSB	2.600	09/29/2023	10/02/2023	547	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(558)	547	547

Total Repurchase Agreements	$(203,352)	$199,381	$199,429

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)

BPG	5.420%	09/12/2023	10/11/2023	$(4,722)	$(4,736)
5.430	09/18/2023	10/11/2023	(29,406)	(29,468)
MSC	5.410	09/01/2023	10/04/2023	(19,246)	(19,336)
TDM	5.460	10/03/2023	10/04/2023	(177,565)	(177,565)

Total Sale-Buyback Transactions	$(231,105)

(g)	Securities with an aggregate market value of $230,698 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(42,873) at a weighted average interest rate of 4.711%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(79) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn December 2023 Futures	$550.000	11/24/2023	3	$15	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Call - CBOT Corn December 2023 Futures	600.000	11/24/2023	9	45	1	0

						$1	$0

FUTURE STYLED COMMODITY OPTIONS(1)
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

	Put – ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	22	$22	$92	$104

Total Purchased Options						$93	$104

WRITTEN OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

	Call - NYMEX Crude December 2023 Futures	$92.000	11/15/2023	1	1	$(2)	$(2)
	Call - NYMEX Crude December 2023 Futures	93.000	11/15/2023	1	1	(1)	(2)
	Call - NYMEX Crude December 2023 Futures	94.000	11/15/2023	2	2	(3)	(4)
	Call - NYMEX Crude December 2023 Futures	95.000	11/15/2023	1	1	(1)	(2)
	Call - NYMEX Crude December 2023 Futures	96.000	11/15/2023	1	1	(1)	(1)
	Call - NYMEX Crude November 2023 Futures	86.000	10/17/2023	2	2	(3)	(11)
	Call - NYMEX Crude November 2023 Futures	86.500	10/17/2023	1	1	(1)	(5)
	Call - NYMEX Crude November 2023 Futures	87.000	10/17/2023	2	2	(3)	(10)
	Call - NYMEX Crude November 2023 Futures	88.000	10/17/2023	1	1	(1)	(4)
	Put - NYMEX Natural Gas December 2023 Futures	2.750	11/27/2023	1	10	(2)	(1)
	Put - NYMEX Natural Gas December 2023 Futures	3.000	11/27/2023	1	10	(2)	(2)
	Put - NYMEX Natural Gas December 2023 Futures	3.100	11/27/2023	1	10	(2)	(2)
	Put - NYMEX Natural Gas December 2023 Futures	3.200	11/27/2023	1	10	(3)	(3)
	Put - NYMEX Natural Gas December 2023 Futures	3.500	11/27/2023	6	60	(25)	(26)
	Call - NYMEX Natural Gas December 2023 Futures	4.000	11/27/2023	6	60	(18)	(8)
	Call - NYMEX Natural Gas December 2023 Futures	4.250	11/27/2023	1	10	(2)	(1)
	Call - NYMEX Natural Gas December 2023 Futures	4.500	11/27/2023	1	10	(2)	(1)
	Call - NYMEX Natural Gas December 2023 Futures	4.900	11/27/2023	1	10	(2)	0
	Call - NYMEX Natural Gas December 2023 Futures	5.000	11/27/2023	1	10	(1)	0

						$(75)	$(85)

FUTURE STYLED COMMODITY OPTIONS(1)
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

	Call - ICE Brent Crude January 2024 Futures	$100.000	11/27/2023	2	$2	$(3)	$(2)
	Call - ICE Brent Crude January 2024 Futures	101.000	11/27/2023	1	1	(2)	(1)
	Call - ICE Brent Crude December 2023 Futures	88.000	10/26/2023	1	1	(1)	(5)
	Call - ICE Brent Crude December 2023 Futures	89.000	10/26/2023	1	1	(1)	(5)
	Call - ICE Brent Crude December 2023 Futures	89.500	10/26/2023	1	1	(1)	(4)
	Call - ICE Brent Crude December 2023 Futures	90.000	10/26/2023	1	1	(1)	(4)
	Call - ICE Brent Crude December 2023 Futures	91.000	10/26/2023	1	1	(1)	(4)
	Call - ICE Brent Crude March 2024 Futures	95.000	01/26/2024	22	22	(78)	(65)
	Call - ICE Brent Crude January 2024 Futures	98.000	11/27/2023	1	1	(2)	(2)
	Call - ICE Brent Crude January 2024 Futures	99.000	11/27/2023	1	1	(2)	(1)
	Call – EUREX Dutch TTF Natural Gas December 2023 Futures	38.000	11/24/2023	10	7	(74)	(75)
	Put – EUREX Dutch TTF Natural Gas December 2023 Futures	38.000	11/24/2023	10	7	(74)	(16)
	Put – EUREX Dutch TTF Natural Gas December 2023 Futures	40.000	11/24/2023	4	3	(21)	(9)
	Call – EUREX Dutch TTF Natural Gas December 2023 Futures	52.000	11/24/2023	5	4	(51)	(15)
	Put – EUREX Dutch TTF Natural Gas December 2023 Futures	52.000	11/24/2023	5	4	(52)	(40)
	Call – EUREX Dutch TTF Natural Gas December 2023 Futures	80.000	11/24/2023	4	3	(23)	(4)
	Call – EUREX Dutch TTF Natural Gas November 2023 Futures	38.000	10/27/2023	10	7	(72)	(44)
	Put – EUREX Dutch TTF Natural Gas November 2023 Futures	38.000	10/27/2023	10	7	(71)	(15)
	Call – EUREX Dutch TTF Natural Gas November 2023 Futures	52.000	10/27/2023	5	4	(49)	(5)
	Put – EUREX Dutch TTF Natural Gas November 2023 Futures	52.000	10/27/2023	5	4	(50)	(44)

						$(629)	$(360)

Total Written Options						$(704)	$(445)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	1	$0		$(1)	$0	$0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	1	0		(1)	0	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	1	0		(1)	0	0
Brent Crude December Futures	10/2024	31	2,554		7	0	(14)
Brent Crude December Futures	10/2026	6	451		17	0	(2)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

Brent Crude June Futures	04/2024	11	939	(6)	0	(7)
Brent Crude March Futures	01/2024	40	3,507	(32)	0	(32)
California Carbon Allowance December Futures	12/2023	89	3,267	701	12	0
California Carbon Allowance December Futures	12/2024	129	5,103	(3)	20	0
Cocoa December Futures	12/2023	8	273	2	0	(3)
Copper December Futures	12/2023	1	93	(5)	1	0
Corn December Futures	12/2024	2	51	0	0	(1)
Cotton No. 2 March Futures	03/2024	6	264	2	0	(4)
Euro-BTP December Futures	12/2023	40	4,640	(152)	61	(59)
Euro-Mill Wheat December Futures	12/2023	6	75	(8)	0	(2)
European Climate Exchange December Futures	12/2023	8	691	(42)	4	(9)
Gas Oil December Futures	12/2023	58	5,375	139	4	0
Gas Oil December Futures	12/2024	3	241	2	0	0
Gas Oil June Futures	06/2024	2	166	0	0	(1)
Hard Red Winter Wheat March Futures	03/2024	35	1,176	(205)	0	(36)
Henry Hub Natural Gas April Futures	03/2024	2	15	(7)	0	0
Henry Hub Natural Gas August Futures	07/2024	2	17	(5)	0	0
Henry Hub Natural Gas December Futures	11/2024	2	21	(1)	0	0
Henry Hub Natural Gas February Futures	01/2024	2	17	(4)	0	0
Henry Hub Natural Gas January Futures	12/2023	2	18	(4)	0	0
Henry Hub Natural Gas July Futures	06/2024	2	16	(5)	0	0
Henry Hub Natural Gas June Futures	05/2024	2	16	(6)	0	0
Henry Hub Natural Gas March Futures	02/2024	2	16	(6)	0	0
Henry Hub Natural Gas May Futures	04/2024	2	15	(7)	0	0
Henry Hub Natural Gas November Futures	10/2024	2	19	(3)	0	0
Henry Hub Natural Gas October Futures	09/2024	2	17	(5)	0	0
Henry Hub Natural Gas September Futures	08/2024	2	16	(5)	0	0
Iron Ore January Futures	01/2024	99	1,119	7	16	0
Lead January Futures	01/2024	7	380	(6)	0	(6)
Live Cattle December Futures	12/2023	12	902	15	0	(12)
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	1	34	3	1	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	1	36	5	1	0
Natural Gas December Futures	11/2023	13	431	2	0	(4)
Natural Gas December Futures	11/2023	2	72	(3)	0	(2)
Natural Gas February Futures	01/2024	1	35	(3)	0	(1)
Natural Gas January Futures	12/2023	1	37	(3)	0	(1)
Natural Gas March Futures	02/2024	1	37	(3)	0	(1)
Natural Gas November Futures	10/2023	50	1,465	(37)	0	(8)
Natural Gas November Futures	10/2023	1	32	(1)	0	(2)
Natural Gas October Futures	09/2024	11	372	(77)	0	0
New York Harbor January Futures	12/2023	3	386	(2)	0	(2)
RBOB Gasoline December Futures	11/2023	1	99	(7)	0	(2)
RBOB Gasoline January Futures	12/2023	1	98	0	0	0
RBOB Gasoline March Futures	02/2024	5	489	(30)	0	(12)
Soybean January Futures	01/2024	19	1,230	(55)	0	(24)
Soybean Meal January Futures	01/2024	60	2,276	(76)	0	(51)
Sugar No. 11 March Futures	02/2024	9	267	2	0	(5)
U.S. Treasury 10-Year Note December Futures	12/2023	121	13,076	(270)	25	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	175	19,523	(563)	41	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	132	15,667	(1,075)	50	0
Wheat July Futures	07/2024	3	92	(14)	0	(4)
Wheat March Futures	03/2024	99	2,839	(542)	0	(163)
WTI Crude December Futures	11/2025	8	587	64	0	(3)
WTI Crude December Futures	11/2026	9	631	53	0	(2)
WTI Crude July Futures	06/2024	7	563	15	0	(4)
WTI Crude June Futures	05/2024	20	1,622	(27)	0	(12)
WTI Crude June Futures	05/2025	15	1,131	145	0	(6)
WTI Crude March Futures	02/2024	8	671	8	0	(5)
WTI Crude May Futures	04/2024	12	983	104	0	(7)
WTI Crude November Futures	10/2023	2	182	(1)	0	(2)

				$(2,016)	$236	$(511)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum January Futures	01/2024	20	$(1,178)	$(65)	$0	$(65)
Arabica Coffee December Futures	12/2023	6	(329)	44	2	0
Arabica Coffee March Futures	03/2024	7	(386)	27	3	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	2	(1)	1	0	0
Brent Crude December Futures	10/2023	2	(184)	2	2	0
Brent Crude December Futures	10/2025	38	(2,975)	(186)	13	0
Brent Crude June Futures	04/2025	13	(1,042)	(121)	5	0
Corn December Futures	12/2023	102	(2,431)	147	60	0
Corn March Futures	03/2024	128	(3,147)	110	74	0
Euro-Bobl December Futures	12/2023	18	(2,203)	32	14	(16)
Euro-Bund December Futures	12/2023	124	(16,865)	223	203	(203)
Euro-Buxl 30-Year Bond December Futures	12/2023	25	(3,234)	137	76	(75)
Euro-Oat December Futures	12/2023	63	(8,206)	235	103	(106)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

Euro-Schatz December Futures	12/2023	577	(64,047)	202	98	(125)
Gas Oil February Futures	02/2024	8	(708)	(3)	1	0
Gas Oil January Futures	01/2024	23	(2,074)	(141)	4	0
Gas Oil March Futures	03/2024	39	(3,387)	(38)	5	0
Gas Oil November Futures	11/2023	23	(2,222)	(81)	0	(7)
Gas Oil October Futures	10/2023	8	(801)	(59)	0	(5)
Gas Oil September Futures	09/2024	5	(409)	(2)	0	0
Globex Natural Gas December Futures	11/2023	1	(33)	0	0	0
Gold 100 oz. December Futures	12/2023	12	(2,239)	106	15	0
Hard Red Winter Wheat December Futures	12/2023	2	(66)	6	2	0
Henry Hub Natural Gas April Futures	03/2025	2	(18)	4	0	0
Henry Hub Natural Gas August Futures	07/2025	2	(19)	2	0	0
Henry Hub Natural Gas December Futures	11/2025	2	(23)	(2)	0	0
Henry Hub Natural Gas February Futures	01/2025	2	(22)	(1)	0	0
Henry Hub Natural Gas January Futures	12/2024	2	(22)	(1)	0	0
Henry Hub Natural Gas July Futures	06/2025	2	(19)	2	0	0
Henry Hub Natural Gas June Futures	05/2025	2	(18)	3	0	0
Henry Hub Natural Gas March Futures	02/2025	2	(20)	1	0	0
Henry Hub Natural Gas May Futures	04/2025	2	(17)	4	0	0
Henry Hub Natural Gas November Futures	10/2025	2	(21)	0	0	0
Henry Hub Natural Gas October Futures	09/2025	2	(19)	2	0	0
Henry Hub Natural Gas September Futures	08/2025	2	(19)	2	0	0
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	1	(35)	(2)	0	(1)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	1	(37)	(4)	0	(1)
Lean Hogs December Futures	12/2023	26	(746)	21	39	0
Natural Gas April Futures	03/2024	1	(35)	2	1	0
Natural Gas December Futures	11/2023	5	(224)	11	8	0
Natural Gas December Futures	11/2024	4	(166)	0	0	0
Natural Gas January Futures	12/2023	24	(856)	24	7	0
Natural Gas January Futures	12/2024	7	(310)	33	0	0
Natural Gas June Futures	05/2024	1	(35)	2	1	0
Natural Gas March Futures	02/2024	6	(193)	10	2	0
Natural Gas May Futures	04/2024	1	(36)	3	1	0
New York Harbor December Futures	11/2023	2	(265)	0	0	0
New York Harbor March Futures	02/2024	5	(616)	9	4	0
New York Harbor November Futures	10/2023	3	(416)	8	1	(3)
Nickel January Futures	01/2024	3	(338)	23	23	0
Platinum January Futures	01/2024	9	(412)	1	0	0
RBOB Gasoline February Futures	01/2024	1	(97)	0	0	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	83	(9,139)	60	23	(30)
Silver December Futures	12/2023	3	(337)	30	4	0
Soybean March Futures	03/2024	1	(66)	1	1	0
Soybean Meal March Futures	03/2024	10	(375)	6	6	0
Soybean November Futures	11/2024	1	(63)	2	1	0
Soybean Oil January Futures	01/2024	6	(199)	15	4	0
U.S. Treasury 2-Year Note December Futures	12/2023	335	(67,908)	234	0	(34)
U.S. Treasury 5-Year Note December Futures	12/2023	123	(12,959)	108	0	(19)
U.S. Treasury Long-Term Bond December Futures	12/2023	447	(50,860)	2,662	0	(125)
Wheat December Futures	12/2023	15	(406)	82	28	0
WTI Crude December Futures	11/2023	14	(1,243)	(57)	11	0
WTI Crude December Futures	11/2024	10	(779)	13	5	0
WTI Crude December Futures	11/2025	14	(1,027)	(36)	5	0
WTI Crude February Futures	01/2024	4	(341)	(12)	3	0
WTI Crude January Futures	12/2023	7	(609)	(46)	5	0
WTI Crude November Futures	10/2024	5	(391)	(11)	2	0
WTI Crude October Futures	09/2024	5	(394)	(14)	3	0
WTI Crude September Futures	08/2024	4	(317)	(27)	2	0
Zinc January Futures	01/2024	5	(332)	(19)	0	(19)

$3,724	$870	$(834)

Total Futures Contracts	$1,708	$1,106	$(1,345)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$200	$(11)	$11	$0	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	195,330	$(4)	$16	$12	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(7)	10	3	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		959,000	19	138	157	22	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		200,000	1	16	17	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$28,000	138	155	293	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		600	13	40	53	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		3,500	(1)	429	428	0	(5)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		1,900	0	232	232	0	(3)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		15,200	(118)	(1,244)	(1,362)	23	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		700	0	(273)	(273)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		400	0	(162)	(162)	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	129	1,114	1,243	0	(29)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	10,300	0	(166)	(166)	0	(4)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(3)	(74)	(77)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(9)	(171)	(180)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(94)	(101)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(6)	(152)	(158)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(3)	(66)	(69)	0	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		5,300	0	(210)	(210)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		42,170	(502)	(737)	(1,239)	0	(20)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	56	473	529	0	(2)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	1	557	558	0	(2)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	112	944	1,056	0	(5)
Receive(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		7,690	95	345	440	0	(24)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	1	39	40	0	(4)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		600	0	18	18	0	(2)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		800	9	32	41	0	(3)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(24)	(712)	(736)	14	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,200	6	57	63	0	(5)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,700	0	107	107	0	(12)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(7)	39	32	0	(6)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		600	0	30	30	0	(2)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	73	72	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		1,580	2	(114)	(112)	6	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	(26)	(26)	1	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	0	(24)	(24)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(13)	(69)	(82)	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(23)	(23)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	0	(34)	(34)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	0	(41)	(41)	1	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	1	(14)	(13)	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	3	(10)	(7)	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	1	0	1	1	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		$1,200	0	0	0	1	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		3,100	0	(1)	(1)	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	0	10	10	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	CPURNSA	2.102	Maturity	07/20/2027	1,800	0	(216)	(216)	3	0
Pay	CPURNSA	2.080	Maturity	07/25/2027	1,300	0	(159)	(159)	2	0
Pay	CPURNSA	2.122	Maturity	08/01/2027	1,900	0	(225)	(225)	4	0
Receive	CPURNSA	1.794	Maturity	08/24/2027	600	0	89	89	0	(1)
Receive	CPURNSA	1.798	Maturity	08/25/2027	300	0	44	44	0	(1)
Receive	CPURNSA	1.890	Maturity	08/27/2027	300	0	42	42	0	(1)
Pay	CPURNSA	2.180	Maturity	09/20/2027	650	0	(75)	(75)	1	0
Pay	CPURNSA	2.150	Maturity	09/25/2027	600	0	(71)	(71)	1	0
Pay	CPURNSA	2.155	Maturity	10/17/2027	1,400	0	(164)	(164)	3	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	2,010	4	(192)	(188)	5	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	630	0	(57)	(57)	1	0
Pay	CPURNSA	2.360	Maturity	05/09/2028	950	0	(85)	(85)	2	0
Pay	CPURNSA	2.364	Maturity	05/10/2028	960	0	(86)	(86)	2	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	1,800	0	(163)	(163)	4	0
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,100	0	72	72	0	(2)
Receive	CPURNSA	2.645	Maturity	09/10/2028	500	0	29	29	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029	1,100	0	(128)	(128)	3	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	400	0	(54)	(54)	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,800	2	(363)	(361)	7	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	4	910	914	0	(24)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	800	0	78	78	0	(1)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028	520	0	(54)	(54)	3	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	390	1	(63)	(62)	4	0

$(107)	$(438)	$(545)	$136	$(175)

Total Swap Agreements	$(118)	$(427)	$(545)	$136	$(175)

(i)

Securities with an aggregate market value of $2,029 and cash of $4,961 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Future styled option variation margin asset of $17 is outstanding at period end.
(2)	Unsettled variation margin asset of $5 and liability of $(14) for closed futures is outstanding at period end.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2023	JPY	323,000	$2,231	$69	$0
10/2023	$32,424	EUR	30,597	0	(75)
11/2023	EUR	30,611	$32,478	75	0
BRC	11/2023	97	106	4	0
CBK	11/2023	$302	EUR	281	0	(5)
DUB	10/2023	1,704	JPY	253,325	0	(9)
11/2023	JPY	252,123	$1,704	8	0
GLM	10/2023	$2	MXN	36	0	0
12/2023	MXN	49	$3	0	0
JPM	11/2023	EUR	49	54	2	0
11/2023	$123	EUR	113	0	(4)
11/2023	189	GBP	148	0	(8)
MBC	10/2023	CAD	1,130	$837	5	0
10/2023	EUR	31,153	33,682	746	0
10/2023	GBP	1,085	1,365	41	0
10/2023	JPY	143,687	986	25	0
10/2023	$836	CAD	1,130	0	(4)
10/2023	595	EUR	556	0	(7)
11/2023	CAD	1,130	$836	4	0
NGF	10/2023	$6,236	JPY	926,918	0	(33)
11/2023	JPY	922,528	$6,236	33	0
RYL	11/2023	GBP	13	16	1	0
SCX	10/2023	$149	NZD	253	2	0
11/2023	EUR	893	$989	43	0
TOR	10/2023	JPY	771,388	5,285	123	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

10/2023	$1,318	GBP	1,085	6	0
10/2023	1,034	JPY	154,212	0	(2)
11/2023	GBP	1,085	$1,318	0	(6)
11/2023	JPY	153,476	1,034	2	0
UAG	10/2023	103,738	714	20	0
10/2023	NZD	252	150	0	(1)

Total Forward Foreign Currency Contracts	$1,209	$(154)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	1,400	$87	$483
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	2,900	182	979

Total Purchased Options	$269	$1,462

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(59)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0

$(59)	$(59)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	3,800	$(20)	$(24)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	6,900	(87)	(691)
FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	20,500	(110)	(133)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	3,000	(39)	(27)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	3,000	(39)	(39)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	17,100	(215)	(142)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	17,100	(215)	(239)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	14,000	(185)	(1,430)

$(910)	$(2,725)

Total Written Options	$(969)	$(2,784)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	1,200	$0	$(2)	$0	$(2)
Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	900	0	6	6	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	300	0	3	3	0
JPM	Pay	BAPA CAL23	0.802	Maturity	12/31/2023	141,750	0	10	10	0
Receive	EURMARG3 4Q23	8.480	Maturity	12/31/2023	543	0	4	4	0
Pay	EURMARG3 4Q23	9.783	Maturity	12/31/2023	1,200	0	(7)	0	(7)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	300	0	2	2	0
MEI	Receive	BAPA CAL23	0.954	Maturity	12/31/2023	141,750	0	(32)	0	(32)
MYC	Receive	EURMARG3 2H23	11.620	Maturity	12/31/2023	258	0	1	1	0
Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	300	0	3	3	0

$0	$(12)	$29	$(41)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$41	$0	$(1)
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	17	0	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	(5)	0	(6)

								$(60)	$53	$0	$(7)

TOTAL RETURN SWAPS ON AND COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1TC Index	17,434	1.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$2,234	$0	$(5)	$0	$(5)
	Receive	BCOMF1TC Index	83,211	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,779	0	(238)	0	(238)
	Receive	BCOMTR Index	293,827	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	71,363	(289)	(1,500)	0	(1,789)
CBK	Receive	BCOMF1TC Index	421	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	51	0	(1)	0	(1)
	Receive	BCOMTR Index	7,319	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,778	0	(44)	0	(44)
	Receive	CIXBSTR3 Index	118,366	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	31,615	0	(778)	0	(778)
CIB	Receive	BCOMTR Index	11,132	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	2,704	0	(67)	0	(67)
GST	Receive	BCOMF1NTC Index	1,176	5.545% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	398	0	(5)	0	(5)
	Receive	BCOMF1TC Index	102,940	5.485% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	40,242	0	(1,092)	0	(1,092)
	Receive	BCOMTR Index	126,622	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	30,753	0	(765)	0	(765)
	Receive	CMDSKEWLS Index	11,165	2.500% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	3,907	0	75	75	0
JPM	Receive	JMABFNJ2 Index	35,936	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	3,881	0	0	0	0
	Pay	BCOMTR Index	46,051	5.265% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024	11,184	43	230	273	0
	Receive	BCOMF1TC Index	7,483	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,530	0	(42)	0	(42)
	Receive	JMABNIC5 Index	61,603	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	11,807	0	(389)	0	(389)
MAC	Receive	BCOMTR Index	8,118	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,972	0	(49)	0	(49)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Receive	BCOMTR1 Index	131,416	5.475% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	15,832	0	(394)	0	(394)
	Receive	PIMCODB Index	200,698	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	40,272	0	(1,055)	0	(1,055)
MEI	Receive	BCOMTR Index	19,251	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,675	(5)	(113)	0	(118)
	Receive	BCOMTR2 Index	292,026	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	53,366	0	(1,296)	0	(1,296)
MYC	Receive	BCOMTR Index	287,798	5.455% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	69,899	0	(1,739)	0	(1,739)
	Receive	BCOMTR1 Index	80,105	5.495% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	56,845	0	(1,415)	0	(1,415)
RBC	Receive	RBCAEC0T Index	50,266	5.415% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,137	0	(102)	0	(102)
SOG	Receive	BCOMTR Index	10,441	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	2,536	0	(63)	0	(63)

								$(251)	$(10,847)	$348	$(11,446)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.560% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/10/2023	$100,000	$0	$(511)	$0	$(511)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2023	66,000	0	(377)	0	(377)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	20,000	0	(303)	0	(303)

								$0	$(1,191)	$0	$(1,191)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	GOLDLNPM Index(6)		4.162%	Maturity	01/30/2024	$108	$0	$3	$3	$0
JPM	Pay	GOLDLNPM Index(6)		6.970	Maturity	08/02/2024	67	0	3	3	0
	Pay	GOLDLNPM Index(6)		6.325	Maturity	04/10/2026	4,453	0	129	129	0

								$0	$135	$135	$0

Total Swap Agreements								$(311)	$(11,862)	$512	$(12,685)

(k)

Securities with an aggregate market value of $8,555 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2023 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,861	$0	$1,861
U.S. Government Agencies	0	26,322	0	26,322
U.S. Treasury Obligations	0	280,041	0	280,041
Non-Agency Mortgage-Backed Securities	0	3,577	61	3,638
Asset-Backed Securities	0	44,652	0	44,652
Sovereign Issues	0	30,048	0	30,048
Preferred Securities
Banking & Finance	0	209	0	209
Short-Term Instruments
Commercial Paper	0	14,333	0	14,333
Repurchase Agreements	0	199,381	0	199,381
Argentina Treasury Bills	0	33	0	33
U.S. Treasury Bills	0	2,408	0	2,408

	$0	$602,865	$61	$602,926
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,985	$0	$0	$3,985

Total Investments	$3,985	$602,865	$61	$606,911

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,094	252	0	1,346
Over the counter	0	3,183	0	3,183

	$1,094	$3,435	$0	$4,529
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,611)	(354)	0	(1,965)
Over the counter	0	(15,623)	0	(15,623)

	$(1,611)	$(15,977)	$0	$(17,588)

Total Financial Derivative Instruments	$(517)	$(12,542)	$0	$(13,059)

Totals	$3,468	$590,323	$61	$593,852

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 25.0% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction,

Notes to Financial Statements (Cont.)

financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$267	$278,373	$(274,651)	$(4)	$0	$3,985	$283	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	PER	Pershing LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
CBOT	Chicago Board of Trade	NYMEX	New York Mercantile Exchange	OTC	Over the Counter
EUREX	Eurex Exchange

Index/Spread Abbreviations:
BAPA	Nymex Mont Belvieu LDH Propane	CMBX	Commercial Mortgage-Backed Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	GOLDLNPM	London Gold Market Fixing Ltd. PM
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index
BCOMTR	Bloomberg Commodity Index Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	JMABNIC5	J.P. Morgan Custom Commodity Index
BCOMTR1	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR2	Bloomberg Custom Commodity Index	EURMARG3	3 Month European Refined Margin	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	EURMARGIN	European Refined Margin	RBCAEC0T	Custom Commodity Forward Index
CIXBSTR3	Custom Commodity Index

Other Abbreviations:
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
CIF NWE	NWE CIF Jet Fuel	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Carnival Corp. 8.327% due 08/08/2027		$200	$200
Charter Communications Operating LLC 7.101% - 7.116% due 02/01/2027		186	186
RegionalCare Hospital Partners Holdings, Inc. 9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		427	427

Total Loan Participations and Assignments (Cost $811)			813

CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 9.1%
American Assets Trust LP 3.375% due 02/01/2031		200	150
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		40	34
Banca Monte dei Paschi di Siena SpA 7.677% due 01/18/2028 •	EUR	100	95
Banco Santander SA 1.849% due 03/25/2026		$200	180
Bank of America Corp. 3.384% due 04/02/2026 •		200	191
Barclays PLC
4.375% due 01/12/2026		300	288
7.437% due 11/02/2033 •		200	206
BNP Paribas SA 1.904% due 09/30/2028 •		200	169
Cooperatieve Rabobank UA 5.500% due 10/05/2026 (b)		300	299
Deutsche Bank AG 6.119% due 07/14/2026 •		400	396
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	90
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	92
3.691% due 06/05/2028 •		400	369
HSBC Holdings PLC 6.254% due 03/09/2034 •		400	391
Intesa Sanpaolo SpA 3.250% due 09/23/2024		400	388
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	182
5.299% due 07/24/2029 •		200	195
LeasePlan Corp. NV 2.875% due 10/24/2024		500	481
Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	195
Morgan Stanley 5.123% due 02/01/2029 •		200	193
Nationwide Building Society 4.302% due 03/08/2029 •		500	459
NatWest Group PLC 4.892% due 05/18/2029 •		200	187
OneMain Finance Corp. 6.125% due 03/15/2024		100	100
Societe Generale SA
6.691% due 01/10/2034 •		200	194
7.375% due 10/04/2023 •(i)(j)		200	200
UBS Group AG 6.327% due 12/22/2027 •		250	250
UniCredit SpA 7.830% due 12/04/2023		400	400
Ursa Re II Ltd. 9.386% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		500	499
VICI Properties LP 4.950% due 02/15/2030		200	183
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	95

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

3.584% due 05/22/2028 •		$200	183

			7,334

INDUSTRIALS 6.0%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		229	220
American Airlines Pass-Through Trust 3.000% due 04/15/2030		279	250
Boeing Co. 1.950% due 02/01/2024		200	197
CCO Holdings LLC 5.000% due 02/01/2028		700	636
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		400	397
Cloud Software Group, Inc. 6.500% due 03/31/2029		100	89
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (c)		155	103
Coty, Inc. 5.000% due 04/15/2026		200	192
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	405
DISH DBS Corp. 5.750% due 12/01/2028		100	77
DISH Network Corp. 11.750% due 11/15/2027		100	101
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (c)		184	33
Expedia Group, Inc. 6.250% due 05/01/2025		176	176
Frontier Communications Holdings LLC 8.750% due 05/15/2030		100	95
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	87
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	457
Organon & Co. 4.125% due 04/30/2028		200	174
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	290
Petroleos Mexicanos 5.950% due 01/28/2031		100	72
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	266
United Airlines Pass-Through Trust 5.875% due 04/15/2029		68	68
United Airlines, Inc. 4.625% due 04/15/2029		300	258
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	78
Warnermedia Holdings, Inc. 3.638% due 03/15/2025		100	96

			4,817

UTILITIES 0.9%
Georgia Power Co. 4.700% due 05/15/2032		100	93
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	186
4.200% due 03/01/2029		200	177
6.150% due 01/15/2033		100	95
Southern California Gas Co. 2.950% due 04/15/2027		100	92
Telecom Italia SpA 7.875% due 07/31/2028	EUR	100	109

			752

Total Corporate Bonds & Notes (Cost $13,897)			12,903

MUNICIPAL BONDS & NOTES 0.1%
PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		$20	10

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)		1,000	79

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $121)		89

U.S. GOVERNMENT AGENCIES 44.0%
Freddie Mac 0.722% due 07/15/2047 •(a)	424	39
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	1,300	1,077
3.500% due 11/01/2053	3,000	2,583
4.000% due 10/01/2053 - 11/01/2053	4,300	3,831
4.500% due 11/01/2053	3,700	3,398
5.000% due 10/01/2053 - 11/01/2053	26,000	24,535

Total U.S. Government Agencies (Cost $36,305)		35,463

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Inflation Protected Securities (h)
2.375% due 01/15/2027	15	15
U.S. Treasury Notes
0.500% due 02/28/2026 (n)(p)	1,000	901
2.000% due 04/30/2024	700	686
2.250% due 01/31/2024	1,270	1,257
2.500% due 05/15/2024	1,100	1,080
2.875% due 11/30/2023 (p)	70	70

Total U.S. Treasury Obligations (Cost $4,150)		4,009

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Assets Trust 5.854% due 06/25/2037 •	340	318
Banc of America Funding Trust
5.759% due 02/20/2047 •	306	310
5.819% due 07/20/2036 •	434	421
Banc of America Mortgage Trust 4.587% due 06/25/2035 ~	28	23
BCAP LLC Trust 5.250% due 06/26/2036	323	131
Bear Stearns Adjustable Rate Mortgage Trust
4.069% due 11/25/2034 ~	261	235
6.237% due 01/25/2035 «~	3	3
CBA Commercial Small Balance Commercial Mortgage 5.934% due 06/25/2038 •	456	346
Countrywide Alternative Loan Trust
5.500% due 04/25/2035	433	293
5.619% due 02/20/2047 ^•	141	107
6.000% due 02/25/2037 ^	274	122
6.500% due 11/25/2037 ^	371	173
Countrywide Home Loan Mortgage Pass-Through Trust 3.754% due 02/20/2036 ~	164	143
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	38	37
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.764% due 08/25/2037 ^•	276	233
Downey Savings & Loan Association Mortgage Loan Trust 5.632% due 10/19/2036 •	308	251
First Horizon Alternative Mortgage Securities Trust
4.818% due 01/25/2036 ^~	98	52
5.454% due 06/25/2036 ^~	73	57
6.440% due 06/25/2034 ~	53	49
First Horizon Mortgage Pass-Through Trust 4.635% due 11/25/2037 ^~	384	177
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	257	252
HarborView Mortgage Loan Trust 6.262% due 11/19/2034 ^•	17	14
IndyMac INDX Mortgage Loan Trust
3.337% due 08/25/2037 ^~	189	140
4.838% due 10/25/2034 ~	14	13
Lehman XS Trust 5.884% due 08/25/2046 •	213	201
Mortgage Equity Conversion Asset Trust 5.960% due 05/25/2042 •	258	244
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	178	168
Residential Accredit Loans, Inc. Trust 6.106% due 09/25/2037 ~	572	413
Structured Asset Mortgage Investments Trust 5.834% due 08/25/2036 •	90	102
Thornburg Mortgage Securities Trust
6.684% due 06/25/2037 ^•	15	13
7.431% due 06/25/2037 •	161	139
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	408	374
WaMu Mortgage Pass-Through Certificates Trust 5.894% due 04/25/2045 •	20	19

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 09/25/2035 ^«•		177	147

Total Non-Agency Mortgage-Backed Securities (Cost $6,519)			5,720

ASSET-BACKED SECURITIES 9.4%
Arbor Realty Commercial Real Estate Notes Ltd. 6.797% due 11/15/2036 •		250	247
Belle Haven ABS CDO Ltd. 5.156% due 11/03/2044 •		475	145
Countrywide Asset-Backed Certificates Trust
4.493% due 07/25/2036 þ		240	208
5.574% due 06/25/2047 ^•		329	290
5.614% due 11/25/2047 ^•		72	79
5.644% due 05/25/2047 ^•		1,091	938
5.694% due 12/25/2036 ^•		219	196
6.095% due 08/25/2035 «þ		60	57
GSAA Home Equity Trust 5.985% due 06/25/2036 ~		889	231
GSAMP Trust 5.634% due 11/25/2036 •		729	345
Halseypoint CLO Ltd. 6.688% due 07/20/2031 •		378	377
HSI Asset Securitization Corp. Trust
5.654% due 12/25/2036 •		1,774	477
5.874% due 12/25/2036 •		499	132
LCM Ltd. 6.426% due 07/20/2030 •		297	298
MF1 Ltd. 6.525% due 10/16/2036 •		250	246
Morgan Stanley ABS Capital, Inc. Trust
5.574% due 11/25/2036 •		139	65
5.584% due 10/25/2036 •		343	177
5.684% due 07/25/2036 •		247	213
5.734% due 07/25/2036 •		612	225
Morgan Stanley Capital, Inc. Trust
5.794% due 03/25/2036 •		11	9
6.014% due 01/25/2036 •		124	118
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.234% due 02/25/2037 ^•		1,836	535
OZLM Ltd. 6.550% due 10/17/2029 •		181	181
Securitized Asset-Backed Receivables LLC Trust
6.094% due 08/25/2035 ^•		406	317
6.199% due 02/25/2034 •		112	111
Sierra Madre Funding Ltd.
5.822% due 09/07/2039 •		252	175
5.842% due 09/07/2039 •		1,355	943
Stratus CLO Ltd. 6.488% due 12/28/2029 •		235	235
Triaxx Prime CDO Ltd. 5.703% due 10/02/2039 •		56	0

Total Asset-Backed Securities (Cost $9,629)			7,570

SOVEREIGN ISSUES 4.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (f)	BRL	8,500	1,644
Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	1,575	76
4.000% due 11/30/2028 (h)		1,102	59
6.350% due 02/09/2035		$200	196
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	80
South Africa Government International Bond
4.850% due 09/30/2029		$200	172
10.500% due 12/21/2026	ZAR	22,000	1,196
Turkey Government International Bond 6.350% due 08/10/2024		$300	299

Total Sovereign Issues (Cost $4,060)			3,722

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(k)		168,354	18

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Bank of America Corp. 5.875% due 03/15/2028 •(i)		200,000	181
Nationwide Building Society 10.250% ~		250	35
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		15,000	15

Total Preferred Securities (Cost $270)			231

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 98.1%
COMMERCIAL PAPER 3.7%
Amcor Flexibles North America, Inc. 5.550% due 10/17/2023		$250	249
American Electric Power Co., Inc.
5.520% due 10/18/2023		250	249
5.570% due 10/16/2023		250	249
Arrow Electronics, Inc. 5.900% due 10/26/2023 (b)		250	249
AutoNation, Inc. 5.950% due 10/11/2023		250	250
Conagra Brands, Inc. 5.800% due 10/19/2023		250	249
Crown Castle, Inc. 6.020% due 10/18/2023		250	249
Dominion Resources, Inc.
5.540% due 10/24/2023		250	249
5.550% due 10/11/2023		250	250
Electricite de France SA 5.510% due 10/27/2023		250	249
Enbridge (U.S.) Inc. 5.550% due 10/02/2023		250	250
Humana, Inc. 5.580% due 10/23/2023		250	249

			2,991

REPURCHASE AGREEMENTS (l) 90.9%			73,242

ARGENTINA TREASURY BILLS 0.0%
63.160% due 10/18/2023 - 11/23/2023 (e)(f)(h)	ARS	5,795	8

HUNGARY TREASURY BILLS 1.2%
13.178% due 10/05/2023 (f)(g)	HUF	344,000	933

JAPAN TREASURY BILLS 2.3%
(0.164)% due 11/27/2023 (f)(g)	JPY	279,000	1,868

Total Short-Term Instruments (Cost $79,073)			79,042

Total Investments in Securities (Cost $154,853)			149,580

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		12,452	121

Total Short-Term Instruments (Cost $121)			121

Total Investments in Affiliates (Cost $121)			121

Total Investments 185.8% (Cost $154,974)			$149,701
Financial Derivative Instruments (m)(o) (0.0)%(Cost or Premiums, net $(22))			(57)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Other Assets and Liabilities, net (85.8)%	(69,087)

Net Assets 100.0%	$80,557

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Payment in-kind security.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Coupon represents a yield to maturity.
(h)							Principal amount of security is adjusted for inflation.
(i)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)							Contingent convertible security.
(k)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.370%	09/29/2023	10/02/2023	$34,600	Ginnie Mae 5.500% due 10/20/2052		$(36,483)	$34,600	$34,615
DEU	5.370	10/02/2023	10/03/2023	33,900	U.S. Treasury Inflation Protected Securities 0.375% due 01/15/2027		(34,761)	33,900	33,900
FICC	2.600	09/29/2023	10/02/2023	542	U.S. Treasury Notes 0.250% due 09/30/2025		(553)	542	542
	5.310	09/29/2023	10/02/2023	4,200	U.S. Treasury Bonds 3.000% due 02/15/2048		(4,284)	4,200	4,202

Total Repurchase Agreements							$(76,081)	$73,242	$73,259

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA					2.000%	11/01/2053	$2,200	$(1,693)	$(1,676)

Total Short Sales (2.1)%								$(1,693)	$(1,676)

(1)							Includes accrued interest.
(m)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	1	$3	$(1)	$(5)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	0

Total Written Options	$(3)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2	$473	$(10)	$0	$0
U.S. Treasury 2-Year Note December Futures	12/2023	42	8,514	(21)	4	0
U.S. Treasury 5-Year Note December Futures	12/2023	110	11,590	(89)	17	0

$(120)	$21	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2023	5	$(612)	$9	$4	$(5)
Euro-Bund December Futures	12/2023	8	(1,088)	27	13	(13)
Euro-Schatz December Futures	12/2023	6	(666)	3	1	(1)
U.S. Treasury 10-Year Note December Futures	12/2023	60	(6,484)	138	0	(12)
U.S. Treasury 10-Year Ultra December Futures	12/2023	18	(2,008)	42	0	(4)
U.S. Treasury Long-Term Bond December Futures	12/2023	6	(683)	26	0	(2)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	26	(3,086)	228	0	(10)

$473	$18	$(47)

Total Futures Contracts	$353	$39	$(47)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.560%	$100	$0	$0	$0	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853	100	2	(1)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	100	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415	400	4	2	6	0	0

$5	$2	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-36 5-Year Index	(5.000)%	Quarterly	06/20/2026	$882	$(85)	$54	$(31)	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,800	$22	$2	$24	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	8,000	104	(5)	99	0	(2)
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	200	8	(1)	7	2	0

$134	$(4)	$130	$2	$(2)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	1,400	$(37)	$(4)	$(41)	$3	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		1,600	47	(10)	37	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		$7,200	(7)	(54)	(61)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	(7)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		8,400	291	529	820	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		1,500	(16)	(161)	(177)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028		1,000	(111)	(9)	(120)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		1,500	(165)	(13)	(178)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		200	(1)	(10)	(11)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.800	Semi-Annual	10/01/2031		1,400	0	(258)	(258)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		610	(7)	(104)	(111)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		100	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		100	0	(8)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		200	(1)	(16)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		200	(1)	(14)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		900	40	56	96	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		400	(2)	(15)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		300	(1)	(11)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		700	(3)	(19)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	139	285	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(16)	(17)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		300	16	89	105	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	8	74	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	12	109	0	(1)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	4,000	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		4,000	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		5,000	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		5,400	0	(16)	(16)	4	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,200	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		3,100	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	11.115	Maturity	01/04/2027		2,800	(17)	9	(8)	2	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		3,200	0	5	5	3	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		2,900	0	6	6	2	0
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	2,000	(6)	(12)	(18)	0	(6)
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	10,000	(55)	(68)	(123)	0	(2)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		1,100	0	(13)	(13)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	2,500	1	0	1	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		3,900	0	2	2	0	(1)
Pay	3-Month USD-LIBOR	1.800	Semi-Annual	10/01/2023		$1,400	0	(7)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	200	0	(2)	(2)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024	200	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	100	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	200	(1)	(21)	(22)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	200	(2)	(20)	(22)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	200	(1)	(19)	(20)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	100	0	(10)	(10)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	900	(9)	(17)	(26)	0	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	PLN	1,900	0	(27)	(27)	1	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027	1,900	0	(29)	(29)	1	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027	1,800	0	(27)	(27)	1	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027	1,600	0	(24)	(24)	1	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027	2,200	0	(33)	(33)	1	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027	1,800	0	(27)	(27)	1	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	2,700	0	(79)	(79)	1	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027	1,400	0	(43)	(43)	1	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	8,900	(29)	(104)	(133)	5	0

$228	$(549)	$(321)	$46	$(36)

Total Swap Agreements	$282	$(497)	$(215)	$50	$(38)

(n)	Securities with an aggregate market value of $431 and cash of $991 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	$54	NZD	91	$0	$0
11/2023	NZD	91	$54	0	0
11/2023	$4	CLP	3,372	0	0
12/2023	88	INR	7,335	0	0
01/2024	HUF	15,671	$42	1	0
01/2024	$8	PLN	37	0	0
BPS	10/2023	EUR	97	$102	0	0
10/2023	$98	COP	389,496	0	(3)
10/2023	2,282	EUR	2,152	0	(7)
10/2023	ZAR	23,480	$1,238	4	(5)
11/2023	EUR	1,928	2,046	5	0
02/2024	$3	CNY	24	0	0
03/2024	17	CNH	125	0	0
BRC	10/2023	GBP	23	$29	1	0
10/2023	MXN	7,955	425	0	(31)
11/2023	JPY	279,000	1,937	53	0
BSH	01/2024	BRL	7,000	1,404	27	0
CBK	11/2023	CLP	444,816	519	19	0
11/2023	PEN	282	76	2	0
12/2023	MXN	7	0	0	0
01/2024	$28	PLN	124	0	0
DUB	10/2023	JPY	47,626	$320	2	0
11/2023	$320	JPY	47,401	0	(2)
12/2023	489	CLP	437,272	1	0
GLM	10/2023	805	MXN	13,981	1	(4)
11/2023	641	BRL	3,213	0	(4)
12/2023	MXN	5,179	$299	5	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

JPM	10/2023	$225	MXN	3,948	1	0
11/2023	MXN	9	$1	0	0
12/2023	SGD	553	408	2	0
12/2023	$119	INR	9,906	0	0
01/2024	BRL	1,500	$300	5	0
01/2024	PLN	5,436	1,242	4	0
MBC	10/2023	EUR	2,152	2,327	51	0
10/2023	HUF	133	0	0	0
MYI	10/2023	$65	AUD	100	0	0
02/2024	3	CNY	19	0	0
NGF	10/2023	JPY	174,266	$1,172	6	0
11/2023	$1,172	JPY	173,441	0	(6)
RBC	10/2023	977	141,607	0	(30)
RYL	10/2023	CAD	28	$21	0	0
SCX	10/2023	NZD	91	54	0	(1)
12/2023	$127	INR	10,551	0	0
TOR	10/2023	AUD	472	$301	0	(2)
10/2023	JPY	28,993	194	0	0
10/2023	$28	GBP	23	0	0
10/2023	757	JPY	110,661	0	(17)
11/2023	GBP	23	$28	0	0
11/2023	$301	AUD	472	2	0
11/2023	194	JPY	28,855	0	(1)
12/2023	76	INR	6,344	0	0
UAG	10/2023	AUD	12	$8	0	0
10/2023	$321	AUD	499	1	0

Total Forward Foreign Currency Contracts	$193	$(113)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	100	$6	$38

Total Purchased Options	$6	$38

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	600	$(1)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	600	(2)	(10)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	500	(5)	(58)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	100	0	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	200	(1)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(5)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	200	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(24)

Total Written Options	$(48)	$(138)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	0.863%	$300	$(13)	$13	$0	$0
Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053	100	(12)	12	0	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	200	(5)	4	0	(1)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.121	100	1	0	1	0

$(29)	$29	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$405	$(105)	$89	$0	$(16)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	482	(125)	105	0	(20)

$(230)	$194	$0	$(36)

Total Swap Agreements	$(259)	$223	$1	$(37)

(p)

Securities with an aggregate market value of $76 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$813	$0	$813
Corporate Bonds & Notes
Banking & Finance	0	7,334	0	7,334
Industrials	0	4,817	0	4,817
Utilities	0	752	0	752
Municipal Bonds & Notes
Puerto Rico	0	10	0	10
West Virginia	0	79	0	79
U.S. Government Agencies	0	35,463	0	35,463
U.S. Treasury Obligations	0	4,009	0	4,009
Non-Agency Mortgage-Backed Securities	0	5,570	150	5,720
Asset-Backed Securities	0	7,513	57	7,570
Sovereign Issues	0	3,722	0	3,722
Common Stocks
Energy	0	0	18	18
Preferred Securities
Banking & Finance	0	231	0	231
Short-Term Instruments
Commercial Paper	0	2,991	0	2,991
Repurchase Agreements	0	73,242	0	73,242
Argentina Treasury Bills	0	8	0	8
Hungary Treasury Bills	0	933	0	933
Japan Treasury Bills	0	1,868	0	1,868

$0	$149,355	$225	$149,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121	$0	$0	$121

Total Investments	$121	$149,355	$225	$149,701

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,676)	$0	$(1,676)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	71	0	89
Over the counter	0	232	0	232

$18	$303	$0	$321
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(19)	(71)	0	(90)
Over the counter	0	(252)	(36)	(288)

$(19)	$(323)	$(36)	$(378)

Total Financial Derivative Instruments	$(1)	$(20)	$(36)	$(57)

Totals	$120	$147,659	$189	$147,968

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$117	$4	$0	$0	$0	$121	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	RYL	NatWest Markets Plc
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	COP	Colombian Peso	NZD	New Zealand Dollar
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	USD	United States Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	ZAR	South African Rand
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bond 3.500% due 11/23/2031	EUR	200	$174

Total Albania (Cost $224)			174

ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond 8.250% due 05/09/2028		$400	347

Total Angola (Cost $337)			347

ARGENTINA 1.6%
SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$1,176	338
1.000% due 07/09/2029		549	151
3.500% due 07/09/2041 þ		4,427	1,149
3.625% due 07/09/2035 þ		1,876	470
3.625% due 07/09/2046 þ		310	79
4.250% due 01/09/2038 þ		1,892	557
Provincia de Buenos Aires 6.375% due 09/01/2037 þ		543	180
Provincia de Neuquen Argentina 6.625% due 04/27/2030 ^þ		165	126

Total Argentina (Cost $5,653)			3,050

ARMENIA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	378
3.950% due 09/26/2029		300	242

Total Armenia (Cost $787)			620

AZERBAIJAN 0.8%
CORPORATE BONDS & NOTES 0.8%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,396

Total Azerbaijan (Cost $1,434)			1,396

BAHAMAS 0.3%
SOVEREIGN ISSUES 0.3%
Bahamas Government International Bond 6.000% due 11/21/2028		$600	500

Total Bahamas (Cost $603)			500

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 4.250% due 01/25/2028		$300	275

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Bahrain (Cost $300)			275

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	341

Total Bermuda (Cost $400)			341

BRAZIL 10.2%
CORPORATE BONDS & NOTES 2.3%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	16,000	817
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$2,150	2,093
CSN Inova Ventures 6.750% due 01/28/2028		800	741
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (e)(g)		623	14
Vale SA 1.641% due 12/29/2049 ~(g)	BRL	10,380	646

			4,311

SOVEREIGN ISSUES 7.9%
Brazil Government International Bond
4.750% due 01/14/2050		$1,013	703
5.625% due 01/07/2041		50	42
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (e)	BRL	66,400	12,842
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		5,390	1,096

			14,683

Total Brazil (Cost $20,137)			18,994

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	388
9.500% due 11/19/2025		$200	194

Total Cameroon (Cost $794)			582

CAYMAN ISLANDS 2.1%
CORPORATE BONDS & NOTES 1.8%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		$534	375
CK Hutchison International Ltd.
4.750% due 04/21/2028		500	482
4.875% due 04/21/2033		500	467
Gaci First Investment Co. 4.875% due 02/14/2035		400	364
ICD Funding Ltd. 3.223% due 04/28/2026		200	186
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		98	90
0.000% due 05/15/2030 (e)		590	431
7.860% due 05/15/2030		241	241
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(c)		300	18
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		90	87
Poinsettia Finance Ltd. 6.625% due 06/17/2031		608	501
Sunac China Holdings Ltd. 7.000% due 07/09/2025 ^(c)		800	128

			3,370

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	501

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Cayman Islands (Cost $4,949)		3,871

CHILE 3.0%
CORPORATE BONDS & NOTES 2.2%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	191
Banco Santander Chile 2.700% due 01/10/2025	200	192
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	195
4.250% due 07/17/2042	200	151
4.875% due 11/04/2044	600	481
5.125% due 02/02/2033	300	277
5.950% due 01/08/2034	300	291
6.300% due 09/08/2053	300	286
Embotelladora Andina SA 3.950% due 01/21/2050	200	152
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	115
3.830% due 09/14/2061	200	126
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	178
4.700% due 05/07/2050	300	234
Empresa Nacional del Petroleo
3.450% due 09/16/2031	300	240
6.150% due 05/10/2033	400	385
GNL Quintero SA 4.634% due 07/31/2029	565	540

		4,034

SOVEREIGN ISSUES 0.8%
Chile Government International Bond
3.100% due 05/07/2041	500	341
3.250% due 09/21/2071	800	456
4.340% due 03/07/2042	800	650

		1,447

Total Chile (Cost $6,793)		5,481

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)	$400	2

Total China (Cost $402)		2

COLOMBIA 2.3%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol SA
5.875% due 05/28/2045	$400	264
6.875% due 04/29/2030	200	183
7.375% due 09/18/2043	200	165

		612

SOVEREIGN ISSUES 2.0%
Colombia Government International Bond
3.875% due 02/15/2061	300	156
4.500% due 01/28/2026	1,200	1,151
4.500% due 03/15/2029	300	261
5.000% due 06/15/2045	1,300	856
5.200% due 05/15/2049	500	330
6.125% due 01/18/2041	400	315
7.500% due 02/02/2034	700	663

		3,732

Total Colombia (Cost $5,547)		4,344

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 5.625% due 04/30/2043	$400	333

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Costa Rica (Cost $400)			333

DOMINICAN REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	150
13.000% due 12/05/2025		50,200	924
13.000% due 01/30/2026		7,600	140
Dominican Republic International Bond
4.875% due 09/23/2032		$700	570
5.300% due 01/21/2041		400	295
5.500% due 02/22/2029		200	184
5.875% due 01/30/2060		800	575
6.000% due 07/19/2028 (k)		1,600	1,525
6.000% due 02/22/2033		500	443
6.500% due 02/15/2048		300	244
9.750% due 06/05/2026	DOP	8,000	141
11.250% due 09/15/2035		20,800	377
13.625% due 02/03/2033		31,800	661
13.625% due 02/10/2034		27,200	587

Total Dominican Republic (Cost $7,253)			6,816

ECUADOR 1.3%
SOVEREIGN ISSUES 1.3%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$173	52
2.500% due 07/31/2040 þ		485	161
3.500% due 07/31/2035 þ		3,074	1,147
6.000% due 07/31/2030 þ		1,842	944
Ecuador Social Bond SARL 0.000% due 01/30/2035 (e)		69	53

Total Ecuador (Cost $3,177)			2,357

EGYPT 2.0%
SOVEREIGN ISSUES 2.0%
Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,100	653
7.300% due 09/30/2033		$800	447
7.625% due 05/29/2032		3,100	1,795
8.500% due 01/31/2047		1,000	536
8.875% due 05/29/2050		600	327

Total Egypt (Cost $5,706)			3,758

EL SALVADOR 0.3%
SOVEREIGN ISSUES 0.3%
El Salvador Government International Bond 7.125% due 01/20/2050		$750	490

Total El Salvador (Cost $700)			490

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$200	81
7.625% due 05/16/2029 ^(c)		600	267
7.750% due 04/07/2029 ^(c)		200	89
8.125% due 03/26/2032 ^(c)		900	399
8.625% due 04/07/2034 ^(c)		700	311
8.750% due 03/11/2061 ^(c)		600	258

Total Ghana (Cost $2,941)			1,405

GUATEMALA 0.6%
SOVEREIGN ISSUES 0.6%
Guatemala Government International Bond
4.650% due 10/07/2041		$200	148
4.875% due 02/13/2028		410	382
6.125% due 06/01/2050		300	259
6.600% due 06/13/2036		400	385

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Guatemala (Cost $1,299)			1,174

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.3%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	200	142
6.850% due 07/02/2024		$200	185
Lenovo Group Ltd. 3.421% due 11/02/2030		200	163

			490

SOVEREIGN ISSUES 0.4%
Airport Authority
2.625% due 02/04/2051		200	122
4.875% due 01/12/2030		600	585

			707

Total Hong Kong (Cost $1,305)			1,197

HUNGARY 1.6%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Zrt 7.500% due 06/09/2028		$200	202

SOVEREIGN ISSUES 1.5%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	79
2.125% due 09/22/2031		$250	185
3.125% due 09/21/2051		200	111
5.250% due 06/16/2029		700	670
5.500% due 06/16/2034		200	183
6.250% due 09/22/2032		200	195
6.750% due 09/25/2052		400	381
7.625% due 03/29/2041		100	105
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		400	394
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028		500	496

			2,799

Total Hungary (Cost $3,110)			3,001

INDIA 0.7%
CORPORATE BONDS & NOTES 0.2%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$200	147
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		163	122
Indian Railway Finance Corp. Ltd. 3.950% due 02/13/2050		200	142

			411

SOVEREIGN ISSUES 0.5%
Export-Import Bank of India
3.250% due 01/15/2030		500	427
3.375% due 08/05/2026		500	470

			897

Total India (Cost $1,561)			1,308

INDONESIA 4.2%
CORPORATE BONDS & NOTES 3.2%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	364
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		800	748
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		400	388
4.875% due 10/01/2024		500	493
Pertamina Persero PT
1.400% due 02/09/2026		500	451
6.000% due 05/03/2042		1,000	914
6.450% due 05/30/2044		1,500	1,438

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	519
4.125% due 05/15/2027		200	188
4.375% due 02/05/2050		200	136
5.250% due 05/15/2047		400	323

			5,962

SOVEREIGN ISSUES 1.0%
Indonesia Government International Bond
5.125% due 01/15/2045		200	181
5.250% due 01/17/2042		1,000	938
5.250% due 01/08/2047		200	183
5.650% due 01/11/2053		200	191
6.750% due 01/15/2044		300	326
7.750% due 01/17/2038		100	117

			1,936

Total Indonesia (Cost $8,907)			7,898

IRELAND 0.8%
SOVEREIGN ISSUES 0.8%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$1,615	1,496

Total Ireland (Cost $1,528)			1,496

ISRAEL 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$500	428
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		300	248
Leviathan Bond Ltd. 6.125% due 06/30/2025		400	391

Total Israel (Cost $1,199)			1,067

IVORY COAST 0.8%
SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	500	444
5.750% due 12/31/2032 þ		$737	659
5.875% due 10/17/2031	EUR	200	175
6.625% due 03/22/2048		200	146

Total Ivory Coast (Cost $1,788)			1,424

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$186	153

Total Jamaica (Cost $186)			153

JAPAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.063% due 09/12/2025 •		$1,000	989

Total Japan (Cost $1,000)			989

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Corsair International Ltd.
8.802% due 01/28/2027 •	EUR	700	735
9.152% due 01/28/2029 •		300	314

Total Jersey, Channel Islands (Cost $1,121)			1,049

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$200	191

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

7.375% due 10/10/2047		300	248
7.500% due 01/13/2029		400	392
7.750% due 01/15/2028		200	200

Total Jordan (Cost $1,116)			1,031

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 0.9%
Development Bank of Kazakhstan JSC 5.750% due 05/12/2025		$700	699
KazMunayGas National Co. JSC
4.750% due 04/19/2027		400	375
5.750% due 04/19/2047		200	156
6.375% due 10/24/2048		200	164
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	305

			1,699

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	172

Total Kazakhstan (Cost $1,987)			1,871

KENYA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	134
7.250% due 02/28/2028		800	645

Total Kenya (Cost $958)			779

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$600	51

Total Lebanon (Cost $38)			51

LUXEMBOURG 1.3%
		SHARES
COMMON STOCKS 0.1%
Drillco Holding Lux SA «(d)		9,903	260

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.2%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$500	498
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		361	240
FORESEA Holding SA 7.500% due 06/15/2030		123	116
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	293
6.510% due 02/23/2042		300	295
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	290
TMS Issuer SARL 5.780% due 08/23/2032		300	301
Unigel Luxembourg SA 8.750% due 10/01/2026		400	135

			2,168

Total Luxembourg (Cost $2,616)			2,428

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	500	539

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Macedonia (Cost $529)			539

MALAYSIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	187
4.800% due 04/21/2060		300	249

Total Malaysia (Cost $575)			436

MAURITIUS 0.1%
CORPORATE BONDS & NOTES 0.1%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$200	187

Total Mauritius (Cost $200)			187

MEXICO 7.8%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0
Hipotecaria Su Casita SA de CV «(d)		5,259	0
Urbi Desarrollos Urbanos SAB de CV (d)		95	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.2%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$400	314
7.500% due 06/27/2029 •(g)(h)		200	178
Comision Federal de Electricidad 6.264% due 02/15/2052		200	163
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	301
Minera Mexico SA de CV 4.500% due 01/26/2050		200	143
Petroleos Mexicanos
6.625% due 06/15/2038		700	448
6.700% due 02/16/2032		228	170
6.750% due 09/21/2047		460	273
6.950% due 01/28/2060		3,000	1,779
7.690% due 01/23/2050		4,600	2,959
10.000% due 02/07/2033		700	624
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		400	345
Trust Fibra Uno 6.390% due 01/15/2050		200	153

			7,850

SOVEREIGN ISSUES 3.6%
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	11,810	569
3.000% due 12/03/2026 (f)		26,768	1,392
3.750% due 04/19/2071		$500	286
3.771% due 05/24/2061		2,044	1,205
5.000% due 04/27/2051 (k)		900	695
5.400% due 02/09/2028		600	592
5.750% due 10/12/2110		1,200	957
6.350% due 02/09/2035		1,000	980

			6,676

Total Mexico (Cost $20,087)			14,526

MOROCCO 0.5%
CORPORATE BONDS & NOTES 0.4%
OCP SA
3.750% due 06/23/2031		$400	317

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

5.125% due 06/23/2051		500	333

			650

SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.000% due 12/15/2050		200	124

Total Morocco (Cost $1,089)			774

NAMIBIA 0.2%
SOVEREIGN ISSUES 0.2%
Namibia Government International Bond 5.250% due 10/29/2025		$300	284

Total Namibia (Cost $299)			284

NETHERLANDS 1.0%
CORPORATE BONDS & NOTES 0.9%
Metinvest BV 8.500% due 04/23/2026		$400	286
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	363
NE Property BV 1.875% due 10/09/2026	EUR	400	376
Prosus NV
1.539% due 08/03/2028		200	173
2.031% due 08/03/2032		100	74
3.257% due 01/19/2027		$200	177
3.680% due 01/21/2030		200	161
4.027% due 08/03/2050		200	115

			1,725

SOVEREIGN ISSUES 0.1%
Republic of Angola Via Avenir BV 10.163% (US0006M + 4.500%) due 12/07/2023 ~		100	100

Total Netherlands (Cost $2,340)			1,825

NIGERIA 1.6%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	539

SOVEREIGN ISSUES 1.3%
Nigeria Government International Bond
6.500% due 11/28/2027		$600	502
7.143% due 02/23/2030		400	316
7.375% due 09/28/2033		200	149
7.875% due 02/16/2032		600	474
8.250% due 09/28/2051		200	139
8.375% due 03/24/2029		500	430
8.747% due 01/21/2031		400	338

			2,348

Total Nigeria (Cost $3,522)			2,887

OMAN 1.4%
SOVEREIGN ISSUES 1.4%
Oman Government International Bond
5.625% due 01/17/2028		$1,300	1,269
6.000% due 08/01/2029		600	589
6.500% due 03/08/2047		200	179
7.000% due 01/25/2051		500	473

Total Oman (Cost $2,532)			2,510

PAKISTAN 0.5%
SOVEREIGN ISSUES 0.5%
Pakistan Government International Bond
6.875% due 12/05/2027		$400	206
7.375% due 04/08/2031		400	188
8.875% due 04/08/2051		1,200	559

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Pakistan (Cost $1,528)			953

PANAMA 2.1%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	218
Banco General SA 5.250% due 05/07/2031 •(g)(h)		400	354
Banco Nacional de Panama 2.500% due 08/11/2030		200	156

			728

SOVEREIGN ISSUES 1.7%
Panama Government International Bond
4.300% due 04/29/2053		800	524
4.500% due 04/01/2056		900	595
4.500% due 01/19/2063		300	195
6.400% due 02/14/2035		600	583
6.700% due 01/26/2036		600	595
6.853% due 03/28/2054		400	372
6.875% due 01/31/2036 (a)		300	301

			3,165

Total Panama (Cost $4,951)			3,893

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
3.849% due 06/28/2033		$200	165
4.700% due 03/27/2027		200	192
5.850% due 08/21/2033		200	190
6.100% due 08/11/2044		200	176

Total Paraguay (Cost $796)			723

PERU 1.2%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,800	459
InRetail Consumer 3.250% due 03/22/2028		$500	427
Petroleos del Peru SA
4.750% due 06/19/2032		400	283
5.625% due 06/19/2047		300	181

			1,350

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
3.000% due 01/15/2034		500	387
3.230% due 07/28/2121		200	105
3.300% due 03/11/2041		600	416

			908

Total Peru (Cost $3,017)			2,258

PHILIPPINES 2.0%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	910

SOVEREIGN ISSUES 1.5%
Philippines Government International Bond
2.650% due 12/10/2045		500	302
2.950% due 05/05/2045		400	255
3.700% due 03/01/2041		1,000	757
5.000% due 07/17/2033		400	385

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

9.500% due 02/02/2030		900	1,093

			2,792

Total Philippines (Cost $4,457)			3,702

POLAND 1.1%
SOVEREIGN ISSUES 1.1%
Poland Government International Bond
4.875% due 10/04/2033		$950	886
5.500% due 11/16/2027		500	502
5.500% due 04/04/2053		650	590

Total Poland (Cost $2,081)			1,978

QATAR 2.6%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc. 6.067% due 12/31/2033		$86	88
QatarEnergy
2.250% due 07/12/2031		800	643
3.125% due 07/12/2041		900	623
3.300% due 07/12/2051		1,400	912
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		264	265

			2,531

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
4.400% due 04/16/2050		800	655
4.817% due 03/14/2049		1,000	870
5.103% due 04/23/2048		700	635

			2,160

Total Qatar (Cost $5,449)			4,691

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
2.125% due 03/07/2028	EUR	100	92
2.625% due 12/02/2040		300	188
2.875% due 04/13/2042		500	312
3.500% due 04/03/2034		100	82
3.750% due 02/07/2034		200	167
6.375% due 09/18/2033		500	521
7.625% due 01/17/2053		$1,000	1,024

Total Romania (Cost $2,910)			2,386

RUSSIA 0.3%
SOVEREIGN ISSUES 0.3%
Russia Government International Bond
1.850% due 11/20/2032 ^(c)	EUR	600	279
5.250% due 06/23/2047 ^(c)		$200	73
5.625% due 04/04/2042 ^(c)		300	205

Total Russia (Cost $1,126)			557

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$200	156

Total Rwanda (Cost $200)			156

SAUDI ARABIA 5.9%
CORPORATE BONDS & NOTES 1.2%
Saudi Arabian Oil Co.
1.625% due 11/24/2025		$400	366
2.250% due 11/24/2030		400	322
3.500% due 04/16/2029		500	451
3.500% due 11/24/2070		300	179

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

4.250% due 04/16/2039		1,000	816

			2,134

SOVEREIGN ISSUES 4.7%
Saudi Government International Bond
2.250% due 02/02/2033		200	154
2.900% due 10/22/2025		300	285
3.250% due 10/22/2030		200	175
3.450% due 02/02/2061		200	123
3.750% due 01/21/2055		400	266
4.500% due 10/26/2046 (k)		3,800	3,006
4.750% due 01/18/2028		2,300	2,249
4.875% due 07/18/2033		2,500	2,381

			8,639

Total Saudi Arabia (Cost $12,603)			10,773

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	91
5.375% due 06/08/2037		200	136
6.250% due 05/23/2033		$300	241
6.750% due 03/13/2048		200	135

Total Senegal (Cost $868)			603

SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	346
6.500% due 09/26/2033		$600	573

Total Serbia (Cost $1,181)			919

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Flex Ltd. 4.875% due 06/15/2029		$100	94

Total Singapore (Cost $105)			94

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.000% due 09/19/2033		$700	680

Total Slovenia (Cost $695)			680

SOUTH AFRICA 3.8%
CORPORATE BONDS & NOTES 1.4%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		$200	161
6.500% due 04/15/2040		100	91
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	24,300	1,269
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		$200	183
8.450% due 08/10/2028		500	477
Sasol Financing USA LLC 8.750% due 05/03/2029		500	481

			2,662

SOVEREIGN ISSUES 2.4%
South Africa Government International Bond
4.850% due 09/30/2029		1,500	1,289
5.000% due 10/12/2046		300	186
5.750% due 09/30/2049		600	399
5.875% due 04/20/2032		200	171
7.300% due 04/20/2052		300	239
10.500% due 12/21/2026	ZAR	6,300	342

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

10.500% due 12/21/2026 (k)		32,000	1,740

			4,366

Total South Africa (Cost $8,372)			7,028

SOUTH KOREA 0.4%
CORPORATE BONDS & NOTES 0.4%
LG Chem Ltd. 1.375% due 07/07/2026		$900	800

Total South Korea (Cost $897)			800

SPAIN 0.4%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 5.147% due 08/18/2025		$800	783

Total Spain (Cost $800)			783

SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$700	340
6.350% due 06/28/2024		200	96
6.825% due 07/18/2026 ^(c)		500	241
6.850% due 11/03/2025 ^(c)		800	387
7.550% due 03/28/2030 ^(c)		400	187
7.850% due 03/14/2029 ^(c)		300	141

Total Sri Lanka (Cost $2,487)			1,392

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	537

Total Supranational (Cost $600)			537

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Credit Suisse AG 4.750% due 08/09/2024		$300	296
UBS Group AG 6.373% due 07/15/2026 •(k)		250	249

Total Switzerland (Cost $550)			545

TRINIDAD AND TOBAGO 0.2%
SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		$300	298

Total Trinidad and Tobago (Cost $298)			298

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Tunisian Republic International Bond
5.625% due 02/17/2024	EUR	300	282
6.750% due 10/31/2023		100	103

Total Tunisia (Cost $367)			385

TURKEY 5.6%
CORPORATE BONDS & NOTES 0.5%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$578	537
Turkiye Is Bankasi AS 6.125% due 04/25/2024		200	199

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		200	199

			935

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 7.387% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,041

SOVEREIGN ISSUES 4.5%
Turkey Government International Bond
4.875% due 04/16/2043		$700	445
5.125% due 02/17/2028		1,500	1,342
5.750% due 05/11/2047		3,600	2,444
5.875% due 06/26/2031		500	421
5.950% due 01/15/2031		500	426
6.000% due 01/14/2041		600	445
6.125% due 10/24/2028		300	274
6.875% due 03/17/2036		1,600	1,359
9.125% due 07/13/2030		1,000	1,007
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		200	201

			8,364

Total Turkey (Cost $12,098)			10,340

UKRAINE 0.5%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		$800	218

SOVEREIGN ISSUES 0.4%
Ukraine Government International Bond
6.876% due 05/21/2031 ^(c)		200	53
7.253% due 03/15/2035 ^(c)		900	239
7.375% due 09/25/2034 ^(c)		500	132
7.750% due 09/01/2026 ^(c)		1,100	329

			753

Total Ukraine (Cost $3,202)			971

UNITED ARAB EMIRATES 2.4%
CORPORATE BONDS & NOTES 1.4%
Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		$400	383
4.696% due 04/24/2033		300	286
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		600	563
DP World Ltd. 6.850% due 07/02/2037		600	621
MDGH GMTN RSC Ltd. 5.084% due 05/22/2053		200	178
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	623

			2,654

SOVEREIGN ISSUES 1.0%
Emirate of Abu Dhabi Government International Bond
2.125% due 09/30/2024		200	193
3.125% due 09/30/2049		1,200	783
3.875% due 04/16/2050		200	150
Finance Department Government of Sharjah 4.375% due 03/10/2051		1,200	752

			1,878

Total United Arab Emirates (Cost $5,031)			4,532

UNITED KINGDOM 1.4%
CORPORATE BONDS & NOTES 0.7%
Barclays PLC
3.250% due 02/12/2027	GBP	100	110
5.304% due 08/09/2026 •		$500	490
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	185
5.210% due 08/11/2028 •		200	193
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		200	195

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		56	50

			1,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canada Square Funding PLC 6.001% due 01/17/2059 •	GBP	177	214
Rochester Financing PLC 5.919% due 12/18/2044 •		186	225
Stratton Mortgage Funding PLC 6.119% due 03/12/2052 •		60	73
Towd Point Mortgage Funding 7.018% due 02/20/2054 •		532	650
Tower Bridge Funding PLC 5.939% due 12/20/2063 •		153	186

			1,348

Total United Kingdom (Cost $2,567)			2,571

UNITED STATES 12.0%
ASSET-BACKED SECURITIES 1.7%
Countrywide Asset-Backed Certificates Trust
5.914% due 02/25/2037 •		$396	376
6.559% due 11/25/2035 •		362	351
Credit-Based Asset Servicing & Securitization Trust 3.163% due 01/25/2037 ^þ		577	181
Morgan Stanley ABS Capital, Inc. Trust
6.199% due 01/25/2035 •		69	65
6.229% due 03/25/2034 •		341	336
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.214% due 09/25/2035 •		500	427
Soundview Home Loan Trust 6.334% due 10/25/2037 •		121	95
Wells Fargo Home Equity Asset-Backed Securities Trust 6.074% due 03/25/2037 •		1,500	1,297

			3,128

		SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(i)		393,387	43

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG AT1 Claim ^		$200	21
DAE Funding LLC
2.625% due 03/20/2025		200	188
3.375% due 03/20/2028		200	177
Rio Oil Finance Trust
8.200% due 04/06/2028		389	393
9.250% due 07/06/2024		279	282
9.750% due 01/06/2027		472	488
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)		613	394

			1,943

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ecopetrol SA TBD% due 08/16/2024 «		1,000	997

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Banc of America Mortgage Trust 3.891% due 02/25/2036 ^~		1	1
BCAP LLC Trust 3.675% due 05/26/2037 ~		558	492
Bear Stearns Adjustable Rate Mortgage Trust
3.881% due 05/25/2047 ^~		6	5
4.031% due 01/25/2035 ~		1	1
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~		1,000	907
Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~		12	11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

CitiMortgage Alternative Loan Trust 6.000% due 10/25/2036 •	74	62
Countrywide Alternative Loan Trust 5.784% due 05/25/2036 ^•	116	47
GSR Mortgage Loan Trust 3.922% due 01/25/2036 ^~	2	1
IndyMac INDA Mortgage Loan Trust 3.308% due 11/25/2037 ~	68	56
IndyMac INDX Mortgage Loan Trust
5.794% due 02/25/2037 •	147	146
6.074% due 07/25/2045 •	83	64
Lehman XS Trust
5.814% due 09/25/2046 •	104	87
5.934% due 08/25/2037 •	149	135
Morgan Stanley Mortgage Loan Trust 6.466% due 06/25/2036 ~	1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	997	966
SunTrust Adjustable Rate Mortgage Loan Trust 4.420% due 10/25/2037 ^~	35	30
WaMu Mortgage Pass-Through Certificates Trust
3.835% due 02/25/2037 ^~	11	10
3.838% due 03/25/2036 ~	92	82
Washington Mutual Mortgage Pass-Through Certificates Trust 5.376% due 02/25/2047 ^•	123	106

		3,210

U.S. GOVERNMENT AGENCIES 4.8%
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	26	24
Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2053	1,000	861
4.000% due 10/01/2053	2,000	1,781
4.500% due 11/01/2053	2,000	1,837
5.000% due 11/01/2053	2,100	1,982
5.500% due 11/01/2053	2,500	2,415

		8,900

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
2.000% due 11/15/2041	1,400	909
3.125% due 11/15/2041	2,700	2,124
3.250% due 05/15/2042	100	80
U.S. Treasury Notes
3.875% due 05/15/2043	800	696
1.750% due 11/15/2029	200	170
3.125% due 08/31/2029	300	276

		4,255

Total United States (Cost $24,491)		22,476

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bond 5.100% due 06/18/2050	$500	444

Total Uruguay (Cost $480)		444

UZBEKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031	$400	313

Total Uzbekistan (Cost $325)		313

VENEZUELA 0.6%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$3,750	216
5.500% due 04/12/2037 ^(c)	4,350	250
6.000% due 05/16/2024 ^(c)	380	22
6.000% due 11/15/2026 ^(c)	1,200	69

		557

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	29

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

7.650% due 04/21/2025 ^(c)	630	60
8.250% due 10/13/2024 ^(c)	3,850	366
9.250% due 09/15/2027 ^(c)	1,190	122
9.375% due 01/13/2034 ^(c)	40	4
11.950% due 08/05/2031 ^(c)	490	51

		632

Total Venezuela (Cost $9,560)		1,189

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond 8.970% due 07/30/2027 ^(c)	$200	109

Total Zambia (Cost $139)		109

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (j) 0.3%		479

Total Short-Term Instruments (Cost $479)		479

Total Investments in Securities (Cost $244,139)		195,578

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	15,455	150

Total Short-Term Instruments (Cost $150)		150

Total Investments in Affiliates (Cost $150)		150

Total Investments 106.0% (Cost $244,289)		$195,728
Financial Derivative Instruments (l)(m) 0.6%(Cost or Premiums, net $504)		1,109
Other Assets and Liabilities, net (6.6)%		(12,137)

Net Assets 100.0%		$184,700

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$479	U.S. Treasury Notes 0.250% due 09/30/2025	$(489)	$479	$479

Total Repurchase Agreements	$(489)	$479	$479

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	5.450%	09/22/2023	11/03/2023	$(2,273)	$(2,277)
NOM	5.320	07/28/2023	TBD(3)	(2,391)	(2,414)
SCX	8.650	09/13/2023	TBD(3)	ZAR	(25,285)	(1,341)

Total Reverse Repurchase Agreements	$(6,032)

(k)	Securities with an aggregate market value of $6,130 has been pledged as collateral under the terms of the above master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(8,195) at a weighted average interest rate of 5.467%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures					$107.000	10/27/2023	3	$3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures					110.000	10/27/2023	3	3	(1)	(1)

Total Written Options									$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2023	44	$8,919	$(28)		$4	$0
U.S. Treasury 10-Year Note December Futures				12/2023	253	27,340	(469)		51	0
U.S. Treasury Ultra Long-Term Bond December Futures				12/2023	4	475	(27)		2	0

							$(524)		$57	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund December Futures				12/2023	34	$(4,624)	$117		$56	$(56)
U.S. Treasury 5-Year Note December Futures				12/2023	35	(3,688)	27		0	(5)

							$144		$56	$(61)

Total Futures Contracts							$(380)		$113	$(61)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$100	$0	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$1,000	$57	$(18)	$39	$2	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	900	56	(16)	40	1	0
CDX.IG-40 5-Year Index	(1.000)	Quarterly		06/20/2028	1,200	(18)	2	(16)	0	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly		12/20/2028	5,200	(66)	2	(64)	1	0

						$29	$(30)	$(1)	$4	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$5,700	$(177)	$(33)	$(210)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	5,400	223	12	235	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	5,700	212	(851)	(639)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(61)	(59)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	135	365	0	(15)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	200	3	(41)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	(2)	(4)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	(2)	(3)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	400	(2)	(1)	(3)	0	(3)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	16,800	0	58	58	0	0
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027	3,700	0	1	1	3	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027	2,200	0	(20)	(20)	0	(2)
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	47	47	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	45,100	12	(33)	(21)	0	(9)
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	EUR	300	(1)	(1)	(2)	0	(2)
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	1,400	0	(19)	(19)	1	0
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028	1,400	0	(20)	(20)	1	0
Receive	28-Day MXN-TIIE	8.900	Lunar	05/21/2027	10,100	0	18	18	0	(1)
Pay	28-Day MXN-TIIE	8.740	Lunar	03/07/2028	17,500	0	(34)	(34)	3	0
Receive	28-Day MXN-TIIE	8.585	Lunar	05/18/2028	2,900	0	7	7	0	(1)
Receive	28-Day MXN-TIIE	8.760	Lunar	05/19/2028	100	0	0	0	0	0
Pay	28-Day MXN-TIIE	9.253	Lunar	08/31/2028	49,600	0	(43)	(43)	11	0
Pay	28-Day MXN-TIIE	9.160	Lunar	09/01/2028	17,000	0	(18)	(18)	3	0
Pay	28-Day MXN-TIIE	9.210	Lunar	09/05/2028	17,000	0	(16)	(16)	4	0

$497	$(933)	$(436)	$35	$(35)

Total Swap Agreements	$526	$(963)	$(437)	$39	$(35)

Cash of $1,774 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	DOP	4,722	$83	$0	$0
11/2023	CAD	52	38	0	0
11/2023	$1,397	ILS	5,300	0	(4)
12/2023	MXN	5,065	$292	5	0
12/2023	$263	INR	21,857	0	(1)
01/2024	1,143	HUF	422,566	0	(14)
02/2024	DOP	23,879	$413	0	0
03/2024	EGP	2,722	78	4	0
BPS	10/2023	BRL	7,062	1,424	19	0
10/2023	EUR	766	815	5	0
10/2023	THB	10,111	281	3	0
10/2023	$1,418	BRL	7,062	0	(13)
10/2023	177	COP	706,493	0	(5)
10/2023	10,942	EUR	10,321	0	(30)
10/2023	224	GBP	184	1	0
10/2023	38	THB	1,355	0	(1)
10/2023	ZAR	15,117	$783	0	(14)
11/2023	CAD	299	221	1	0
11/2023	EUR	10,029	10,641	25	0
11/2023	GBP	230	280	0	(1)
11/2023	ILS	1,196	346	31	0
11/2023	NZD	502	298	0	(3)
11/2023	$38	TRY	1,065	0	(1)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

	12/2023	NGN	3,240		$4	0	0
	12/2023		$243	INR	20,312	1	0
	01/2024	PLN	894		$203	0	(1)
	01/2024		$356	BRL	1,800	0	(2)
	01/2024		74	PLN	325	0	0
	02/2024	EGP	1,225		$35	1	0
	02/2024		$74	EGP	2,650	0	(1)
	03/2024	IDR	586,760		$38	0	0
BRC	10/2023	GBP	230		280	0	(1)
	10/2023	JPY	5,600		38	1	0
	10/2023	MXN	17,164		916	0	(67)
	01/2024	PLN	781		179	1	0
BSH	10/2023	BRL	3,200		600	0	(36)
	10/2023		$639	BRL	3,200	0	(2)
	01/2024	BRL	50,000		$10,095	258	0
CBK	10/2023		4,913		1,001	24	0
	10/2023	EUR	257		273	2	0
	10/2023	GBP	68		83	0	0
	10/2023	MXN	4,016		231	1	0
	10/2023	PHP	6,369		113	0	0
	10/2023		$985	BRL	4,913	0	(7)
	10/2023		25	NGN	15,113	0	(7)
	10/2023	ZAR	332		$17	0	0
	11/2023	CAD	105		77	0	0
	11/2023	CHF	102		114	2	0
	11/2023	ILS	9,633		2,823	291	0
	11/2023	PEN	1,079		290	6	0
	11/2023	SEK	615		56	0	0
	11/2023		$686	BRL	3,346	0	(23)
	11/2023		132	EGP	4,274	5	0
	11/2023		131	NOK	1,405	0	0
	12/2023	ILS	237		$63	0	0
	12/2023	MXN	13		1	0	0
	12/2023		$315	BRL	1,594	0	0
DUB	10/2023	CZK	5,965		$260	1	0
	10/2023	THB	2,636		74	2	0
	10/2023	ZAR	11,425		627	25	0
	11/2023	EGP	5,866		206	18	0
	11/2023		$1,723	ILS	6,500	0	(14)
	01/2024	NGN	27,675		$45	13	0
GLM	10/2023	BRL	2,503		$500	2	0
	10/2023	DOP	30,205		539	10	0
	10/2023	MXN	13,231		761	2	0
	10/2023	MYR	38		8	0	0
	10/2023	NGN	29,183		49	13	0
	10/2023		$513	BRL	2,503	0	(16)
	10/2023		3	MXN	47	0	0
	10/2023		26	TRY	710	0	(1)
	10/2023	ZAR	7,389		$391	3	(2)
	11/2023	BRL	8,332		1,674	23	0
	11/2023	DOP	23,470		419	8	0
	11/2023	EGP	1,297		46	4	0
	11/2023	MXN	47		3	0	0
	11/2023		$134	EGP	4,102	0	(3)
	11/2023		261	MXN	4,461	0	(7)
	11/2023		226	TRY	6,317	0	(7)
	12/2023	DOP	17,652		$314	6	0
	12/2023	KRW	49,841		37	0	0
	12/2023	MXN	9,706		560	9	0
	12/2023	PHP	6,409		112	0	(1)
	12/2023		$56	PEN	211	0	(1)
	01/2024	BRL	8,100		$1,599	5	0
	01/2024	DOP	51,268		900	10	0
	01/2024	HUF	48,256		128	0	(1)
	01/2024		$237	HUF	86,537	0	(6)
JPM	10/2023	CZK	7,289		$315	0	(1)
	10/2023	MXN	132		7	0	0
	10/2023		$56	CAD	75	0	0
	10/2023		23	NGN	14,353	0	(6)
	10/2023		459	ZAR	8,692	0	0
	11/2023	CHF	475		$526	6	0
	11/2023	NZD	508		301	0	(3)
	11/2023	SEK	1,230		112	0	(1)
	11/2023		$150	NOK	1,615	1	0
	12/2023	NGN	14,283		$23	6	0
	12/2023	TWD	3,575		113	2	0
	12/2023		$365	INR	30,448	0	0
	12/2023		28	NGN	17,443	0	(7)
	01/2024	BRL	10,100		$2,018	31	0
	02/2024	EGP	3,100		89	4	0
	02/2024		$37	EGP	1,327	0	0
MBC	10/2023	BRL	275		$56	1	0
	10/2023	EUR	9,538		10,310	226	0
	10/2023	GBP	1,381		1,737	52	0
	10/2023		$55	BRL	275	0	0
	11/2023	ZAR	22,518		$1,173	0	(11)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

01/2024	HUF	57,952	158	3	0
01/2024	$36	HUF	13,494	0	0
02/2024	127	EGP	4,578	0	(1)
MYI	10/2023	CAD	100	$74	0	0
10/2023	MYR	489	105	0	0
10/2023	$229	TRY	6,346	0	(5)
11/2023	EGP	1,298	$46	4	0
02/2024	7,560	216	8	0
02/2024	$92	EGP	3,324	0	(1)
03/2024	IDR	585,457	$38	0	0
03/2024	$38	EGP	1,360	0	(1)
RBC	10/2023	117	JPY	16,910	0	(4)
12/2023	PEN	282	$74	0	0
12/2023	$206	PEN	782	0	(1)
SCX	11/2023	EUR	240	$255	1	0
12/2023	PEN	143	38	1	0
12/2023	$390	INR	32,525	0	0
01/2024	34	NGN	27,948	0	(2)
03/2024	38	EGP	1,361	0	(1)
SSB	12/2023	TWD	2,985	$93	0	0
12/2023	$150	COP	621,764	0	(1)
12/2023	75	KRW	101,041	0	0
03/2024	IDR	1,738,631	$112	0	0
TOR	10/2023	JPY	14,733	99	0	0
10/2023	$1,760	GBP	1,449	8	0
10/2023	90	JPY	13,215	0	(2)
10/2023	ZAR	1,291	$68	0	0
11/2023	GBP	1,449	1,761	0	(8)
11/2023	$99	JPY	14,663	0	0
12/2023	241	INR	20,088	0	0
UAG	10/2023	BRL	369	$74	0	0
10/2023	CZK	6	0	0	0
10/2023	$75	BRL	369	0	(2)
11/2023	CHF	51	$57	1	0
11/2023	ILS	797	230	21	0

Total Forward Foreign Currency Contracts	$1,217	$(351)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855%	10/19/2023	$100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	1	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	1	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	300	(1)	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	300	(1)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	300	(1)	(3)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	1	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	300	(1)	(1)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	300	(1)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	3.070	10/05/2023	300	(1)		0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	3.370	10/05/2023	300	(1)		(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR		Receive	3.980	10/20/2023	100	(1)		0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR		Pay	4.320	10/20/2023	100	(1)		(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.430	10/10/2023	100	(1)		0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.830	10/10/2023	100	(1)		(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.470	10/13/2023	200	(1)		0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.870	10/13/2023	200	(1)		(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.830	10/19/2023	200	(1)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.230	10/19/2023	200	(1)		(2)

Total Written Options								$(21)		$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.032%	$100	$3	$(3)	$0	$0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	2.709	400	34	(20)	14	0
BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.032	100	3	(3)	0	0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	2.709	300	25	(15)	10	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2028	0.336	1,000	(26)	(3)	0	(29)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.137	100	0	(1)	0	(1)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.137	200	0	(2)	0	(2)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	2.709	800	77	(49)	28	0

							$116	$(96)	$52	$(32)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.545%	$300	$(44)	$16	$0	$(28)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.139	300	1	1	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.260	1,000	25	(9)	16	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406	100	1	1	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.058	800	(21)	20	0	(1)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	1,400	0	7	7	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147	1,500	20	(10)	10	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.441	200	(15)	12	0	(3)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.116	100	0	0	0	0
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.139	100	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.173	300	0	3	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	1,000	(5)	22	17	0
	China Government International Bond	1.000	Quarterly	12/20/2028	0.821	4,100	49	(14)	35	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	400	(1)	4	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432	600	5	4	9	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114	100	0	0	0	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.913	200	(18)	12	0	(6)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	27.287	450	(67)	46	0	(21)
	Chile Government International Bond	1.000	Quarterly	06/20/2026	0.347	1,000	17	0	17	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.384	400	(3)	4	1	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.269	100	(1)	1	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.202	500	5	0	5	0
CBK	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.406	200	0	1	1	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.516	300	0	2	2	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.342	800	9	2	11	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.202	1,900	(64)	83	19	0
GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.269	100	0	0	0	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.545	100	(15)	6	0	(9)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.856	3,500	13	9	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	100	(1)	0	0	(1)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432	1,500	7	15	22	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.114	100	0	0	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.202	300	3	0	3	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	100	(1)	2	1	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147	900	10	(4)	6	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	600	(13)	9	0	(4)
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.647	100	0	1	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	500	(8)	9	1	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.492	300	(10)	10	0	0
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.418	100	1	5	6	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.173	200	1	1	2	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.406	700	4	9	13	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	100	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	200	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	100	(2)	1	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	500	(5)	(1)	0	(6)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.432	1,800	3	24	27	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.147	1,400	8	1	9	0

							$(115)	$315	$280	$(80)

Total Swap Agreements							$1	$219	$332	$(112)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$174	$0	$174
Angola
Sovereign Issues	0	347	0	347
Argentina
Sovereign Issues	0	3,050	0	3,050
Armenia
Sovereign Issues	0	620	0	620
Azerbaijan
Corporate Bonds & Notes	0	1,396	0	1,396
Bahamas
Sovereign Issues	0	500	0	500
Bahrain
Sovereign Issues	0	275	0	275
Bermuda
Corporate Bonds & Notes	0	341	0	341
Brazil
Corporate Bonds & Notes	0	4,311	0	4,311
Sovereign Issues	0	14,683	0	14,683
Cameroon
Sovereign Issues	0	582	0	582
Cayman Islands
Corporate Bonds & Notes	0	3,370	0	3,370
Sovereign Issues	0	501	0	501
Chile
Corporate Bonds & Notes	0	4,034	0	4,034
Sovereign Issues	0	1,447	0	1,447
China
Corporate Bonds & Notes	0	2	0	2
Colombia
Corporate Bonds & Notes	0	612	0	612
Sovereign Issues	0	3,732	0	3,732
Costa Rica
Sovereign Issues	0	333	0	333
Dominican Republic
Sovereign Issues	0	6,816	0	6,816
Ecuador
Sovereign Issues	0	2,357	0	2,357
Egypt
Sovereign Issues	0	3,758	0	3,758
El Salvador
Sovereign Issues	0	490	0	490
Ghana
Sovereign Issues	0	1,405	0	1,405
Guatemala
Sovereign Issues	0	1,174	0	1,174
Hong Kong
Corporate Bonds & Notes	0	490	0	490
Sovereign Issues	0	707	0	707
Hungary
Corporate Bonds & Notes	0	202	0	202
Sovereign Issues	0	2,799	0	2,799
India
Corporate Bonds & Notes	0	411	0	411
Sovereign Issues	0	897	0	897
Indonesia
Corporate Bonds & Notes	0	5,962	0	5,962
Sovereign Issues	0	1,936	0	1,936
Ireland
Sovereign Issues	0	1,496	0	1,496
Israel
Corporate Bonds & Notes	0	1,067	0	1,067
Ivory Coast
Sovereign Issues	0	1,424	0	1,424
Jamaica
Corporate Bonds & Notes	0	153	0	153
Japan
Corporate Bonds & Notes	0	989	0	989
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,049	0	1,049
Jordan
Sovereign Issues	0	1,031	0	1,031
Kazakhstan
Corporate Bonds & Notes	0	1,699	0	1,699
Sovereign Issues	0	172	0	172
Kenya
Sovereign Issues	0	779	0	779
Lebanon
Sovereign Issues	0	51	0	51
Luxembourg
Common Stocks	0	0	260	260

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Corporate Bonds & Notes	0	2,168	0	2,168
Macedonia
Sovereign Issues	0	539	0	539
Malaysia
Corporate Bonds & Notes	0	436	0	436
Mauritius
Corporate Bonds & Notes	0	187	0	187
Mexico
Corporate Bonds & Notes	0	7,850	0	7,850
Sovereign Issues	0	6,676	0	6,676
Morocco
Corporate Bonds & Notes	0	650	0	650
Sovereign Issues	0	124	0	124
Namibia
Sovereign Issues	0	284	0	284
Netherlands
Corporate Bonds & Notes	0	1,725	0	1,725
Sovereign Issues	0	100	0	100
Nigeria
Corporate Bonds & Notes	0	539	0	539
Sovereign Issues	0	2,348	0	2,348
Oman
Sovereign Issues	0	2,510	0	2,510
Pakistan
Sovereign Issues	0	953	0	953
Panama
Corporate Bonds & Notes	0	728	0	728
Sovereign Issues	0	3,165	0	3,165
Paraguay
Sovereign Issues	0	723	0	723
Peru
Corporate Bonds & Notes	0	1,350	0	1,350
Sovereign Issues	0	908	0	908
Philippines
Corporate Bonds & Notes	0	910	0	910
Sovereign Issues	0	2,792	0	2,792
Poland
Sovereign Issues	0	1,978	0	1,978
Qatar
Corporate Bonds & Notes	0	2,531	0	2,531
Sovereign Issues	0	2,160	0	2,160
Romania
Sovereign Issues	0	2,386	0	2,386
Russia
Sovereign Issues	0	557	0	557
Rwanda
Sovereign Issues	0	156	0	156
Saudi Arabia
Corporate Bonds & Notes	0	2,134	0	2,134
Sovereign Issues	0	8,639	0	8,639
Senegal
Sovereign Issues	0	603	0	603
Serbia
Sovereign Issues	0	919	0	919
Singapore
Corporate Bonds & Notes	0	94	0	94
Slovenia
Sovereign Issues	0	680	0	680
South Africa
Corporate Bonds & Notes	0	1,393	1,269	2,662
Sovereign Issues	0	4,366	0	4,366
South Korea
Corporate Bonds & Notes	0	800	0	800
Spain
Corporate Bonds & Notes	0	783	0	783
Sri Lanka
Sovereign Issues	0	1,392	0	1,392
Supranational
Corporate Bonds & Notes	0	537	0	537
Switzerland
Corporate Bonds & Notes	0	545	0	545
Trinidad and Tobago
Sovereign Issues	0	298	0	298
Tunisia
Sovereign Issues	0	385	0	385
Turkey
Corporate Bonds & Notes	0	935	0	935
Loan Participations and Assignments	0	1,041	0	1,041
Sovereign Issues	0	8,364	0	8,364
Ukraine
Corporate Bonds & Notes	0	218	0	218
Sovereign Issues	0	753	0	753
United Arab Emirates
Corporate Bonds & Notes	0	2,654	0	2,654
Sovereign Issues	0	1,878	0	1,878
United Kingdom

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

Corporate Bonds & Notes	0	1,223	0	1,223
Non-Agency Mortgage-Backed Securities	0	1,348	0	1,348
United States
Asset-Backed Securities	0	3,128	0	3,128
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	1,943	0	1,943
Loan Participations and Assignments	0	0	997	997
Non-Agency Mortgage-Backed Securities	0	3,210	0	3,210
U.S. Government Agencies	0	8,900	0	8,900
U.S. Treasury Obligations	0	4,255	0	4,255
Uruguay
Sovereign Issues	0	444	0	444
Uzbekistan
Sovereign Issues	0	313	0	313
Venezuela
Corporate Bonds & Notes	0	557	0	557
Sovereign Issues	0	632	0	632
Zambia
Sovereign Issues	0	109	0	109
Short-Term Instruments
Repurchase Agreements	0	479	0	479

$0	$193,009	$2,569	$195,578
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150	$0	$0	$150

Total Investments	$150	$193,009	$2,569	$195,728

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	56	96	0	152
Over the counter	0	1,549	0	1,549

$56	$1,645	$0	$1,701
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(42)	0	(98)
Over the counter	0	(494)	0	(494)

$(56)	$(536)	$0	$(592)

Total Financial Derivative Instruments	$0	$1,109	$0	$1,109

Totals	$150	$194,118	$2,569	$196,837

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$254	$0	$(13)	$1	$1	$(2)	$0	$(241)	$0	$0
Luxembourg
Common Stocks	0	142	0	0	0	118	0	0	260	118
South Africa
Corporate Bonds & Notes	1,408	0	0	0	0	(139)	0	0	1,269	(139)
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0
Loan Participations and Assignments	0	965	0	0	0	32	0	0	997	32

$1,705	$1,107	$(13)	$1	$1	$9	$0	$(241)	$2,569	$11
Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$2	$0	$0	$0	$(1)	$0	$0	$0	$0

Totals	$1,704	$1,109	$(13)	$1	$1	$8	$0	$(241)	$2,569	$11

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2023 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Luxembourg
Common Stocks	$260	Indicative Market Quotation	Broker Quote		$26.250	—
South Africa
Corporate Bonds & Notes	1,269	Discounted Cash Flow	Discount Rate		9.930	—
United States
Common Stocks	43	Comparable Companies	EBITDA Multiple	X	5.394	—
Loan Participations and Assignments	997	Proxy Pricing	Base Price		99.543	—

Total	$2,569

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Portfolio investments. The Valuation Designee may value Portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,656	$87,345	$(88,850)	$(1)	$0	$150	$145	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PHP	Philippine Peso
CHF	Swiss Franc	INR	Indian Rupee	PLN	Polish Zloty
COP	Colombian Peso	JPY	Japanese Yen	SEK	Swedish Krona
CZK	Czech Koruna	KRW	South Korean Won	THB	Thai Baht
DOP	Dominican Peso	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HUF	Hungarian Forint	NZD	New Zealand Dollar

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	US0006M	ICE 6-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
DAC	Designated Activity Company	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$68	$17
3.625% due 07/09/2035 þ		44	10
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	620	1

Total Argentina (Cost $59)			28

AUSTRALIA 1.5%
SOVEREIGN ISSUES 1.5%
Australia Government International Bond
0.500% due 09/21/2026	AUD	2,200	1,275
1.000% due 11/21/2031		300	148
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		400	231
4.500% due 04/21/2033		200	129

Total Australia (Cost $2,280)			1,800

BERMUDA 0.4%
ASSET-BACKED SECURITIES 0.4%
Symphony CLO Ltd. 0.000% due 04/25/2034 •(b)		$500	500

Total Bermuda (Cost $500)			500

BRAZIL 0.4%
SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (d)	BRL	2,700	522

Total Brazil (Cost $532)			522

CANADA 0.2%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$74	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	97

			162

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)	CAD	137	89

Total Canada (Cost $302)			251

CAYMAN ISLANDS 5.9%
ASSET-BACKED SECURITIES 5.3%
Apidos CLO 6.500% due 07/17/2030 •		$233	233
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		300	297
Bain Capital Credit CLO Ltd. 6.558% due 07/20/2030 •		251	250
BDS Ltd. 6.795% due 12/16/2036 •		400	393
Birch Grove CLO Ltd. 6.801% due 06/15/2031 •		477	475
Carlyle Global Market Strategies CLO Ltd. 6.581% due 08/14/2030 •		205	204

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Carlyle U.S. CLO Ltd. 6.588% due 04/20/2031 •		299	297
CIFC Funding Ltd. 6.557% due 10/24/2030 •		468	467
Elmwood CLO Ltd. 0.000% due 01/17/2034 •(b)		300	300
Gallatin CLO Ltd. 6.645% due 01/21/2028 •		55	55
Halseypoint CLO Ltd. 7.081% due 11/30/2032 •		300	300
KREF Ltd. 6.777% due 02/17/2039 •		300	297
LCM Ltd. 6.668% due 04/20/2031 •		500	498
Marble Point CLO Ltd. 6.610% due 10/15/2030 •		316	315
MF1 Ltd. 6.677% due 02/19/2037 •		300	295
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •		61	60
Sound Point CLO Ltd. 6.507% due 01/23/2029 •		120	120
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		500	490
Starwood Mortgage Trust 6.663% due 11/15/2038 •		300	293
TPG Real Estate Finance Issuer Ltd. 6.963% due 02/15/2039 •		300	293
Venture CLO Ltd. 6.450% due 04/15/2027 •		39	39
Voya CLO Ltd. 6.520% due 04/17/2030 •		371	370

			6,341

CORPORATE BONDS & NOTES 0.4%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	238
Sands China Ltd. 5.375% due 08/08/2025		200	194

			432

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	201

Total Cayman Islands (Cost $7,072)			6,974

DENMARK 2.6%
CORPORATE BONDS & NOTES 2.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	13,745	1,313
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		2,400	336
1.000% due 10/01/2050		124	12
1.500% due 10/01/2053		573	60
Nykredit Realkredit AS
1.000% due 10/01/2050		10,421	1,035
1.500% due 10/01/2053		952	99
Realkredit Danmark AS
1.000% due 10/01/2050		2,355	235
1.500% due 10/01/2053		286	30

Total Denmark (Cost $4,559)			3,120

FRANCE 3.4%
CORPORATE BONDS & NOTES 0.6%
Credit Agricole SA 6.316% due 10/03/2029 •(b)		$300	300
Societe Generale SA
2.226% due 01/21/2026 •		200	188
2.797% due 01/19/2028 •		200	178

			666

SOVEREIGN ISSUES 2.8%
France Government International Bond
0.750% due 05/25/2052	EUR	1,600	799
2.000% due 05/25/2048		800	604

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

UNEDIC ASSEO 0.875% due 05/25/2028		2,000	1,887

			3,290

Total France (Cost $5,450)			3,956

GERMANY 2.4%
CORPORATE BONDS & NOTES 2.4%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	190
1.750% due 11/19/2030 •		200	168
2.625% due 02/12/2026		300	304
3.035% due 05/28/2032 •(f)		$150	115
3.547% due 09/18/2031 •		200	161
3.729% due 01/14/2032 •(f)		200	149
3.961% due 11/26/2025 •		200	193
5.882% due 07/08/2031 •		200	175
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (d)	EUR	1,200	1,105
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	500	299

Total Germany (Cost $3,402)			2,859

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	195

Total Hungary (Cost $199)			195

IRELAND 2.3%
ASSET-BACKED SECURITIES 1.9%
Accunia European CLO DAC 4.613% due 07/15/2030 •	EUR	172	181
Armada Euro CLO DAC 4.383% due 07/15/2031 •		400	417
BlueMountain Fuji EUR CLO DAC 4.313% due 07/15/2030 •		151	158
CVC Cordatus Loan Fund DAC 4.313% due 10/15/2031 •		250	260
Harvest CLO DAC 1.040% due 07/15/2031		400	390
Jubilee CLO DAC
4.273% due 04/15/2030 •		250	261
4.313% due 04/15/2031 •		250	260
Man GLG Euro CLO DAC 4.535% due 12/15/2031 •		292	302

			2,229

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	190

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.719% due 01/24/2061 •	EUR	237	250

Total Ireland (Cost $3,034)			2,669

ITALY 0.9%
CORPORATE BONDS & NOTES 0.7%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	286
3.625% due 09/24/2024		100	103
UniCredit SpA 7.830% due 12/04/2023		$500	501

			890

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	196

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Italy (Cost $1,178)			1,086

JAPAN 7.4%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	296

SOVEREIGN ISSUES 7.2%
Development Bank of Japan, Inc. 2.125% due 09/01/2026	EUR	500	505
Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$400	365
2.375% due 09/08/2027	EUR	2,300	2,313
Japan Government International Bond
0.005% due 03/01/2024	JPY	100,000	670
0.005% due 04/01/2024		110,000	737
0.005% due 05/01/2024		50,000	335
0.005% due 10/01/2024		230,000	1,540
0.100% due 03/10/2028 (e)		184,868	1,304
0.500% due 03/20/2049		100,000	517
0.700% due 06/20/2051		64,000	339

			8,625

Total Japan (Cost $10,435)			8,921

LUXEMBOURG 4.5%
CORPORATE BONDS & NOTES 0.2%
TMS Issuer SARL 5.780% due 08/23/2032		$200	201

SOVEREIGN ISSUES 4.3%
European Financial Stability Facility 1.250% due 05/24/2033	EUR	5,900	5,126

Total Luxembourg (Cost $5,720)			5,327

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
ING Groep NV 6.533% (US0003M + 1.000%) due 10/02/2023 ~		$700	700

Total Netherlands (Cost $700)			700

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	176

Total Norway (Cost $218)			176

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond 8.200% due 08/12/2026	PEN	800	222

Total Peru (Cost $261)			222

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	205
4.875% due 10/04/2033		$100	93
5.500% due 04/04/2053		100	91

Total Poland (Cost $412)			389

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	161

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Qatar (Cost $198)			161

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Government International Bond 3.250% due 06/10/2033	KRW	332,830	232

Total Republic of Korea (Cost $247)			232

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	160
2.000% due 01/28/2032		100	76
2.000% due 04/14/2033		100	73
2.124% due 07/16/2031		100	79
2.750% due 04/14/2041		100	63
2.875% due 04/13/2042		100	62
5.000% due 09/27/2026		300	318

Total Romania (Cost $1,110)			831

SAUDI ARABIA 0.4%
SOVEREIGN ISSUES 0.4%
Saudi Government International Bond
4.750% due 01/18/2028		$300	293
4.875% due 07/18/2033		200	191

Total Saudi Arabia (Cost $497)			484

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	82
2.050% due 09/23/2036		100	63

Total Serbia (Cost $231)			145

SOUTH KOREA 1.4%
SOVEREIGN ISSUES 1.4%
Korea Government International Bond
2.000% due 06/10/2031	KRW	1,401,200	900
2.375% due 12/10/2028		261,850	180
2.625% due 06/10/2028		281,140	196
3.250% due 03/10/2028		279,650	202
4.250% due 12/10/2032		195,340	147

Total South Korea (Cost $1,739)			1,625

SPAIN 0.6%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$200	180

SOVEREIGN ISSUES 0.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	100
Spain Government International Bond 3.450% due 07/30/2066		550	464

			564

Total Spain (Cost $1,285)			744

SUPRANATIONAL 1.6%
CORPORATE BONDS & NOTES 1.0%
European Investment Bank 0.500% due 01/15/2027	EUR	1,200	1,162

SOVEREIGN ISSUES 0.6%
European Union 2.500% due 11/04/2027		700	718

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Supranational (Cost $1,952)			1,880

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS Group AG
6.442% due 08/11/2028 •		$300	300
6.537% due 08/12/2033 •		600	593
9.016% due 11/15/2033 •		300	347

Total Switzerland (Cost $1,190)			1,240

UNITED KINGDOM 4.8%
CORPORATE BONDS & NOTES 2.0%
Barclays PLC 6.286% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	324
HSBC Holdings PLC
2.848% due 06/04/2031 •		$200	160
3.973% due 05/22/2030 •		100	88
4.041% due 03/13/2028 •		200	185
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	200	236
NatWest Group PLC 4.892% due 05/18/2029 •		$400	374
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		300	298
Standard Chartered PLC
1.822% due 11/23/2025 •		300	284
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		300	230

			2,356

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Eurohome U.K. Mortgages PLC 5.731% due 06/15/2044 •	GBP	185	219
Eurosail PLC 6.288% due 06/13/2045 •		173	208
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •		169	207
Ripon Mortgages PLC 5.919% due 08/28/2056 •		724	881
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •		431	526
Towd Point Mortgage Funding
6.304% due 10/20/2051 •		190	232
6.509% due 07/20/2045 •		665	811
Trinity Square PLC 6.000% due 07/15/2059 •		180	220

			3,304

Total United Kingdom (Cost $6,265)			5,660

UNITED STATES 54.6%
ASSET-BACKED SECURITIES 5.0%
ACE Securities Corp. Home Equity Loan Trust 6.334% due 08/25/2035 •		$432	414
Citigroup Mortgage Loan Trust 6.424% due 07/25/2035 •		500	460
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		369	367
Countrywide Asset-Backed Certificates Trust
5.654% due 06/25/2047 •		588	552
5.834% due 08/25/2034 •		68	64
6.174% due 08/25/2047 •		53	50
Credit-Based Asset Servicing & Securitization Trust 5.554% due 11/25/2036 •		13	6
Fortress Credit Investments Ltd. 7.165% due 02/23/2039 •		300	291
GSAMP Trust 5.934% due 05/25/2046 •		462	427
Morgan Stanley ABS Capital, Inc. Trust
5.544% due 03/25/2037 •		779	334
5.934% due 08/25/2036 •		1,777	906
NovaStar Mortgage Funding Trust 5.974% due 05/25/2036 •		500	461
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	153
Securitized Asset-Backed Receivables LLC Trust 5.534% due 12/25/2036 «•		5	3

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

SMB Private Education Loan Trust
1.290% due 07/15/2053		163	145
6.547% due 07/15/2053 •		41	40
6.763% due 02/16/2055 •		230	228
Soundview Home Loan Trust 5.934% due 11/25/2036 •		459	422
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		2	2
Terwin Mortgage Trust 6.374% due 11/25/2033 •		8	7
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		100	98
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	489
Washington Mutual Asset-Backed Certificates Trust 4.014% due 10/25/2036 •		30	11

			5,930

CORPORATE BONDS & NOTES 3.1%
Ally Financial, Inc. 5.800% due 05/01/2025		100	98
Bayer U.S. Finance LLC
4.250% due 12/15/2025		200	193
6.681% (US0003M + 1.010%) due 12/15/2023 ~		300	300
British Airways Pass-Through Trust 3.350% due 12/15/2030		64	57
Charter Communications Operating LLC 6.384% due 10/23/2035		600	559
Citigroup, Inc. 3.290% due 03/17/2026 •(f)		200	192
Corebridge Financial, Inc. 3.500% due 04/04/2025		100	96
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		200	188
2.748% due 06/14/2024	GBP	100	118
4.503% due 12/01/2024 •	EUR	100	105
GA Global Funding Trust 2.250% due 01/06/2027		$150	132
GLP Capital LP 5.300% due 01/15/2029		200	186
Goldman Sachs Group, Inc. 6.021% (SOFRRATE + 0.700%) due 01/24/2025 ~		500	498
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		400	388
Organon & Co. 4.125% due 04/30/2028		200	174
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	64
Principal Life Global Funding 1.375% due 01/10/2025		100	95
Southern California Edison Co. 6.175% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100
Wells Fargo & Co. 3.908% due 04/25/2026 •		100	96

			3,734

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 7.681% due 03/15/2027		222	159

MUNICIPAL BONDS & NOTES 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033		100	94

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust 4.391% due 09/25/2035 ^~		3	2
American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•		102	84
5.644% due 10/25/2046 •		234	125
Banc of America Funding Trust
4.083% due 10/20/2046 ^~		43	35
4.757% due 02/20/2036 ~		29	27
5.500% due 01/25/2036 «		34	32
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		254	202
BCAP LLC Trust
5.250% due 04/26/2037		306	170
5.774% due 01/25/2037 ^•		95	88
Bear Stearns Adjustable Rate Mortgage Trust
3.881% due 05/25/2047 ^~		67	59

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

4.094% due 05/25/2034 «~	3	2
4.338% due 08/25/2033 «~	2	2
4.903% due 11/25/2034 «~	1	1
4.996% due 05/25/2034 «~	6	5
5.027% due 10/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.162% due 11/25/2035 ^~	45	35
4.216% due 08/25/2036 ^~	98	50
4.598% due 09/25/2035 ^~	50	31
Bear Stearns Structured Products, Inc. Trust 4.335% due 12/26/2046 ^~	36	27
BX Commercial Mortgage Trust 6.176% due 10/15/2036 •	298	292
Chase Mortgage Finance Trust 4.526% due 07/25/2037 ~	10	8
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.614% due 07/25/2036 •	197	176
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	749	570
5.988% due 09/25/2035 •	3	3
7.110% due 10/25/2035 ^•	98	94
Countrywide Alternative Loan Trust
3.843% due 11/25/2035 ^~	87	76
5.250% due 06/25/2035 ^	7	5
5.634% due 12/20/2046 ^•	159	135
5.649% due 07/20/2046 ^•	97	77
5.784% due 05/25/2037 ^•	33	10
5.859% due 03/20/2046 •	48	39
5.994% due 02/25/2037 •	60	49
6.000% due 04/25/2037 ^	38	17
6.126% due 11/25/2035 •	11	9
6.250% due 08/25/2037 ^	17	9
6.500% due 06/25/2036 ^	90	43
6.666% due 11/25/2035 •	11	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.354% due 05/25/2047 ~	50	41
3.861% due 11/25/2034 ~	5	4
5.500% due 10/25/2035 «	35	19
5.894% due 05/25/2035 •	28	22
5.974% due 04/25/2046 •	900	254
6.014% due 04/25/2035 «•	4	3
6.034% due 03/25/2035 •	278	184
6.054% due 02/25/2035 •	205	179
6.074% due 03/25/2035 •	26	22
6.094% due 02/25/2035 •	3	2
6.194% due 09/25/2034 «•	2	2
6.537% due 02/20/2036 ^•	137	126
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	81	62
6.500% due 07/26/2036 ^	103	26
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 ^þ	87	68
GCAT Trust 3.000% due 04/25/2052 ~	366	291
GreenPoint Mortgage Funding Trust 5.974% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	84	64
GSR Mortgage Loan Trust
4.244% due 06/25/2034 ~	1	1
4.353% due 09/25/2035 ~	26	25
6.780% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust 5.476% due 12/19/2036 ^•	58	48
IndyMac INDX Mortgage Loan Trust 3.755% due 09/25/2035 ^~	79	69
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	582	463
3.000% due 03/25/2052 ~	532	422
3.000% due 04/25/2052 ~	568	452
3.000% due 05/25/2052 ~	851	678
3.941% due 01/25/2037 ^~	59	48
4.027% due 11/25/2033 «~	2	2
4.246% due 02/25/2035 «~	1	1
Luminent Mortgage Trust 6.154% due 04/25/2036 •	181	149
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	343
MASTR Adjustable Rate Mortgages Trust 4.228% due 05/25/2034 ~	180	164
MASTR Alternative Loan Trust 5.834% due 03/25/2036 ^•	44	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.887% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.227% due 02/25/2036 «~	4	4

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

4.929% due 02/25/2033 ~	3	2
5.854% due 02/25/2036 •	23	21
Merrill Lynch Mortgage-Backed Securities Trust 3.725% due 04/25/2037 ^~	4	3
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	264	245
2.750% due 11/25/2059 ~	231	213
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.269% due 10/25/2035 ~	6	3
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •	400	357
OBX Trust 6.084% due 06/25/2057 •	79	75
One New York Plaza Trust 6.397% due 01/15/2036 •	500	476
PMT Loan Trust 2.500% due 07/25/2051 ~	338	256
Residential Accredit Loans, Inc. Trust
5.854% due 04/25/2046 •	117	33
6.000% due 12/25/2036 ^	132	104
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^«	27	20
Structured Adjustable Rate Mortgage Loan Trust
6.177% due 04/25/2034 «~	2	2
6.379% due 02/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
5.814% due 07/25/2046 ^•	174	121
5.854% due 05/25/2036 •	30	20
5.874% due 05/25/2036 •	169	132
5.874% due 09/25/2047 •	147	119
5.942% due 07/19/2035 •	32	30
5.994% due 02/25/2036 ^•	136	111
6.022% due 07/19/2034 «•	1	1
6.142% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 5.714% due 01/25/2036 •	68	56
SunTrust Alternative Loan Trust 5.750% due 12/25/2035 ^•	152	126
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	231	200
2.710% due 01/25/2060 ~	182	168
2.900% due 10/25/2059 ~	775	711
WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~	10	8
3.527% due 12/25/2036 ^~	2	2
3.826% due 06/25/2037 ^~	26	22
3.907% due 12/25/2036 ^~	14	12
4.216% due 09/25/2036 ~	32	27
4.251% due 02/25/2033 «~	20	18
4.279% due 03/25/2034 ~	6	6
4.825% due 06/25/2033 «~	2	2
5.326% due 02/25/2047 ^•	138	114
5.674% due 07/25/2046 •	82	66
5.704% due 12/25/2045 •	11	10
6.026% due 08/25/2042 •	1	1
6.054% due 01/25/2045 •	1	1
6.074% due 01/25/2045 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 5.566% due 07/25/2046 ^•	31	19

		10,766

U.S. GOVERNMENT AGENCIES 32.0%
Fannie Mae
3.000% due 03/01/2060	176	146
3.500% due 01/01/2059	313	267
3.621% due 12/01/2034 •	1	1
5.390% due 11/01/2034 •	7	7
5.829% due 06/25/2036 •	6	6
6.000% due 07/25/2044	8	8
Freddie Mac
0.000% due 01/15/2038 ~(a)	89	4
3.000% due 03/01/2045	161	137
4.828% due 01/15/2038 •	89	86
4.929% due 04/01/2037 •	9	9
5.709% due 09/25/2031 •	6	6
5.826% due 10/25/2044 •	12	11
6.000% due 04/15/2036	86	88
Ginnie Mae
3.000% due 07/20/2046	4	4
6.000% due 09/20/2038	2	2
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	227	182
3.000% due 08/01/2042 - 10/01/2049	338	284
3.500% due 10/01/2034 - 07/01/2050	360	317
4.000% due 06/01/2050	121	108

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		7,400	6,589
4.500% due 11/01/2053		6,300	5,787
5.000% due 10/01/2053		6,900	6,510
5.500% due 11/01/2053		9,200	8,889
6.000% due 11/01/2053		4,400	4,340
6.500% due 10/01/2053		4,400	4,420

			38,208

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.625% due 11/15/2050 (k)		200	105
1.875% due 02/15/2041 (k)		300	193
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		947	903
0.125% due 07/15/2031		342	291
0.125% due 01/15/2032		110	93
0.250% due 01/15/2025 (k)		1,033	993
0.500% due 01/15/2028 (i)		496	457
0.625% due 07/15/2032		105	92
1.125% due 01/15/2033		821	742
1.750% due 01/15/2028 (i)		2,043	1,985
3.875% due 04/15/2029		298	320
U.S. Treasury Notes
3.500% due 02/15/2033		100	92

			6,266

Total United States (Cost $69,379)			65,157

SHORT-TERM INSTRUMENTS 21.8%
COMMERCIAL PAPER 0.3%
Global Payments, Inc. 6.030% due 10/25/2023		$400	398

REPURCHASE AGREEMENTS (g) 0.5%			541

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (c)(d)(e)	ARS	11,054	15

JAPAN TREASURY BILLS 21.0%
(0.146)% due 10/02/2023 - 01/09/2024 (b)(c)(d)	JPY	3,750,000	25,101

Total Short-Term Instruments (Cost $26,924)			26,055

Total Investments in Securities (Cost $157,330)			143,909

		SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short Asset Portfolio		413,607	4,002
PIMCO Short-Term Floating NAV Portfolio III		566,661	5,509

Total Short-Term Instruments (Cost $9,618)			9,511

Total Investments in Affiliates (Cost $9,618)			9,511

Total Investments 128.6% (Cost $166,948)			$153,420
Financial Derivative Instruments (h)(j) 0.5%(Cost or Premiums, net $1,219)			556
Other Assets and Liabilities, net (29.1)%			(34,703)

Net Assets 100.0%			$119,273

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022		$200	$192	0.16%
Deutsche Bank AG				3.035	05/28/2032	05/28/2021		150	115	0.10
Deutsche Bank AG				3.729	01/14/2032	01/21/2021		200	149	0.12

								$550	$456	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$541	U.S. Treasury Notes 0.250% due 09/30/2025			$(552)	$541	$541

Total Repurchase Agreements								$(552)	$541	$541

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (11.0)%
U.S. Government Agencies (11.0)%
Uniform Mortgage-Backed Security, TBA						2.000%	10/18/2038	$2,000	$(1,742)	$(1,716)
Uniform Mortgage-Backed Security, TBA						2.000	11/01/2053	14,300	(11,004)	(10,891)
Uniform Mortgage-Backed Security, TBA						3.000	11/01/2053	600	(501)	(497)

Total Short Sales (11.0)%									$(13,247)	$(13,104)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(66) at a weighted average interest rate of 4.496%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME 3-Month SOFR Active Contract December 2023 Futures					$98.000	12/15/2023	2	$5	$(2)	$0

Total Written Options									$(2)	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2	$473	$(10)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	36	8,630	(27)	4	0
3-Month SOFR Active Contract March Futures	06/2024	143	33,828	(82)	2	0
3-Month SOFR Active Contract September Futures	12/2025	36	8,640	(28)	5	0
Canada Government 10-Year Bond December Futures	12/2023	13	1,102	(25)	4	0

$(172)	$15	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	144	$(34,348)	$121	$0	$(9)
3-Month SOFR Active Contract June Futures	09/2024	20	(4,741)	24	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	51	(12,124)	71	0	(2)
Australia Government 3-Year Bond December Futures	12/2023	11	(745)	6	1	0
Australia Government 10-Year Bond December Futures	12/2023	48	(3,456)	93	29	0
Euro-Bobl December Futures	12/2023	56	(6,853)	100	43	(50)
Euro-BTP December Futures	12/2023	26	(3,016)	151	39	(40)
Euro-Buxl 30-Year Bond December Futures	12/2023	2	(259)	23	6	(6)
Euro-Oat December Futures	12/2023	88	(11,462)	329	144	(148)
Euro-Schatz December Futures	12/2023	201	(22,311)	82	34	(44)
Japan Government 10-Year Bond December Futures	12/2023	6	(5,820)	42	13	0
U.S. Treasury 2-Year Note December Futures	12/2023	5	(1,014)	3	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2023	111	(11,695)	127	0	(17)
U.S. Treasury 10-Year Note December Futures	12/2023	10	(1,081)	3	0	(2)
U.S. Treasury 10-Year Ultra December Futures	12/2023	12	(1,339)	28	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	2	(237)	13	0	(1)
United Kingdom Long Gilt December Futures	12/2023	34	(3,906)	(18)	84	(53)

$1,198	$393	$(377)

Total Futures Contracts	$1,026	$408	$(377)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$5,600	$61	$(22)	$39	$3	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	14,500	144	(1)	143	10	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	1,500	19	1	20	0	(3)

$224	$(22)	$202	$13	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$3,720	$57	$(7)	$50	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	18,500	238	(10)	228	0	(4)
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028	EUR	7,700	92	(10)	82	10	0

$387	$(27)	$360	$10	$(4)

INTEREST RATE SWAPS
Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	1.250%	Annual	10/28/2023	GBP	5,200	$(7)	$(190)	$(197)	$0	$(3)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500	Annual	03/20/2026		600	6	2	8	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		400	10	2	12	0	(1)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		8,900	252	(45)	207	0	(46)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		500	25	(15)	10	0	(8)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	25,230	(4)	0	(4)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		15,690	5	0	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	380,000	0	(1)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		240,000	(2)	21	19	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		590,000	(72)	(48)	(120)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	20	56	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	(117)	154	37	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		30,000	(4)	7	3	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	177	439	22	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		30,650	(12)	(24)	(36)	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028	SGD	1,500	(4)	16	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023		$10,461	209	191	400	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		3,800	0	119	119	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.850	Annual	04/21/2024		9,400	104	230	334	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		1,900	(33)	(60)	(93)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		2,500	0	(61)	(61)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,150	129	8	137	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		3,900	163	7	170	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		6,100	(17)	133	116	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		12,900	18	196	214	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		800	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	34	185	219	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		12,600	(3)	44	41	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		9,043	22	73	95	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	296	297	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	(45)	(45)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		1,700	(23)	(8)	(31)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		1,500	0	(16)	(16)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		5,100	(35)	(870)	(905)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		1,000	(36)	(141)	(177)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		900	(15)	(34)	(49)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		540	0	(15)	(15)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028		1,400	0	(33)	(33)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		2,400	18	(369)	(351)	2	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,100	61	(9)	52	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		600	(1)	(88)	(89)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.730	Annual	04/30/2029		930	0	84	84	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029		700	0	60	60	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	10	26	36	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,200	82	86	168	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		500	0	(13)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		200	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(20)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(152)	(152)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(1,113)	(1,122)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(854)	(902)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		100	0	(7)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,020	(199)	(551)	(750)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		300	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		300	(1)	(2)	(3)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		400	(2)	(2)	(4)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,550	(103)	(47)	(150)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		600	(23)	(237)	(260)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		700	(23)	(133)	(156)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(10)	(11)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		100	0	(13)	(13)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		400	0	(55)	(55)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053		300	0	(37)	(37)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		2,000	261	(12)	249	0	(10)
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	2,600	(15)	(8)	(23)	0	(8)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(43)	(18)	(61)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		2,290	(7)	110	103	0	(3)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	(80)	(68)	(148)	2	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		600	(31)	(68)	(99)	1	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	10,900	11	(23)	(12)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		10,900	13	(25)	(12)	0	(1)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		7,400	22	(19)	3	0	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		61,000	82	(143)	(61)	0	(4)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		3,600	(1)	(13)	(14)	0	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		16,800	(29)	(10)	(39)	0	(1)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	3,441,650	(30)	(6)	(36)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	11,800	(32)	6	(26)	0	(2)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,400	(7)	(97)	(104)	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		4,300	(3)	(18)	(21)	0	(2)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		1,000	0	(27)	(27)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(53)	(56)	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(392)	(356)	0	(12)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(5)	(5)	0	(1)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		20,200	(184)	(49)	(233)	0	(66)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,000	30	(78)	(48)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		4,300	(77)	(92)	(169)	0	(23)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,100	(2)	(8)	(10)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		600	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,600	(4)	(11)	(15)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		500	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(4)	(4)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		20,700	(10)	28	18	0	(8)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		5,170	36	(51)	(15)	1	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		14,200	82	(109)	(27)	12	0
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		1,500	(41)	(4)	(45)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		2,290	(25)	55	30	2	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	(1)	(3)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		13,850	(167)	(240)	(407)	0	(7)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(81)	(60)	0	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	51	51	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	61	61	0	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		5,700	55	271	326	0	(18)
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	18	6	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	8	1	9	0	0
Receive	6-Month NOK-NIBOR	3.033	Annual	03/15/2028		66,080	147	123	270	1	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029		1,200	0	(31)	(31)	0	(1)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	17,800	(21)	(171)	(192)	9	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		16,500	2	(32)	(30)	7	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028		7,200	(14)	(260)	(274)	12	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		1,700	(34)	(62)	(96)	4	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		900	9	67	76	0	(6)

							$587	$(4,717)	$(4,130)	$177	$(286)

Total Swap Agreements							$1,198	$(4,766)	$(3,568)	$200	$(293)

(i)

Securities with an aggregate market value of $1,278 and cash of $3,713 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

(6)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	03/2024		$270	CNH	1,949	$0	$(1)
BOA	10/2023	CHF	574		$626	0	(1)
	10/2023	DKK	8,997		1,317	41	0
	10/2023		$1,294	DKK	9,141	1	0
	10/2023		168	MYR	785	0	0
	10/2023		620	NZD	1,040	3	0
	11/2023	CLP	2,144		$2	0	0
	11/2023	DKK	9,127		1,294	0	(1)
	11/2023	NZD	1,040		620	0	(3)
	11/2023		$81	BRL	405	0	(1)
	11/2023		626	CHF	572	1	0
	11/2023		236	ZAR	4,526	2	0
	12/2023	JPY	567,000		$3,906	65	0
	12/2023	KRW	201,134		151	2	0
	12/2023	TWD	2,774		88	1	0
	12/2023		$365	INR	30,369	0	(1)
	02/2024		1,820	CNY	12,863	0	(36)
	03/2024		344	CNH	2,493	1	0
BPS	10/2023	CAD	360		$266	1	0
	10/2023	DKK	9,801		1,433	43	0
	10/2023		$148	CAD	201	0	0
	10/2023		131	COP	523,032	0	(4)
	10/2023		445	SEK	4,833	0	(3)
	10/2023		1,006	THB	35,852	0	(20)
	11/2023	EUR	916		$993	23	0
	11/2023	KRW	67,480		50	0	0
	11/2023	TWD	460		15	0	0
	11/2023		$403	EUR	372	0	(9)
	11/2023		474	MXN	8,341	1	0
	12/2023	KRW	352,339		$266	4	0
	12/2023	TWD	7		0	0	0
	02/2024		$3,232	CNY	22,940	0	(51)
	03/2024	IDR	1,630,685		$106	1	0
	03/2024	TWD	10,751		342	4	0
	03/2024		$309	CNH	2,226	0	(1)
	03/2024		67	IDR	1,034,809	0	0
BRC	10/2023	CAD	111		$81	0	0
	10/2023	JPY	460,000		3,315	229	0
	10/2023	SEK	4,815		440	0	(1)
	11/2023	JPY	1,080,000		7,569	288	0
	11/2023		$183	GBP	144	0	(7)
	11/2023		440	SEK	4,809	1	0
	12/2023	JPY	273,000		$1,867	15	0
	12/2023	TWD	2,880		91	1	0
	01/2024		$186	PLN	812	0	(1)
	04/2024	JPY	110,003		$900	141	0
	05/2024		50,000		404	58	0
CBK	10/2023	AUD	528		340	1	0
	10/2023	NOK	1,338		125	0	(1)
	10/2023		$1	CLP	710	0	0
	11/2023	EUR	396		$430	11	0
	11/2023	GBP	103		131	5	0
	11/2023	JPY	38,100		263	7	0
	11/2023	MXN	1,023		59	0	0
	11/2023	PEN	641		172	4	0
	11/2023		$330	CLP	282,940	0	(12)
	11/2023		110	DKK	770	0	0
	11/2023		464	EUR	432	0	(6)
	11/2023		257	GBP	209	0	(2)
	11/2023		125	NOK	1,337	1	0
	12/2023	JPY	130,000		$879	0	0
	12/2023	MXN	1,055		61	1	0
	12/2023	TWD	3,959		125	2	0
	12/2023		$137	ILS	520	0	0
DUB	10/2023		133	CZK	3,045	0	(1)
	10/2023		571	THB	20,298	0	(13)
	11/2023		3,076	EUR	2,789	0	(122)
	11/2023		181	JPY	26,200	0	(4)
	11/2023		35	RON	162	0	0
	12/2023	CLP	186,159		$208	0	0
	12/2023	KRW	134,102		101	2	0
	12/2023	TWD	2,323		73	1	0
FAR	10/2023	BRL	1,064		219	7	0
	10/2023		$212	BRL	1,064	0	(1)
	11/2023		219		1,068	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

GLM	10/2023	MXN	3,709		$213	0	0
	10/2023	MYR	27		6	0	0
	10/2023		$339	MXN	5,836	0	(4)
	11/2023	TWD	2,769		$88	1	0
	11/2023		$873	BRL	4,376	0	(6)
	11/2023		164	MXN	2,772	0	(5)
	12/2023	MXN	7,209		$416	7	0
	12/2023		$212	MXN	3,688	0	(3)
	03/2024	CNH	6,201		$858	1	0
	03/2024		$107	CNH	771	0	0
	03/2024		90	IDR	1,387,679	0	(1)
IND	03/2024	CNH	439		$61	0	0
JPM	10/2023	CAD	170		126	1	0
	10/2023	NOK	9,021		836	0	(7)
	10/2023		$1,078	CNY	7,746	1	0
	10/2023		1,365	DKK	9,654	4	0
	10/2023		1,706	MXN	29,961	9	0
	11/2023	DKK	9,639		$1,365	0	(4)
	11/2023	MXN	7		0	0	0
	11/2023		$309	EUR	285	0	(7)
	11/2023		570	GBP	446	0	(25)
	11/2023		836	NOK	9,013	7	0
	11/2023		46	ZAR	879	0	0
	12/2023	TWD	27,518		$871	13	0
	12/2023		$566	INR	47,204	0	(1)
	12/2023		189	SGD	257	0	(1)
	01/2024	BRL	2,700		$540	8	0
	02/2024	CNY	7,712		1,078	8	0
	03/2024		$165	CNH	1,187	0	0
	03/2024		60	IDR	931,578	0	0
	04/2024	DKK	2,400		$349	5	0
	10/2024	JPY	60,000		481	56	0
MBC	10/2023		390,000		2,822	201	0
	10/2023		$207	CAD	280	0	(1)
	10/2023		379	NZD	642	5	0
	10/2023		172	THB	6,203	0	(2)
	11/2023	JPY	850,000		$5,995	270	0
	03/2024		100,003		818	132	0
	03/2024	TWD	370		12	0	0
	10/2024	JPY	170,000		1,363	157	0
MYI	10/2023	MYR	97		21	0	0
	10/2023		$156	AUD	242	0	(1)
	10/2023		118	CAD	160	0	(1)
	10/2023		83	NOK	880	0	0
	11/2023	CAD	160		$118	1	0
	11/2023	EUR	295		321	9	0
	11/2023	JPY	22,300		151	0	0
	11/2023	TWD	1,324		42	1	0
	11/2023		$122	JPY	17,800	0	(2)
	12/2023	KRW	588,520		$444	7	0
	12/2023	TWD	6,254		199	4	0
	02/2024		$1,897	CNY	13,432	0	(34)
	03/2024		258	CNH	1,860	0	(1)
	03/2024		1,514	IDR	23,296,269	0	(12)
NGF	10/2023	THB	24,173		$658	0	(7)
	12/2023		$801	INR	66,098	0	(9)
	03/2024	TWD	12,837		$408	5	0
RBC	11/2023		$69	MXN	1,177	0	(2)
SCX	10/2023	BRL	768		$153	1	0
	10/2023	NZD	1,682		992	0	(16)
	10/2023		$161	BRL	768	0	(8)
	10/2023		1,078	CNY	7,766	0	(1)
	10/2023		234	MYR	1,093	0	(1)
	12/2023	TWD	8,122		$258	5	0
	12/2023		$524	INR	43,684	0	(1)
	12/2023		0	KRW	106	0	0
	02/2024	CNY	7,733		$1,078	5	0
	03/2024	TWD	8,186		259	2	0
	03/2024		$252	CNH	1,826	0	0
	03/2024		59	IDR	905,577	0	(1)
SOG	03/2024	TWD	3,948		$125	1	0
SSB	10/2023	AUD	163		104	0	(1)
	10/2023		$61	BRL	294	0	(2)
	10/2023		895	NOK	9,478	0	(9)
TOR	10/2023	AUD	739		$471	0	(4)
	11/2023		$472	AUD	739	4	0
	11/2023		12,105	JPY	1,711,320	0	(575)
	11/2023		158	MXN	2,742	0	(2)
	12/2023		314	INR	26,265	0	0
	03/2024		111	CNH	802	0	0
UAG	10/2023		775	AUD	1,206	1	(1)
	10/2023		655	CHF	574	0	(28)
	10/2023		0	CZK	3	0	0
	11/2023		2,172	EUR	1,969	0	(86)
	11/2023		2,167	JPY	307,176	0	(98)
	12/2023	KRW	140,347		$106	2	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Forward Foreign Currency Contracts	$1,903	$(1,280)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	592	$6	$5

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$2,500	$5	$10
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	500	15	81
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,800	5	8
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	3,400	5	4
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	3,300	5	4
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	3,900	5	5
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	3,700	5	5
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	9,500	23	41

$68	$158

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$146

Total Purchased Options	$97	$309

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	592	$(3)	$(1)
Put - OTC USD versus MXN	16.600	12/08/2023	592	(2)	(1)

$(5)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$400	$(1)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	400	(1)	(7)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,500	(14)	(126)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	2,500	(2)	(5)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(135)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,800	(3)	(4)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	100	(1)	(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(5)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(2)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	9,500	(12)	(20)

$(116)	$(381)

Total Written Options	$(121)	$(383)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$300	$(7)	$10	$3	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	200	(5)	7	2	0

$(12)	$17	$5	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$1,130	$7	$(5)	$2	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	1,500	1,035	1	2	3	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	2	0	(3)

$3	$(1)	$5	$(3)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	12,300	$43	$2	$45	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	2,160	13	3	16	0

$56	$5	$61	$0

Total Swap Agreements	$47	$21	$71	$(3)

(k)

Securities with an aggregate market value of $525 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$28	$0	$28
Australia
Sovereign Issues	0	1,800	0	1,800
Bermuda
Asset-Backed Securities	0	500	0	500
Brazil
Sovereign Issues	0	522	0	522
Canada
Corporate Bonds & Notes	0	162	0	162
Sovereign Issues	0	89	0	89
Cayman Islands
Asset-Backed Securities	0	6,341	0	6,341
Corporate Bonds & Notes	0	432	0	432
Sovereign Issues	0	201	0	201
Denmark
Corporate Bonds & Notes	0	3,120	0	3,120
France
Corporate Bonds & Notes	0	666	0	666
Sovereign Issues	0	3,290	0	3,290
Germany
Corporate Bonds & Notes	0	2,859	0	2,859
Hungary
Sovereign Issues	0	195	0	195
Ireland
Asset-Backed Securities	0	2,229	0	2,229
Corporate Bonds & Notes	0	190	0	190
Non-Agency Mortgage-Backed Securities	0	250	0	250
Italy
Corporate Bonds & Notes	0	890	0	890
Sovereign Issues	0	196	0	196
Japan
Corporate Bonds & Notes	0	296	0	296
Sovereign Issues	0	8,625	0	8,625
Luxembourg
Corporate Bonds & Notes	0	201	0	201
Sovereign Issues	0	5,126	0	5,126
Netherlands
Corporate Bonds & Notes	0	700	0	700
Norway
Sovereign Issues	0	176	0	176
Peru
Sovereign Issues	0	222	0	222
Poland
Sovereign Issues	0	389	0	389
Qatar
Corporate Bonds & Notes	0	161	0	161
Republic of Korea
Sovereign Issues	0	232	0	232
Romania
Sovereign Issues	0	831	0	831
Saudi Arabia
Sovereign Issues	0	484	0	484
Serbia
Sovereign Issues	0	145	0	145
South Korea
Sovereign Issues	0	1,625	0	1,625
Spain
Corporate Bonds & Notes	0	180	0	180
Sovereign Issues	0	564	0	564
Supranational
Corporate Bonds & Notes	0	1,162	0	1,162
Sovereign Issues	0	718	0	718

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Switzerland
Corporate Bonds & Notes	0	1,240	0	1,240
United Kingdom
Corporate Bonds & Notes	0	2,356	0	2,356
Non-Agency Mortgage-Backed Securities	0	3,304	0	3,304
United States
Asset-Backed Securities	0	5,927	3	5,930
Corporate Bonds & Notes	0	3,734	0	3,734
Loan Participations and Assignments	0	159	0	159
Municipal Bonds & Notes	0	94	0	94
Non-Agency Mortgage-Backed Securities	0	10,648	118	10,766
U.S. Government Agencies	0	38,208	0	38,208
U.S. Treasury Obligations	0	6,266	0	6,266
Short-Term Instruments
Commercial Paper	0	398	0	398
Repurchase Agreements	0	541	0	541
Argentina Treasury Bills	0	15	0	15
Japan Treasury Bills	0	25,101	0	25,101

	$0	$143,788	$121	$143,909
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,511	$0	$0	$9,511

Total Investments	$9,511	$143,788	$121	$153,420

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(13,104)	$0	$(13,104)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	397	211	0	608
Over the counter	0	2,283	0	2,283

	$397	$2,494	$0	$2,891
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(341)	(329)	0	(670)
Over the counter	0	(1,666)	0	(1,666)

	$(341)	$(1,995)	$0	$(2,336)

Total Financial Derivative Instruments	$56	$499	$0	$555

Totals	$9,567	$131,183	$121	$140,871

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$3,822	$143	$0	$0	$37	$4,002	$143	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,269	$55,236	$(55,000)	$4	$0	$5,509	$235	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
CAD	Canadian Dollar	ILS	Israeli Shekel	RON	Romanian New Leu
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TWD	Taiwanese Dollar
COP	Colombian Peso	MYR	Malaysian Ringgit	USD	United States Dollar
CZK	Czech Koruna	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	NIBOR	Norwegian Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$35	$9
3.625% due 07/09/2035 þ		24	6
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	340	0

Total Argentina (Cost $31)			15

AUSTRALIA 1.0%
SOVEREIGN ISSUES 1.0%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,100	637
1.000% due 12/21/2030		100	51
1.000% due 11/21/2031		100	49
1.750% due 06/21/2051		50	17
2.500% due 05/21/2030		100	58
4.500% due 04/21/2033		100	65

Total Australia (Cost $1,113)			877

BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (e)(h)		$101	2

SOVEREIGN ISSUES 0.4%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (e)	BRL	2,000	387

Total Brazil (Cost $398)			389

CANADA 0.3%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$74	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	97

			162

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)	CAD	137	89

Total Canada (Cost $307)			251

CAYMAN ISLANDS 5.8%
ASSET-BACKED SECURITIES 5.4%
522 Funding CLO Ltd. 6.628% due 10/20/2031 •		$400	398
Apidos CLO 6.472% due 07/18/2029 •		364	363
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		300	297
Bain Capital Credit CLO Ltd. 6.558% due 07/20/2030 •		251	250
Brightspire Capital Ltd. 6.592% due 08/19/2038 •		400	390
Carlyle Global Market Strategies CLO Ltd. 6.581% due 08/14/2030 •		327	326
Carlyle U.S. CLO Ltd. 6.588% due 04/20/2031 •		398	397

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Catamaran CLO Ltd. 6.707% due 04/22/2030 •		236	235
Crestline Denali CLO Ltd. 6.618% due 04/20/2030 •		262	261
Dryden CLO Ltd. 6.560% due 01/17/2032 •		300	298
LCM LP
6.452% due 07/19/2027 •		114	114
6.628% due 10/20/2027 •		2	2
LoanCore Issuer Ltd. 6.863% due 01/17/2037 •		300	295
M360 Ltd. 6.938% due 11/22/2038 •		300	295
Marathon CLO Ltd. 6.720% due 04/15/2029 •		97	97
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •		30	30
Sound Point CLO Ltd.
6.568% due 10/20/2030 •		261	260
6.593% due 07/25/2030 •		189	188
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		200	196
Venture CLO Ltd. 6.450% due 04/15/2027 •		39	39
Vibrant CLO Ltd.
6.609% due 06/20/2029 •		57	57
6.628% due 09/15/2030 •		178	178

			4,966

CORPORATE BONDS & NOTES 0.2%
Sands China Ltd. 5.650% due 08/08/2028		200	188

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	201

Total Cayman Islands (Cost $5,402)			5,355

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Government International Bond 3.190% due 04/15/2053	CNY	100	14

Total China (Cost $14)			14

DENMARK 2.2%
CORPORATE BONDS & NOTES 2.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	4,980	492
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		4,180	390
1.500% due 10/01/2053		859	90
Nykredit Realkredit AS
1.000% due 10/01/2050		4,175	406
1.500% due 10/01/2053		4,947	484
Realkredit Danmark AS
1.000% due 10/01/2050		1,507	150

Total Denmark (Cost $3,099)			2,012

FRANCE 2.3%
CORPORATE BONDS & NOTES 0.9%
Societe Generale SA
2.226% due 01/21/2026 •		$200	188
2.797% due 01/19/2028 •		200	178
6.446% due 01/10/2029 •		200	198
6.691% due 01/10/2034 •		300	292

			856

SOVEREIGN ISSUES 1.4%
France Government International Bond
0.500% due 05/25/2072	EUR	100	33
0.750% due 05/25/2052		1,100	549
2.000% due 05/25/2048		600	453

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

3.250% due 05/25/2045		200	195

			1,230

Total France (Cost $3,292)			2,086

GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	236
1.625% due 01/20/2027		200	190
1.750% due 11/19/2030 •		100	84
2.552% due 01/07/2028 •		$150	131
2.625% due 02/12/2026	EUR	200	202
3.547% due 09/18/2031 •		$150	121
3.729% due 01/14/2032 •(i)		200	149
3.961% due 11/26/2025 •		200	193

Total Germany (Cost $1,670)			1,306

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	195

Total Hungary (Cost $199)			195

IRELAND 2.0%
ASSET-BACKED SECURITIES 1.8%
BlueMountain Fuji EUR CLO DAC 4.383% due 01/15/2031 •	EUR	248	258
Cairn CLO DAC 4.443% due 10/15/2031 •		250	259
CVC Cordatus Loan Fund DAC 4.313% due 10/15/2031 •		250	260
Harvest CLO DAC 4.423% due 07/15/2031 •		250	259
Jubilee CLO DAC
4.273% due 04/15/2030 •		250	261
4.645% due 12/15/2029 •		55	58
Segovia European CLO DAC 4.585% due 07/20/2032 •		300	313

			1,668

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC 1.650% due 10/29/2024		$200	190

Total Ireland (Cost $2,125)			1,858

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
1.500% due 11/30/2023	ILS	900	235
2.000% due 03/31/2027		400	97
3.800% due 05/13/2060		$200	134

Total Israel (Cost $591)			466

ITALY 1.2%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	95
2.625% due 04/28/2025		100	99
UniCredit SpA 7.830% due 12/04/2023		$350	351

			545

SOVEREIGN ISSUES 0.6%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	196

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Italy Government International Bond 6.000% due 08/04/2028	GBP	300	369

			565

Total Italy (Cost $1,305)			1,110

JAPAN 6.0%
CORPORATE BONDS & NOTES 0.3%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	296

SOVEREIGN ISSUES 5.7%
Japan Government International Bond
0.005% due 03/01/2024	JPY	80,000	536
0.005% due 04/01/2024		90,000	603
0.005% due 05/01/2024		40,000	268
0.005% due 10/01/2024		190,000	1,272
0.100% due 03/10/2028 (g)		127,163	897
0.400% due 03/20/2036		20,000	125
0.500% due 03/20/2049		175,000	905
0.700% due 12/20/2048		104,000	569
0.700% due 06/20/2051		11,000	58

			5,233

Total Japan (Cost $7,236)			5,529

LUXEMBOURG 0.8%
		SHARES
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(c)		2,675	70
Drillco Holding Lux SA «(c)(i)		6,410	169

			239

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
FORESEA Holding SA 7.500% due 06/15/2030		$113	107
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	294

			401

Total Luxembourg (Cost $503)			640

MALAYSIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	398

Total Malaysia (Cost $503)			398

NETHERLANDS 1.2%
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Domi BV 4.661% due 11/15/2052 •	EUR	307	325
Dutch Property Finance BV 4.364% due 07/28/2058 •		421	444
Jubilee Place BV 4.663% (EUR003M + 1.000%) due 10/17/2057 ~		260	276

Total Netherlands (Cost $1,183)			1,045

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	92

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total New Zealand (Cost $139)			92

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	59

Total Norway (Cost $73)			59

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	200	205
4.875% due 10/04/2033		$100	93

Total Poland (Cost $313)			298

REPUBLIC OF KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Government International Bond 3.250% due 06/10/2033	KRW	158,720	110

Total Republic of Korea (Cost $118)			110

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	73
1.750% due 07/13/2030		200	160
2.000% due 04/14/2033		50	37
2.125% due 03/07/2028		100	92
2.750% due 04/14/2041		150	94
2.875% due 04/13/2042		100	62
5.000% due 09/27/2026		300	318

Total Romania (Cost $1,134)			836

SAUDI ARABIA 0.7%
SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
3.250% due 10/22/2030		$200	175
4.750% due 01/18/2028		200	196
4.875% due 07/18/2033		300	286

Total Saudi Arabia (Cost $683)			657

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	83

Total Serbia (Cost $116)			83

SOUTH KOREA 3.2%
SOVEREIGN ISSUES 3.2%
Korea Government International Bond
2.000% due 06/10/2031	KRW	228,560	147
2.125% due 06/10/2027		125,000	87
2.375% due 12/10/2027		150,000	104
2.375% due 12/10/2028		1,545,240	1,060
2.625% due 06/10/2028		514,810	360
3.250% due 03/10/2028		263,400	190
3.250% due 09/10/2042		86,160	58
4.250% due 12/10/2032		1,084,050	817
5.500% due 03/10/2028		150,000	118

Total South Korea (Cost $3,475)			2,941

SPAIN 0.5%
SOVEREIGN ISSUES 0.5%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	33

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

3.450% due 07/30/2066		500	421

Total Spain (Cost $959)			454

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	201
4.194% due 04/01/2031 •		$250	218
4.282% due 01/09/2028		250	230
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	120	127
6.537% due 08/12/2033 •		$250	247
9.016% due 11/15/2033 •		250	289

Total Switzerland (Cost $1,399)			1,312

UNITED KINGDOM 7.2%
CORPORATE BONDS & NOTES 3.8%
Barclays PLC 4.972% due 05/16/2029 •		$400	374
Haleon U.K. Capital PLC 3.125% due 03/24/2025		300	288
HSBC Holdings PLC
2.251% due 11/22/2027 •		400	353
2.804% due 05/24/2032 •		400	310
Nationwide Building Society 2.972% due 02/16/2028 •		300	269
NatWest Group PLC 5.516% due 09/30/2028 •		300	291
NatWest Markets PLC 0.125% due 11/12/2025	EUR	100	97
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$600	599
6.534% due 01/10/2029 •		200	198
Standard Chartered PLC
1.822% due 11/23/2025 •		200	189
2.608% due 01/12/2028 •		200	177
2.678% due 06/29/2032 •		400	307

			3,452

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Alba PLC 5.529% due 11/25/2042 •	GBP	180	216
Eurosail PLC 6.288% (SONIO/N + 1.069%) due 06/13/2045 ~		269	326
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •		113	138
Ripon Mortgages PLC 5.919% due 08/28/2056 •		724	881
RMAC Securities PLC 5.508% due 06/12/2044 •		164	193
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •		185	225
Towd Point Mortgage Funding
6.304% due 10/20/2051 •		95	116
6.509% due 07/20/2045 •		222	270
6.688% due 02/20/2045 •		70	86
Trinity Square PLC 6.000% due 07/15/2059 •		120	146

			2,597

SOVEREIGN ISSUES 0.6%
United Kingdom Gilt
0.625% due 10/22/2050		400	181
1.250% due 07/31/2051		500	278
1.500% due 07/31/2053		100	58
1.750% due 01/22/2049		100	67

			584

Total United Kingdom (Cost $8,058)			6,633

UNITED STATES 70.6%
ASSET-BACKED SECURITIES 4.4%
Argent Securities Trust
5.734% due 07/25/2036 •		$322	83
5.754% due 05/25/2036 •		564	138
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	262

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.493% due 07/25/2036 «~		3	3
5.574% due 07/25/2037 ^•		28	28
5.574% due 07/25/2037 •		40	36
7.309% due 07/25/2035 •		700	664
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.316% due 03/25/2037 ^þ		217	80
First Franklin Mortgage Loan Trust 6.709% due 07/25/2034 •		34	33
GSAA Home Equity Trust 6.334% due 08/25/2037 •		8	8
Home Equity Mortgage Loan Asset-Backed Trust 5.674% due 04/25/2037 •		207	134
LCCM Trust 6.647% due 12/13/2038 •		399	390
LMREC LLC 6.488% due 04/22/2037 •		15	15
MASTR Asset-Backed Securities Trust 5.644% due 05/25/2037 •		133	125
Morgan Stanley ABS Capital, Inc. Trust 5.664% due 10/25/2036 •		457	236
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^«~		10	9
New Century Home Equity Loan Trust 3.766% due 06/20/2031 ~		247	215
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.064% due 02/25/2036 •		297	264
Option One Mortgage Loan Trust 5.574% due 03/25/2037 •		42	37
PRET LLC 1.843% due 09/25/2051 þ		218	199
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	122
SMB Private Education Loan Trust
1.290% due 07/15/2053		81	72
6.547% due 07/15/2053 •		41	40
6.763% due 02/16/2055 •		230	228
Structured Asset Investment Loan Trust 7.159% due 10/25/2034 •		232	230
Terwin Mortgage Trust 6.374% due 11/25/2033 •		3	3
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		100	96
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	294

			4,044

CORPORATE BONDS & NOTES 3.3%
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	289
Charter Communications Operating LLC 6.384% due 10/23/2035		200	187
Citigroup, Inc. 3.290% due 03/17/2026 •(i)		300	287
Credit Suisse AG AT1 Claim ^		300	32
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		200	199
GA Global Funding Trust 2.250% due 01/06/2027		150	132
Goldman Sachs Group, Inc. 6.021% (SOFRRATE + 0.700%) due 01/24/2025 ~		200	199
JPMorgan Chase & Co.
2.595% due 02/24/2026 •		100	95
4.080% due 04/26/2026 •		300	291
Morgan Stanley 2.630% due 02/18/2026 •		200	190
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	261
Oracle Corp. 1.650% due 03/25/2026 (i)		100	91
Organon & Co. 2.875% due 04/30/2028	EUR	100	91
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$100	92
4.200% due 03/01/2029		100	89
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	290
Principal Life Global Funding 1.375% due 01/10/2025		100	94

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Rio Oil Finance Trust 9.250% due 07/06/2024	74	74

		2,983

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 7.681% due 03/15/2027	74	53

MUNICIPAL BONDS & NOTES 0.3%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004 0.000% due 08/15/2024 (e)	100	95
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	200	158

		253

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	200	167
Banc of America Funding Trust
5.859% due 04/20/2047 ^•	55	43
6.000% due 07/25/2037 ^	53	42
BCAP LLC Trust 5.854% due 05/25/2047 •	76	71
BWAY Mortgage Trust 6.697% due 09/15/2036 •	400	375
Chase Mortgage Finance Trust
4.081% due 03/25/2037 ^~	29	27
4.526% due 07/25/2037 ~	5	4
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	505	385
4.197% due 04/25/2037 ^~	27	23
5.201% due 08/25/2035 ^~	360	330
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	34	13
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	81	62
6.797% due 10/15/2037 •	200	196
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.584% due 02/25/2047 •	152	89
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	47	40
Extended Stay America Trust 6.526% due 07/15/2038 •	380	377
GCAT Trust 3.000% due 04/25/2052 ~	366	291
GreenPoint Mortgage Funding Trust 5.894% due 06/25/2045 •	40	28
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	84	64
3.000% due 09/25/2052 ~	559	444
JP Morgan Alternative Loan Trust 3.881% due 12/25/2036 «~	6	5
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	254	193
3.000% due 01/25/2052 ~	582	463
3.000% due 03/25/2052 ~	532	422
3.000% due 04/25/2052 ~	568	452
3.000% due 05/25/2052 ~	851	678
Merrill Lynch Mortgage Investors Trust 3.716% due 03/25/2036 ^~	110	61
Morgan Stanley Mortgage Loan Trust
4.392% due 05/25/2036 ^~	68	39
4.529% due 09/25/2035 ^~	44	15
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	132	123
2.750% due 11/25/2059 ~	92	85
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •	300	268
OBX Trust 3.000% due 01/25/2052 ~	267	212
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^«	22	18
PMT Loan Trust 2.500% due 07/25/2051 ~	253	192
Prime Mortgage Trust 6.000% due 06/25/2036 ^«	2	1
Residential Accredit Loans, Inc. Trust
5.694% due 02/25/2037 «•	0	2
6.000% due 06/25/2036	51	39
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^«	20	14
Starwood Mortgage Trust 6.497% due 04/15/2034 •	400	394

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Structured Asset Securities Corp. 5.714% due 01/25/2036 •		34	28
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		109	101
2.900% due 10/25/2059 ~		408	374
WaMu Mortgage Pass-Through Certificates Trust 4.216% due 09/25/2036 ~		16	14

			7,264

U.S. GOVERNMENT AGENCIES 45.9%
Fannie Mae
3.500% due 01/01/2059		89	76
5.829% due 06/25/2036 •		3	3
Freddie Mac
0.000% due 01/15/2038 ~(a)		59	3
3.000% due 02/01/2046		187	159
3.500% due 11/01/2047 - 04/01/2048		164	144
4.828% due 01/15/2038 •		59	57
5.273% due 09/01/2037 •		117	118
Ginnie Mae
5.937% due 09/20/2066 ~		240	243
6.212% due 09/20/2066 •		288	287
Ginnie Mae, TBA 3.000% due 10/01/2053		700	593
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		445	355
3.000% due 10/01/2049		138	116
3.500% due 10/01/2034 - 07/01/2050		204	180
4.000% due 06/01/2050		59	53
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053		1,900	1,508
3.000% due 11/01/2053		100	83
3.500% due 11/01/2053		600	517
4.000% due 10/01/2053 - 11/01/2053		1,500	1,337
4.500% due 11/01/2053		7,300	6,705
5.000% due 10/01/2053		5,800	5,472
5.500% due 11/01/2053		7,700	7,440
6.000% due 11/01/2053		8,400	8,287
6.500% due 10/01/2053 - 11/01/2053		8,300	8,337

			42,073

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
1.625% due 11/15/2050		650	341
1.875% due 02/15/2041		1,700	1,097
4.000% due 11/15/2052		200	177
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025		769	734
0.125% due 07/15/2031		456	388
0.125% due 01/15/2032		441	370
0.250% due 01/15/2025		903	869
0.500% due 01/15/2028		1,859	1,714
1.125% due 01/15/2033		564	510
U.S. Treasury Notes
0.375% due 09/30/2027		200	169
2.875% due 04/30/2025		1,600	1,543
3.500% due 02/15/2033		100	92

			8,004

Total United States (Cost $68,830)			64,674

SHORT-TERM INSTRUMENTS 27.2%
COMMERCIAL PAPER 0.6%
AT&T, Inc. 5.700% due 03/19/2024		$250	243
Global Payments, Inc. 6.030% due 10/25/2023		300	299

			542

REPURCHASE AGREEMENTS (j) 0.6%			547

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	8,177	11

HUNGARY TREASURY BILLS 0.2%
13.178% due 10/05/2023 (e)(f)	HUF	69,000	187

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

JAPAN TREASURY BILLS 25.8%
(0.165)% due 10/02/2023 - 01/09/2024 (b)(d)(e)	JPY	3,530,000	23,627

Total Short-Term Instruments (Cost $25,623)			24,914

Total Investments in Securities (Cost $139,891)			126,609

		SHARES
INVESTMENTS IN AFFILIATES 6.7%
SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short Asset Portfolio		74,717	723
PIMCO Short-Term Floating NAV Portfolio III		552,640	5,372

Total Short-Term Instruments (Cost $6,117)			6,095

Total Investments in Affiliates (Cost $6,117)			6,095

Total Investments 144.8% (Cost $146,008)			$132,704
Financial Derivative Instruments (k)(l) 1.9%(Cost or Premiums, net $1,018)			1,700
Other Assets and Liabilities, net (46.7)%			(42,753)

Net Assets 100.0%			$91,651

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.3.290% due 03/17/2026					03/10/2022		$300	$287	0.31%
Deutsche Bank AG 3.729% due 01/14/2032					01/11/2021		200	149	0.16
Drillco Holding Lux SA					06/08/2023		128	169	0.18
Oracle Corp.1.650% due 03/25/2026					03/22/2021		100	91	0.10

							$728	$696	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$547	U.S. Treasury Notes 0.250% due 09/30/2025		$(558)	$547	$547

Total Repurchase Agreements							$(558)	$547	$547

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (8.0)%
U.S. Government Agencies (8.0)%
Uniform Mortgage-Backed Security, TBA					2.000%	10/01/2038	$1,900	$(1,655)	$(1,630)
Uniform Mortgage-Backed Security, TBA					2.000	10/01/2053	$6,800	(5,315)	(5,174)
Uniform Mortgage-Backed Security, TBA					3.000%	11/01/2053	600	(501)	(497)

Total Short Sales (8.0)%								$(7,471)	$(7,301)

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(14) at a weighted average interest rate of 5.150%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME 3-Month SOFR Active Contract December 2023 Futures	$98.000	12/15/2023	2	$5	$(2)	$0

Total Written Options	$(2)	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2	$473	$(10)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	18	4,315	(13)	2	0
3-Month SOFR Active Contract March Futures	06/2024	64	15,140	(37)	1	0
3-Month SOFR Active Contract September Futures	12/2025	18	4,320	(14)	3	0
Euro-Bund December Futures	12/2023	2	272	(7)	3	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	8	950	(70)	3	0

$(151)	$12	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	72	$(17,174)	$61	$0	$(5)
3-Month SOFR Active Contract June Futures	09/2024	8	(1,896)	11	0	0
3-Month SOFR Active Contract September Futures	12/2024	20	(4,755)	28	0	(1)
Australia Government 3-Year Bond December Futures	12/2023	5	(339)	2	1	0
Australia Government 10-Year Bond December Futures	12/2023	27	(1,944)	52	16	0
Canada Government 10-Year Bond December Futures	12/2023	1	(85)	1	0	0
Euro-Bobl December Futures	12/2023	61	(7,465)	109	47	(55)
Euro-BTP December Futures	12/2023	2	(232)	12	3	(3)
Euro-Oat December Futures	12/2023	44	(5,731)	159	72	(74)
Euro-Schatz December Futures	12/2023	52	(5,772)	22	9	(11)
Japan Government 10-Year Bond December Futures	12/2023	2	(1,940)	13	4	0
U.S. Treasury 5-Year Note December Futures	12/2023	16	(1,686)	11	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2023	2	(216)	0	0	(1)
U.S. Treasury 10-Year Ultra December Futures	12/2023	6	(669)	14	0	(1)
United Kingdom Long Gilt December Futures	12/2023	22	(2,527)	(12)	54	(34)

$483	$206	$(188)

Total Futures Contracts	$332	$218	$(191)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%	$100	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$2,250	$24	$(8)	$16	$1	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	5,900	58	0	58	4	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	1,600	20	1	21	0	(4)

$102	$(7)	$95	$5	$(4)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%		Quarterly	06/20/2028		$1,800	$26	$(1)	$25	$0	$0
CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		10,500	137	(8)	129	0	(2)

							$163	$(9)	$154	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	1,100	$10	$5	$15	$0	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		800	21	3	24	0	(2)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		5,600	158	(28)	130	0	(29)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	23,520	(3)	0	(3)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		14,620	4	0	4	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	1	(9)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(59)	(76)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		161,880	(40)	(29)	(69)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		30,000	0	3	3	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	151	110	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		20,000	21	13	34	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	03/15/2052		10,000	1	12	13	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		50,000	2	56	58	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		7,000	(2)	6	4	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028	SGD	400	(7)	1	(6)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		1,200	(3)	13	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.400	Annual	06/21/2024		$1,600	(3)	(45)	(48)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		1,050	(14)	60	46	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		1,300	(17)	74	57	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		2,400	(6)	51	45	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		10,200	17	152	169	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		700	0	11	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	33	40	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		3,100	(1)	11	10	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		13,172	3	135	138	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		6,000	2	385	387	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	5	147	152	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		2,300	(20)	263	243	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,100	79	197	276	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	3,370	254	96	350	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	2,000	0	(37)	(37)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027	1,000	0	(10)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,100	15	45	60	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	900	1	(133)	(132)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,721	81	35	116	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	600	(1)	(88)	(89)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	270	(27)	(22)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	700	0	(35)	(35)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	700	0	(18)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	100	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	300	(2)	(18)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	700	0	(43)	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	1,500	0	(87)	(87)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	(1)	(16)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	900	1	(25)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	1,400	0	(30)	(30)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	400	(1)	(20)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031	1,700	(3)	(344)	(347)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	400	0	40	40	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	800	0	80	80	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	600	6	54	60	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	370	0	37	37	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032	600	0	59	59	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	500	0	49	49	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	600	0	57	57	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	600	0	56	56	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	(18)	(21)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	400	26	(2)	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051	900	71	(416)	(345)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	830	219	106	325	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	390	(23)	(64)	(87)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053	100	0	(14)	(14)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053	100	0	(13)	(13)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053	200	0	(27)	(27)	1	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053		100	0	(12)	(12)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,040	134	(5)	129	0	(3)
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	2,900	(9)	(17)	(26)	0	(9)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	1,700	30	(107)	(77)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		500	14	(42)	(28)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		700	(2)	33	31	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		300	15	(52)	(37)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		2,700	(6)	(366)	(372)	4	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		700	0	50	50	0	(2)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(16)	(17)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(17)	(17)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027	CNY	4,600	(6)	11	5	0	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		800	1	1	2	0	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	3,241,640	(29)	(5)	(34)	0	(1)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	7,700	(19)	2	(17)	0	(1)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		3,100	(1)	(19)	(20)	0	(1)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		3,000	(1)	(10)	(11)	0	(1)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		700	(4)	(15)	(19)	0	(1)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(21)	(13)	0	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	29,350	0	(3)	(3)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(27)	(28)	0	(1)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(5)	(5)	0	(1)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		5,600	(7)	(58)	(65)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(64)	(43)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		3,400	(58)	(76)	(134)	0	(18)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(15)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	1,000	(2)	(7)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		500	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		1,500	(3)	(11)	(14)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		400	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		300	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		400	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		200	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(4)	(4)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		5,200	3	1	4	0	(2)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		4,280	28	(41)	(13)	1	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		200	(1)	(21)	(22)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		300	(2)	(32)	(34)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(1)	(22)	(23)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		400	(1)	(38)	(39)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		200	(1)	(19)	(20)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		13,500	83	(109)	(26)	11	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033	1,910	(20)	45	25	2	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	100	0	(1)	(1)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	12,850	(151)	(226)	(377)	0	(6)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2036	100	5	32	37	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037	650	(12)	(77)	(89)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050	50	0	26	26	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	100	0	61	61	0	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	3,200	32	151	183	0	(10)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(20)	(21)	0	0
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	14,100	(19)	(133)	(152)	7	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025	4,100	1	(8)	(7)	2	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033	1,300	(24)	(50)	(74)	3	0

$752	$(576)	$176	$74	$(167)

Total Swap Agreements	$1,018	$(593)	$425	$79	$(173)

Cash of $2,547 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $1 and unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	03/2024	CNH	492	$68	$0	$0
BOA	10/2023	DKK	7,021	1,027	32	0
10/2023	MYR	439	94	0	0
10/2023	$1,010	DKK	7,133	1	0
10/2023	300	NZD	504	2	0
11/2023	CLP	1,444	$2	0	0
11/2023	DKK	7,122	1,010	0	(1)
11/2023	NZD	504	300	0	(2)
12/2023	HKD	418	54	0	0
12/2023	JPY	250,000	1,743	54	0
12/2023	KRW	605,049	455	6	0
12/2023	$88	INR	7,293	0	0
03/2024	CNH	570	$79	0	0
BPS	10/2023	CAD	61	45	1	0
10/2023	DKK	7,648	1,118	34	0
10/2023	$8,525	EUR	8,044	0	(20)
10/2023	336	GBP	270	0	(6)
10/2023	1,516	JPY	219,500	0	(47)
10/2023	223	MYR	1,046	0	0
10/2023	299	THB	10,669	0	(6)
11/2023	AUD	206	$133	1	0
11/2023	EUR	8,116	8,611	20	0
11/2023	$239	MXN	4,194	0	0
12/2023	KRW	1,059,905	$799	12	0
03/2024	IDR	1,101,920	72	1	0
03/2024	TWD	4,810	153	2	0
03/2024	$15	IDR	224,131	0	0
BRC	10/2023	AUD	98	$63	0	0
10/2023	BRL	273	56	2	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

	10/2023	JPY	890,000		6,282	322	0
	10/2023	MYR	220		47	0	0
	10/2023		$54	BRL	273	0	0
	11/2023	JPY	1,520,000		$10,616	367	0
	04/2024		90,002		736	116	0
	05/2024		40,000		324	47	0
BSH	01/2024	BRL	1,000		200	3	0
CBK	10/2023	AUD	140		90	0	0
	10/2023	EUR	87		93	1	0
	10/2023	NOK	494		46	0	0
	10/2023		$1	CLP	413	0	0
	11/2023	ILS	886		$265	32	0
	11/2023	PEN	9		2	0	0
	11/2023		$222	CLP	190,511	0	(8)
	11/2023		46	NOK	493	0	0
	12/2023	ILS	412		$109	0	0
	12/2023	JPY	620,000		4,190	2	0
DUB	10/2023		$335	JPY	49,761	0	(2)
	10/2023		170	THB	6,041	0	(4)
	11/2023	JPY	49,525		$335	2	0
	12/2023	CLP	192,575		215	0	0
	12/2023	KRW	403,407		304	5	0
GLM	10/2023	BRL	273		55	0	0
	10/2023	MXN	1,526		88	0	0
	10/2023	MYR	10		2	0	0
	10/2023		$56	BRL	273	0	(2)
	10/2023		132	MXN	2,284	0	(1)
	11/2023		402	BRL	2,014	0	(3)
	12/2023		3	MXN	56	0	0
	01/2024	BRL	1,276		$254	3	0
	03/2024	CNH	2,541		352	0	0
	03/2024		$20	IDR	300,570	0	0
JPM	10/2023	NOK	3,328		$309	0	(3)
	10/2023		$1,065	DKK	7,534	3	0
	11/2023	DKK	7,522		$1,065	0	(3)
	11/2023	MXN	3		0	0	0
	11/2023		$309	NOK	3,325	3	0
	12/2023	SGD	62		$46	0	0
	12/2023	TWD	3,904		123	2	0
	12/2023		$149	INR	12,408	0	0
	03/2024	CNH	1,298		$180	1	0
	10/2024	JPY	40,000		321	37	0
MBC	10/2023	CAD	961		712	4	0
	10/2023	EUR	8,001		8,650	191	0
	10/2023	GBP	3,297		4,148	125	0
	10/2023	JPY	323,284		2,319	149	0
	10/2023		$756	CAD	1,022	0	(3)
	10/2023		104	EUR	98	0	(1)
	10/2023		1	HUF	545	0	0
	10/2023		191	NZD	324	3	0
	10/2023		63	THB	2,276	0	(1)
	11/2023	CAD	1,022		$756	3	0
	01/2024		$15	HUF	5,563	0	0
	03/2024	JPY	80,002		$654	106	0
	03/2024	TWD	479		15	0	0
	10/2024	JPY	100,000		802	93	0
MYI	10/2023	AUD	84		54	0	0
	10/2023	MYR	35		7	0	0
	10/2023		$73	CAD	99	0	0
	12/2023	KRW	1,770,389		$1,334	20	0
	12/2023	TWD	1,984		63	1	0
	03/2024	CNH	469		65	0	0
	03/2024		$214	IDR	3,292,364	0	(2)
	10/2024	JPY	50,000		$409	54	0
NGF	10/2023	THB	9,625		262	0	(3)
	10/2023		$1,225	JPY	182,075	0	(7)
	11/2023	JPY	181,213		$1,225	6	0
	12/2023		$328	INR	27,066	0	(4)
	03/2024	TWD	5,744		$183	2	0
SCX	10/2023	MYR	611		131	0	0
	10/2023	NZD	828		488	0	(8)
	12/2023	TWD	2,088		66	1	0
	12/2023		$126	INR	10,490	0	0
	12/2023		0	KRW	319	0	0
	03/2024	CNH	461		$64	0	0
	03/2024		$13	IDR	196,146	0	0
SOG	03/2024	TWD	5,115		$162	2	0
SSB	10/2023	AUD	61		39	0	0
	10/2023	BRL	0		0	0	0
	10/2023		$361	NOK	3,822	0	(3)
	11/2023		0	BRL	0	0	0
TOR	10/2023	JPY	361,213		$2,475	58	0
	10/2023		$379	AUD	595	3	0
	10/2023		3,677	GBP	3,027	16	0
	10/2023		203	JPY	30,292	0	(1)
	11/2023	AUD	595		$380	0	(3)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

11/2023	GBP	3,027	3,678	0	(16)
11/2023	JPY	30,148	203	1	0
12/2023	$76	INR	6,307	0	0
UAG	10/2023	AUD	418	$269	0	(1)
10/2023	JPY	48,577	335	9	0
12/2023	KRW	422,191	319	5	0

Total Forward Foreign Currency Contracts	$1,966	$(161)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	245	$3	$2

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$1,900	$4	$8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	500	14	81
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,400	4	6
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	2,700	4	4
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	2,500	4	3
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	3,000	4	4
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	2,800	4	4
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	7,500	18	32

$56	$142

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$97

Total Purchased Options	$74	$241

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	245	$(1)	$0
Put - OTC USD versus MXN	16.600	12/08/2023	245	(1)	(1)

$(2)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$300	$(1)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	300	(1)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	4,100	(13)	(115)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	1,900	(2)	(4)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(90)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,400	(2)	(3)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(3)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(11)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	500	(2)	(6)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	200	(1)	(6)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	200	(1)	(6)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(3)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(5)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(5)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	200	(2)	(4)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	200	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	200	(1)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	7,500	(9)	(16)

$(104)	$(323)

Total Written Options	$(106)	$(324)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$200	$(5)	$7	$2	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	700	$527	$3	$(2)	$1	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	800	552	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	1	0	(1)

$1	$0	$2	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	6,550	$23	$1	$24	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	2,460	15	3	18	0

$38	$4	$42	$0

Total Swap Agreements	$34	$11	$46	$(1)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$15	$0	$15
Australia
Sovereign Issues	0	877	0	877
Brazil
Corporate Bonds & Notes	0	2	0	2
Sovereign Issues	0	387	0	387
Canada
Corporate Bonds & Notes	0	162	0	162
Sovereign Issues	0	89	0	89
Cayman Islands
Asset-Backed Securities	0	4,966	0	4,966
Corporate Bonds & Notes	0	188	0	188
Sovereign Issues	0	201	0	201
China
Sovereign Issues	0	14	0	14
Denmark
Corporate Bonds & Notes	0	2,012	0	2,012
France
Corporate Bonds & Notes	0	856	0	856
Sovereign Issues	0	1,230	0	1,230
Germany
Corporate Bonds & Notes	0	1,306	0	1,306
Hungary
Sovereign Issues	0	195	0	195
Ireland
Asset-Backed Securities	0	1,668	0	1,668
Corporate Bonds & Notes	0	190	0	190
Israel
Sovereign Issues	0	466	0	466
Italy
Corporate Bonds & Notes	0	545	0	545
Sovereign Issues	0	565	0	565
Japan
Corporate Bonds & Notes	0	296	0	296
Sovereign Issues	0	5,233	0	5,233
Luxembourg
Common Stocks	0	0	239	239
Corporate Bonds & Notes	0	401	0	401
Malaysia
Corporate Bonds & Notes	0	398	0	398
Netherlands
Non-Agency Mortgage-Backed Securities	0	1,045	0	1,045
New Zealand
Sovereign Issues	0	92	0	92
Norway
Sovereign Issues	0	59	0	59
Poland
Sovereign Issues	0	298	0	298
Republic of Korea
Sovereign Issues	0	110	0	110
Romania
Sovereign Issues	0	836	0	836
Saudi Arabia
Sovereign Issues	0	657	0	657
Serbia
Sovereign Issues	0	83	0	83
South Korea
Sovereign Issues	0	2,941	0	2,941
Spain
Sovereign Issues	0	454	0	454
Switzerland
Corporate Bonds & Notes	0	1,312	0	1,312
United Kingdom
Corporate Bonds & Notes	0	3,452	0	3,452
Non-Agency Mortgage-Backed Securities	0	2,597	0	2,597
Sovereign Issues	0	584	0	584
United States

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2023 (Unaudited)

Asset-Backed Securities	0	4,032	12	4,044
Corporate Bonds & Notes	0	2,983	0	2,983
Loan Participations and Assignments	0	53	0	53
Municipal Bonds & Notes	0	253	0	253
Non-Agency Mortgage-Backed Securities	0	7,224	40	7,264
U.S. Government Agencies	0	42,073	0	42,073
U.S. Treasury Obligations	0	8,004	0	8,004
Short-Term Instruments
Commercial Paper	0	542	0	542
Repurchase Agreements	0	547	0	547
Argentina Treasury Bills	0	11	0	11
Hungary Treasury Bills	0	187	0	187
Japan Treasury Bills	0	23,627	0	23,627

	$0	$126,318	$291	$126,609
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,095	$0	$0	$6,095

Total Investments	$6,095	$126,318	$291	$132,704

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(7,301)	$0	$(7,301)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	209	88	0	297
Over the counter	0	2,253	0	2,253

	$209	$2,341	$0	$2,550
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(180)	(184)	0	(364)
Over the counter	0	(486)	0	(486)

	$(180)	$(670)	$0	$(850)

Total Financial Derivative Instruments	$29	$1,671	$0	$1,700

Totals	$6,124	$120,688	$291	$127,103

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”)to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$690	$26	$0	$0	$7	$723	$26	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,370	$37,199	$(36,200)	$6	$(3)	$5,372	$199	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol
CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona
CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CZK	Czech Koruna	KRW	South Korean Won	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.3% ¤
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (b) 0.3%		$463

Total Short-Term Instruments (Cost $463)		463

Total Investments in Securities (Cost $463)		463

INVESTMENTS IN AFFILIATES 94.8%
MUTUAL FUNDS (a) 90.2%
PIMCO Emerging Markets Bond Fund	692,507	5,360
PIMCO Global Advantage® Strategy Bond Fund	743,066	7,118
PIMCO Income Fund	873,963	8,906
PIMCO International Bond Fund (U.S. Dollar-Hedged)	570,193	5,354
PIMCO Investment Grade Credit Bond Fund	1,055,962	8,891
PIMCO RAE International Fund	1,098,741	8,801
PIMCO RAE PLUS EMG Fund	1,388,168	8,954
PIMCO RAE PLUS Small Fund	628,081	8,787
PIMCO Real Return Fund	915,979	8,857
PIMCO Short-Term Fund	2,788,989	26,691
PIMCO StocksPLUS® Fund	845,872	8,831
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,114,032	8,890
PIMCO StocksPLUS® International Fund (Unhedged)	1,758,909	17,765
PIMCO Total Return Fund IV	2,968,295	26,655

Total Mutual Funds (Cost $172,319)		159,860

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	836,505	8,132

Total Short-Term Instruments (Cost $8,119)		8,132

Total Investments in Affiliates (Cost $180,438)		167,992

Total Investments 95.1% (Cost $180,901)		$168,455
Financial Derivative Instruments (c) 0.5%(Cost or Premiums, net $1,064)		802
Other Assets and Liabilities, net 4.4%		7,930

Net Assets 100.0%		$177,187

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$463	U.S. Treasury Notes 0.250% due 09/30/2025			$(472)	$463	$463

Total Repurchase Agreements								$(472)	$463	$463

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500					3,100.000	06/21/2024	48	5	$176	$134
Put - CBOE S&P 500					3,525.000	06/21/2024	48	5	314	256
Put - CBOE S&P 500					3,975.000	06/21/2024	48	5	574	535

Total Purchased Options								$1,064		$925

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index December Futures				12/2023	205	$44,336		$(2,103)	$0	$(123)

Total Futures Contracts								$(2,103)	$0	$(123)

Cash of $2,586 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$463	$0		$463

						$0	$463	$0		$463
Investments in Affiliates, at Value
Mutual Funds						159,860	0	0		159,860
Short-Term Instruments
Central Funds Used for Cash Management Purposes						8,132	0	0		8,132

						$167,992	$0	$0		$167,992

Total Investments						$167,992	$463	$0		$168,455

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$925	$0		$925

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$(123)	$0	$0		$(123)

Total Financial Derivative Instruments						$(123)	$925	$0		$802

Totals						$167,869	$1,388	$0		$169,257

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$5,500	$354	$(338)	$(9)	$(147)	$5,360	$259	$0
PIMCO Global Advantage® Strategy Bond Fund	7,341	481	(632)	(23)	(49)	7,118	187	0
PIMCO Income Fund	9,177	722	(844)	(15)	(134)	8,906	447	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,496	434	(628)	(19)	71	5,354	130	0
PIMCO Investment Grade Credit Bond Fund	9,156	681	(716)	(48)	(182)	8,891	275	0
PIMCO RAE International Fund	9,097	273	(1,397)	(77)	905	8,801	0	0
PIMCO RAE PLUS EMG Fund	9,146	521	(1,547)	(284)	1,118	8,954	256	0
PIMCO RAE PLUS Small Fund	9,125	942	(1,817)	(1,699)	2,236	8,787	0	0
PIMCO Real Return Fund	9,177	860	(875)	(37)	(268)	8,857	233	0
PIMCO Short-Term Floating NAV Portfolio III	11,301	29,821	(33,000)	10	0	8,132	520	0
PIMCO Short-Term Fund	27,519	2,773	(3,957)	(55)	411	26,691	912	0
PIMCO StocksPLUS® Fund	9,127	151	(1,472)	(37)	1,062	8,831	151	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,049	621	(1,436)	114	542	8,890	541	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	18,178	448	(2,028)	(509)	1,676	17,765	142	0
PIMCO Total Return Fund IV	27,428	2,292	(2,261)	(79)	(725)	26,655	691	0
Totals	$175,817	$41,374	$(52,948)	$(2,767)	$6,516	$167,992	$4,744	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund , unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.1% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 2.0%
Ally Financial, Inc. 8.000% due 11/01/2031	$800	$808
Ford Motor Credit Co. LLC 5.584% due 03/18/2024	200	199
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	1,200	70
UniCredit SpA 7.830% due 12/04/2023	3,050	3,054
Ursa Re II Ltd. 9.386% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	1,100	1,099
VICI Properties LP 3.875% due 02/15/2029	700	606

		5,836

INDUSTRIALS 1.0%
Berry Global, Inc. 4.875% due 07/15/2026	1,295	1,241
Broadcom, Inc. 3.137% due 11/15/2035	208	152
DAE Funding LLC 1.625% due 02/15/2024	700	686
Energy Transfer LP 3.750% due 05/15/2030	1,100	959

		3,038

UTILITIES 0.8%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,700	1,673
Pacific Gas & Electric Co. 2.500% due 02/01/2031	1,100	838

		2,511

Total Corporate Bonds & Notes (Cost $13,225)		11,385

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	1,300	867

Total Convertible Bonds & Notes (Cost $1,280)		867

U.S. GOVERNMENT AGENCIES 30.9%
Ginnie Mae
5.034% due 09/20/2071 •	2,723	2,712
6.246% due 08/20/2068 •	555	542
Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2053	14,800	11,272
2.500% due 11/01/2053	8,600	6,838
3.000% due 11/01/2053	5,900	4,887
3.500% due 11/01/2053	5,900	5,079
4.000% due 10/01/2053	5,200	4,630
4.500% due 11/01/2053	13,400	12,308
5.000% due 11/01/2053	15,500	14,630
5.500% due 11/01/2053	19,200	18,551
6.000% due 11/01/2053	11,600	11,443

Total U.S. Government Agencies (Cost $94,199)		92,892

U.S. TREASURY OBLIGATIONS 7.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)	9,500	5,626
4.000% due 11/15/2042 (m)	990	879
4.000% due 11/15/2052 (m)	740	656
U.S. Treasury Inflation Protected Securities (e)
1.125% due 01/15/2033	12,058	10,898
1.375% due 07/15/2033 (k)	4,630	4,285

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $27,381)			22,344

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Alliance Bancorp Trust 5.914% due 07/25/2037 •		281	234
Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~		69	61
4.640% due 02/25/2036 ^~		15	14
Countrywide Alternative Loan Trust
5.734% due 07/25/2035 •		391	305
5.754% due 09/25/2047 •		101	87
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		220	112
Impac CMB Trust
6.054% due 04/25/2035 «•		86	79
6.079% due 04/25/2035 •		112	102
Residential Accredit Loans, Inc. Trust
5.794% due 06/25/2046 •		223	52
6.000% due 12/25/2036		70	55
Residential Asset Securitization Trust 5.500% due 05/25/2035 •		344	230
Towd Point Mortgage Funding 6.304% due 10/20/2051 •	GBP	760	928
WaMu Mortgage Pass-Through Certificates Trust 6.094% due 01/25/2045 •		$1,570	1,434

Total Non-Agency Mortgage-Backed Securities (Cost $4,182)			3,693

ASSET-BACKED SECURITIES 10.3%
522 Funding CLO Ltd. 6.628% due 10/20/2031 •		600	598
Aames Mortgage Investment Trust 5.914% due 04/25/2036 •		82	72
ACAS CLO Ltd. 6.462% due 10/18/2028 •		376	375
ACE Securities Corp. Home Equity Loan Trust
5.914% due 06/25/2036 •		157	112
6.334% due 08/25/2035 •		129	124
Anchorage Capital CLO Ltd. 6.620% due 07/15/2030 •		865	864
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		54	54
Apidos CLO 6.472% due 07/18/2029 •		728	726
Ares CLO Ltd. 6.440% due 01/15/2029 •		576	575
Argent Mortgage Loan Trust 5.914% due 05/25/2035 •		471	428
Argent Securities Trust 5.734% due 07/25/2036 •		338	291
Benefit Street Partners CLO Ltd. 6.600% due 01/17/2032 •		200	199
Carlyle Global Market Strategies CLO Ltd. 6.581% due 08/14/2030 •		1,064	1,061
Catamaran CLO Ltd. 6.707% due 04/22/2030 •		550	549
CIT Mortgage Loan Trust 6.784% due 10/25/2037 •		79	79
Citigroup Mortgage Loan Trust 5.869% due 11/25/2036 •		63	61
Countrywide Asset-Backed Certificates Trust
5.714% due 05/25/2035 •		231	220
5.934% due 03/25/2037 •		614	575
Crestline Denali CLO Ltd. 6.747% due 10/23/2031 •		495	494
Elevation CLO Ltd. 6.563% due 10/25/2030 •		598	597
First Franklin Mortgage Loan Trust 6.139% due 11/25/2036 •		1,334	1,262
Fremont Home Loan Trust
5.569% due 10/25/2036 •		664	585
5.584% due 10/25/2036 •		1,957	789
Gallatin CLO Ltd. 6.660% due 07/15/2031 •		400	399
GoldenTree Loan Management U.S. CLO Ltd. 6.498% due 11/20/2030 •		634	633
IndyMac INDB Mortgage Loan Trust 5.574% due 07/25/2036 •		831	270
LCM LP 6.452% due 07/19/2027 •		380	380
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		524	439

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Lehman XS Trust
4.418% due 06/25/2036 þ		490	454
5.754% due 05/25/2036 •		439	374
Long Beach Mortgage Loan Trust 6.034% due 01/25/2036 •		1,157	984
Magnetite Ltd. 6.506% due 11/15/2028 •		564	562
Man GLG Euro CLO DAC 4.533% due 01/15/2030 •	EUR	119	125
Oaktree CLO Ltd. 6.717% due 04/22/2030 •		$300	298
OCP Euro CLO DAC 4.578% due 09/22/2034 •	EUR	600	626
Octagon Investment Partners Ltd. 6.631% due 02/14/2031 •		$400	398
OSD CLO Ltd. 6.440% due 04/17/2031 •		565	562
OZLM Ltd.
6.550% due 10/17/2029 •		453	453
6.748% due 07/20/2032 •		500	493
6.881% due 10/30/2030 •		198	198
Palmer Square CLO Ltd. 6.570% due 10/17/2031 •		200	199
Palmer Square European Loan Funding DAC 4.443% due 04/15/2031 •	EUR	394	412
Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$1,871	1,863
6.388% due 07/20/2029 •		987	983
Popular ABS Mortgage Pass-Through Trust 5.929% due 07/25/2036 •		124	115
Rad CLO Ltd. 6.727% due 07/24/2032 •		800	798
Saranac CLO Ltd. 6.807% due 08/13/2031 •		500	499
Segovia European CLO DAC 4.585% due 07/20/2032 •	EUR	500	521
Sound Point CLO Ltd.
6.568% due 10/20/2030 •		$1,173	1,169
6.593% due 07/25/2030 •		528	527
6.798% due 07/20/2032 •		600	592
Stratus CLO Ltd. 6.538% due 12/29/2029 •		380	379
Structured Asset Securities Corp. Mortgage Loan Trust
6.004% due 10/25/2036 •		71	69
6.229% due 02/25/2036 •		100	94
TCI-Symphony CLO Ltd. 6.583% due 10/13/2032 •		600	597
TCW CLO Ltd. 6.583% due 04/25/2031 •		568	567
Venture CLO Ltd.
6.578% due 07/20/2030 •		541	538
6.791% due 07/30/2032 •		1,200	1,188
Vibrant CLO Ltd. 6.708% due 07/20/2032 •		300	298
Voya CLO Ltd. 6.570% due 10/15/2030 •		265	264
Wellfleet CLO Ltd. 6.478% due 07/20/2029 •		182	182
Wind River CLO Ltd. 6.650% due 07/15/2031 •		700	696

Total Asset-Backed Securities (Cost $31,651)			30,888

SOVEREIGN ISSUES 4.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		441	109
3.625% due 07/09/2035 þ		289	69
15.500% due 10/17/2026	ARS	10,280	3
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2024 (d)	BRL	20,600	3,884
Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,653
7.750% due 09/18/2030		10,707,900	2,197
Mexico Government International Bond 2.750% due 11/27/2031 (e)	MXN	7,673	369
Peru Government International Bond 1.862% due 12/01/2032		$800	579
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	81,700	4,442

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

United Kingdom Gilt 0.625% due 10/22/2050	GBP	3	1

Total Sovereign Issues (Cost $14,103)			13,306

		SHARES
COMMON STOCKS 1.7%
FINANCIALS 1.7%
Bank of America Corp. (i)		42,300	1,158
Citigroup, Inc. (i)		26,900	1,106
JPMorgan Chase & Co. (i)		9,200	1,334
Wells Fargo & Co.		15,850	648
Zions Bancorp NA (i)		22,300	778

Total Common Stocks (Cost $5,077)			5,024

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		389,000	353

Total Preferred Securities (Cost $389)			353

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 31.0%
REPURCHASE AGREEMENTS (h) 12.9%			38,899

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (c)(d)(e)	ARS	25,441	35

JAPAN TREASURY BILLS 18.1%
(0.156)% due 10/16/2023 - 12/04/2023 (c)(d)	JPY	8,132,000	54,426

Total Short-Term Instruments (Cost $96,277)			93,360

Total Investments in Securities (Cost $287,764)			274,112

		SHARES
INVESTMENTS IN AFFILIATES 36.0%
MUTUAL FUNDS (g) 8.8%
PIMCO Investment Grade Credit Bond Fund		2,718,205	22,887
PIMCO Preferred and Capital Securities Fund		407,206	3,392

Total Mutual Funds (Cost $31,462)			26,279

SHORT-TERM INSTRUMENTS 27.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.2%
PIMCO Short Asset Portfolio		5,293,959	51,230
PIMCO Short-Term Floating NAV Portfolio III		3,144,643	30,569

Total Short-Term Instruments (Cost $83,403)			81,799

Total Investments in Affiliates (Cost $114,865)			108,078

Total Investments 127.1% (Cost $402,629)			$382,190
Financial Derivative Instruments (j)(l) 0.3%(Cost or Premiums, net $(1,832))			945
Other Assets and Liabilities, net (27.4)%			(82,507)

Net Assets 100.0%			$300,628

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Payment in-kind security.
(b)				Security is not accruing income as of the date of this report.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Principal amount of security is adjusted for inflation.
(f)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)				Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.320%	09/29/2023	10/02/2023	$8,700	U.S. Treasury Notes 0.500% due 08/31/2027		$(8,869)	$8,700	$8,704
	5.360	09/29/2023	10/02/2023	8,700	U.S. Treasury Notes 0.500% due 04/30/2027		(8,874)	8,700	8,704
FICC	2.600	09/29/2023	10/02/2023	415	U.S. Treasury Notes 0.250% due 09/30/2025		(423)	415	415
JPS	5.300	09/27/2023	10/04/2023	3,798	U.S. Treasury Notes 3.500% due 02/15/2033		(3,781)	3,798	3,801
SAL	5.330	09/29/2023	10/02/2023	8,700	U.S. Treasury Notes 0.375% due 01/31/2026		(8,869)	8,700	8,704
	5.360	09/29/2023	10/02/2023	8,300	U.S. Treasury Notes 0.250% due 10/31/2025		(8,468)	8,300	8,303
SSB	2.600	09/29/2023	10/02/2023	286	U.S. Treasury Notes 1.875% due 06/30/2026(2)		(292)	286	286

Total Repurchase Agreements							$(39,576)	$38,899	$38,917

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (1.3)%
U.S. Treasury Notes					3.500%	02/15/2033	$4,100	$(4,012)	$(3,781)

Total Short Sales (1.3)%								$(4,012)	$(3,781)

(i)

Securities with an aggregate market value of $3,468 have been pledged as collateral as of September 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)				Includes accrued interest.
(2)				Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(645) at a weighted average interest rate of 2.719%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description				Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500				4,300.000	12/29/2023	14	1	$179	$161
Put - EUREX EURO STOXX 50				4,050.000	12/15/2023	89	1	86	65

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Put - EUREX EURO STOXX 50	4,200.000	12/15/2023	36	0	43	45

Total Purchased Options	$308	$271

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	8	$8	$(3)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	8	8	(3)	(1)

$(6)	$(5)

OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	4,000.000	12/29/2023	14	1	$(94)	$(65)
Call - CBOE S&P 500	4,800.000	12/29/2023	14	1	(104)	(6)
Put - EUREX EURO STOXX 50	3,750.000	12/15/2023	89	1	(33)	(24)
Put - EUREX EURO STOXX 50	3,825.000	12/15/2023	36	0	(17)	(12)
Call - EUREX EURO STOXX 50	4,500.000	12/15/2023	36	0	(28)	(6)
Call - EUREX EURO STOXX 50	4,600.000	12/15/2023	89	1	(69)	(7)

$(345)	$(120)

Total Written Options	$(351)	$(125)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond December Futures	12/2023	1	$68	$(1)	$0	$0
CAC 40 Index October Futures	10/2023	15	1,134	(25)	10	0
DAX Index December Futures	12/2023	2	821	(23)	9	0
E-Mini Russell 2000 Index December Futures	12/2023	50	4,497	(189)	0	(26)
E-Mini S&P 500 Index December Futures	12/2023	595	128,684	(5,786)	0	(353)
Euro STOXX 50 December Futures	12/2023	52	2,311	(46)	26	0
Euro STOXX 600 December Futures	12/2023	1,315	31,504	(422)	264	0
FTSE/MIB Index December Futures	12/2023	5	748	(7)	6	0
IBEX 35 Index October Futures	10/2023	1	100	(1)	1	0
Japan Government 10-Year Bond December Futures	12/2023	4	3,880	(28)	0	(9)
MSCI Emerging Markets December Futures	12/2023	51	2,437	(88)	0	0
Nikkei 225 Yen-denominated December Futures	12/2023	13	1,384	(35)	0	(14)
OMX Stockholm 30 Index October Futures	10/2023	17	336	(5)	5	0
S&P TSX 60 Index December Futures	12/2023	33	5,716	(151)	0	(17)
SPI 200 December Futures	12/2023	32	3,645	(99)	18	(8)
Topix Index December Futures	12/2023	67	10,417	(114)	0	(155)
U.S. Treasury 2-Year Note December Futures	12/2023	149	30,204	(83)	15	0
U.S. Treasury 5-Year Note December Futures	12/2023	197	20,756	(174)	31	0
U.S. Treasury 10-Year Note December Futures	12/2023	188	20,316	(383)	38	0
U.S. Treasury Long-Term Bond December Futures	12/2023	21	2,389	(130)	6	0
United Kingdom Long Gilt December Futures	12/2023	4	460	2	6	(10)

$(7,788)	$435	$(592)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2023	2	$(144)	$4	$1	$0
Canada Government 10-Year Bond December Futures	12/2023	7	(593)	10	0	(2)
Euro-Bobl December Futures	12/2023	41	(5,017)	73	31	(36)
Euro-Bund December Futures	12/2023	27	(3,672)	92	44	(44)
Euro-Buxl 30-Year Bond December Futures	12/2023	6	(776)	68	18	(18)
Euro-Oat December Futures	12/2023	38	(4,950)	138	63	(64)
Gold 100 oz. December Futures	12/2023	9	(1,679)	88	11	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	89	(9,929)	211	0	(21)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	5	(593)	32	0	(2)

$716	$168	$(187)

Total Futures Contracts	$(7,072)	$603	$(779)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	1.177%		$500	$20	$12	$32	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly		12/20/2028		$100	$(1)	$(1)	$(2)	$0	$0
iTraxx Crossover 40 5-Year Index	(5.000)	Quarterly		12/20/2028	EUR	100	(4)	1	(3)	0	(1)

							$(5)	$0	$(5)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$1,800	$27	$(2)	$25	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		7,400	96	(5)	91	0	(2)
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly		12/20/2028	EUR	300	4	(1)	3	0	0

							$127	$(8)	$119	$0	$(2)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(7)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	1,600	$(42)	$(5)	$(47)	$3	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		1,700	45	(5)	40	0	(9)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		600	(30)	18	(12)	9	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027	INR	140,000	12	5	17	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	1,690,000	(87)	(49)	(136)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		1,020,000	278	159	437	24	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	107	11	118	5	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	610	0	(34)	(34)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$2,500	126	2	128	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		23,800	150	485	635	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		8,300	(95)	8	(87)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(227)	(444)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	(59)	(63)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		300	(1)	(15)	(16)	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,700	38	(129)	(91)	5	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.308	Annual	02/21/2029		9,900	(36)	(373)	(409)	15	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	15	42	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	(36)	(38)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		883	(3)	(25)	(28)	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		13,000	17	561	578	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	349	377	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	208	481	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	(130)	(423)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,700	200	516	716	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,477	(14)	(135)	(149)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(7)	(72)	(79)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,141	(15)	(114)	(129)	7	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		986	(4)	(5)	(9)	2	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		833	(3)	(4)	(7)	0	(7)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,010	181	114	295	0	(10)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		10,550	277	668	945	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	137	274	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,000	(706)	(466)	(1,172)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	488	774	0	(14)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,990	447	292	739	0	(28)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027	BRL	13,500	(62)	76	14	10	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027	CNY	9,940	36	(32)	4	0	(1)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		16,870	7	6	13	1	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	4,971,900	0	(29)	(29)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		9,045,300	0	51	51	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		9,692,800	0	55	55	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		10,517,000	0	24	24	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		32,311,600	0	179	179	33	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		11,900,000	0	333	333	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		11,700,000	0	(254)	(254)	11	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		3,211,630	65	(17)	48	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.950	Quarterly	11/03/2027		8,095,000	0	86	86	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		7,451,100	0	71	71	12	0
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		6,976,480	(61)	(23)	(84)	0	(12)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		13,800,000	0	13	13	0	(38)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	4,400	102	10	112	1	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027	KRW	2,768,560	(66)	(24)	(90)	0	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	09/21/2027		5,543,800	(38)	(49)	(87)	0	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028		1,412,080	(11)	(4)	(15)	0	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2028	THB	56,470	(16)	(9)	(25)	6	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	81,940	(218)	(8)	(226)	0	(4)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		58,000	(291)	70	(221)	0	(3)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	12/21/2026		51,700	(44)	33	(11)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,500	4	(24)	(20)	0	(8)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	660,540	20	(9)	11	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	43,990	(37)	13	(24)	8	0
Pay(7)	6-Month EUR-EURIBOR	3.132	Annual	08/02/2025	EUR	5,600	0	(10)	(10)	1	0
Pay(7)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029	100	1	(1)	0	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031	10,400	(1,066)	(1,307)	(2,373)	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	201	(1)	(1)	(2)	0	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034	2,800	(29)	(53)	(82)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054	700	(7)	(33)	(40)	2	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	422,500	225	(50)	175	7	0
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027	89,000	(29)	5	(24)	2	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	12,810	(158)	35	(123)	0	(3)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	52,000	98	90	188	0	(7)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027	13,400	0	(28)	(28)	2	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028	81,300	(18)	(189)	(207)	15	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028	13,700	6	(5)	1	0	(3)

$(518)	$1,144	$626	$229	$(277)

Total Swap Agreements	$(376)	$1,148	$772	$229	$(280)

(k)

Securities with an aggregate market value of $2,228 and cash of $12,808 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin asset of $8 for closed futures and unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	11/2023	NZD	755	$456	$3	$0
03/2024	CNH	1,915	266	1	0
BOA	10/2023	BRL	19,502	3,927	47	0
10/2023	NZD	147	88	0	(1)
10/2023	$3,894	BRL	19,502	0	(15)
10/2023	91	CAD	123	0	(1)
11/2023	CLP	9,613	$11	0	0
11/2023	$3,927	BRL	19,587	0	(47)
11/2023	88	NZD	147	0	0
11/2023	ZAR	30,237	$1,580	0	(10)
12/2023	JPY	1,150,000	8,019	247	0
12/2023	$510	HKD	3,988	0	0
12/2023	408	INR	33,956	0	(1)
12/2023	157	KRW	208,210	0	(2)
02/2024	434	CNY	3,066	0	(9)
03/2024	CNH	2,695	$372	0	(1)
BPS	10/2023	COP	12,516,921	3,140	92	0
10/2023	GBP	419	531	20	0
10/2023	$350	CAD	472	0	(2)
10/2023	125	SEK	1,355	0	(1)
10/2023	917	THB	32,669	0	(18)
11/2023	402	AUD	620	0	(3)
11/2023	450	BRL	2,279	1	0
11/2023	5,329	CAD	7,140	0	(69)
11/2023	319	EUR	294	0	(8)
12/2023	CAD	539	$400	2	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

	12/2023	CZK	9,205		400	2	0
	12/2023	EUR	514		550	5	0
	12/2023	GBP	447		550	4	0
	12/2023	NZD	674		400	0	(4)
	12/2023	PLN	651		150	1	0
	12/2023	TWD	1,602		50	0	0
	12/2023		$200	AUD	311	0	0
	12/2023		700	BRL	3,477	0	(15)
	12/2023		250	COP	1,043,260	1	0
	12/2023		100	IDR	1,554,290	0	0
	12/2023		1,600	INR	133,500	0	0
	12/2023		275	KRW	364,735	0	(4)
	12/2023		350	NOK	3,763	3	0
	12/2023		150	THB	5,448	1	0
	02/2024		770	CNY	5,467	0	(12)
	03/2024	CNH	1,865		$259	1	0
	03/2024	TWD	11,215		356	4	0
BRC	10/2023	CZK	9,216		401	2	0
	10/2023	MXN	27,238		1,454	0	(106)
	10/2023	SEK	1,350		123	0	0
	11/2023	CHF	550		605	2	0
	11/2023	JPY	2,410,000		16,777	519	0
	11/2023		$335	JPY	49,000	0	(5)
	11/2023		123	SEK	1,348	0	0
	12/2023	HUF	110,787		$300	3	0
	12/2023	PHP	14,232		250	0	(1)
	12/2023		$500	PEN	1,914	3	0
	01/2024	PLN	628		$144	1	0
BSH	10/2023	BRL	19,500		3,659	0	(220)
	10/2023		$3,894	BRL	19,500	0	(15)
CBK	10/2023	MXN	4,171		$240	1	0
	11/2023	CAD	3,375		2,484	0	(2)
	11/2023	EUR	2,303		2,501	62	0
	11/2023	GBP	452		554	3	0
	11/2023	PEN	96		26	1	0
	11/2023		$362	CAD	485	0	(4)
	11/2023		387	CHF	335	0	(19)
	11/2023		1,478	CLP	1,268,335	0	(55)
	11/2023		265	EUR	243	0	(8)
	12/2023		300	CLP	269,667	2	0
	12/2023		83	ILS	313	0	0
	12/2023		4	MXN	66	0	0
	01/2024	PLN	2,749		$626	0	0
DUB	10/2023	CZK	1,370		60	0	0
	10/2023		$520	THB	18,496	0	(12)
	11/2023		17,551	EUR	15,911	0	(699)
	12/2023	CLP	1,364,505		$1,525	0	(2)
	12/2023		$105	KRW	138,821	0	(2)
FAR	10/2023	BRL	19,530		$3,900	15	0
	10/2023		$4,016	BRL	19,530	0	(131)
	11/2023	BRL	19,615		$4,016	131	0
GLM	10/2023		19,500		3,894	15	0
	10/2023	MXN	31,472		1,820	18	(3)
	10/2023		$3,968	BRL	19,500	0	(88)
	10/2023		1,316	MXN	23,028	3	0
	10/2023		10	MYR	48	0	0
	11/2023		1,462	BRL	7,331	0	(10)
	12/2023	THB	10,780		$300	2	0
	12/2023		$450	JPY	65,496	0	(6)
	12/2023		2,971	MXN	51,539	0	(49)
	12/2023		50	MYR	233	0	0
	12/2023		450	PEN	1,693	0	(5)
	03/2024	CNH	834		$116	0	0
	03/2024	IDR	35,857		2	0	0
	04/2024	BRL	20,600		4,104	91	0
JPM	10/2023	MXN	13,030		742	0	(4)
	11/2023	EUR	2,463		2,648	44	(5)
	11/2023		$476	EUR	439	0	(11)
	11/2023		2	MXN	35	0	0
	11/2023		1,843	NOK	18,756	0	(88)
	11/2023	ZAR	5,873		$307	0	(2)
	12/2023	PHP	14,219		250	0	(1)
	12/2023	SGD	297		219	1	0
	12/2023	TWD	16,493		521	7	0
	12/2023		$200	AUD	311	0	0
	12/2023		549	INR	45,860	1	0
	12/2023	ZAR	7,614		$400	1	0
	01/2024	HUF	111,632		298	0	0
	03/2024	CNH	1,284		178	0	0
MBC	10/2023	JPY	4,572,000		33,745	3,087	0
	12/2023		$122	ILS	465	0	0
	01/2024		1,550	HUF	568,493	0	(31)
	02/2024		81	CNY	582	0	0
	03/2024	TWD	386		$12	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

MYI	10/2023	AUD	3,935	2,524	0	(6)
10/2023	$574	AUD	890	0	(2)
10/2023	37	MYR	175	0	0
10/2023	50	TRY	1,382	0	(1)
10/2023	ZAR	5,288	$280	1	0
11/2023	$2,526	AUD	3,935	6	0
11/2023	ZAR	729	$38	0	0
12/2023	CHF	493	550	7	0
12/2023	TWD	9,982	317	6	0
12/2023	$300	CLP	274,140	7	0
12/2023	250	COP	1,010,432	0	(7)
12/2023	50	IDR	770,840	0	0
12/2023	459	KRW	609,229	0	(7)
12/2023	50	MYR	233	0	0
02/2024	452	CNY	3,201	0	(8)
03/2024	CNH	1,827	$253	1	0
03/2024	$1,617	IDR	24,883,102	0	(13)
NGF	11/2023	CHF	110	$120	0	0
03/2024	TWD	13,392	426	5	0
RBC	11/2023	$39	CAD	53	0	0
RYL	11/2023	352	NOK	3,735	0	(3)
SCX	10/2023	THB	53,947	$1,494	10	0
10/2023	$87	NZD	147	1	0
12/2023	TWD	8,822	$280	5	0
12/2023	$586	INR	48,844	0	(1)
03/2024	CNH	1,794	$248	0	0
03/2024	TWD	8,540	271	2	0
SOG	10/2023	$50	TRY	1,396	0	0
03/2024	TWD	4,118	$131	1	0
SSB	10/2023	BRL	30	6	0	0
11/2023	$6	BRL	30	0	0
TOR	10/2023	509	GBP	419	2	0
10/2023	ZAR	53,219	$2,786	0	(21)
11/2023	COP	7,584,078	1,830	0	(7)
11/2023	GBP	419	509	0	(2)
11/2023	$157	CAD	210	0	(2)
11/2023	11,413	JPY	1,613,445	0	(542)
12/2023	352	INR	29,368	0	0
03/2024	CNH	868	$120	0	0
UAG	10/2023	AUD	1,386	890	0	(2)
10/2023	$2,847	AUD	4,431	5	(3)
11/2023	891	1,386	2	0
11/2023	12,391	EUR	11,234	0	(492)
11/2023	2,043	JPY	289,608	0	(92)
12/2023	110	KRW	145,285	0	(2)

Total Forward Foreign Currency Contracts	$4,511	$(3,020)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	03/18/2024	$101,000	$115	$130

Total Purchased Options	$115	$130

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$5,600	$(255)	$(275)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0

$(263)	$(275)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	569	$(2)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	569	(2)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	406	(1)	(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	406	(1)	(2)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	310	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	310	(1)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	703	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	703	(2)	(7)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	334	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	334	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	974	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	974	(3)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	706	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	706	(3)	(9)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	332	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	332	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	118	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	118	(1)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	212	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	212	(1)	(7)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	512	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	512	(2)	(10)

$(36)	$(65)

Total Written Options	$(299)	$(340)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$50	$0	$(15)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,026	(680)	638	0	(42)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	249	0	(68)
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(20)	0	(24)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	83	0	(27)

$(1,176)	$1,000	$0	$(176)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	2.750%	Quarterly	12/15/2026	MYR	900	$(2)	$(4)	$0	$(6)
Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	6,290	(28)	(7)	0	(35)
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	3,840	(4)	(10)	0	(14)
SCX	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	3,700	(18)	(3)	0	(21)

$(52)	$(24)	$0	$(76)

TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	$100	$(1)	$(2)	$0	$(3)
GST	Receive	CMDSKEWLS Index	6,081	0.250%	Monthly	02/15/2024	2,128	0	41	41	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

JPM	Receive	JMABFNJ2 Index	20,914	0.000%	Monthly	12/29/2023	2,259	0	0	0	0
	Pay	S&P Homebuilders Select Industry Index	310	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	3,046	0	6	6	0
MYI	Receive	DWRTFT Index	66	5.525% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	766	0	(57)	0	(57)

								$(1)	$(12)	$47	$(60)

Total Swap Agreements								$(1,229)	$964	$47	$(312)

(m)

Securities with an aggregate market value of $2,536 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$5,836	$0		$5,836
Industrials						0	3,038	0		3,038
Utilities						0	2,511	0		2,511
Convertible Bonds & Notes
Industrials						0	867	0		867
U.S. Government Agencies						0	92,892	0		92,892
U.S. Treasury Obligations						0	22,344	0		22,344
Non-Agency Mortgage-Backed Securities						0	3,614	79		3,693
Asset-Backed Securities						0	30,888	0		30,888
Sovereign Issues						0	13,306	0		13,306
Common Stocks
Financials						5,024	0	0		5,024
Preferred Securities
Banking & Finance						0	353	0		353
Short-Term Instruments
Repurchase Agreements						0	38,899	0		38,899
Argentina Treasury Bills						0	35	0		35
Japan Treasury Bills						0	54,426	0		54,426

						$5,024	$269,009	$79		$274,112
Investments in Affiliates, at Value
Mutual Funds						26,279	0	0		26,279
Short-Term Instruments
Central Funds Used for Cash Management Purposes						81,799	0	0		81,799

						$108,078	$0	$0		$108,078

Total Investments						$113,102	$269,009	$79		$382,190

Short Sales, at Value - Liabilities
U.S. Treasury Obligations						$0	$(3,781)	$0		$(3,781)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						513	590	0		1,103
Over the counter						0	4,688	0		4,688

						$513	$5,278	$0		$5,791
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(756)	(428)	0		(1,184)
Over the counter						0	(3,672)	0		(3,672)

						$(756)	$(4,100)	$0		$(4,856)

Total Financial Derivative Instruments						$(243)	$1,178	$0		$935

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2023 (Unaudited)

Totals	$112,859	$266,406	$79	$379,344

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 11.6% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each

Notes to Financial Statements (Cont.)

affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$31,027	$750	$(8,540)	$(1,460)	$1,110	$22,887	$756	$0
PIMCO Preferred and Capital Securities Fund	0	3,325	0	0	67	3,392	85	0
PIMCO Short Asset Portfolio	48,922	1,836	0	0	472	51,230	1,835	0
PIMCO Short-Term Floating NAV Portfolio III	30,253	121,692	(121,400)	20	4	30,569	1,592	0
Totals	$110,202	$127,603	$(129,940)	$(1,440)	$1,653	$108,078	$4,268	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PHP	Philippine Peso
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
CAC	Cotation Assistée en Continu	DAX	Deutscher Aktien Index 30	OMX	Stockholm 30 Index
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	SIBCSORA	Singapore Overnight Rate Average
CMBX	Commercial Mortgage-Backed Index	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	oz.	Ounce
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
AerCap Holdings NV 7.390% due 10/14/2027		$750	$751
Alliant Holdings Intermediate LLC 8.831% due 11/05/2027		1,396	1,396
American Airlines, Inc. 10.338% due 04/20/2028		1,425	1,470
Caesars Entertainment Corp. 8.666% due 02/06/2030		1,097	1,099
Carnival Corp. 8.681% due 10/18/2028		1,965	1,958
Covanta Holding Corp. 8.334% due 11/30/2028		1,300	1,299
CQP Holdco LP 8.990% due 06/05/2028		1,300	1,303
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (b)		611	599
Da Vinci Purchaser Corp. 9.431% due 01/08/2027		968	958
Getty Images, Inc. 9.990% due 02/19/2026		1,076	1,081
IRB Holding Corp. 8.416% due 12/15/2027		1,396	1,393
Nouryon Finance BV TBD% due 04/03/2028		607	601
Olympus Water U.S. Holding Corp. 10.390% due 11/09/2028		1,200	1,201
RegionalCare Hospital Partners Holdings, Inc. 9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		812	811
Softbank Vision Fund 5.000% due 12/21/2025 «		1,423	1,330
Sotera Health Holdings LLC 8.181% due 12/11/2026		2,000	1,988
Starfruit Finco BV 8.427% due 10/01/2025		450	450
USI, Inc. TBD% due 09/27/2030		400	400
Vertical Midco GmbH TBD% due 07/30/2027		1,400	1,399
Worldpay LLC TBD% due 09/20/2030		1,900	1,901

Total Loan Participations and Assignments (Cost $23,232)			23,388

CORPORATE BONDS & NOTES 91.2%
BANKING & FINANCE 11.7%
Allied Universal Holdco LLC 3.625% due 06/01/2028	EUR	1,900	1,662
Ally Financial, Inc. 8.000% due 11/01/2031		$300	303
Barclays PLC 8.000% due 03/15/2029 •(c)(d)		800	720
Burford Capital Global Finance LLC 9.250% due 07/01/2031		1,800	1,828
Credit Acceptance Corp. 5.125% due 12/31/2024		1,000	975
CTR Partnership LP 3.875% due 06/30/2028		600	514
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,500	604
Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031		300	291
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		750	640
2.900% due 02/10/2029		800	657
4.000% due 11/13/2030		1,000	836
4.125% due 08/17/2027		1,000	912
4.542% due 08/01/2026		500	470
5.113% due 05/03/2029		750	687
5.584% due 03/18/2024		900	895
6.800% due 05/12/2028		1,900	1,899
7.200% due 06/10/2030		125	126

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

7.350% due 11/04/2027	200	204
7.350% due 03/06/2030	125	127
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,452
6.500% due 10/01/2025	1,147	1,128
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,100	968
12.000% due 10/01/2028	2,750	2,800
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	400	396
HAT Holdings LLC
3.375% due 06/15/2026	700	623
3.750% due 09/15/2030	700	537
Howard Hughes Corp. 5.375% due 08/01/2028	750	662
HUB International Ltd. 7.250% due 06/15/2030	1,100	1,099
Icahn Enterprises LP
5.250% due 05/15/2027	175	154
6.250% due 05/15/2026	2,525	2,349
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,000	976
5.710% due 01/15/2026	1,000	955
7.700% due 09/17/2025 •(c)(d)	1,000	940
Jefferies Finance LLC 5.000% due 08/15/2028	700	590
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029	450	364
LFS Topco LLC 5.875% due 10/15/2026	1,000	858
Midcap Financial Issuer Trust 6.500% due 05/01/2028	1,025	886
MPT Operating Partnership LP 3.500% due 03/15/2031	1,700	1,064
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	1,000	813
5.500% due 08/15/2028	1,000	883
Navient Corp.
4.875% due 03/15/2028	1,900	1,613
6.750% due 06/15/2026	1,600	1,549
NCL Finance Ltd. 6.125% due 03/15/2028	250	221
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028	1,900	1,592
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	839
6.125% due 03/15/2024	500	499
6.625% due 01/15/2028	750	693
6.875% due 03/15/2025	1,000	993
7.125% due 03/15/2026	1,000	980
9.000% due 01/15/2029	500	499
Oxford Finance LLC 6.375% due 02/01/2027	900	837
Park Intermediate Holdings LLC
4.875% due 05/15/2029	1,325	1,123
7.500% due 06/01/2025	1,000	1,000
Paysafe Finance PLC 4.000% due 06/15/2029 (e)	1,500	1,260
PennyMac Financial Services, Inc. 4.250% due 02/15/2029	1,500	1,215
PRA Group, Inc. 5.000% due 10/01/2029	1,000	761
RHP Hotel Properties LP
4.500% due 02/15/2029	750	644
4.750% due 10/15/2027	1,000	911
RLJ Lodging Trust LP
3.750% due 07/01/2026	1,000	905
4.000% due 09/15/2029	700	574
Rocket Mortgage LLC
3.875% due 03/01/2031	750	599
4.000% due 10/15/2033	1,650	1,248
SBA Communications Corp. 3.125% due 02/01/2029	2,000	1,670
Service Properties Trust 7.500% due 09/15/2025	500	492
SLM Corp. 3.125% due 11/02/2026	1,500	1,303
UniCredit SpA 7.296% due 04/02/2034 •	500	471

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

United Wholesale Mortgage LLC 5.500% due 11/15/2025		750	714

			60,052

INDUSTRIALS 75.3%
AdaptHealth LLC
4.625% due 08/01/2029		250	192
5.125% due 03/01/2030		825	640
6.125% due 08/01/2028		500	432
Adient Global Holdings Ltd. 7.000% due 04/15/2028		1,000	993
ADT Security Corp. 4.875% due 07/15/2032		1,000	836
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,000	862
Air Canada 3.875% due 08/15/2026		1,300	1,181
Albertsons Cos., Inc.
3.250% due 03/15/2026		250	232
3.500% due 03/15/2029		1,000	853
4.625% due 01/15/2027		250	236
4.875% due 02/15/2030		1,000	902
7.500% due 03/15/2026		1,500	1,522
Albion Financing SARL 6.125% due 10/15/2026		750	709
Allegiant Travel Co. 7.250% due 08/15/2027		700	660
Allison Transmission, Inc. 3.750% due 01/30/2031		625	506
Altice Financing SA
5.000% due 01/15/2028		1,000	855
5.750% due 08/15/2029		1,100	903
Altice France Holding SA 6.000% due 02/15/2028		750	372
Altice France SA
5.125% due 01/15/2029		500	356
5.125% due 07/15/2029		1,000	712
5.500% due 01/15/2028		1,600	1,235
5.500% due 10/15/2029		500	360
8.125% due 02/01/2027		875	777
AMC Networks, Inc.
4.250% due 02/15/2029		1,000	615
4.750% due 08/01/2025		500	462
5.000% due 04/01/2024		400	395
American Airlines Pass-Through Trust 3.375% due 11/01/2028		360	322
American Airlines, Inc. 5.750% due 04/20/2029		4,225	3,933
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		1,000	834
4.000% due 01/15/2028		2,000	1,775
Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	849
5.625% due 07/01/2027		500	472
ANGI Group LLC 3.875% due 08/15/2028		625	490
Apache Corp. 4.875% due 11/15/2027		1,500	1,405
APi Group DE, Inc. 4.125% due 07/15/2029		800	673
Arches Buyer, Inc. 4.250% due 06/01/2028		1,000	854
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	417
4.000% due 09/01/2029		625	490
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	750	705
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		$1,000	900
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,597
Avient Corp. 7.125% due 08/01/2030		650	639
Axalta Coating Systems LLC
3.375% due 02/15/2029		750	625
4.750% due 06/15/2027		1,250	1,163
B&G Foods, Inc. 8.000% due 09/15/2028		800	802
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,900	1,628
3.875% due 01/15/2028		1,275	1,145
4.000% due 10/15/2030		3,100	2,580
Ball Corp. 2.875% due 08/15/2030		1,100	873

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Bath & Body Works, Inc. 6.875% due 11/01/2035		1,500	1,341
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028		1,050	1,054
Bausch Health Cos., Inc.
5.500% due 11/01/2025		2,000	1,774
5.750% due 08/15/2027		1,000	597
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,244
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$875	832
Beacon Roofing Supply, Inc. 6.500% due 08/01/2030		400	388
BellRing Brands, Inc. 7.000% due 03/15/2030		1,000	986
Berry Global, Inc. 4.500% due 02/15/2026		594	564
Black Knight InfoServ LLC 3.625% due 09/01/2028		500	449
Block, Inc.
2.750% due 06/01/2026		500	450
3.500% due 06/01/2031		500	393
Bombardier, Inc. 7.500% due 02/01/2029		700	665
Boyd Gaming Corp. 4.750% due 06/15/2031		400	341
Boyne USA, Inc. 4.750% due 05/15/2029		500	438
Buckeye Partners LP 4.500% due 03/01/2028		1,400	1,230
Builders FirstSource, Inc.
5.000% due 03/01/2030		1,250	1,116
6.375% due 06/15/2032		1,400	1,320
Cable One, Inc. 4.000% due 11/15/2030		625	477
Cablevision Lightpath LLC
3.875% due 09/15/2027		750	627
5.625% due 09/15/2028		250	192
Caesars Entertainment, Inc.
4.625% due 10/15/2029		200	170
7.000% due 02/15/2030		1,600	1,559
Caesars Resort Collection LLC 5.750% due 07/01/2025		800	797
Camelot Finance SA 4.500% due 11/01/2026		1,000	924
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		1,000	894
Carnival Corp.
4.000% due 08/01/2028		1,400	1,215
5.750% due 03/01/2027		1,500	1,359
6.000% due 05/01/2029		1,600	1,367
7.000% due 08/15/2029		250	247
7.625% due 03/01/2026		1,250	1,217
Catalent Pharma Solutions, Inc.
3.125% due 02/15/2029		1,250	1,026
5.000% due 07/15/2027		1,000	919
CCO Holdings LLC
4.250% due 02/01/2031		2,000	1,594
4.500% due 08/15/2030		2,000	1,644
4.500% due 05/01/2032		1,250	982
4.500% due 06/01/2033		2,000	1,532
4.750% due 03/01/2030		1,000	841
4.750% due 02/01/2032		500	401
5.375% due 06/01/2029		1,500	1,347
6.375% due 09/01/2029		2,200	2,054
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		500	482
Cellnex Finance Co. SA 3.875% due 07/07/2041		1,800	1,249
Central Parent LLC 8.000% due 06/15/2029		1,550	1,546
Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	858
4.000% due 03/15/2031		1,000	847
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	908
Chesapeake Energy Corp.
5.500% due 02/01/2026		175	170
5.875% due 02/01/2029		500	471
6.750% due 04/15/2029		1,500	1,469
Churchill Downs, Inc.
4.750% due 01/15/2028		2,000	1,806
5.500% due 04/01/2027		750	716
Citgo Petroleum Corp. 8.375% due 01/15/2029		1,125	1,124

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Clarios Global LP
4.375% due 05/15/2026	EUR	1,100	1,121
8.500% due 05/15/2027		$1,000	999
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,300	1,127
4.875% due 07/01/2029		900	768
Clean Harbors, Inc.
4.875% due 07/15/2027		750	708
6.375% due 02/01/2031		600	584
Cloud Software Group, Inc. 6.500% due 03/31/2029		2,000	1,771
CNX Midstream Partners LP 4.750% due 04/15/2030		700	584
Coherent Corp. 5.000% due 12/15/2029		700	608
CommScope Technologies LLC 5.000% due 03/15/2027		800	455
CommScope, Inc. 7.125% due 07/01/2028		800	480
Community Health Systems, Inc.
4.750% due 02/15/2031		1,000	709
5.625% due 03/15/2027		1,250	1,074
6.000% due 01/15/2029		250	202
6.875% due 04/15/2029		750	399
8.000% due 03/15/2026		875	835
Comstock Resources, Inc.
5.875% due 01/15/2030		325	282
6.750% due 03/01/2029		1,000	921
Connect Finco SARL 6.750% due 10/01/2026		1,250	1,167
Consolidated Communications, Inc. 5.000% due 10/01/2028		250	186
CoreLogic, Inc. 4.500% due 05/01/2028		1,250	950
Coty, Inc.
5.000% due 04/15/2026		750	721
6.625% due 07/15/2030		1,600	1,564
Covanta Holding Corp. 5.000% due 09/01/2030		500	400
CQP Holdco LP 5.500% due 06/15/2031		1,000	888
Crown Americas LLC 4.250% due 09/30/2026		1,000	941
CSC Holdings LLC
5.250% due 06/01/2024		700	667
5.375% due 02/01/2028		500	408
5.750% due 01/15/2030		950	534
DaVita, Inc.
3.750% due 02/15/2031		350	266
4.625% due 06/01/2030		1,800	1,480
Deluxe Corp. 8.000% due 06/01/2029		775	640
Diamond Foreign Asset Co. 8.500% due 10/01/2030		1,110	1,111
Directv Financing LLC 5.875% due 08/15/2027		3,100	2,745
DISH DBS Corp.
5.250% due 12/01/2026		1,800	1,533
5.750% due 12/01/2028		2,300	1,772
5.875% due 11/15/2024		900	839
DISH Network Corp. 11.750% due 11/15/2027		1,750	1,766
DT Midstream, Inc.
4.125% due 06/15/2029		1,700	1,472
4.375% due 06/15/2031		1,700	1,431
Dun & Bradstreet Corp. 5.000% due 12/15/2029		1,000	863
Edgewell Personal Care Co.
4.125% due 04/01/2029		1,000	852
5.500% due 06/01/2028		750	694
Elanco Animal Health, Inc. 6.650% due 08/28/2028		400	390
Element Solutions, Inc. 3.875% due 09/01/2028		1,000	864
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030		1,300	1,253
EnLink Midstream LLC 6.500% due 09/01/2030		1,000	971
EnLink Midstream Partners LP
4.150% due 06/01/2025		596	570
5.450% due 06/01/2047		750	587
EQM Midstream Partners LP
4.125% due 12/01/2026		1,000	927
4.500% due 01/15/2029		500	446
4.750% due 01/15/2031		1,000	862
6.000% due 07/01/2025		92	91

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.500% due 07/01/2027	500	489
6.500% due 07/15/2048	500	440
Fair Isaac Corp. 4.000% due 06/15/2028	1,000	895
Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,107
First Student Bidco, Inc. 4.000% due 07/31/2029	1,200	1,017
Ford Motor Co.
3.250% due 02/12/2032	1,570	1,211
5.291% due 12/08/2046	200	152
6.100% due 08/19/2032	600	566
Fortrea Holdings, Inc. 7.500% due 07/01/2030	525	511
Forward Air Corp. 9.500% due 10/15/2031 (a)	2,650	2,650
Frontier Communications Holdings LLC
5.000% due 05/01/2028	500	428
5.875% due 10/15/2027	625	569
6.750% due 05/01/2029	750	578
8.750% due 05/15/2030	1,200	1,141
Gap, Inc. 3.875% due 10/01/2031	1,900	1,337
Garda World Security Corp.
4.625% due 02/15/2027	1,500	1,374
7.750% due 02/15/2028	700	687
Gartner, Inc. 3.750% due 10/01/2030	1,900	1,596
GFL Environmental, Inc. 3.500% due 09/01/2028	1,500	1,293
Global Medical Response, Inc. 6.500% due 10/01/2025	200	136
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,000	842
goeasy Ltd. 5.375% due 12/01/2024	1,000	986
GoTo Group, Inc. 5.500% due 09/01/2027	750	418
Graphic Packaging International LLC
3.500% due 03/15/2028	750	659
3.750% due 02/01/2030	700	586
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031 (a)	750	752
Harvest Midstream LP 7.500% due 09/01/2028	750	726
HealthEquity, Inc. 4.500% due 10/01/2029	925	798
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	1,500	1,211
3.750% due 05/01/2029	625	541
4.000% due 05/01/2031	625	526
4.875% due 01/15/2030	1,000	911
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	750	612
5.000% due 06/01/2029	850	738
Hilton Worldwide Finance LLC 4.875% due 04/01/2027	750	714
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	700	666
8.875% due 07/15/2028	1,650	1,666
Howmet Aerospace, Inc. 5.950% due 02/01/2037	1,000	940
iHeartCommunications, Inc. 6.375% due 05/01/2026	900	777
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	465
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	452
Imola Merger Corp. 4.750% due 05/15/2029	1,000	877
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	875	798
Ingevity Corp. 3.875% due 11/01/2028	1,500	1,238
International Game Technology PLC
5.250% due 01/15/2029	750	692
6.250% due 01/15/2027	500	490
IQVIA, Inc.
5.000% due 05/15/2027	1,000	944
5.700% due 05/15/2028	1,400	1,362
Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027	1,300	1,128
5.500% due 07/15/2029	2,400	2,055
Jazz Securities DAC 4.375% due 01/15/2029	625	545

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

JELD-WEN, Inc. 4.625% due 12/15/2025	300	288
Kaiser Aluminum Corp.
4.500% due 06/01/2031	300	238
4.625% due 03/01/2028	1,000	874
KFC Holding Co. 4.750% due 06/01/2027	750	713
Kinetik Holdings LP 5.875% due 06/15/2030	600	563
LABL, Inc. 6.750% due 07/15/2026	2,000	1,941
Lamar Media Corp.
3.625% due 01/15/2031	500	408
3.750% due 02/15/2028	1,000	888
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	2,100	1,762
Las Vegas Sands Corp.
2.900% due 06/25/2025	750	700
3.900% due 08/08/2029	700	598
LBM Acquisition LLC 6.250% due 01/15/2029	2,700	2,217
Legacy LifePoint Health LLC 4.375% due 02/15/2027	500	431
Level 3 Financing, Inc. 3.750% due 07/15/2029	425	238
LifePoint Health, Inc. 11.000% due 10/15/2030 (a)	1,860	1,860
Light & Wonder International, Inc. 7.500% due 09/01/2031	500	495
Lindblad Expeditions LLC 6.750% due 02/15/2027	900	844
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	600	531
4.875% due 11/01/2024	500	493
6.500% due 05/15/2027	875	864
Madison IAQ LLC 5.875% due 06/30/2029	1,500	1,210
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	1,425	1,195
4.750% due 01/15/2028	500	438
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,397
Mattel, Inc. 3.375% due 04/01/2026	500	463
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	1,400	1,352
McAfee Corp. 7.375% due 02/15/2030	750	629
Medline Borrower LP
3.875% due 04/01/2029	2,000	1,693
5.250% due 10/01/2029	1,500	1,298
MEG Energy Corp.
5.875% due 02/01/2029	500	467
7.125% due 02/01/2027	1,500	1,522
MGM China Holdings Ltd. 4.750% due 02/01/2027	500	449
MGM Resorts International
5.500% due 04/15/2027	327	305
5.750% due 06/15/2025	657	642
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	1,000	853
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	1,500	1,276
NCL Corp. Ltd.
5.875% due 03/15/2026	625	578
5.875% due 02/15/2027	800	762
7.750% due 02/15/2029	300	279
NCR Atleos Escrow Corp. 9.500% due 04/01/2029	1,400	1,356
NCR Corp.
5.000% due 10/01/2028	500	448
5.125% due 04/15/2029	1,000	882
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	1,000	907
Nesco Holdings, Inc. 5.500% due 04/15/2029	375	330
Nexstar Media, Inc. 5.625% due 07/15/2027	1,750	1,560
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	45	43
4.500% due 09/15/2027	750	681
Noble Finance LLC 8.000% due 04/15/2030	1,700	1,724
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,125	1,073

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Novelis Corp.
3.875% due 08/15/2031	600	480
4.750% due 01/30/2030	2,000	1,734
NuStar Logistics LP
5.750% due 10/01/2025	625	608
6.375% due 10/01/2030	500	474
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	1,450	1,184
ON Semiconductor Corp. 3.875% due 09/01/2028	1,000	886
Ontario Gaming GTA LP 8.000% due 08/01/2030	1,400	1,401
Open Text Corp. 3.875% due 02/15/2028	1,000	875
Open Text Holdings, Inc. 4.125% due 02/15/2030	1,000	838
Option Care Health, Inc. 4.375% due 10/31/2029	700	605
Organon & Co.
4.125% due 04/30/2028	2,950	2,566
5.125% due 04/30/2031	450	361
Outfront Media Capital LLC 5.000% due 08/15/2027	1,000	882
Owens & Minor, Inc. 4.500% due 03/31/2029	1,250	1,030
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	750	734
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	1,200	1,042
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	1,875	1,666
Parkland Corp. 5.875% due 07/15/2027	1,750	1,667
PDC Energy, Inc. 5.750% due 05/15/2026	1,000	997
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030	600	529
Performance Food Group, Inc. 5.500% due 10/15/2027	500	474
Permian Resources Operating LLC 5.375% due 01/15/2026	2,000	1,917
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030	1,200	1,025
PetSmart, Inc.
4.750% due 02/15/2028	1,000	877
7.750% due 02/15/2029	250	233
PGT Innovations, Inc. 4.375% due 10/01/2029	600	554
Post Holdings, Inc.
4.625% due 04/15/2030	2,200	1,887
5.500% due 12/15/2029	1,000	908
5.625% due 01/15/2028	1,250	1,183
Prestige Brands, Inc.
3.750% due 04/01/2031	1,000	806
5.125% due 01/15/2028	1,000	932
Prime Security Services Borrower LLC
5.250% due 04/15/2024	800	795
5.750% due 04/15/2026	1,000	971
6.250% due 01/15/2028	1,000	927
Rand Parent LLC 8.500% due 02/15/2030	3,800	3,520
Range Resources Corp.
4.750% due 02/15/2030	200	178
4.875% due 05/15/2025	1,000	971
Resorts World Las Vegas LLC 8.450% due 07/27/2030	1,400	1,349
RingCentral, Inc. 8.500% due 08/15/2030	1,300	1,257
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031	800	813
Rockcliff Energy LLC 5.500% due 10/15/2029	780	703
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	432
6.875% due 04/15/2040	500	439
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	646
Rolls-Royce PLC 5.750% due 10/15/2027	750	724
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	1,100	1,019
5.500% due 08/31/2026	1,000	945
5.500% due 04/01/2028	1,500	1,377
7.250% due 01/15/2030	1,000	992
11.500% due 06/01/2025	1,194	1,261

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

RP Escrow Issuer LLC 5.250% due 12/15/2025	500	363
Sabre GLBL, Inc. 8.625% due 06/01/2027	1,061	901
Scientific Games Holdings LP 6.625% due 03/01/2030	650	561
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,000	884
Scripps Escrow, Inc.
3.875% due 01/15/2029	600	452
5.875% due 07/15/2027	800	593
Seadrill Finance Ltd. 8.375% due 08/01/2030	1,350	1,376
Seagate HDD Cayman
8.250% due 12/15/2029	400	411
9.625% due 12/01/2032	1,989	2,145
Sealed Air Corp.
5.500% due 09/15/2025	1,000	981
6.125% due 02/01/2028	700	679
Select Medical Corp. 6.250% due 08/15/2026	1,000	978
Sensata Technologies BV 5.625% due 11/01/2024	1,250	1,238
Sensata Technologies, Inc.
3.750% due 02/15/2031	1,000	810
4.375% due 02/15/2030	500	432
Silgan Holdings, Inc. 4.125% due 02/01/2028	1,500	1,344
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	822
Sirius XM Radio, Inc.
3.875% due 09/01/2031	2,900	2,199
4.125% due 07/01/2030	2,000	1,604
5.000% due 08/01/2027	1,000	914
5.500% due 07/01/2029	500	443
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (a)	1,125	1,129
SM Energy Co. 6.500% due 07/15/2028	700	673
Southwestern Energy Co. 5.375% due 02/01/2029	2,000	1,844
Spectrum Brands, Inc.
3.875% due 03/15/2031	625	508
5.000% due 10/01/2029	750	680
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,249
Spirit AeroSystems, Inc.
4.600% due 06/15/2028	1,375	1,073
7.500% due 04/15/2025	1,000	982
9.375% due 11/30/2029	900	917
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	600	600
SRS Distribution, Inc. 4.625% due 07/01/2028	700	606
Stagwell Global LLC 5.625% due 08/15/2029	1,100	890
Standard Industries, Inc.
3.375% due 01/15/2031	1,000	774
4.375% due 07/15/2030	1,250	1,037
4.750% due 01/15/2028	1,000	903
5.000% due 02/15/2027	500	464
Staples, Inc. 7.500% due 04/15/2026	1,100	906
Star Parent, Inc. 9.000% due 10/01/2030	400	405
Station Casinos LLC
4.500% due 02/15/2028	750	655
4.625% due 12/01/2031	1,200	961
Strathcona Resources Ltd. 6.875% due 08/01/2026	650	613
Studio City Finance Ltd. 5.000% due 01/15/2029	200	151
Suburban Propane Partners LP 5.000% due 06/01/2031	700	585
Sunoco LP
4.500% due 05/15/2029	500	439
5.875% due 03/15/2028	500	480
Superior Plus LP 4.500% due 03/15/2029	750	653
TEGNA, Inc.
4.625% due 03/15/2028	1,000	869
5.000% due 09/15/2029	1,000	841
Tenet Healthcare Corp.
4.250% due 06/01/2029	225	194
4.375% due 01/15/2030	700	603
4.875% due 01/01/2026	500	480

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

5.125% due 11/01/2027		500	466
6.125% due 10/01/2028		1,400	1,316
6.125% due 06/15/2030		1,200	1,127
6.250% due 02/01/2027		1,000	969
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	700	672
TopBuild Corp. 3.625% due 03/15/2029		$1,375	1,172
TransDigm, Inc.
4.625% due 01/15/2029		1,000	874
5.500% due 11/15/2027		2,000	1,875
6.250% due 03/15/2026		2,000	1,967
6.750% due 08/15/2028		1,000	986
Transocean Aquila Ltd. 8.000% due 09/30/2028 (a)		600	600
Transocean, Inc. 8.750% due 02/15/2030		760	778
Travel & Leisure Co.
4.500% due 12/01/2029		800	672
4.625% due 03/01/2030		1,500	1,264
6.625% due 07/31/2026		1,000	974
TriNet Group, Inc. 7.125% due 08/15/2031		400	397
TripAdvisor, Inc. 7.000% due 07/15/2025		500	500
Triton Water Holdings, Inc. 6.250% due 04/01/2029		1,600	1,310
Triumph Group, Inc. 9.000% due 03/15/2028		1,000	990
Twilio, Inc.
3.625% due 03/15/2029		500	419
3.875% due 03/15/2031		625	509
U.S. Foods, Inc.
4.625% due 06/01/2030		900	783
4.750% due 02/15/2029		1,000	895
6.875% due 09/15/2028		325	325
7.250% due 01/15/2032		475	475
Uber Technologies, Inc. 4.500% due 08/15/2029		1,575	1,411
United Airlines, Inc.
4.375% due 04/15/2026		1,650	1,528
4.625% due 04/15/2029		2,575	2,216
United Rentals North America, Inc.
3.875% due 02/15/2031		500	417
4.000% due 07/15/2030		1,500	1,280
5.500% due 05/15/2027		500	486
Univision Communications, Inc.
6.625% due 06/01/2027		1,250	1,165
7.375% due 06/30/2030		600	549
8.000% due 08/15/2028		320	311
UPC Holding BV 5.500% due 01/15/2028		1,000	889
USA Compression Partners LP 6.875% due 04/01/2026		1,250	1,226
Valaris Ltd. 8.375% due 04/30/2030		2,000	2,003
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		3,700	3,117
3.875% due 11/01/2033		1,400	1,089
4.125% due 08/15/2031		300	246
Venture Global LNG, Inc. 8.125% due 06/01/2028		1,400	1,387
Veritas U.S., Inc. 7.500% due 09/01/2025		1,000	837
Viasat, Inc.
5.625% due 09/15/2025		1,500	1,387
5.625% due 04/15/2027		250	217
Viking Cruises Ltd. 5.875% due 09/15/2027		1,250	1,142
Virgin Media Finance PLC 5.000% due 07/15/2030		1,000	787
Virgin Media Secured Finance PLC 5.500% due 05/15/2029		2,500	2,230
Vital Energy, Inc. 9.750% due 10/15/2030		325	333
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		1,000	797
VOC Escrow Ltd. 5.000% due 02/15/2028		1,000	911
WESCO Distribution, Inc. 7.125% due 06/15/2025		600	602
White Cap Buyer LLC 6.875% due 10/15/2028		1,000	885
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		500	483

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Williams Scotsman, Inc. 7.375% due 10/01/2031		600	597
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	900	742
3.000% due 02/15/2031		$1,300	1,022
WR Grace Holdings LLC
4.875% due 06/15/2027		1,000	919
7.375% due 03/01/2031		600	582
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,700	1,583
5.500% due 03/01/2025		457	450
Wynn Resorts Finance LLC
5.125% due 10/01/2029		1,000	875
7.125% due 02/15/2031		650	618
Yum! Brands, Inc. 4.625% due 01/31/2032		2,000	1,737
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		750	557
ZF North America Capital, Inc. 7.125% due 04/14/2030		600	589
Ziggo Bond Co. BV 5.125% due 02/28/2030		1,000	747
Ziggo BV 4.875% due 01/15/2030		500	408
ZipRecruiter, Inc. 5.000% due 01/15/2030		800	629

			384,979

UTILITIES 4.2%
Antero Midstream Partners LP
5.375% due 06/15/2029		1,500	1,375
5.750% due 03/01/2027		500	478
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		75	65
Blue Racer Midstream LLC 6.625% due 07/15/2026		1,000	982
Calpine Corp.
3.750% due 03/01/2031		750	605
4.500% due 02/15/2028		1,000	902
Clearway Energy Operating LLC
3.750% due 02/15/2031		500	395
3.750% due 01/15/2032		1,000	778
4.750% due 03/15/2028		500	448
Crestwood Midstream Partners LP
6.000% due 02/01/2029		250	241
7.375% due 02/01/2031		1,000	1,020
CrownRock LP 5.000% due 05/01/2029		500	469
Embarq Corp. 7.995% due 06/01/2036		1,000	565
Genesis Energy LP
6.500% due 10/01/2025		1,000	984
8.000% due 01/15/2027		750	724
8.875% due 04/15/2030		800	782
Lumen Technologies, Inc. 4.000% due 02/15/2027		500	330
NRG Energy, Inc.
3.625% due 02/15/2031		1,000	760
5.250% due 06/15/2029		1,000	884
NSG Holdings LLC 7.750% due 12/15/2025		222	222
Tallgrass Energy Partners LP
5.500% due 01/15/2028		500	455
6.000% due 12/31/2030		500	442
Telecom Italia Capital SA 6.375% due 11/15/2033		1,000	868
Telecom Italia SpA 5.303% due 05/30/2024		1,000	984
TerraForm Power Operating LLC
4.750% due 01/15/2030		500	428
5.000% due 01/31/2028		1,000	909
Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	920
5.500% due 09/01/2026		1,000	955
5.625% due 02/15/2027		1,000	949
6.950% due 10/15/2033		1,000	982

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Vodafone Group PLC 5.125% due 06/04/2081 •	1,000	680

		21,581

Total Corporate Bonds & Notes (Cost $515,530)		466,612

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes
4.125% due 09/30/2027	15,500	15,180

Total U.S. Treasury Obligations (Cost $15,458)		15,180

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.034% due 11/25/2036 ^~	245	114
Countrywide Alternative Loan Trust 5.899% due 05/20/2046 ^•	36	30
Countrywide Home Loan Mortgage Pass-Through Trust
3.612% due 05/20/2036 ^~	106	98
6.074% due 03/25/2035 •	16	13
GSR Mortgage Loan Trust 6.004% due 04/25/2035 «~	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037 ^	188	131
WaMu Mortgage Pass-Through Certificates Trust 3.527% due 12/25/2036 ^~	125	108
Washington Mutual Mortgage Pass-Through Certificates Trust 5.596% due 05/25/2046 ^•	11	9

Total Non-Agency Mortgage-Backed Securities (Cost $480)		504

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.061% due 01/25/2037 ^•	64	19

Total Asset-Backed Securities (Cost $49)		19

Total Investments in Securities (Cost $554,749)		505,703

	SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	640,011	6,222

Total Short-Term Instruments (Cost $6,218)		6,222

Total Investments in Affiliates (Cost $6,218)		6,222

Total Investments 100.1% (Cost $560,967)		$511,925
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $99)		221
Other Assets and Liabilities, net (0.1)%		(792)

Net Assets 100.0%		$511,354

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(2.000)%	07/28/2023	TBD(2)	$(1,025)	$(1,022)

Total Reverse Repurchase Agreements	$(1,022)

(e)	Securities with an aggregate market value of $1,260 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(833) at a weighted average interest rate of (1.849%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures	12/2023	90	$9,482	$(79)	$14	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund December Futures	12/2023	32	$(4,352)	$109	$53	$(53)
U.S. Treasury 10-Year Ultra December Futures	12/2023	4	(446)	9	0	(1)

$118	$53	$(54)

Total Futures Contracts	$39	$67	$(54)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.732%	$300	$6	$6	$12	$0	$0

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.897	1,700	67	1	68	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	4.015	1,200	39	8	47	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.002	800	50	30	80	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177	750	30	18	48	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	2.057	600	60	6	66	1	0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.063	2,375	(243)	(34)	(277)	0	0

$9	$35	$44	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$3,700	$87	$(23)	$64	$0	$(7)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	5,600	52	3	55	0	(13)

$139	$(20)	$119	$0	$(20)

Total Swap Agreements	$148	$15	$163	$3	$(20)

Cash of $4,254 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2023	EUR	6,218	$6,754	$180	$0
10/2023	$5,930	EUR	5,596	0	(14)
11/2023	EUR	5,596	$5,937	14	0
MBC	10/2023	$666	EUR	622	0	(8)

Total Forward Foreign Currency Contracts	$194	$(22)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$5,200	$(49)	$102	$53	$0

Total Swap Agreements	$(49)	$102	$53	$0

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$22,058	$1,330	$23,388
Corporate Bonds & Notes
Banking & Finance	0	60,052	0	60,052
Industrials	1,860	383,119	0	384,979
Utilities	0	21,581	0	21,581
U.S. Treasury Obligations	0	15,180	0	15,180
Non-Agency Mortgage-Backed Securities	0	503	1	504
Asset-Backed Securities	0	19	0	19

	$1,860	$502,512	$1,331	$505,703
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,222	$0	$0	$6,222

Total Investments	$8,082	$502,512	$1,331	$511,925

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	17	0	70
Over the counter	0	247	0	247

	$53	$264	$0	$317
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(53)	(21)	0	(74)
Over the counter	0	(22)	0	(22)

	$(53)	$(43)	$0	$(96)

Total Financial Derivative Instruments	$0	$221	$0	$221

Totals	$8,082	$502,733	$1,331	$512,146

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$23,480	$150,023	$(167,300)	$35	$(16)	$6,222	$1,122	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MBC	HSBC Bank Plc
BRC	Barclays Bank PLC

Currency Abbreviations:
EUR	Euro	USD	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Income Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.9%
Amsurg
TBD% due 04/28/2028 «		$809	$612
16.394% due 04/29/2027		3,464	4,131
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		578	578
Emerald TopCo, Inc. 8.818% - 9.184% due 07/24/2026		15	15
Intelsat Jackson Holdings SA 9.772% due 02/01/2029		509	508
Lealand Finance Co. BV 8.431% due 06/28/2024 «		6	4
Lealand Finance Co. BV (6.431% Cash and 3.000% PIK) 9.431% due 06/30/2025 (b)		15	8
Market Bidco Ltd. 8.531% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,545	1,538
Poseidon Bidco SASU 9.205% - 9.222% (EUR003M + 5.250%) due 07/25/2028 ~		2,400	2,544
PUG LLC 8.931% due 02/12/2027		$19	18
SCUR-Alpha 1503 GmbH 10.869% due 03/29/2030		1,294	1,207
Softbank Vision Fund 5.000% due 12/21/2025 «		1,778	1,663
Sotera Health Holdings LLC 8.181% due 12/11/2026		76	76
SS&C European Holdings SARL 7.181% due 04/16/2025		55	55
SS&C Technologies, Inc. 7.181% due 04/16/2025		62	62
Syniverse Holdings, Inc. 12.390% due 05/13/2027		931	825
TransDigm, Inc.
8.640% due 02/22/2027		743	745
8.640% due 08/24/2028		3,033	3,038
U.S. Renal Care, Inc. 10.607% due 06/20/2028		121	81
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		10	7
Windstream Services LLC 11.666% due 09/21/2027		1,644	1,588

Total Loan Participations and Assignments (Cost $18,794)			19,303

CORPORATE BONDS & NOTES 12.2%
BANKING & FINANCE 5.8%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,970	1,664
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,437
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	102
Barclays PLC
6.224% due 05/09/2034 •		$754	715
7.437% due 11/02/2033 •		2,438	2,506
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		560	38
5.125% due 01/17/2025		600	42
Credit Suisse AG 5.731% (SOFRRATE + 0.390%) due 02/02/2024 ~		250	250
Credit Suisse AG AT1 Claim ^		2,845	298
Deutsche Bank AG
3.547% due 09/18/2031 •		700	565
6.720% due 01/18/2029 •		400	398
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	9
GLP Capital LP
4.000% due 01/15/2031		1,485	1,238
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	61

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,640	1,312
3.973% due 05/22/2030 •		200	176
5.402% due 08/11/2033 •		3,300	3,043
Morgan Stanley 0.000% due 04/02/2032 þ(i)		300	178
NatWest Group PLC
4.445% due 05/08/2030 •		400	361
4.892% due 05/18/2029 •		200	187
5.076% due 01/27/2030 •		200	187
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,341
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		6	6
Societe Generale SA
6.446% due 01/10/2029 •		2,600	2,572
6.691% due 01/10/2034 •		2,400	2,333
UBS Group AG
2.125% due 10/13/2026 •	EUR	200	201
3.091% due 05/14/2032 •		$520	411
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	100	106
5.959% due 01/12/2034 •		$4,424	4,247
6.373% due 07/15/2026 •		500	498
6.442% due 08/11/2028 •		300	300
6.537% due 08/12/2033 •		500	494
UniCredit SpA 7.830% due 12/04/2023		1,490	1,492
Uniti Group LP 10.500% due 02/15/2028		473	464

			29,252

INDUSTRIALS 4.3%
American Airlines Pass-Through Trust
3.350% due 04/15/2031		15	13
4.000% due 01/15/2027		391	370
British Airways Pass-Through Trust 4.625% due 12/20/2025		73	72
Broadcom, Inc. 3.469% due 04/15/2034		1,066	838
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)		603	474
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (b)		905	707
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		1,071	840
Cellnex Finance Co. SA 3.875% due 07/07/2041		2,230	1,547
Charter Communications Operating LLC 3.900% due 06/01/2052		1,100	658
Community Health Systems, Inc. 5.625% due 03/15/2027		1,201	1,032
CVS Pass-Through Trust 5.789% due 01/10/2026		98	96
DISH DBS Corp. 5.750% due 12/01/2028		2,630	2,027
Energy Transfer LP 4.950% due 05/15/2028		9	9
Exela Intermediate LLC (11.500% PIK) 11.500% due 04/15/2026 (b)		27	5
Gazprom PJSC Via Gaz Capital SA 2.949% due 01/24/2024	EUR	640	585
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031 (a)		$1,300	1,303
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,104	1,871
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	900	823
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	10	11
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$385	22
5.500% due 04/12/2037 ^(c)		382	22
6.000% due 05/16/2024 ^(c)		141	8
6.000% due 11/15/2026 ^(c)		63	4
9.750% due 05/17/2035 ^(c)		100	6
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	2,290
Prosus NV 2.778% due 01/19/2034	EUR	2,456	1,843
Topaz Solar Farms LLC
4.875% due 09/30/2039		$28	25
5.750% due 09/30/2039		199	184
U.S. Renal Care, Inc. 10.625% due 06/28/2028		13	9

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

United Airlines Pass-Through Trust
4.150% due 10/11/2025	3	3
5.875% due 04/15/2029	2,368	2,351
Valaris Ltd. 8.375% due 04/30/2030	5	5
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	1,500	1,264

		21,317

UTILITIES 2.1%
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	862
ONEOK, Inc. 5.800% due 11/01/2030	500	490
Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,072	1,928
3.250% due 06/01/2031	3,895	3,099
3.300% due 03/15/2027	90	81
3.400% due 08/15/2024	159	155
3.750% due 08/15/2042	8	5
4.000% due 12/01/2046	3	2
4.200% due 03/01/2029	1,100	973
4.250% due 03/15/2046	8	5
4.300% due 03/15/2045	2,026	1,374
4.500% due 12/15/2041	11	8
4.550% due 07/01/2030	1,259	1,114
4.950% due 07/01/2050	656	490
Sprint LLC 7.625% due 03/01/2026	18	19

		10,605

Total Corporate Bonds & Notes (Cost $72,154)		61,174

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	37	37
6.725% due 04/01/2035	9	10
7.350% due 07/01/2035	9	9

		56

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	41	21

Total Municipal Bonds & Notes (Cost $82)		77

U.S. GOVERNMENT AGENCIES 55.4%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	2,139	1,806
Ginnie Mae
2.500% due 04/20/2052	451	369
5.500% due 07/20/2053 - 08/20/2053	3,289	3,194
6.133% due 09/20/2066 ~	194	197
Ginnie Mae, TBA
3.500% due 10/01/2053	3,200	2,803
4.000% due 10/01/2053	800	721
4.500% due 10/01/2053	3,200	2,956
5.000% due 10/01/2053	2,000	1,895
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	267	248
3.500% due 07/01/2052	47	40
4.000% due 08/01/2042 - 07/01/2050	2,689	2,436
4.500% due 10/01/2050 - 07/01/2053	2,024	1,884
5.000% due 04/01/2053 - 06/01/2053	5,962	5,631
5.500% due 11/01/2052 - 01/01/2053	1,270	1,228
6.000% due 11/01/2052 - 01/01/2053	11,113	10,983
6.500% due 09/01/2053 - 10/01/2053	46,996	47,252
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2038 - 11/01/2053	15,800	13,109
3.500% due 11/01/2053	38,000	32,713
4.000% due 10/01/2053	46,100	41,047
4.500% due 11/01/2053	13,500	12,400
5.000% due 11/01/2053	27,900	26,333
5.500% due 11/01/2053	23,200	22,416
6.000% due 11/01/2053	37,500	36,993

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.500% due 11/01/2053		9,800	9,839

Total U.S. Government Agencies (Cost $284,811)			278,493

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,006
3.000% due 08/15/2048		10	7
3.000% due 02/15/2049		500	366
4.375% due 08/15/2043		1,600	1,493
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024		8,613	8,413
0.125% due 10/15/2024		6,077	5,891
0.125% due 04/15/2025		1,361	1,299
0.125% due 07/15/2030		1,788	1,551
0.125% due 01/15/2031		117	100
0.125% due 07/15/2031		3,022	2,568
0.125% due 02/15/2051		1,879	1,048
0.250% due 01/15/2025		2,775	2,669
0.250% due 07/15/2029		3,731	3,326
0.250% due 02/15/2050		713	421
0.375% due 01/15/2027		214	199
0.375% due 07/15/2027		62	58
0.500% due 04/15/2024		4,594	4,513
0.625% due 01/15/2024		8,228	8,149
0.625% due 07/15/2032		4,314	3,761
0.750% due 07/15/2028		866	806
0.750% due 02/15/2042		135	103
0.750% due 02/15/2045		779	567
0.875% due 01/15/2029		2,284	2,121
0.875% due 02/15/2047		886	647
1.000% due 02/15/2046		258	196
1.000% due 02/15/2048		868	646
1.000% due 02/15/2049		2,065	1,527
1.375% due 07/15/2033		5,536	5,123
1.375% due 02/15/2044		131	110
1.500% due 02/15/2053		1,234	1,022
U.S. Treasury Notes
0.375% due 09/30/2027		340	287
0.500% due 10/31/2027		300	254
0.625% due 11/30/2027		4,140	3,511
0.625% due 12/31/2027		1,750	1,480
0.750% due 01/31/2028 (o)		1,600	1,357
2.250% due 12/31/2023 (o)		313	310
2.500% due 05/15/2024 (m)(o)		4,000	3,928
2.500% due 01/31/2025 (k)(o)		13,800	13,304
2.625% due 01/31/2026 (m)		3,500	3,323

Total U.S. Treasury Obligations (Cost $95,214)			87,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.1%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	940
Avon Finance 6.090% due 12/28/2049 •	GBP	5,000	6,070
Bear Stearns ALT-A Trust 5.754% due 06/25/2046 ^•		$3,364	2,934
Bridgegate Funding PLC 7.400% due 10/16/2062 •	GBP	8,737	10,660
BX Trust 7.400% due 05/15/2030 •		$3,365	3,310
Chase Home Lending Mortgage Trust 3.500% due 06/25/2062 ~		4,910	4,350
Chase Mortgage Finance Trust 3.873% due 12/25/2035 ^~		243	223
CIM Trust 5.000% due 05/25/2062 ~		4,467	4,328
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,406	1,236
Countrywide Alternative Loan Trust
5.754% due 11/25/2036 •		4,487	3,684
6.500% due 09/25/2037 ^		8,668	3,356
Credit Suisse Mortgage Capital Certificates 3.364% due 11/30/2037 ~		7,221	6,565
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		4,747	4,673
Eurosail PLC 6.288% due 06/13/2045 •	GBP	719	867
Extended Stay America Trust 6.526% due 07/15/2038 •		$4,752	4,717
Grifonas Finance PLC 4.212% due 08/28/2039 •	EUR	619	627
HarborView Mortgage Loan Trust 5.922% due 03/19/2036 ^•		$42	36
Hilton Orlando Trust 6.929% due 12/15/2034 •		1,400	1,376

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust 7.235% due 10/05/2040		2,600	2,565
Legacy Mortgage Asset Trust 7.183% due 01/28/2070 •		347	347
LUXE Commercial Mortgage Trust 7.204% due 10/15/2038 •		5,081	4,972
MASTR Adjustable Rate Mortgages Trust 6.534% due 09/25/2037 •		11,500	4,958
MFA Trust 4.400% due 03/25/2068 þ		4,355	4,086
Morgan Stanley Capital Trust
7.824% due 12/15/2038 •		2,645	2,494
8.523% due 12/15/2038 •		1,682	1,550
OBX Trust 6.284% due 04/25/2048 •		55	55
RBSSP Resecuritization Trust 3.907% due 12/26/2036 ~		389	358
SFO Commercial Mortgage Trust 8.346% due 05/15/2038 •		2,400	1,792
Stratton Mortgage Funding PLC 7.719% due 03/12/2052 •	GBP	1,200	1,442
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$2,814	2,582
WaMu Mortgage Pass-Through Certificates Trust 4.014% due 03/25/2033 ~		35	33
Washington Mutual Mortgage Pass-Through Certificates Trust 5.476% due 10/25/2046 •		1,971	1,581
WSTN Trust 6.518% due 07/05/2037 ~		2,500	2,441

Total Non-Agency Mortgage-Backed Securities (Cost $97,272)			91,208

ASSET-BACKED SECURITIES 31.9%
ABFC Trust 5.714% due 11/25/2036 •		3,854	2,278
Aegis Asset-Backed Securities Trust 5.604% due 01/25/2037 •		3,384	2,467
AGL CLO Ltd. 6.788% due 07/20/2034 •		2,500	2,499
ALESCO Preferred Funding Ltd. 6.142% due 12/23/2034 •		179	177
Ameriquest Mortgage Securities Trust 5.944% due 04/25/2036 •		164	163
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.529% due 09/25/2034 •		1,815	1,652
Argent Securities Trust 5.914% due 07/25/2036 •		14,027	3,603
Asset-Backed Securities Corp. Home Equity Loan Trust 6.409% due 06/25/2035 •		11,000	9,357
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		2,500	2,446
Ballyrock CLO Ltd. 6.718% due 07/20/2034 •		2,500	2,490
Bear Stearns Asset-Backed Securities Trust
5.440% due 12/25/2034 •		7,026	6,784
6.169% due 09/25/2035 •		552	548
Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,500	2,488
6.160% due 10/10/2028		2,500	2,506
CIFC Funding Ltd. 6.710% due 07/15/2036 •		2,500	2,489
Citigroup Mortgage Loan Trust
5.694% due 03/25/2037 •		18	15
5.754% due 12/25/2036 •		1,326	743
5.954% due 03/25/2036 •		1,945	1,735
6.124% due 10/25/2035 ^•		500	429
6.169% due 09/25/2035 ^•		997	981
Countrywide Asset-Backed Certificates Trust
4.499% due 05/25/2036 •		9,800	9,265
5.574% due 04/25/2047 •		1,120	1,054
5.574% due 06/25/2047 •		898	811
5.654% due 06/25/2037 •		873	834
5.654% due 06/25/2047 •		529	497
5.714% due 05/25/2037 ^•		1,051	962
5.869% due 01/25/2045 ^•		1,023	901
5.874% due 05/25/2037 •		1,385	1,303
EFS Volunteer LLC 6.166% due 10/25/2035 •		127	126
First Franklin Mortgage Loan Trust 5.554% due 12/25/2036 •		431	401
GSAMP Trust
6.079% due 11/25/2035 ^•		2,296	2,021
6.334% due 11/25/2035 •		1,827	1,713
Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		1,601	1,207
6.034% due 03/25/2036 •		4,260	3,675

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

HSI Asset Securitization Corp. Trust
5.574% due 01/25/2037 •		2,489	1,905
5.654% due 12/25/2036 •		985	265
IXIS Real Estate Capital Trust 5.734% due 01/25/2037 •		3,532	1,265
LCCM Trust 6.897% due 11/15/2038 •		4,000	3,967
Long Beach Mortgage Loan Trust 5.734% due 11/25/2036 •		442	316
Magnetite Ltd. 0.000% due 10/25/2033 •(a)		2,500	2,500
Merrill Lynch Mortgage Investors Trust 5.574% due 04/25/2047 •		4,743	1,959
Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •		2,036	1,051
5.514% due 11/25/2036 •		4,102	2,320
5.974% due 12/25/2034 •		1,002	889
5.974% due 03/25/2036 •		858	820
6.034% due 12/25/2034 •		754	667
Nassau Ltd. 6.820% due 01/15/2030 •		2,473	2,476
Nelnet Student Loan Trust
5.874% due 09/27/2066 •		4,590	4,569
7.514% due 02/20/2041 •		2,367	2,372
New Century Home Equity Loan Trust 6.364% due 11/25/2034 •		8,501	8,171
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.584% due 07/25/2036 •		510	462
NovaStar Mortgage Funding Trust 5.974% due 05/25/2036 •		4,400	4,058
Option One Mortgage Loan Trust
5.654% due 04/25/2037 •		1,183	864
5.974% due 01/25/2036 •		5,000	4,492
Pagaya AI Debt Selection Trust 7.128% due 06/16/2031		2,500	2,510
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.484% due 09/25/2034 •		860	847
PRET LLC 1.868% due 07/25/2051 þ		3,877	3,604
RAAC Trust 6.124% due 11/25/2036 •		30	30
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,556
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		5,000	5,022
Residential Asset Mortgage Products Trust 6.559% due 06/25/2035 •		2,600	2,461
Residential Asset Securities Corp. Trust
6.034% due 02/25/2036 •		371	364
6.114% due 05/25/2037 •		213	208
6.139% due 10/25/2035 •		2,000	1,656
Saxon Asset Securities Trust
6.409% due 12/26/2034 •		629	535
7.184% due 12/25/2037 •		843	770
SLM Private Credit Student Loan Trust 6.001% due 06/15/2039 •		2,107	2,025
SMB Private Education Loan Trust 6.763% due 02/16/2055 •		3,830	3,805
Soundview Home Loan Trust
5.544% due 02/25/2037 •		1,055	297
5.839% due 12/25/2036 •		1,706	1,649
6.184% due 01/25/2035 •		4,866	4,272
6.409% due 11/25/2035 •		1,988	1,900
Structured Asset Securities Corp. 6.139% due 02/25/2035 •		886	840
Structured Asset Securities Corp. Mortgage Loan Trust
5.569% due 07/25/2036 •		178	176
5.959% due 07/25/2036 •		1,000	940
6.034% due 01/25/2037 •		3,373	2,680
6.434% due 04/25/2031 •		4,114	3,984
Trinitas CLO Ltd. 6.708% due 01/20/2032 •		2,500	2,494

Total Asset-Backed Securities (Cost $166,282)			160,633

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,437	371
1.000% due 07/09/2029		125	34
3.500% due 07/09/2041 þ		5,071	1,316
3.625% due 07/09/2035 þ		1,606	394
4.250% due 01/09/2038 þ		82	24
15.500% due 10/17/2026	ARS	9,026	2
Autonomous City of Buenos Aires
115.688% (BADLARPP + 3.750%) due 02/22/2028 ~		6,357	8
116.492% (BADLARPP + 3.250%) due 03/29/2024 ~		12,737	17

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Mexico Government International Bond 2.750% due 11/27/2031 (g)	MXN	26,295	1,266
Peru Government International Bond
5.400% due 08/12/2034	PEN	71	16
6.150% due 08/12/2032		27	7
6.950% due 08/12/2031		20	5
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	1,788	2
Romania Government International Bond
3.750% due 02/07/2034	EUR	760	636
5.500% due 09/18/2028		1,200	1,258
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$600	324
4.750% due 05/27/2026 ^(c)		1,000	545
5.100% due 03/28/2035 ^(c)		400	169
5.250% due 06/23/2047 ^(c)		1,600	584
5.625% due 04/04/2042 ^(c)		2,000	1,365
7.150% due 11/12/2025 (c)	RUB	88,624	377
7.500% due 03/31/2030 ^(c)		$53	35
7.950% due 10/07/2026 (c)	RUB	34,532	125
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	70,900	3,855
Turkey Government International Bond
4.250% due 03/13/2025		$800	766
5.250% due 03/13/2030		600	501
7.625% due 04/26/2029		700	673
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		43	4
7.650% due 04/21/2025 ^(c)		105	10
8.250% due 10/13/2024 ^(c)		157	15
9.250% due 09/15/2027 ^(c)		143	15
9.250% due 05/07/2028 ^(c)		83	9
11.750% due 10/21/2026 ^(c)		10	1
11.950% due 08/05/2031 ^(c)		300	31

Total Sovereign Issues (Cost $20,188)			14,760

		SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		133,771	211
iHeartMedia, Inc. 'A' (d)		31,404	99
iHeartMedia, Inc. 'B' «(d)		24,427	70

			380

FINANCIALS 0.1%
Intelsat Emergence SA «(d)(i)		28,556	766

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(d)(i)		5,701	775
Westmoreland Mining Holdings «(d)(i)		237	3
Westmoreland Mining LLC «(d)(i)		240	1

			779

UTILITIES 0.0%
Windstream Units «(d)		1,684	34

Total Common Stocks (Cost $3,936)			1,959

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)		3,132	29

Total Rights (Cost $0)			29

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		2,975	28

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Warrants (Cost $125)			29

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		1,669,650	1,626

Total Preferred Securities (Cost $2,467)			1,626

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		176	4
Uniti Group, Inc.		1,155	5

Total Real Estate Investment Trusts (Cost $10)			9

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (j) 0.1%			713

ARGENTINA TREASURY BILLS 0.1%
65.896% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	351,081	479

Total Short-Term Instruments (Cost $1,369)			1,192

Total Investments in Securities (Cost $762,704)			717,952

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		30,002	292

Total Short-Term Instruments (Cost $291)			292

Total Investments in Affiliates (Cost $291)			292

Total Investments 142.8% (Cost $762,995)			$718,244
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(2,719))			(812)
Other Assets and Liabilities, net (42.6)%			(214,456)

Net Assets 100.0%			$502,976

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat Emergence SA					06/19/2017 - 07/03/2023		$2,094	$766	0.15%
Morgan Stanley 0.000% due 04/02/2032					02/11/2020		263	178	0.04
Neiman Marcus Group Ltd. LLC					09/25/2020		183	775	0.15
Westmoreland Mining Holdings					03/26/2019		1	3	0.00
Westmoreland Mining LLC					06/30/2023		2	1	0.00

							$2,543	$1,723	0.34%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$713	U.S. Treasury Notes 0.250% due 09/30/2025		$(727)	$713	$713

Total Repurchase Agreements							$(727)	$713	$713

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				5.410%	09/29/2023	10/12/2023	$(4,451)		$(4,452)
				5.420	09/22/2023	10/17/2023	(1,353)		(1,355)
				5.450	09/27/2023	10/03/2023	(2,225)		(2,227)

Total Reverse Repurchase Agreements									$(8,034)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.2)%
Ginnie Mae, TBA					5.500%	10/01/2053	$2,400	$(2,362)	$(2,329)
Uniform Mortgage-Backed Security, TBA					2.000	11/01/2053	3,200	(2,462)	(2,437)
Uniform Mortgage-Backed Security, TBA					2.500	10/01/2053	300	(253)	(245)
Uniform Mortgage-Backed Security, TBA					4.500	10/01/2053	900	(845)	(827)

Total Short Sales (1.2)%								$(5,922)	$(5,838)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

(k)	Securities with an aggregate market value of $8,001 has been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(200) at a weighted average interest rate of 5.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	4	$4	$(1)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	4	4	(1)	(1)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	10	25	(21)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	10	25	(20)	(38)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	10	25	(19)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	9	23	(17)	(36)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	15	38	(31)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	2	5	(4)	(9)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	3	8	(3)	(15)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	0

Total Written Options	$(125)	$(101)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	2	$473	$(9)	$0	$(9)
3-Month SOFR Active Contract September Futures	12/2023	25	5,914	(93)	0	0
U.S. Treasury 2-Year Note December Futures	12/2023	75	15,203	(37)	8	0
U.S. Treasury 5-Year Note December Futures	12/2023	27	2,845	(25)	4	0
U.S. Treasury 10-Year Note December Futures	12/2023	513	55,436	(953)	104	0

$(1,117)	$116	$(9)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	11	$(2,624)	$64	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2026	11	(2,641)	50	0	(2)
3-Month SOFR Active Contract June Futures	09/2024	13	(3,081)	90	0	0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,397)	49	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	17	(4,022)	120	0	0
3-Month SOFR Active Contract March Futures	06/2025	9	(2,153)	48	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	10	(2,402)	44	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	12	(2,853)	78	0	(1)
3-Month SOFR Active Contract September Futures	12/2025	9	(2,160)	42	0	(1)
Australia Government 10-Year Bond December Futures	12/2023	34	(2,448)	66	21	0
Japan Government 10-Year Bond December Futures	12/2023	1	(970)	7	2	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	29	(3,235)	68	0	(7)
U.S. Treasury Long-Term Bond December Futures	12/2023	53	(6,030)	323	0	(15)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	51	(6,053)	447	0	(19)

$1,496	$23	$(49)

Total Futures Contracts	$379	$139	$(58)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.505%	EUR	1,800	$50	$(25)	$25	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799	$900	11	(7)	4	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		200	(1)	1	0	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177		200	7	6	13	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468		200	9	9	18	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.862		400	21	22	43	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		2,000	8	22	30	0	0

							$105	$28	$133	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-30 5-Year Index		1.000%	Quarterly	12/20/2023		$1,445	$(34)	$34	$0	$0	$(2)
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		430	(11)	12	1	0	(1)
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		340	(10)	11	1	0	(1)
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		828	(27)	(2)	(29)	0	(1)
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		4,600	(174)	71	(103)	0	(10)
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		400	(33)	18	(15)	0	(1)
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		200	(14)	5	(9)	0	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		2,400	(119)	(12)	(131)	0	(4)
CDX.HY-36 5-Year Index		5.000	Quarterly	06/20/2026		2,548	216	(127)	89	0	(6)
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		1,078	59	(19)	40	0	(3)
CDX.HY-39 5-Year Index		5.000	Quarterly	12/20/2027		1,188	0	30	30	2	0
CDX.HY-40 5-Year Index		5.000	Quarterly	06/20/2028		6,500	4	109	113	0	(15)
CDX.HY-41 5-Year Index		5.000	Quarterly	12/20/2028		11,000	101	7	108	0	(24)
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		2,400	18	15	33	0	0
CDX.IG-41 5-Year Index		1.000	Quarterly	12/20/2028		12,300	159	(8)	151	0	(2)

							$135	$144	$279	$2	$(70)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	3,200	$(100)	$26	$(74)	$17	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(64)	(65)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(63)	(64)	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		200	(10)	6	(4)	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(10)	(10)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	9	83	92	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	853	1,063	45	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		790,000	9	205	214	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		420,000	123	291	414	22	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		50,000	0	38	38	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		$56,600	(190)	(293)	(483)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024		1,700	(1)	(39)	(40)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		2,500	(2)	(48)	(50)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		194,940	(309)	(363)	(672)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		82,150	(61)	14	(47)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2024		17,500	(553)	910	357	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024		3,100	(16)	(30)	(46)	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024	1,700	(9)	(15)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024	6,800	(36)	(58)	(94)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024	3,900	(21)	(30)	(51)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	2,400	(87)	177	90	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	20,400	(1)	559	558	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	10,200	1	280	281	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025	1,700	(32)	134	102	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025	1,700	(32)	135	103	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	100,490	(293)	(1,022)	(1,315)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	42,400	5	(219)	(214)	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	8,000	102	366	468	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	5,700	1	259	260	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026	1,100	0	115	115	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	8,200	76	855	931	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	11,200	(915)	1,489	574	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	1,100	0	40	40	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	12,400	114	(1,462)	(1,348)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026	400	(18)	54	36	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	900	(1)	(96)	(97)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	1,000	(2)	(111)	(113)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	3,500	(1)	403	402	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	500	0	(56)	(56)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	15,500	(36)	(1,645)	(1,681)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	1,100	(2)	(115)	(117)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	2,600	(1)	288	287	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	10,200	(27)	(1,016)	(1,043)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(79)	(80)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	1,200	(2)	(119)	(121)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,630	88	257	345	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,790	0	172	172	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	5,100	(37)	(346)	(383)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(72)	(80)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	30	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	(15)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	60	59	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(439)	(569)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	238	127	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	1,382	1,586	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	(22)	(30)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(119)	(120)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(509)	(449)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	12,300	(1)	304	303	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	90	90	0	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(300)	(306)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	(1)	(45)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(73)	(74)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	619	844	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	147	262	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	184	113	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	180	135	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	265	732	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	662	457	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	381	236	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(48)	(51)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(49)	(52)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	191	117	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	184	142	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	5,792	4,796	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	1,207	1,360	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	(62)	(67)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	(5)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	154	158	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	813	1,087	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(1,118)	(1,616)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	173	170	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	195	191	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(128)	(129)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(126)	(127)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(83)	(84)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	1,468	1,325	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(80)	(81)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(103)	(104)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(79)	(80)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(6)	(158)	(164)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(136)	(139)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(445)	(457)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(218)	(224)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	41	44	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	380	455	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(311)	(499)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(599)	(772)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	229	405	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	869	2,181	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	(29)	(31)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	(36)	(38)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(30)	(32)	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(37)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(36)	(38)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(41)	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(69)	(73)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	2,614	3,054	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(42)	(44)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	1,047	977	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(102)	(108)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	367	427	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(56)	(60)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	(20)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	(17)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	(27)	(31)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	(18)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	(4)	(7)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049		300	(65)	183	118	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	183	119	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,396	738	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,761	1,318	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	730	479	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	577	303	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(183)	(187)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	629	1,002	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	217	210	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,594)	(1,518)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(40)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(32)	(34)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(32)	(34)	1	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		2,500	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		1,200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		1,200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		2,500	0	0	0	1	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/02/2026		3,000	0	(9)	(9)	2	0
Pay	1-Year BRL-CDI	9.865	Maturity	01/02/2026		1,500	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	9.905	Maturity	01/02/2026		2,400	0	(7)	(7)	1	0
Pay	1-Year BRL-CDI	10.018	Maturity	01/02/2026		5,600	0	(14)	(14)	3	0
Pay	1-Year BRL-CDI	10.050	Maturity	01/02/2026		5,600	0	(14)	(14)	3	0
Pay	1-Year BRL-CDI	10.070	Maturity	01/02/2026		5,500	0	(13)	(13)	3	0
Pay	1-Year BRL-CDI	9.961	Maturity	01/04/2027		4,400	0	(18)	(18)	3	0
Pay	1-Year BRL-CDI	10.000	Maturity	01/04/2027		1,100	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	10.004	Maturity	01/04/2027		4,600	0	(18)	(18)	4	0
Pay	1-Year BRL-CDI	10.053	Maturity	01/04/2027		8,600	0	(32)	(32)	7	0
Pay	1-Year BRL-CDI	10.101	Maturity	01/04/2027		2,100	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		800	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		200	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		900	0	1	1	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		2,200	0	4	4	2	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	(6)	(6)	0	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	(6)	(6)	0	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	(4)	(4)	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	(3)	(3)	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	(10)	(10)	0	(1)
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	(3)	(3)	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	(2)	(2)	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	(11)	(11)	0	(1)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,766)	(446)	0	(13)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(159)	(33)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	(48)	(55)	0	(21)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		4,800	(9)	(35)	(44)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,400	(5)	(17)	(22)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		1,600	(3)	(12)	(15)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		3,300	(7)	(24)	(31)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,600	(5)	(8)	(13)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,500	(3)	(9)	(12)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,500	(3)	(9)	(12)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		2,200	(5)	(16)	(21)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		1,500	(3)	(11)	(14)	0	0
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		100	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		100	0	7	7	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	9	9	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	10	10	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	391	387	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	173	148	0	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(209)	(213)	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	(2)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	(2)	(5)	0	(5)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		3,800	40	72	112	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	121	108	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	265	202	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	802	934	0	(39)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		21,700	0	19	19	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		9,100	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		7,700	0	6	6	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(34)	(31)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(22)	(16)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(94)	(66)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(33)	(21)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(92)	(31)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(30)	(9)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(54)	(19)	1	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	6	6	0	(1)
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(100)	(91)	2	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(265)	(131)	4	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(29)	(14)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(75)	(34)	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	36	11	0	(1)
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	209	67	0	(3)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	23	7	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		6,500	(3)	(16)	(19)	1	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		11,200	0	(28)	(28)	2	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		14,800	0	(39)	(39)	3	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		7,500	0	(19)	(19)	2	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		3,800	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		22,500	0	(53)	(53)	5	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		4,000	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		7,900	0	(17)	(17)	2	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		1,600	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		4,000	0	(9)	(9)	1	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		3,900	0	(8)	(8)	1	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		6,700	0	(16)	(16)	1	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	4	11	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	27	17	44	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	10	10	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(23)	(13)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	6	4	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(24)	(15)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	51	20	0	(1)
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	12	(148)	8	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(54)	(54)	1	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(72)	(70)	1	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(112)	(121)	2	0
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(69)	(71)	1	0
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(159)	(162)	3	0
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(69)	(65)	2	0
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(121)	(129)	4	0

							$(1,306)	$16,801	$15,495	$348	$(465)

Total Swap Agreements							$(1,066)	$16,973	$15,907	$351	$(536)

(m)

Securities with an aggregate market value of $4,948 and cash of $5,389 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin liability of $(23) for closed futures and unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		03/2024		CNH	10,206		$1,416		$4		$0
BOA		10/2023			$98		MXN	1,743	1		0
		11/2023			505		BRL	2,533	0		(3)
		11/2023			7		CLP	6,262	0		0
		12/2023		KRW	917,516		$691		10		0
		12/2023		TWD	12,482		395		6		0
		12/2023			$1,102		INR	91,704	0		(2)
		03/2024		CNH	23,374		$3,230		3		(5)
BPS		10/2023		BRL	497		100		1		0
		10/2023		EUR	1,182		1,261		12		0
		10/2023		KRW	265,139		200		4		0
		10/2023		PEN	71		19		0		0
		10/2023		TWD	3,201		100		1		0
		10/2023			$100		BRL	497	0		(1)
		10/2023			13,737		EUR	12,963	0		(32)
		10/2023			652		GBP	523	0		(14)
		10/2023			150		IDR	2,322,138	0		0
		10/2023		ZAR	28,911		$1,553		28		0
		11/2023		CAD	14,733		10,990		136		0
		11/2023		EUR	12,963		13,754		32		0
		11/2023		TWD	2,072		66		1		0
		11/2023			$7		NZD	12	0		0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

12/2023	KRW	1,298,322	$979	15	0
12/2023	TWD	13,552	430	7	0
03/2024	CNH	9,941	1,381	6	0
03/2024	TWD	14,794	470	5	0
03/2024	$547	IDR	8,390,992	0	(6)
BRC	12/2023	TWD	46,648	$1,476	21	0
CBK	10/2023	BRL	3,601	719	3	0
10/2023	MXN	12,770	733	2	0
10/2023	PEN	181	49	1	0
10/2023	$752	BRL	3,601	0	(36)
10/2023	1,062	CLP	945,532	1	0
10/2023	278	EUR	257	0	(6)
11/2023	CAD	1,688	$1,253	9	0
11/2023	CLP	826,210	963	36	0
11/2023	KRW	472,192	350	0	0
11/2023	MXN	1,930	111	1	0
11/2023	PEN	4,076	1,098	24	0
11/2023	$8,840	BRL	44,572	0	(11)
11/2023	1,256	PEN	4,668	0	(26)
12/2023	KRW	265,180	$201	4	0
12/2023	MXN	1,669	94	0	(1)
12/2023	TWD	17,814	564	9	0
12/2023	$7	MXN	121	0	0
FAR	10/2023	BRL	5,652	$1,162	38	0
10/2023	$1,129	BRL	5,652	0	(4)
11/2023	1,162	5,677	0	(38)
GLM	10/2023	MXN	44,745	$2,587	23	(1)
10/2023	$3,790	MXN	66,325	7	0
10/2023	214	ZAR	4,109	2	0
11/2023	TWD	12,463	$395	6	0
11/2023	$5,018	BRL	25,165	0	(34)
12/2023	5,372	MXN	93,186	0	(89)
03/2024	CNH	4,445	$616	1	0
03/2024	IDR	126,939	8	0	0
03/2024	$356	IDR	5,486,010	0	(3)
MBC	10/2023	EUR	12,038	$13,011	284	0
10/2023	GBP	16,329	20,455	532	0
10/2023	$624	JPY	91,300	0	(13)
03/2024	IDR	431,413	$28	0	0
03/2024	TWD	5,944	188	2	0
MYI	11/2023	5,960	188	2	0
11/2023	ZAR	5,735	302	1	0
12/2023	KRW	2,588,393	1,950	28	0
12/2023	TWD	29,830	945	15	0
03/2024	CNH	9,739	1,351	4	0
03/2024	$3,115	IDR	47,944,329	0	(25)
NGF	10/2023	JPY	795,560	$5,352	28	0
11/2023	$5,352	JPY	791,792	0	(28)
12/2023	2,175	INR	179,500	0	(23)
03/2024	TWD	17,665	$562	7	0
RBC	10/2023	$4,107	JPY	595,216	0	(124)
11/2023	CAD	375	$277	1	0
SCX	10/2023	BRL	2,539	507	2	0
10/2023	$531	BRL	2,539	0	(26)
12/2023	TWD	38,463	$1,218	19	0
12/2023	$1,191	INR	99,167	0	(2)
12/2023	0	KRW	417	0	0
03/2024	CNH	9,562	$1,321	0	(2)
03/2024	TWD	11,265	357	3	0
03/2024	$209	IDR	3,219,907	0	(2)
TOR	10/2023	JPY	339,880	$2,280	5	0
10/2023	$19,201	GBP	15,806	84	0
10/2023	3,181	JPY	465,143	0	(69)
11/2023	CAD	407	$303	3	0
11/2023	GBP	15,806	19,204	0	(84)
11/2023	$2,389	JPY	354,438	0	(5)
12/2023	522	INR	43,574	1	0
03/2024	CNH	4,624	$640	1	0

Total Forward Foreign Currency Contracts	$1,482	$(715)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$1,300	$(4)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,300	(4)	(21)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	300	(1)	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	300	(1)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	200	(1)	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	500	(1)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	500	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	300	(1)	(2)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	300	(2)	(7)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	500	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	400	(1)	(4)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	1,100	(8)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	1,100	(8)	(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	800	(5)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	600	(4)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	600	(4)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	600	(4)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(14)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,300	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,300	(5)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,300	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,300	(4)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	1,300	(10)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	1,300	(10)	(29)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	600	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	600	(5)	(13)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	500	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	400	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	200	(1)	(2)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,000	(7)	(23)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,000	(6)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	800	(6)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	800	(6)	(17)

							$(272)	$(454)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053		$95.219	10/05/2023		500	$(3)	$(5)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053			95.438	10/05/2023		500	(3)		(6)

								$(6)		$(11)

Total Written Options								$(278)		$(465)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.883%	$300	$(27)	$17	$0	$(10)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	200	(9)	6	0	(3)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	0.694	400	(28)	28	0	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053	400	(36)	36	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	540	(70)	65	0	(5)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	600	(10)	14	4	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669	100	0	1	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	400	(14)	5	0	(9)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	400	(6)	9	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	400	(15)	6	0	(9)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	200	(18)	12	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	300	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	100	(4)	1	0	(3)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	1.053	200	(18)	18	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	1.779	300	(34)	31	0	(3)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	300	(11)	4	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	400	(36)	23	0	(13)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	200	(2)	0	0	(2)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	700	(31)	11	0	(20)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	300	(15)	15	0	0

							$(389)	$308	$9	$(90)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index		0.500%	Monthly	08/17/2061	$155	$(1)	$(1)	$0	$(2)
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	11,700	(255)	173	0	(82)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	15,100	23	(323)	0	(300)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	11,424	(590)	546	0	(44)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,625	1	(12)	0	(11)
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	200	1	(3)	0	(2)
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	9,620	(40)	(103)	0	(143)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	11,200	0	(223)	0	(223)

							$(861)	$54	$0	$(807)

Total Swap Agreements							$(1,250)	$362	$9	$(897)

(o)

Securities with an aggregate market value of $1,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,446	$2,857	$19,303
Corporate Bonds & Notes
Banking & Finance	0	29,252	0	29,252
Industrials	0	21,317	0	21,317
Utilities	0	10,605	0	10,605
Municipal Bonds & Notes
Illinois	0	56	0	56
Puerto Rico	0	21	0	21
U.S. Government Agencies	0	278,493	0	278,493
U.S. Treasury Obligations	0	87,460	0	87,460
Non-Agency Mortgage-Backed Securities	0	91,208	0	91,208
Asset-Backed Securities	0	160,633	0	160,633
Sovereign Issues	0	14,760	0	14,760
Common Stocks
Communication Services	310	0	70	380
Financials	0	0	766	766
Industrials	0	0	779	779
Utilities	0	0	34	34
Rights
Industrials	0	0	29	29
Warrants
Financials	0	0	1	1
Industrials	0	0	28	28
Preferred Securities
Banking & Finance	0	1,626	0	1,626
Real Estate Investment Trusts
Real Estate	9	0	0	9
Short-Term Instruments
Repurchase Agreements	0	713	0	713
Argentina Treasury Bills	0	479	0	479

	$319	$713,069	$4,564	$717,952
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$292	$0	$0	$292

Total Investments	$611	$713,069	$4,564	$718,244

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,838)	$0	$(5,838)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	467	0	490
Over the counter	0	1,491	0	1,491

	$23	$1,958	$0	$1,981
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(695)	0	(695)
Over the counter	0	(2,077)	0	(2,077)

	$0	$(2,772)	$0	$(2,772)

Total Financial Derivative Instruments	$23	$(814)	$0	$(791)

Totals	$634	$706,417	$4,564	$711,615

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply anadjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$67,200	$211,633	$(278,601)	$88	$(28)	$292	$1,833	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	TWD	Taiwanese Dollar
CLP	Chilean Peso	KRW	South Korean Won	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate
CAONREPO	Canadian Overnight Repo Rate Average	CMBX	Commercial Mortgage-Backed Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	TBD	To-Be-Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$230	$66
1.000% due 07/09/2029		5	2

Total Argentina (Cost $150)			68

AUSTRALIA 0.2%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Pepper Residential Securities Trust 6.374% due 03/12/2061 •		$53	53
RESIMAC Bastille Trust 6.373% due 09/05/2057 •		86	86

			139

SOVEREIGN ISSUES 0.2%
Australia Government International Bond
1.000% due 11/21/2031	AUD	1,000	495
1.250% due 05/21/2032		200	99
1.750% due 06/21/2051		50	17
4.500% due 04/21/2033		900	580

			1,191

Total Australia (Cost $1,672)			1,330

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$800	782

Total Belgium (Cost $800)			782

CANADA 0.5%
CORPORATE BONDS & NOTES 0.1%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$74	65
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	484

			549

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	353	237
2.867% due 02/12/2055 ~		1,000	616

			853

SOVEREIGN ISSUES 0.2%
Canada Government Bond 1.750% due 12/01/2053		910	423
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		547	356
Province of Ontario 3.500% due 01/27/2027	AUD	1,000	615

			1,394

Total Canada (Cost $3,376)			2,796

CAYMAN ISLANDS 6.7%
ASSET-BACKED SECURITIES 6.4%
American Money Management Corp. CLO Ltd. 6.577% due 11/10/2030 •		$1,175	1,175

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

AREIT Trust 6.525% due 11/17/2038 •		1,129	1,114
Barings CLO Ltd. 6.658% due 01/20/2032 •		1,500	1,494
BDS Ltd. 6.795% due 12/16/2036 •		1,700	1,670
Benefit Street Partners CLO Ltd. 6.520% due 10/15/2030 •		1,524	1,522
Carlyle Global Market Strategies CLO Ltd. 6.581% due 08/14/2030 •		1,392	1,387
CIFC Funding Ltd. 6.557% due 10/24/2030 •		1,684	1,682
Crestline Denali CLO Ltd. 6.618% due 04/20/2030 •		1,112	1,110
Dryden CLO Ltd. 6.560% due 01/17/2032 •		1,700	1,690
Elevation CLO Ltd. 6.563% due 10/25/2030 •		1,453	1,450
Gallatin CLO Ltd. 6.660% due 07/15/2031 •		2,100	2,094
GPMT Ltd. 6.788% due 12/15/2036 •		1,800	1,746
Halseypoint CLO Ltd. 7.081% due 11/30/2032 •		1,600	1,601
Jamestown CLO Ltd. 6.910% due 04/15/2033 •		1,300	1,294
KREF Ltd. 6.777% due 02/17/2039 •		1,700	1,682
LCM LP
6.452% due 07/19/2027 •		798	797
6.628% due 10/20/2027 •		9	10
LoanCore Issuer Ltd. 6.863% due 01/17/2037 •		1,700	1,673
Marble Point CLO Ltd. 6.610% due 10/15/2030 •		710	709
MF1 Ltd. 6.677% due 02/19/2037 •		1,800	1,769
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •		243	241
MidOcean Credit CLO 6.661% due 01/29/2030 •		786	787
Mountain View CLO LLC 6.660% due 10/16/2029 •		943	945
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		1,700	1,666
Venture CLO Ltd. 6.450% due 04/15/2027 •		116	116
Vibrant CLO Ltd.
6.628% due 09/15/2030 •		1,211	1,210
6.708% due 07/20/2032 •		1,600	1,589
Wind River CLO Ltd. 6.650% due 07/15/2031 •		1,700	1,690

			35,913

CORPORATE BONDS & NOTES 0.2%
MGM China Holdings Ltd. 4.750% due 02/01/2027		500	449
Sands China Ltd.
5.375% due 08/08/2025		200	194
5.650% due 08/08/2028		500	471

			1,114

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	401

Total Cayman Islands (Cost $37,759)			37,428

CHINA 4.6%
SOVEREIGN ISSUES 4.6%
China Government International Bond
2.440% due 10/15/2027	CNY	133,180	18,189
2.680% due 05/21/2030		9,600	1,315
3.010% due 05/13/2028		3,800	532
3.190% due 04/15/2053		300	43
3.530% due 10/18/2051		28,000	4,177
3.720% due 04/12/2051		9,000	1,384

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Total China (Cost $27,683)			25,640

DENMARK 4.4%
CORPORATE BONDS & NOTES 4.4%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	8,200	1,147
1.000% due 10/01/2050		37,700	3,666
1.500% due 10/01/2053		3,799	384
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		20,300	2,840
1.000% due 10/01/2050		40,101	3,879
1.500% due 10/01/2053		4,391	459
Nykredit Realkredit AS
1.000% due 10/01/2050		25,342	2,496
1.500% due 10/01/2053		18,829	1,953
Realkredit Danmark AS
1.000% due 04/01/2024		46,800	6,553
1.000% due 10/01/2050		5,181	516
1.500% due 10/01/2053		4,664	473

Total Denmark (Cost $31,729)			24,366

FRANCE 1.9%
CORPORATE BONDS & NOTES 0.6%
Societe Generale SA
1.488% due 12/14/2026 •		$2,400	2,143
2.226% due 01/21/2026 •		400	377
2.797% due 01/19/2028 •		400	356
3.337% due 01/21/2033 •		500	388

			3,264

SOVEREIGN ISSUES 1.3%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	332
0.750% due 05/25/2052		4,650	2,322
2.000% due 05/25/2048		6,200	4,680

			7,334

Total France (Cost $17,452)			10,598

GERMANY 1.4%
CORPORATE BONDS & NOTES 1.4%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,088
1.750% due 11/19/2030 •		600	504
2.625% due 12/16/2024	GBP	300	348
2.625% due 02/12/2026	EUR	1,200	1,215
3.547% due 09/18/2031 •		$1,000	807
3.729% due 01/14/2032 •(f)		1,100	819
3.961% due 11/26/2025 •		1,250	1,208
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		900	836

Total Germany (Cost $9,528)			7,825

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$900	879

Total Hungary (Cost $897)			879

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.3%
Armada Euro CLO DAC 4.383% due 07/15/2031 •	EUR	699	730
Aurium CLO DAC 4.333% due 04/16/2030 •		495	518
BlueMountain Fuji EUR CLO DAC 4.313% due 07/15/2030 •		904	949
Cairn CLO DAC 4.314% due 04/30/2031 •		1,083	1,131
CVC Cordatus Loan Fund DAC 4.313% due 10/15/2031 •		800	832

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Dryden Euro CLO DAC 4.323% due 04/15/2033 •		897	924
Jubilee CLO DAC
4.273% due 04/15/2030 •		800	835
4.313% due 04/15/2031 •		500	519
Man GLG Euro CLO DAC 4.535% due 12/15/2031 •		975	1,008

			7,446

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	538
3.000% due 10/29/2028		600	515

			1,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.719% due 01/24/2061 •	EUR	1,187	1,248

Total Ireland (Cost $11,042)			9,747

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,068
4.500% due 01/17/2033		$400	375

Total Israel (Cost $1,746)			1,443

ITALY 0.8%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	858
2.625% due 04/28/2025		500	496
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	706
UniCredit SpA 7.830% due 12/04/2023		1,200	1,202

			3,262

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		900	883
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	492

			1,375

Total Italy (Cost $5,132)			4,637

JAPAN 7.9%
CORPORATE BONDS & NOTES 0.1%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$500	440

SOVEREIGN ISSUES 7.8%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,350
Japan Government International Bond
0.005% due 03/01/2024	JPY	500,000	3,348
0.005% due 04/01/2024		560,000	3,750
0.005% due 05/01/2024		250,000	1,674
0.005% due 10/01/2024		1,010,000	6,763
0.100% due 03/10/2028 (e)		682,835	4,818
0.300% due 06/20/2046		620,000	3,181
0.500% due 09/20/2046		202,000	1,085
0.500% due 03/20/2049		740,000	3,828
0.700% due 12/20/2048		612,000	3,349
1.200% due 09/20/2035		1,210,000	8,337

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	1,929

			43,412

Total Japan (Cost $60,024)			43,852

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Saranac CLO Ltd. 6.807% due 08/13/2031 •		$1,700	1,695

Total Jersey, Channel Islands (Cost $1,700)			1,695

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Aroundtown SA
1.625% due 01/31/2028	EUR	700	562
5.375% due 03/21/2029		$200	158
CPI Property Group SA 2.750% due 05/12/2026	EUR	300	266

Total Luxembourg (Cost $1,369)			986

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	249
4.550% due 04/21/2050		200	163
4.800% due 04/21/2060		200	167

Total Malaysia (Cost $800)			579

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	761
Preferred Term Securities Ltd. 6.063% (US0003M + 0.400%) due 06/23/2035 ~		486	459

Total Multinational (Cost $1,231)			1,220

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	700	321

Total New Zealand (Cost $488)			321

PERU 0.3%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	2,200	561

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
2.780% due 12/01/2060		$700	375
5.940% due 02/12/2029	PEN	1,800	462

			837

Total Peru (Cost $1,906)			1,398

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,000	1,024
4.250% due 02/14/2043		300	294
4.875% due 10/04/2033		$400	373
5.500% due 04/04/2053		300	273

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Total Poland (Cost $2,086)			1,964

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	241

Total Qatar (Cost $297)			241

REPUBLIC OF KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Government International Bond 3.250% due 06/10/2033	KRW	4,163,350	2,898

Total Republic of Korea (Cost $3,126)			2,898

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bond
1.375% due 12/02/2029	EUR	540	439
1.750% due 07/13/2030		700	561
2.000% due 01/28/2032		100	76
2.000% due 04/14/2033		500	365
2.124% due 07/16/2031		100	78
2.125% due 03/07/2028		400	368
2.625% due 12/02/2040		400	250
2.875% due 04/13/2042		800	499
3.750% due 02/07/2034		600	502
5.000% due 09/27/2026		700	743
6.375% due 09/18/2033		500	521
6.625% due 09/27/2029		300	327

Total Romania (Cost $6,421)			4,729

SAUDI ARABIA 0.6%
SOVEREIGN ISSUES 0.6%
Saudi Government International Bond
3.250% due 10/22/2030		$200	175
4.750% due 01/18/2028		1,600	1,565
4.875% due 07/18/2033		1,800	1,714

Total Saudi Arabia (Cost $3,562)			3,454

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 2.050% due 09/23/2036	EUR	500	314

Total Serbia (Cost $572)			314

SOUTH KOREA 3.8%
SOVEREIGN ISSUES 3.8%
Korea Government International Bond
1.375% due 12/10/2029	KRW	1,239,830	788
1.500% due 12/10/2030		228,750	143
2.000% due 06/10/2031		1,378,630	886
2.125% due 06/10/2027		1,225,000	853
2.375% due 12/10/2027		1,350,000	941
2.375% due 12/10/2028		7,726,430	5,299
2.625% due 06/10/2028		4,245,650	2,966
3.250% due 03/10/2028		1,474,570	1,063
3.250% due 09/10/2042		580,770	390
4.250% due 12/10/2032		9,350,320	7,052
5.500% due 03/10/2028		1,350,000	1,063

Total South Korea (Cost $24,853)			21,444

SPAIN 1.0%
CORPORATE BONDS & NOTES 0.2%
Banco Santander SA 1.849% due 03/25/2026		$200	180

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

CaixaBank SA 6.684% due 09/13/2027 •		800	800

			980

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	200
Spain Government International Bond
0.850% due 07/30/2037		200	139
1.450% due 10/31/2071		1,600	697
3.450% due 07/30/2066		2,700	2,274
3.900% due 07/30/2039		1,100	1,113

			4,423

Total Spain (Cost $9,293)			5,403

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,117
3.091% due 05/14/2032 •		500	395
3.869% due 01/12/2029 •		800	725
4.194% due 04/01/2031 •		1,200	1,048
4.282% due 01/09/2028		250	230
6.327% due 12/22/2027 •		700	699
6.373% due 07/15/2026 •		600	598
6.537% due 08/12/2033 •		2,200	2,176

Total Switzerland (Cost $7,442)			6,988

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$400	400

Total United Arab Emirates (Cost $395)			400

UNITED KINGDOM 6.0%
CORPORATE BONDS & NOTES 2.9%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	818
Barclays PLC 6.496% due 09/13/2027 •		$2,000	1,996
Haleon U.K. Capital PLC 3.125% due 03/24/2025		900	865
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	926
4.583% due 06/19/2029 •		800	740
5.887% due 08/14/2027 •		500	494
Lloyds Banking Group PLC 3.900% due 11/23/2023	AUD	800	513
Nationwide Building Society 2.972% due 02/16/2028 •		$1,200	1,074
NatWest Markets PLC 0.125% due 11/12/2025	EUR	800	777
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,400	2,396
Santander U.K. PLC 5.768% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	611
Standard Chartered PLC
0.991% due 01/12/2025 •		$1,200	1,180
2.608% due 01/12/2028 •		1,400	1,240
6.187% due 07/06/2027 •		1,400	1,395
6.296% due 07/06/2034 •		1,400	1,352

			16,377

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Business Mortgage Finance PLC 6.338% due 02/15/2041 •	GBP	5	6
Eurohome U.K. Mortgages PLC 5.731% due 06/15/2044 •		127	150
Eurosail PLC 6.288% due 06/13/2045 •		187	225
Mansard Mortgages PLC 5.988% due 12/15/2049 •		58	70
Newgate Funding PLC
5.723% due 12/01/2050 •		172	198
6.581% due 12/15/2050 •		148	173

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Precise Mortgage Funding PLC 6.419% due 12/12/2055 •	547	668
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •	563	689
Ripon Mortgages PLC 5.919% due 08/28/2056 •	3,840	4,668
RMAC Securities PLC 5.488% due 06/12/2044 •	277	324
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •	1,385	1,691
Towd Point Mortgage Funding
6.304% due 10/20/2051 •	538	657
6.509% due 07/20/2045 •	1,274	1,555
Trinity Square PLC 6.000% due 07/15/2059 •	720	878

		11,952

SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
0.625% due 10/22/2050	1,300	587
1.250% due 07/31/2051	2,100	1,166
1.500% due 07/31/2053	1,100	640
1.750% due 01/22/2049	1,300	874
3.250% due 01/22/2044	900	871
4.250% due 12/07/2040	1,200	1,374

		5,512

Total United Kingdom (Cost $41,290)		33,841

UNITED STATES 52.0%
ASSET-BACKED SECURITIES 3.9%
ACE Securities Corp. Home Equity Loan Trust 5.714% due 07/25/2036 •	$964	705
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.374% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 5.914% due 05/25/2035 •	1,026	933
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.194% due 02/25/2036 •	1,255	951
Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •	379	212
5.824% due 06/25/2037 •	1,370	1,343
5.954% due 03/25/2036 •	327	292
6.424% due 07/25/2035 •	1,200	1,105
Countrywide Asset-Backed Certificates Trust
3.678% due 04/25/2035 •	331	323
4.443% due 08/25/2035 ^«~	108	94
5.574% due 06/25/2035 •	224	193
5.574% due 06/25/2037 •	287	262
5.574% due 07/25/2037 •	200	180
5.574% due 06/25/2047 ^•	233	205
5.574% due 06/25/2047 •	682	616
5.694% due 12/25/2036 ^•	258	231
5.714% due 03/25/2037 •	1,051	978
First Franklin Mortgage Loan Trust 5.549% due 07/25/2036 •	548	507
GSAMP Trust
6.079% due 11/25/2035 ^•	980	862
6.154% due 11/25/2035 •	1,000	816
Home Equity Mortgage Loan Asset-Backed Trust 5.674% due 04/25/2037 •	413	268
HSI Asset Securitization Corp. Trust 5.694% due 04/25/2037 •	601	303
LL ABS Trust 1.070% due 05/15/2029	169	166
Long Beach Mortgage Loan Trust 5.994% due 10/25/2034 •	12	12
Merrill Lynch Mortgage Investors Trust 5.734% due 08/25/2037 •	1,020	520
Morgan Stanley ABS Capital, Inc. Trust 5.564% due 10/25/2036 •	94	80
Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •	764	370
5.664% due 04/25/2037 •	613	318
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ	134	30
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.869% due 03/25/2036 •	278	272
NovaStar Mortgage Funding Trust 5.564% due 03/25/2037 •	518	319
Option One Mortgage Loan Trust 5.574% due 01/25/2037 •	306	198

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	214
5.675% due 06/25/2037 ^þ		1,053	279
5.731% due 11/25/2036 þ		967	359
7.984% due 12/25/2032 «•		99	78
Residential Asset Mortgage Products Trust
5.874% due 12/25/2035 •		206	183
5.894% due 12/25/2035 •		671	543
Residential Asset Securities Corp. Trust 5.684% due 11/25/2036 ^•		1,615	1,391
Saxon Asset Securities Trust 7.184% due 12/25/2037 •		283	237
SMB Private Education Loan Trust 6.763% due 02/16/2055 •		1,072	1,066
Soundview Home Loan Trust
5.584% due 06/25/2037 •		58	38
5.934% due 11/25/2036 •		1,071	985
Structured Asset Investment Loan Trust
5.564% due 07/25/2036 •		325	230
6.054% due 01/25/2036 •		699	637
Terwin Mortgage Trust 6.374% due 11/25/2033 •		15	13
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		300	294
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,370

			21,582

CORPORATE BONDS & NOTES 2.1%
7-Eleven, Inc. 0.800% due 02/10/2024		200	196
American Airlines Pass-Through Trust 3.000% due 04/15/2030		209	188
American Tower Corp. 2.950% due 01/15/2025		800	769
Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	289
6.681% (US0003M + 1.010%) due 12/15/2023 ~		500	500
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	553
Charter Communications Operating LLC
3.750% due 02/15/2028		$100	90
3.950% due 06/30/2062		900	511
Credit Suisse AG AT1 Claim ^«		300	31
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	151
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	400	472
3.370% due 11/17/2023		$600	597
3.375% due 11/13/2025		400	371
4.511% due 11/15/2023 •	EUR	100	106
GA Global Funding Trust 2.250% due 01/06/2027		$400	351
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	692
3.615% due 03/15/2028 •		$300	277
Morgan Stanley 2.630% due 02/18/2026 •		1,000	952
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		500	406
Organon & Co. 2.875% due 04/30/2028	EUR	200	183
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
2.950% due 03/01/2026		100	92
3.450% due 07/01/2025		100	95
4.000% due 12/01/2046		100	64
4.200% due 03/01/2029		600	531
4.550% due 07/01/2030		200	177
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,352
Principal Life Global Funding 1.375% due 01/10/2025		400	378
Southern California Edison Co.
1.100% due 04/01/2024		300	293
6.175% (SOFRRATE + 0.830%) due 04/01/2024 ~		100	100
Wells Fargo & Co. 3.908% due 04/25/2026 •		300	289

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

West Virginia United Health System Obligated Group 3.129% due 06/01/2050	800	462

		11,604

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Avolon TLB Borrower 1 (U.S.) LLC 7.675% due 12/01/2027	1,170	1,171
CenturyLink, Inc. 7.681% due 03/15/2027	370	266
Charter Communications Operating LLC 7.101% - 7.116% due 02/01/2027	557	557

		1,994

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	600	545

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Banc of America Mortgage Trust 3.891% due 02/25/2036 ^~	17	15
Bear Stearns Adjustable Rate Mortgage Trust 4.338% due 08/25/2033 «~	1	0
Bear Stearns ALT-A Trust
3.988% due 03/25/2036 ^~	55	43
4.162% due 11/25/2035 ^~	11	9
4.216% due 08/25/2036 ^~	24	12
4.598% due 09/25/2035 ^~	13	8
5.754% due 02/25/2034 •	18	16
Bear Stearns Structured Products, Inc. Trust 4.335% due 12/26/2046 ^~	12	9
Chase Mortgage Finance Trust 4.526% due 07/25/2037 ~	23	18
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,738	1,380
5.784% due 10/25/2035 •	983	486
6.150% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.114% due 09/25/2035 ^~	87	77
Countrywide Alternative Loan Trust
5.250% due 06/25/2035 ^	4	3
5.626% due 12/25/2035 •	22	18
5.859% due 03/20/2046 •	29	23
5.994% due 02/25/2037 •	24	20
6.126% due 11/25/2035 •	5	5
Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	175	166
5.894% due 05/25/2035 •	12	9
6.074% due 03/25/2035 •	19	16
6.094% due 02/25/2035 •	3	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	647	449
5.863% due 02/25/2037 ^~	147	33
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.184% due 10/25/2047 •	509	391
Extended Stay America Trust 6.526% due 07/15/2038 •	1,521	1,509
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	2,886	2,192
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	337	256
2.500% due 04/25/2052 ~	424	322
3.000% due 08/26/2052 ~	1,813	1,440
GSR Mortgage Loan Trust
3.922% due 01/25/2036 ^~	14	13
4.304% due 04/25/2035 «~	30	28
5.764% due 12/25/2034 «•	6	5
IndyMac INDX Mortgage Loan Trust
5.854% due 05/25/2046 •	231	201
5.914% due 07/25/2035 •	9	8
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,239	3,376
3.000% due 03/25/2052 ~	2,747	2,181
3.000% due 05/25/2052 ~	3,743	2,981
3.741% due 07/27/2037 ~	32	29
4.137% due 02/25/2036 ^~	11	8
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,201
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.887% due 12/15/2030 •	1	1
MFA Trust
1.381% due 04/25/2065 ~	468	425
1.947% due 04/25/2065 ~	170	154

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Morgan Stanley Capital Trust 6.616% due 12/15/2038 •	1,700	1,589
Morgan Stanley Mortgage Loan Trust 6.466% due 06/25/2036 ~	11	11
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	749	695
2.750% due 11/25/2059 ~	647	596
6.864% due 10/25/2063 þ	700	700
OBX Trust 3.000% due 01/25/2052 ~	1,778	1,412
One New York Plaza Trust 6.397% due 01/15/2036 •	1,600	1,523
Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~	145	125
5.584% due 02/25/2047 •	20	7
5.794% due 06/25/2046 •	231	54
5.854% due 04/25/2046 •	369	103
6.000% due 06/25/2036	356	276
Structured Asset Mortgage Investments Trust
5.854% due 05/25/2036 •	4	3
5.874% due 05/25/2036 •	39	30
5.874% due 09/25/2047 •	49	40
5.894% due 05/25/2045 •	7	7
6.022% due 07/19/2034 «•	1	0
6.126% due 08/25/2047 ^•	19	16
6.142% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 5.714% due 01/25/2036 •	170	140
Structured Asset Securities Corp. Mortgage Loan Trust 5.724% due 10/25/2036 •	339	282
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	5
Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•	13	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	740	638
2.710% due 01/25/2060 ~	619	572
2.900% due 10/25/2059 ~	2,243	2,058
6.434% due 05/25/2058 •	288	291
UWM Mortgage Trust
3.000% due 01/25/2052 ~	536	426
Wachovia Mortgage Loan Trust LLC 5.035% due 10/20/2035 ^«~	21	20
WaMu Mortgage Pass-Through Certificates Trust
3.444% due 12/25/2036 ^«~	77	64
3.908% due 04/25/2035 ~	11	10
4.014% due 03/25/2033 ~	3	3
4.072% due 03/25/2035 «~	13	12
4.140% due 02/27/2034 •	1	1
5.606% due 06/25/2046 •	15	13
5.626% due 02/25/2046 •	34	30
6.054% due 01/25/2045 •	24	23
Washington Mutual Mortgage Pass-Through Certificates Trust 5.566% due 07/25/2046 ^•	15	9

		31,337

U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
3.000% due 03/01/2060	527	438
3.500% due 01/01/2059	939	800
3.621% due 12/01/2034 •	1	1
4.780% due 05/25/2035 ~	2	2
5.390% due 11/01/2034 •	7	7
5.630% due 10/01/2044 •	4	4
5.779% due 09/25/2042 •	7	6
5.829% due 06/25/2036 •	8	8
6.000% due 07/25/2044	4	4
Freddie Mac
0.000% due 01/15/2038 ~(a)	118	5
4.563% due 04/01/2035 •	9	9
4.828% due 01/15/2038 •	118	115
5.826% due 10/25/2044 •	15	13
5.928% due 12/15/2032 •	2	2
6.028% due 12/15/2037 •	2	2
Ginnie Mae
3.000% due 07/20/2046 - 05/20/2047	13	12
6.232% due 05/20/2066 - 06/20/2066 •	1,951	1,939
6.282% due 11/20/2066 •	357	356
Ginnie Mae, TBA 3.000% due 10/01/2053	3,800	3,221
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,457	1,958
3.000% due 10/01/2049 - 05/01/2051	1,044	873
3.500% due 10/01/2034 - 07/01/2050	1,152	1,016
4.000% due 06/01/2050	420	379

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

4.500% due 03/01/2053 - 10/01/2053		15,999	14,705
5.500% due 06/01/2053 - 09/01/2053		13,400	12,962
6.500% due 09/01/2053		1,000	1,005
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053		19,550	17,419
4.500% due 11/01/2053		22,300	20,483
5.000% due 10/01/2053		15,600	14,719
5.500% due 11/01/2053		7,400	7,150
6.000% due 11/01/2053		44,500	43,899
6.500% due 11/01/2053		43,200	43,372

			186,884

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		4,438	4,234
0.125% due 07/15/2031		2,395	2,035
0.125% due 01/15/2032		992	832
0.250% due 01/15/2025		4,904	4,718
0.500% due 01/15/2028		11,030	10,169
0.625% due 07/15/2032		316	275
1.125% due 01/15/2033		4,105	3,710
3.875% due 04/15/2029		930	1,002
U.S. Treasury Notes
2.875% due 04/30/2025 (i)(k)		7,700	7,428
3.500% due 02/15/2033		700	642
4.000% due 02/29/2028		700	682

			35,727

Total United States (Cost $304,322)			289,673

SHORT-TERM INSTRUMENTS 21.3%
COMMERCIAL PAPER 0.4%
AT&T, Inc. 5.700% due 03/19/2024		$2,250	2,188

REPURCHASE AGREEMENTS (g) 0.1%			323

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (c)(d)(e)	ARS	41,483	57

JAPAN TREASURY BILLS 20.8%
(0.143)% due 10/02/2023 - 12/04/2023 (c)(d)	JPY	17,350,000	116,125

Total Short-Term Instruments (Cost $123,982)			118,693

Total Investments in Securities (Cost $744,125)			667,632

		SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio		32,738	317
PIMCO Short-Term Floating NAV Portfolio III		2,391,654	23,249

Total Short-Term Instruments (Cost $23,567)			23,566

Total Investments in Affiliates (Cost $23,567)			23,566

Total Investments 124.0% (Cost $767,692)			$691,198
Financial Derivative Instruments (h)(j) 1.7%(Cost or Premiums, net $5,887)			11,934
Other Assets and Liabilities, net (26.1)%			(145,652)

Net Assets 100.0%			$557,480

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.729%	01/14/2032	01/11/2021	$1,100	$819	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$323	U.S. Treasury Notes 0.250% due 09/30/2025	$(330)	$323	$323

Total Repurchase Agreements	$(330)	$323	$323

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (12.4)%
U.S. Government Agencies (12.4)%
Uniform Mortgage-Backed Security, TBA	2.000	10/18/2038	$9,300	$(8,091)	$(7,977)
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2053	58,950	(45,157)	(44,899)
Uniform Mortgage-Backed Security, TBA	2.500	10/13/2052	2,900	(2,382)	0
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	4,400	(3,691)	(3,644)

Total United States	(59,321)	(56,520)

Total Short Sales (12.4)%	$(59,321)	$(56,520)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(299) at a weighted average interest rate of 4.487%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	4	$4	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	4	4	(1)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	5	13	(5)	(24)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	10	25	(8)	0

Total Written Options	$(16)	$(27)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$1,182	$(25)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	114	27,327	(88)	13	0
3-Month SOFR Active Contract March Futures	06/2024	381	90,130	(216)	5	0
3-Month SOFR Active Contract September Futures	12/2025	114	27,359	(88)	16	0
Australia Government 3-Year Bond December Futures	12/2023	242	16,390	(123)	9	(32)
Canada Government 10-Year Bond December Futures	12/2023	20	1,695	(38)	6	0
Euro-BTP December Futures	12/2023	77	8,933	(448)	118	(114)
Euro-Buxl 30-Year Bond December Futures	12/2023	18	2,329	(205)	53	(54)
Euro-Schatz December Futures	12/2023	217	24,087	(90)	47	(37)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	7	831	(61)	2	0

$(1,382)	$269	$(237)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	456	$(108,767)	$383	$0	$(28)
3-Month SOFR Active Contract June Futures	09/2024	34	(8,059)	52	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	119	(28,289)	166	0	(6)
Australia Government 10-Year Bond December Futures	12/2023	194	(13,967)	376	118	0
Euro-Bobl December Futures	12/2023	439	(53,723)	599	334	(394)
Euro-Bund December Futures	12/2023	16	(2,176)	51	26	(26)
Euro-Oat December Futures	12/2023	123	(16,021)	460	202	(207)
Japan Government 10-Year Bond December Futures	12/2023	10	(9,700)	71	22	0
U.S. Treasury 2-Year Note December Futures	12/2023	74	(15,001)	68	0	(8)
U.S. Treasury 5-Year Note December Futures	12/2023	487	(51,310)	323	0	(76)
U.S. Treasury 10-Year Note December Futures	12/2023	99	(10,698)	102	0	(20)
U.S. Treasury 10-Year Ultra December Futures	12/2023	62	(6,917)	147	0	(15)
U.S. Treasury Long-Term Bond December Futures	12/2023	21	(2,389)	139	0	(6)
United Kingdom Long Gilt December Futures	12/2023	53	(6,089)	(53)	131	(83)

$2,884	$833	$(870)

Total Futures Contracts	$1,502	$1,102	$(1,107)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.007%	$200	$7	$3	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$16,600	$201	$(85)	$116	$10	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	43,500	432	(3)	429	29	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	8,500	106	6	112	0	(19)

$739	$(82)	$657	$39	$(19)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$8,900	$123	$(2)	$121	$0	$(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

CDX.IG-41 5-Year Index	1.000		Quarterly	12/20/2028		58,600	763	(42)	721	0	(11)

							$886	$(44)	$842	$0	$(12)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	12,400	$115	$49	$164	$1	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		8,900	233	31	264	0	(17)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		27,600	798	(156)	642	0	(143)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		2,500	125	(75)	50	0	(39)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	129,770	(19)	0	(19)	2	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		80,670	25	(1)	24	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,310,000	15	(8)	7	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		900,000	153	(320)	(167)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(215)	(537)	(752)	0	(36)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(75)	(184)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		260,000	(49)	(51)	(100)	0	(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		80,000	0	7	7	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(92)	(403)	0	(17)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	(238)	(417)	0	(26)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028	SGD	4,170	(73)	5	(68)	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		7,100	(20)	76	56	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		$13,100	0	424	424	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024		11,100	0	349	349	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		45,700	1,809	(127)	1,682	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		25,500	0	(625)	(625)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		10,100	0	(247)	(247)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		5,950	(1)	260	259	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		7,050	(1)	308	307	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		29,000	(75)	624	549	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		58,100	99	864	963	0	(12)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		3,700	(1)	61	60	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		6,900	29	155	184	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		19,200	(7)	70	63	0	(5)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		109,440	295	850	1,145	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	03/30/2026		2,550	21	256	277	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	1,200	1,200	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		27,300	(244)	3,171	2,927	0	(13)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	6,700	257	623	880	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	14,160	1,204	265	1,469	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	10,400	0	(194)	(194)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027	13,200	(180)	(63)	(243)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027	5,600	(1)	(58)	(59)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,000	(2)	(31)	(33)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,900	(35)	(123)	(158)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	31,045	526	239	765	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	700	(1)	(103)	(104)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	560	(2)	(73)	(75)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	6,500	(570)	(599)	(1,169)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	4,200	0	(208)	(208)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	4,000	0	(104)	(104)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	300	(2)	(18)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	1,700	(11)	(100)	(111)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	2,300	0	(141)	(141)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	6,100	1	(354)	(353)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(48)	(51)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	1,100	0	(30)	(30)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	6,200	5	(171)	(166)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030	1,500	0	(32)	(32)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,400	(5)	(68)	(73)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	(5)	(6)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	1,320	89	239	328	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	2,900	0	110	110	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	3,060	409	180	589	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	10,200	(6)	1,053	1,047	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	3,100	0	313	313	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	5,200	0	519	519	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	3,800	38	340	378	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	5,100	0	507	507	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	2,600	0	255	255	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	3,500	0	334	334	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	2,300	(1)	214	213	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	3,000	0	278	278	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	2,550	96	177	273	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	700	(3)	(16)	(19)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,300	(5)	(6)	(11)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	(2)	(3)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	800	(3)	(4)	(7)	0	(6)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	26,048	(1,031)	(505)	(1,536)	40	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,180	803	442	1,245	0	(10)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,400	0	(265)	(265)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		500	0	(72)	(72)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		800	0	(105)	(105)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,400	575	(28)	547	0	(23)
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	18,800	(58)	(108)	(166)	0	(58)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	6,000	0	(273)	(273)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,500	(39)	(155)	(194)	1	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		3,200	(39)	(237)	(276)	2	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		8,050	(25)	386	361	0	(10)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,899	173	(666)	(493)	9	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	(1,039)	(930)	12	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	(1,523)	(1,611)	18	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		3,100	2	221	223	0	(6)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	(93)	(179)	3	0
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	20	(134)	(114)	2	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(368)	(381)	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(117)	(117)	1	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	55,900	(54)	120	66	2	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		38,700	(61)	100	39	3	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		42,300	74	25	99	3	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		46,500	32	3	35	3	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	16,777,640	(148)	(27)	(175)	0	(2)
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	400	0	(6)	(6)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		39,400	(122)	37	(85)	0	(6)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		16,200	(4)	(98)	(102)	0	(7)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		18,500	(6)	(59)	(65)	0	(8)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		6,200	(11)	(155)	(166)	0	(10)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(205)	(154)	0	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	317,510	2	(36)	(34)	13	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	3,900	(84)	595	511	14	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	(26)	(28)	0	(5)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		32,700	(34)	(343)	(377)	0	(107)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		16,700	258	(657)	(399)	0	(86)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		21,700	(362)	(492)	(854)	0	(117)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(76)	(76)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	22,739	(80)	(182)	(262)	0	(6)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		5,700	(11)	(41)	(52)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		2,800	(5)	(21)	(26)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		8,400	(19)	(60)	(79)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		1,800	(5)	(9)	(14)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		1,900	(3)	(12)	(15)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		1,800	(3)	(11)	(14)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,900	(5)	(13)	(18)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		800	(1)	(7)	(8)	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		600	(2)	(20)	(22)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		40,200	(3)	37	34	0	(15)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		24,220	160	(231)	(71)	5	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(105)	(110)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(192)	(202)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(126)	(135)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(199)	(207)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(95)	(99)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		124,800	753	(992)	(239)	106	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		10,690	(108)	247	139	11	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		700	(3)	(2)	(5)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		71,900	(854)	(1,258)	(2,112)	0	(36)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(1,156)	(1,039)	0	(6)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	204	(634)	(430)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	154	154	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	368	368	0	(2)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		15,700	171	727	898	0	(50)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(174)	(169)	2	0
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	80,300	(109)	(756)	(865)	39	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		25,400	4	(50)	(46)	11	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		5,500	(94)	(217)	(311)	14	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,700	(90)	(54)	(144)	10	0

							$4,020	$(1,715)	$2,305	$465	$(1,147)

Total Swap Agreements							$5,652	$(1,838)	$3,814	$504	$(1,178)

(i)

Securities with an aggregate market value of $2,971 and cash of $14,843 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $2 and liability of $(1) for closed swap agreements is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		03/2024		CNH	31,354		$4,350		$14		$0
BOA		10/2023		CAD	8,331		6,120		0		(13)
		10/2023		DKK	48,706		7,128		224		0
		10/2023		MYR	4,823		1,033		2		0
		10/2023			$7,007		DKK	49,487	8		0
		10/2023			1,973		NZD	3,310	10		0
		11/2023		CLP	10,588		$12		0		0
		11/2023		DKK	49,409		7,007		0		(7)
		11/2023		NZD	3,310		1,973		0		(10)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

	11/2023		$807	ZAR	15,448	5	0
	12/2023	HKD	3,241		$415	0	0
	12/2023	JPY	1,760,000		12,272	378	0
	12/2023	KRW	4,504,553		3,391	47	0
	12/2023		$645	INR	53,648	0	(1)
	03/2024	CNH	46,198		$6,379	6	(17)
BPS	10/2023	AUD	446		286	0	(1)
	10/2023	BRL	6,155		1,229	5	0
	10/2023	CAD	478		353	1	0
	10/2023	DKK	53,059		7,756	234	0
	10/2023	EUR	1,743		1,848	8	(3)
	10/2023	KRW	2,384,846		1,800	36	0
	10/2023	NZD	5,268		3,137	0	(20)
	10/2023	TWD	108,431		3,400	30	0
	10/2023		$1,250	BRL	6,155	0	(26)
	10/2023		46,591	EUR	43,938	0	(138)
	10/2023		1,627	GBP	1,315	0	(23)
	10/2023		1,950	IDR	29,943,679	0	(16)
	10/2023		2,300	INR	191,063	0	(3)
	10/2023		13,039	JPY	1,891,500	0	(382)
	10/2023		2,568	MYR	12,035	5	0
	10/2023		2,362	THB	84,173	0	(47)
	11/2023	EUR	44,249		$46,948	108	0
	11/2023	KRW	202,441		150	0	0
	11/2023		$1,407	MXN	24,734	2	0
	12/2023	KRW	7,890,907		$5,949	91	0
	03/2024	CNH	64,517		8,957	34	0
	03/2024	IDR	8,188,178		534	7	0
	03/2024	TWD	49,108		1,559	15	0
	03/2024		$103	IDR	1,585,537	0	(1)
	04/2024	DKK	15,446		$2,303	90	0
BRC	10/2023	BRL	1,377		283	9	0
	10/2023	JPY	4,000,000		28,797	1,958	0
	10/2023		$275	BRL	1,377	0	(1)
	11/2023	JPY	7,870,000		$55,136	2,075	0
	04/2024	DKK	19,976		2,984	122	0
	04/2024	JPY	560,014		4,581	720	0
	05/2024		250,000		2,022	290	0
CBK	10/2023	AUD	1,305		841	2	0
	10/2023	EUR	1,166		1,261	28	0
	10/2023	NOK	3,729		347	0	(1)
	10/2023		$3	CLP	2,659	0	0
	11/2023	GBP	535		$656	3	0
	11/2023	PEN	3,798		1,022	21	0
	11/2023		$1,628	CLP	1,396,827	0	(60)
	11/2023		347	NOK	3,725	1	0
	12/2023	KRW	1,071,643		$811	15	0
	12/2023	MXN	335		19	0	0
	12/2023		$2	KRW	2,370	0	0
	12/2023		3,250	MXN	56,546	0	(44)
DUB	10/2023		3,214	JPY	477,916	0	(16)
	10/2023		1,340	THB	47,656	0	(30)
	11/2023	EUR	827		$879	3	0
	11/2023	JPY	475,649		3,214	16	0
	12/2023	CLP	1,276,497		1,426	0	(2)
	12/2023	ILS	1,669		438	0	(1)
	12/2023	KRW	3,003,335		2,265	35	0
	03/2024	CNH	22,755		3,158	11	0
FAR	10/2023	BRL	5,916		1,217	40	0
	10/2023		$1,181	BRL	5,916	0	(5)
	11/2023		1,217		5,942	0	(40)
GLM	10/2023	BRL	1,389		$277	1	0
	10/2023	CAD	7,639		5,645	21	0
	10/2023	MXN	11,537		664	2	0
	10/2023	MYR	1,383		296	0	0
	10/2023		$286	BRL	1,389	0	(10)
	10/2023		959	MXN	16,525	0	(11)
	11/2023		3,031	BRL	15,198	0	(20)
	12/2023		672	MXN	11,710	0	(9)
	01/2024	BRL	1,404		$286	10	0
	03/2024	CNH	32,653		4,522	6	0
	03/2024		$139	IDR	2,126,237	0	(1)
JPM	10/2023	CAD	585		$435	4	0
	10/2023	NOK	25,132		2,330	0	(19)
	10/2023		$7,389	DKK	52,263	19	0
	11/2023	DKK	52,182		$7,389	0	(19)
	11/2023	MXN	21		1	0	0
	11/2023		$2,331	NOK	25,111	19	0
	11/2023		157	ZAR	3,001	1	0
	12/2023	SGD	99		$73	0	0
	12/2023	TWD	29,272		926	13	0
	12/2023		$1,091	INR	90,858	1	(3)
	10/2024	JPY	540,000		$4,350	521	0
MBC	10/2023	EUR	41,856		45,252	1,000	0
	10/2023	GBP	17,874		22,486	678	0
	10/2023	JPY	4,343,783		31,276	2,109	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

10/2023	NZD	158	94	0	0
10/2023	$12,596	CAD	17,033	0	(56)
10/2023	1,250	NZD	2,116	18	0
10/2023	447	THB	16,104	0	(4)
11/2023	CAD	17,026	$12,596	56	0
11/2023	JPY	44,200	298	1	0
12/2023	ILS	2,462	647	0	(2)
03/2024	JPY	500,013	4,089	659	0
04/2024	DKK	38,689	5,768	225	0
10/2024	JPY	470,000	3,769	436	0
MYI	10/2023	AUD	1,758	1,127	0	(3)
10/2023	MYR	200	43	0	0
10/2023	$397	AUD	616	0	(1)
10/2023	891	CAD	1,204	0	(4)
11/2023	1,129	AUD	1,758	3	0
12/2023	KRW	13,180,415	$9,934	149	0
12/2023	TWD	14,875	475	11	0
03/2024	CNH	29,920	4,149	11	0
03/2024	$1,578	IDR	24,280,742	0	(13)
NGF	10/2023	THB	75,604	$2,058	0	(21)
10/2023	$11,764	JPY	1,748,699	0	(62)
11/2023	JPY	1,740,417	$11,764	62	0
12/2023	$2,369	INR	195,488	0	(26)
03/2024	TWD	41,806	$1,330	16	0
SCX	10/2023	MYR	6,714	1,439	4	0
12/2023	TWD	15,657	497	9	0
12/2023	$926	INR	77,170	0	(1)
03/2024	CNH	29,374	$4,057	0	(5)
03/2024	TWD	26,659	845	7	0
03/2024	$91	IDR	1,387,546	0	(1)
SSB	10/2023	BRL	2	$0	0	0
10/2023	$2,724	NOK	28,858	0	(26)
11/2023	0	BRL	2	0	0
12/2023	KRW	134,123	$101	1	0
TOR	10/2023	JPY	3,348,794	22,942	533	0
10/2023	$20,116	GBP	16,559	88	0
10/2023	1,951	JPY	290,933	0	(4)
11/2023	GBP	16,559	$20,120	0	(88)
11/2023	JPY	289,545	1,951	4	0
11/2023	$458	MXN	7,938	0	(4)
12/2023	556	INR	46,399	1	0
03/2024	CNH	15,391	$2,132	3	0
UAG	10/2023	JPY	450,353	3,101	88	0
10/2023	$1,970	AUD	3,066	4	(2)
12/2023	KRW	3,143,182	$2,373	39	0

Total Forward Foreign Currency Contracts	$13,542	$(1,323)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	1,852	$19	$16

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$10,800	$22	$45
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	2,600	74	423
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	8,300	23	35
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	15,900	24	21
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	15,700	24	20
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	18,400	23	24
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	17,200	24	22
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	44,100	108	188

$322	$778

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	$	1,100	$83	$534

Total Purchased Options	$424	$1,328

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	1,852	$(9)	$(3)
Put - OTC USD versus MXN	16.600	12/08/2023	1,852	(6)	(3)

$(15)	$(6)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$1,600	$(5)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	1,600	(5)	(26)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	22,600	(73)	(634)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	10,800	(11)	(22)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	300	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(493)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	400	(1)	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	400	(1)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	700	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	700	(3)	(7)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,000	(6)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,000	(6)	(24)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	8,300	(12)	(17)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	700	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	700	(5)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	800	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	800	(3)	(15)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	600	(4)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	600	(4)	(14)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	800	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	800	(5)	(18)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	700	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	700	(5)	(15)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	700	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	700	(5)	(15)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	700	(5)	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	700	(5)	(15)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	800	(6)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	800	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	800	(5)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	700	(5)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,100	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,100	(4)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,300	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,300	(5)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,100	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,100	(3)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,000	(16)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,000	(16)	(45)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	700	(5)	(15)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	2,200	(6)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	2,200	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,000	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	600	(4)	(14)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	700	(5)	(16)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,100	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,100	(7)	(27)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,100	(8)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,100	(8)	(24)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,100	(8)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,100	(8)	(23)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	44,100	(55)	(92)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

$(566)	$(1,735)

Total Written Options	$(581)	$(1,741)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$900	$(22)	$31	$9	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	600	(15)	21	6	0

$(37)	$52	$15	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200	$3,918	$25	$(18)	$7	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	4,200	2,898	1	6	7	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100	2,829	(15)	6	0	(9)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	1,800	1,293	9	(4)	5	0

$20	$(10)	$19	$(9)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	33,400	$116	$8	$124	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	10,040	64	8	72	0

$180	$16	$196	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$13,600	$164	$244	$408	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	3,600	45	37	82	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	3,000	36	86	122	0

								$245	$367	$612	$0

Total Swap Agreements								$408	$425	$842	$(9)

(k)

Securities with an aggregate market value of $263 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)						Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Argentina
Sovereign Issues						$0	$68	$0		$68
Australia
Non-Agency Mortgage-Backed Securities						0	139	0		139
Sovereign Issues						0	1,191	0		1,191
Belgium
Corporate Bonds & Notes						0	782	0		782
Canada
Corporate Bonds & Notes						0	549	0		549
Non-Agency Mortgage-Backed Securities						0	853	0		853
Sovereign Issues						0	1,394	0		1,394
Cayman Islands
Asset-Backed Securities						0	35,913	0		35,913
Corporate Bonds & Notes						0	1,114	0		1,114
Sovereign Issues						0	401	0		401
China
Sovereign Issues						0	25,640	0		25,640
Denmark
Corporate Bonds & Notes						0	24,366	0		24,366
France
Corporate Bonds & Notes						0	3,264	0		3,264
Sovereign Issues						0	7,334	0		7,334
Germany
Corporate Bonds & Notes						0	7,825	0		7,825
Hungary
Sovereign Issues						0	879	0		879
Ireland
Asset-Backed Securities						0	7,446	0		7,446
Corporate Bonds & Notes						0	1,053	0		1,053
Non-Agency Mortgage-Backed Securities						0	1,248	0		1,248
Israel
Sovereign Issues						0	1,443	0		1,443
Italy
Corporate Bonds & Notes						0	3,262	0		3,262
Sovereign Issues						0	1,375	0		1,375
Japan
Corporate Bonds & Notes						0	440	0		440
Sovereign Issues						0	43,412	0		43,412
Jersey, Channel Islands
Asset-Backed Securities						0	1,695	0		1,695
Luxembourg
Corporate Bonds & Notes						0	986	0		986
Malaysia
Corporate Bonds & Notes						0	579	0		579
Multinational

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2023 (Unaudited)

Corporate Bonds & Notes	0	1,220	0	1,220
New Zealand
Sovereign Issues	0	321	0	321
Peru
Corporate Bonds & Notes	0	561	0	561
Sovereign Issues	0	837	0	837
Poland
Sovereign Issues	0	1,964	0	1,964
Qatar
Corporate Bonds & Notes	0	241	0	241
Republic of Korea
Sovereign Issues	0	2,898	0	2,898
Romania
Sovereign Issues	0	4,729	0	4,729
Saudi Arabia
Sovereign Issues	0	3,454	0	3,454
Serbia
Sovereign Issues	0	314	0	314
South Korea
Sovereign Issues	0	21,444	0	21,444
Spain
Corporate Bonds & Notes	0	980	0	980
Sovereign Issues	0	4,423	0	4,423
Switzerland
Corporate Bonds & Notes	0	6,988	0	6,988
United Arab Emirates
Corporate Bonds & Notes	0	400	0	400
United Kingdom
Corporate Bonds & Notes	0	16,377	0	16,377
Non-Agency Mortgage-Backed Securities	0	11,952	0	11,952
Sovereign Issues	0	5,512	0	5,512
United States
Asset-Backed Securities	0	21,410	172	21,582
Corporate Bonds & Notes	0	11,604	0	11,604
Loan Participations and Assignments	0	1,994	0	1,994
Municipal Bonds & Notes	0	545	0	545
Non-Agency Mortgage-Backed Securities	700	30,508	129	31,337
U.S. Government Agencies	0	186,884	0	186,884
U.S. Treasury Obligations	0	35,727	0	35,727
Short-Term Instruments
Commercial Paper	0	2,188	0	2,188
Repurchase Agreements	0	323	0	323
Argentina Treasury Bills	0	57	0	57
Japan Treasury Bills	0	116,125	0	116,125

	$700	$666,631	$301	$667,632
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,566	$0	$0	$23,566

Total Investments	$24,266	$666,631	$301	$691,198

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(56,520)	$0	$(56,520)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,066	540	0	1,606
Over the counter	0	15,712	0	15,712

	$1,066	$16,252	$0	$17,318
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(947)	(1,365)	0	(2,312)
Over the counter	0	(3,073)	0	(3,073)

	$(947)	$(4,438)	$0	$(5,385)

Total Financial Derivative Instruments	$119	$11,814	$0	$11,933

Totals	$24,385	$621,925	$301	$646,611

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$302	$12	$0	$0	$3	$317	$11	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$41,225	$211,599	$(229,600)	$24	$1	$23,249	$1,299	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	SEK	Swedish Krona
CHF	Swiss Franc	ILS	Israeli Shekel	SGD	Singapore Dollar
CLP	Chilean Peso	INR	Indian Rupee	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	USD	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone	MYR	Malaysian Ringgit

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$7	$2
3.625% due 07/09/2035 þ		5	1
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	100	0

Total Argentina (Cost $7)			3

AUSTRALIA 1.3%
SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	400	232
1.000% due 12/21/2030		100	51

Total Australia (Cost $356)			283

CAYMAN ISLANDS 7.4%
ASSET-BACKED SECURITIES 6.6%
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		$108	108
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		100	99
AREIT Trust 6.525% due 11/17/2038 •		66	66
BDS Ltd. 6.795% due 12/16/2036 •		100	98
Brightspire Capital Ltd. 6.592% due 08/19/2038 •		100	97
GPMT Ltd. 6.788% due 12/15/2036 •		100	97
Halseypoint CLO Ltd. 6.688% due 07/20/2031 •		94	94
LoanCore Issuer Ltd.
6.747% due 11/15/2038 •		100	97
6.863% due 01/17/2037 •		100	98
MF1 Ltd.
6.525% due 10/16/2036 •		100	98
6.545% due 07/16/2036 •		99	98
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •		100	98
Starwood Mortgage Trust 6.663% due 11/15/2038 •		100	98
TCI-Symphony CLO Ltd. 6.583% due 10/13/2032 •		100	100
TPG Real Estate Finance Issuer Ltd. 6.963% due 02/15/2039 •		100	98
Venture CLO Ltd. 6.608% due 04/20/2029 •		21	21

			1,465

CORPORATE BONDS & NOTES 0.8%
Sands China Ltd. 5.650% due 08/08/2028		200	188

Total Cayman Islands (Cost $1,689)			1,653

CHINA 5.0%
SOVEREIGN ISSUES 5.0%
China Government International Bond
2.440% due 10/15/2027	CNY	5,340	729
2.680% due 05/21/2030		1,100	151
3.190% due 04/15/2053		200	29
3.530% due 10/18/2051		800	119
3.720% due 04/12/2051		600	92

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total China (Cost $1,213)			1,120

DENMARK 3.6%
CORPORATE BONDS & NOTES 3.6%
Jyske Realkredit AS
1.000% due 04/01/2024	DKK	400	56
1.000% due 10/01/2050		1,158	111
1.500% due 10/01/2053		99	10
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		900	126
1.000% due 10/01/2050		2,595	242
1.500% due 10/01/2053		95	10
Nykredit Realkredit AS
1.000% due 10/01/2050		1,150	112
1.500% due 10/01/2053		480	50
Realkredit Danmark AS
1.000% due 04/01/2024		300	42
1.000% due 10/01/2050		283	28
1.500% due 10/01/2053		191	20

Total Denmark (Cost $1,127)			807

FRANCE 2.0%
SOVEREIGN ISSUES 2.0%
France Government International Bond
0.500% due 05/25/2072	EUR	50	17
0.750% due 05/25/2052		250	125
2.000% due 05/25/2048		220	166
3.250% due 05/25/2045		140	136

Total France (Cost $739)			444

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	95
1.750% due 11/19/2030 •		100	84
2.625% due 02/12/2026		200	202

Total Germany (Cost $484)			381

IRELAND 2.0%
ASSET-BACKED SECURITIES 1.6%
Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	99	104
4.535% due 12/15/2031 •		244	252

			356

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Shamrock Residential DAC 4.719% due 01/24/2061 •		79	83

Total Ireland (Cost $483)			439

ISRAEL 0.2%
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 2.000% due 03/31/2027	ILS	200	49

Total Israel (Cost $61)			49

ITALY 1.9%
SOVEREIGN ISSUES 1.9%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	196
Italy Buoni Poliennali Del Tesoro 4.000% due 10/30/2031	EUR	100	103
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	123

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Italy (Cost $455)			422

JAPAN 8.5%
SOVEREIGN ISSUES 8.5%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	182
Japan Government International Bond
0.005% due 03/01/2024	JPY	20,000	134
0.005% due 04/01/2024		20,000	134
0.005% due 05/01/2024		10,000	67
0.005% due 10/01/2024		45,000	301
0.100% due 03/10/2028 (f)		39,538	279
0.300% due 06/20/2046		26,100	134
0.500% due 09/20/2046		45,200	243
0.700% due 12/20/2048		35,750	196
0.700% due 06/20/2051		12,500	66
0.700% due 09/20/2051		4,000	21
1.200% due 09/20/2035		19,950	138

Total Japan (Cost $2,577)			1,895

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond 3.875% due 02/14/2033	EUR	100	102

Total Poland (Cost $108)			102

REPUBLIC OF KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Korea Government International Bond 3.250% due 06/10/2033	KRW	118,230	82

Total Republic of Korea (Cost $88)			82

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
2.000% due 04/14/2033	EUR	50	36
2.124% due 07/16/2031		100	79
2.750% due 04/14/2041		15	9

Total Romania (Cost $198)			124

SAUDI ARABIA 0.9%
SOVEREIGN ISSUES 0.9%
Saudi Government International Bond 4.875% due 07/18/2033		$200	190

Total Saudi Arabia (Cost $198)			190

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	83

Total Serbia (Cost $116)			83

SOUTH KOREA 4.3%
SOVEREIGN ISSUES 4.3%
Korea Government International Bond
1.375% due 12/10/2029	KRW	44,900	29
2.000% due 06/10/2031		54,110	35
2.125% due 06/10/2027		65,000	45
2.375% due 12/10/2027		80,000	56
2.375% due 12/10/2028		402,460	276
2.625% due 06/10/2028		194,680	136
3.250% due 03/10/2028		64,330	46
3.250% due 09/10/2042		23,830	16
4.250% due 12/10/2032		340,060	256
5.500% due 03/10/2028		80,000	63

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total South Korea (Cost $1,134)			958

SPAIN 1.9%
CORPORATE BONDS & NOTES 0.9%
CaixaBank SA 6.208% due 01/18/2029 •		$200	196

SOVEREIGN ISSUES 1.0%
Spain Government International Bond
1.450% due 10/31/2071	EUR	75	33
3.450% due 07/30/2066		120	101
3.900% due 07/30/2039		100	101

			235

Total Spain (Cost $540)			431

SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
UBS Group AG
2.875% due 04/02/2032 •	EUR	100	91
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		100	106
7.750% due 03/01/2029 •		100	117

Total Switzerland (Cost $301)			314

UNITED KINGDOM 6.1%
CORPORATE BONDS & NOTES 1.7%
HSBC Holdings PLC 4.041% due 03/13/2028 •		$200	185
NatWest Group PLC 5.076% due 01/27/2030 •		200	187

			372

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
Eurosail PLC
3.982% due 03/13/2045 •	EUR	1	1
5.498% due 03/13/2045 •	GBP	1	2
Mansard Mortgages PLC 5.988% due 12/15/2049 •		35	42
Newgate Funding PLC 6.581% due 12/15/2050 •		74	86
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •		56	69
Ripon Mortgages PLC 5.919% due 08/28/2056 •		145	176
RMAC Securities PLC
3.950% due 06/12/2044 •	EUR	56	57
5.508% due 06/12/2044 •	GBP	66	77
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •		62	75
Trinity Square PLC 6.000% due 07/15/2059 •		60	73

			658

SOVEREIGN ISSUES 1.5%
United Kingdom Gilt
1.250% due 07/31/2051		100	56
1.500% due 07/31/2053		100	58
1.750% due 01/22/2049		100	67
3.250% due 01/22/2044		150	145

			326

Total United Kingdom (Cost $1,689)			1,356

UNITED STATES 59.1%
ASSET-BACKED SECURITIES 5.2%
Citigroup Mortgage Loan Trust 5.824% due 06/25/2037 •		$101	99
Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 •		13	12
5.654% due 06/25/2047 •		176	166
5.914% due 04/25/2037 •		30	25
6.094% due 08/25/2035 •		65	63

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

LCCM Trust 6.647% due 12/13/2038 •	100	98
LMREC LLC 6.488% due 04/22/2037 •	8	8
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.064% due 02/25/2036 •	99	88
PRET LLC 1.843% due 09/25/2051 þ	73	66
Renaissance Home Equity Loan Trust 7.984% due 12/25/2032 «•	17	13
Saxon Asset Securities Trust 7.184% due 12/25/2037 •	47	39
SG Mortgage Securities Trust 5.584% due 10/25/2036 •	113	102
SMB Private Education Loan Trust
1.290% due 07/15/2053	41	36
6.763% due 02/16/2055 •	77	76
Structured Asset Investment Loan Trust 7.159% due 10/25/2034 •	116	115
Structured Asset Securities Corp. Mortgage Loan Trust 5.569% due 07/25/2036 •	2	2
Terwin Mortgage Trust 6.374% due 11/25/2033 •	1	1
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	50	49
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	100	98

		1,156

CORPORATE BONDS & NOTES 0.8%
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	100	87
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	100	97

		184

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 7.101% - 7.116% due 02/01/2027	93	93

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Bear Stearns ALT-A Trust 4.491% due 11/25/2036 ^~	50	26
BIG Commercial Mortgage Trust 6.674% due 02/15/2039 •	100	98
Chase Mortgage Finance Trust 4.526% due 07/25/2037 ~	2	1
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	87	69
5.988% due 09/25/2035 •	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	107	52
Countrywide Alternative Loan Trust 6.000% due 05/25/2036 •	179	80
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	23
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.814% due 08/25/2047 •	74	59
DROP Mortgage Trust 6.596% due 10/15/2043 •	100	93
Extended Stay America Trust 6.526% due 07/15/2038 •	95	94
First Horizon Mortgage Pass-Through Trust 4.010% due 05/25/2037 ^~	9	4
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~	93	74
GSR Mortgage Loan Trust 4.481% due 11/25/2035 ~	10	10
HarborView Mortgage Loan Trust 6.002% due 02/19/2036 •	123	61
Impac CMB Trust 6.154% due 10/25/2034 «•	13	12
IndyMac INDX Mortgage Loan Trust 5.914% due 07/25/2035 •	8	7
JP Morgan Alternative Loan Trust 4.936% due 12/25/2035 ^~	28	21
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	166	132
3.000% due 03/25/2052 ~	89	70
3.000% due 05/25/2052 ~	170	136
4.137% due 02/25/2036 ^~	5	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.307% due 08/15/2032 •	7	6

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust 4.152% due 02/25/2035 ~		2	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		44	41
2.750% due 11/25/2059 ~		46	43
Structured Asset Securities Corp. 5.714% due 01/25/2036 •		11	9
Thornburg Mortgage Securities Trust 7.431% due 06/25/2047 ^•		4	4
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		36	34
2.900% due 10/25/2059 ~		122	112
6.434% due 05/25/2058 •		21	21
WaMu Mortgage Pass-Through Certificates Trust
4.072% due 03/25/2035 «~		15	14
4.216% due 09/25/2036 ~		5	5
4.279% due 03/25/2034 ~		18	18

			1,436

U.S. GOVERNMENT AGENCIES 37.8%
Fannie Mae 3.500% due 01/01/2059		45	38
Freddie Mac
0.000% due 01/15/2038 ~(a)		15	1
4.828% due 01/15/2038 •		15	14
6.028% due 12/15/2037 •		1	1
Ginnie Mae, TBA 3.000% due 10/01/2053		100	85
Uniform Mortgage-Backed Security
2.500% due 01/01/2052		93	74
3.000% due 10/01/2049		69	58
3.500% due 10/01/2039 - 07/01/2050		41	36
4.000% due 06/01/2050		29	26
4.500% due 07/01/2052 - 08/01/2052		193	178
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053		640	570
4.500% due 11/01/2053		1,040	955
5.000% due 10/01/2053		1,100	1,038
5.500% due 11/01/2053		1,300	1,256
6.000% due 11/01/2053		2,000	1,973
6.500% due 11/01/2053		2,100	2,108

			8,411

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025		178	169
0.250% due 01/15/2025		258	248
0.500% due 01/15/2028		607	560
1.125% due 01/15/2033		205	186
2.500% due 01/15/2029 (j)		142	143
U.S. Treasury Notes
2.875% due 04/30/2025		300	289
3.500% due 02/15/2033		100	92
4.000% due 02/29/2028		100	98
4.250% due 12/31/2024		120	118

			1,903

Total United States (Cost $13,696)			13,183

SHORT-TERM INSTRUMENTS 19.0%
COMMERCIAL PAPER 1.1%
AT&T, Inc. 5.700% due 03/19/2024		$250	243

REPURCHASE AGREEMENTS (g) 0.7%			159

ARGENTINA TREASURY BILLS 0.0%
63.157% due 10/18/2023 - 11/23/2023 (c)(d)(f)	ARS	2,051	3

HUNGARY TREASURY BILLS 0.4%
13.178% due 10/05/2023 (d)(e)	HUF	31,000	84

JAPAN TREASURY BILLS 16.8%
(0.162)% due 10/02/2023 - 01/09/2024 (b)(c)(d)	JPY	560,000	3,748

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $4,360)		4,237

Total Investments in Securities (Cost $31,619)		28,556

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short Asset Portfolio	1,581	15
PIMCO Short-Term Floating NAV Portfolio III	129,786	1,262

Total Short-Term Instruments (Cost $1,277)		1,277

Total Investments in Affiliates (Cost $1,277)		1,277

Total Investments 133.9% (Cost $32,896)		$29,833
Financial Derivative Instruments (h)(i) (0.1)%(Cost or Premiums, net $78)		(19)
Other Assets and Liabilities, net (33.8)%		(7,536)

Net Assets 100.0%		$22,278

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$159	U.S. Treasury Notes 0.250% due 09/30/2025	$(162)	$159	$159

Total Repurchase Agreements	$(162)	$159	$159

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (13.9)%
U.S. Government Agencies (13.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	11/01/2053	$2,620	$(2,016)	$(1,995)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2038	400	(348)	(343)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2053	150	(123)	(119)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	200	(169)	(166)

Total Short Sales (13.9)%	$(2,656)	$(2,623)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(37) at a weighted average interest rate of 4.591%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1	$237	$(1)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	7	1,678	(5)	1	0
3-Month SOFR Active Contract March Futures	06/2024	17	4,022	(9)	0	0
3-Month SOFR Active Contract September Futures	12/2025	6	1,440	(5)	1	0
Euro-BTP December Futures	12/2023	2	232	(12)	3	(3)
Euro-Buxl 30-Year Bond December Futures	12/2023	1	129	(11)	3	(3)
Euro-Schatz December Futures	12/2023	7	777	(3)	2	(1)

$(46)	$10	$(7)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	24	$(5,725)	$20	$0	$(2)
3-Month SOFR Active Contract September Futures	12/2024	5	(1,189)	7	0	0
Australia Government 3-Year Bond December Futures	12/2023	3	(203)	1	0	0
Australia Government 10-Year Bond December Futures	12/2023	5	(360)	10	3	0
Euro-Bobl December Futures	12/2023	21	(2,570)	37	16	(19)
Euro-Oat December Futures	12/2023	5	(651)	16	8	(8)
U.S. Treasury 2-Year Note December Futures	12/2023	3	(608)	2	0	0
U.S. Treasury 5-Year Note December Futures	12/2023	25	(2,634)	17	0	(4)
U.S. Treasury 10-Year Note December Futures	12/2023	4	(432)	5	0	(1)
U.S. Treasury 10-Year Ultra December Futures	12/2023	2	(223)	5	0	(1)
United Kingdom Long Gilt December Futures	12/2023	3	(345)	(2)	8	(5)

$118	$35	$(40)

Total Futures Contracts	$72	$45	$(47)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$600	$6	$(2)	$4	$0	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033	1,400	14	0	14	1	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	400	5	0	5	0	(1)

$25	$(2)	$23	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$2,100	$26	$0	$26	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	500	$6	$1	$7	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029	200	5	1	6	0	(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034	1,200	35	(7)	28	0	(6)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054	60	3	(2)	1	0	(1)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	5,590	(1)	0	(1)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033	3,480	1	0	1	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	80,000	1	(1)	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	100,000	1	(4)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	140,000	(12)	1	(11)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.035	Semi-Annual	11/29/2029	20,000	0	(6)	(6)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031	30,000	(3)	(10)	(13)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031	22,000	(8)	(1)	(9)	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(6)	(12)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		10,000	0	12	12	1	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028	SGD	180	(3)	0	(3)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		300	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$1,100	41	0	41	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		400	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		400	0	(10)	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		150	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		350	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		1,200	(4)	27	23	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		2,500	5	36	41	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		360	3	7	10	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		700	0	2	2	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,807	9	41	50	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	45	45	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	27	28	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		1,800	(15)	211	196	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		400	15	38	53	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		500	0	(9)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		300	(4)	(1)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		980	11	42	53	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		900	7	(139)	(132)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,552	22	16	38	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		200	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		100	0	(15)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		400	(39)	(33)	(72)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		200	0	(10)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		100	0	(6)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		500	0	(11)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	(4)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	8	8	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		155	19	11	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032		200	0	20	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		200	2	18	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032		200	0	20	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		290	8	23	31	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		845	(38)	(12)	(50)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	3	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		10	0	(2)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		50	7	(1)	6	0	(1)
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	1,000	(3)	(6)	(9)	0	(3)
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	600	(10)	(17)	(27)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		100	(1)	(5)	(6)	0	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		150	(2)	(11)	(13)	0	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		100	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		350	11	(40)	(29)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		500	(3)	(66)	(69)	1	0
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		150	(21)	(24)	(45)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	(7)	(12)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(6)	(6)	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	3,200	(3)	7	4	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		600	(1)	2	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		1,400	1	0	1	0	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		1,100	3	0	3	0	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	727,700	(6)	(2)	(8)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	700	(2)	1	(1)	0	0
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		700	0	(4)	(4)	0	0
Pay(5)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		800	(1)	(3)	(4)	0	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		500	(3)	(10)	(13)	0	(1)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	7	(15)	(8)	0	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	13,050	0	(1)	(1)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(11)	(17)	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		50	1	(7)	(6)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		1,450	(2)	(15)	(17)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		400	8	(18)	(10)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		800	(11)	(20)	(31)	0	(4)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(4)	(4)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	700	(5)	(3)	(8)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		200	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		200	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		100	0	(1)	(1)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		1,700	1	0	1	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		1,020	7	(10)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(10)	(10)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		5,100	34	(44)	(10)	4	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(6)	12	6	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,760	(28)	(53)	(81)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(41)	(38)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		770	7	37	44	0	(3)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(12)	(12)	0	0
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	3,400	(5)	(32)	(37)	2	0
Pay(5)	CAONREPO Index	4.600	Annual	08/30/2025		1,000	0	(2)	(2)	1	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		500	(8)	(20)	(28)	1	0
Receive(5)	CAONREPO Index	3.250	Semi-Annual	12/20/2033		200	2	8	10	0	(1)

							$21	$(146)	$(125)	$20	$(45)

Total Swap Agreements							$72	$(148)	$(76)	$21	$(46)

Cash of $793 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		03/2024			$113		CNH	815	$0		$0
BOA		10/2023		CHF	196		$214		0		0
		10/2023		DKK	1,763		258		8		0
		10/2023			$931		CAD	1,267	2		0
		10/2023			254		DKK	1,791	0		0
		10/2023			17		MYR	81	0		0
		10/2023			3		NZD	5	0		0
		11/2023		CLP	294		$0		0		0
		11/2023		DKK	1,788		254		0		0
		11/2023		NZD	5		3		0		0
		11/2023			$214		CHF	196	0		0
		11/2023			30		PEN	113	0		(1)
		12/2023		JPY	60,000		$418		13		0
		12/2023		KRW	105,889		80		1		0
		12/2023			$26		INR	2,165	0		0
		02/2024			458		CNY	3,234	0		(9)
		03/2024		CNH	95		$13		0		0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

	03/2024		$158	CNH	1,147	0	0
	03/2024		2	IDR	29,590	0	0
BPS	10/2023	BRL	192		$38	0	0
	10/2023	DKK	1,920		281	8	0
	10/2023	EUR	6,021		6,380	15	0
	10/2023	KRW	132,491		100	2	0
	10/2023	TWD	3,189		100	1	0
	10/2023		$39	BRL	192	0	(1)
	10/2023		42	COP	167,833	0	(1)
	10/2023		31	EUR	29	0	0
	10/2023		107	GBP	87	0	(1)
	10/2023		100	IDR	1,535,244	0	(1)
	10/2023		100	INR	8,307	0	0
	10/2023		878	JPY	127,400	0	(26)
	10/2023		109	MYR	513	0	0
	10/2023		157	SEK	1,702	0	(1)
	10/2023		178	THB	6,331	0	(4)
	11/2023	EUR	56		$59	0	0
	11/2023		$6,339	EUR	5,975	0	(15)
	11/2023		70	MXN	1,234	0	0
	12/2023	KRW	185,493		$140	2	0
	02/2024		$812	CNY	5,767	0	(13)
	03/2024	CNH	1,272		$176	1	0
	03/2024	IDR	335,402		22	0	0
	03/2024	TWD	1,422		45	1	0
	03/2024		$110	CNH	794	0	(1)
	03/2024		19	IDR	285,374	0	0
	04/2024	DKK	689		$103	4	0
BRC	10/2023	JPY	140,000		988	51	0
	10/2023	NZD	7		4	0	0
	10/2023	SEK	1,695		155	0	0
	10/2023		$12	EUR	11	0	0
	10/2023		25	GBP	20	0	(1)
	11/2023	JPY	60,000		$422	17	0
	11/2023		$111	AUD	174	1	0
	11/2023		155	SEK	1,693	0	0
	12/2023	TWD	1,301		$41	0	0
	01/2024		$79	PLN	347	0	0
	04/2024	DKK	886		$132	5	0
	04/2024	JPY	20,000		164	26	0
	05/2024		10,000		81	12	0
CBK	10/2023	AUD	77		50	0	0
	10/2023	CAD	27		20	0	0
	10/2023	NOK	198		18	0	0
	10/2023		$0	CLP	135	0	0
	11/2023	GBP	25		$31	0	0
	11/2023		$45	CLP	38,833	0	(2)
	11/2023		18	NOK	197	0	0
	12/2023	ILS	28		$7	0	0
	12/2023	JPY	90,000		608	0	0
	12/2023	KRW	5,638		4	0	0
	12/2023		$99	MXN	1,714	0	(1)
DUB	10/2023	JPY	105,495		$710	4	0
	10/2023		$61	CZK	1,409	0	0
	10/2023		101	THB	3,584	0	(2)
	11/2023		710	JPY	104,994	0	(4)
	11/2023		28	RON	130	0	0
	12/2023	CLP	18,488		$21	0	0
	12/2023	KRW	70,601		53	1	0
	03/2024		$76	CNH	546	0	0
FAR	10/2023	BRL	192		$40	1	0
	10/2023		$38	BRL	192	0	0
	11/2023		40		193	0	(1)
GLM	10/2023	CAD	291		$215	1	0
	10/2023	MXN	582		33	0	0
	10/2023	MYR	11		2	0	0
	10/2023		$41	MXN	701	0	(1)
	11/2023		106	BRL	532	0	(1)
	12/2023	MXN	3,150		$182	3	0
	12/2023		$26	MXN	461	0	0
	03/2024	CNH	640		$89	0	0
	03/2024		$49	CNH	355	0	0
	03/2024		26	IDR	398,585	0	0
JPM	10/2023	CAD	24		$18	0	0
	10/2023	NOK	1,331		123	0	(1)
	10/2023		$203	CNY	1,462	0	0
	10/2023		267	DKK	1,891	1	0
	10/2023		341	MXN	5,978	2	0
	11/2023	DKK	1,888		$267	0	(1)
	11/2023	MXN	1		0	0	0
	11/2023		$123	NOK	1,330	1	0
	12/2023	TWD	1,623		$51	1	0
	12/2023		$45	INR	3,749	0	0
	12/2023		25	MXN	425	0	(1)
	12/2023		78	SGD	105	0	0
	02/2024	CNY	1,455		$203	2	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

03/2024	$2	IDR	24,347	0	0
10/2024	JPY	20,000	$161	19	0
MBC	10/2023	CAD	925	684	3	0
10/2023	EUR	37	40	1	0
10/2023	JPY	50,000	365	29	0
10/2023	$6,457	EUR	5,972	0	(143)
10/2023	421	GBP	335	0	(13)
10/2023	2	HUF	713	0	0
10/2023	56	NZD	95	1	0
10/2023	20	THB	701	0	0
11/2023	JPY	160,000	$1,129	51	0
11/2023	$684	CAD	924	0	(3)
12/2023	KRW	32,188	$24	0	0
01/2024	$4	HUF	1,386	0	0
03/2024	JPY	20,001	$164	26	0
03/2024	TWD	142	4	0	0
10/2024	JPY	15,000	120	14	0
MYI	10/2023	AUD	508	326	0	(1)
10/2023	MYR	40	9	0	0
10/2023	$82	AUD	127	0	0
10/2023	26	GBP	21	0	0
11/2023	317	AUD	493	1	0
12/2023	KRW	309,836	$234	4	0
02/2024	$477	CNY	3,377	0	(9)
03/2024	108	CNH	778	0	0
03/2024	207	IDR	3,178,941	0	(2)
10/2024	JPY	10,000	$82	11	0
NGF	10/2023	386,006	2,597	14	0
10/2023	THB	3,049	83	0	(1)
11/2023	$2,597	JPY	384,177	0	(14)
12/2023	102	INR	8,417	0	(1)
03/2024	TWD	1,698	$54	1	0
RBC	10/2023	$1,682	JPY	243,835	0	(51)
12/2023	INR	918	$11	0	0
12/2023	$39	KRW	51,445	0	(1)
RYL	03/2024	IDR	277,439	$18	0	0
SCX	10/2023	JPY	3,000	20	0	0
10/2023	NZD	93	55	0	(1)
10/2023	$203	CNY	1,465	0	0
10/2023	24	MYR	113	0	0
11/2023	EUR	46	$49	0	0
12/2023	TWD	868	28	1	0
12/2023	$37	INR	3,114	0	0
12/2023	0	KRW	55	0	0
02/2024	CNY	1,459	$203	1	0
03/2024	$105	CNH	763	0	0
03/2024	16	IDR	249,740	0	0
SOG	03/2024	TWD	1,512	$48	0	0
SSB	10/2023	GBP	18	22	1	0
10/2023	$144	NOK	1,529	0	(1)
12/2023	KRW	5,724	$4	0	0
TOR	10/2023	GBP	445	541	0	(2)
10/2023	JPY	64,220	431	1	0
10/2023	$1,303	JPY	190,550	0	(28)
11/2023	541	GBP	445	2	0
11/2023	451	JPY	66,971	0	(1)
12/2023	22	INR	1,872	0	0
03/2024	51	CNH	369	0	0
UAG	10/2023	406	AUD	632	1	(1)
10/2023	224	CHF	196	0	(10)
10/2023	0	CZK	1	0	0
10/2023	32	ZAR	611	0	0
12/2023	KRW	73,888	$56	1	0

Total Forward Foreign Currency Contracts	$370	$(373)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC USD versus MXN	MXN	17.150	12/08/2023	74	$1	$1

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	$500	$1	$2
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	125	4	20
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	400	1	1

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	700	1	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	600	1	1
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	700	1	1
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	700	1	1
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,800	4	8

$14	$35

Total Purchased Options	$15	$36

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Call - OTC USD versus MXN	MXN	18.200	10/11/2023	74	$(1)	$0
Put - OTC USD versus MXN	16.600	12/08/2023	74	0	0

$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$100	$0	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	100	0	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	1,000	(3)	(28)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	500	(1)	(1)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	100	0	(1)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	400	(1)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(3)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	100	0	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	100	0	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	100	0	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	100	(1)	(2)
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	100	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	0
Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	100	0	0
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	100	0	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(2)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,800	(2)	(4)

$(22)	$(55)

Total Written Options	$(23)	$(55)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$50	$(1)	$2	$1	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	50	(2)	2	0	0

$(3)	$4	$1	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$151	$1	$(1)	$0	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	200	138	0	1	1	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	0	0	(1)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	100	72	1	(1)	0	0

$1	$(1)	$1	$(1)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR	1,440	$5	$0	$5	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	410	3	0	3	0

$8	$0	$8	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$400	$5	$7	$12	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	200	2	3	5	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	100	1	3	4	0

								$8	$13	$21	$0

Total Swap Agreements								$14	$16	$31	$(1)

(j)

Securities with an aggregate market value of $24 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3	$0	$3
Australia
Sovereign Issues	0	283	0	283
Cayman Islands
Asset-Backed Securities	0	1,465	0	1,465
Corporate Bonds & Notes	0	188	0	188
China
Sovereign Issues	0	1,120	0	1,120
Denmark
Corporate Bonds & Notes	0	807	0	807
France
Sovereign Issues	0	444	0	444
Germany
Corporate Bonds & Notes	0	381	0	381
Ireland
Asset-Backed Securities	0	356	0	356
Non-Agency Mortgage-Backed Securities	0	83	0	83
Israel
Sovereign Issues	0	49	0	49
Italy
Sovereign Issues	0	422	0	422
Japan
Sovereign Issues	0	1,895	0	1,895
Poland
Sovereign Issues	0	102	0	102
Republic of Korea
Sovereign Issues	0	82	0	82
Romania
Sovereign Issues	0	124	0	124
Saudi Arabia
Sovereign Issues	0	190	0	190
Serbia
Sovereign Issues	0	83	0	83
South Korea
Sovereign Issues	0	958	0	958
Spain
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	235	0	235
Switzerland
Corporate Bonds & Notes	0	314	0	314
United Kingdom
Corporate Bonds & Notes	0	372	0	372
Non-Agency Mortgage-Backed Securities	0	658	0	658
Sovereign Issues	0	326	0	326
United States
Asset-Backed Securities	0	1,143	13	1,156
Corporate Bonds & Notes	0	184	0	184
Loan Participations and Assignments	0	93	0	93
Non-Agency Mortgage-Backed Securities	0	1,410	26	1,436
U.S. Government Agencies	0	8,411	0	8,411
U.S. Treasury Obligations	0	1,903	0	1,903
Short-Term Instruments
Commercial Paper	0	243	0	243
Repurchase Agreements	0	159	0	159
Argentina Treasury Bills	0	3	0	3
Hungary Treasury Bills	0	84	0	84
Japan Treasury Bills	0	3,748	0	3,748

	$0	$28,517	$39	$28,556
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,277	$0	$0	$1,277

Total Investments	$1,277	$28,517	$39	$29,833

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(2,623)	$0	$(2,623)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	42	24	0	66
Over the counter	0	437	0	437

	$42	$461	$0	$503
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(54)	0	(93)
Over the counter	0	(429)	0	(429)

	$(39)	$(483)	$0	$(522)

Total Financial Derivative Instruments	$3	$(22)	$0	$(19)

Totals	$1,280	$25,872	$39	$27,191

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14	$1	$0	$0	$0	$15	$1	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$522	$9,739	$(9000)	$1	$0	$1,262	$39	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	USD	United States Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	ZAR	South African Rand
DKK	Danish Krone	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	SIBCSORA	Singapore Overnight Rate Average

Other Abbreviations:
ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.5% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$412	$365

Total Corporate Bonds & Notes (Cost $412)		365

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,778
3.000% due 09/25/2046	2,264	1,595
3.580% due 08/01/2030	1,700	1,523
3.600% due 02/01/2040	1,247	1,104
3.958% due 01/01/2033 •	2	2
4.250% due 05/25/2037	100	85
5.000% due 04/25/2032 - 08/25/2033	144	139
5.462% due 07/25/2037 •	3	3
5.500% due 12/25/2035	41	41
6.080% due 09/01/2028	64	68
6.500% due 07/25/2031	25	25
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,785
0.000% due 12/15/2042 •	248	170
3.000% due 04/15/2053	1,244	937
3.500% due 01/15/2048	611	505
4.000% due 06/15/2032 - 09/15/2044	4,883	4,442
4.098% due 03/25/2036 ~	156	145
4.922% due 01/25/2036 ~	143	133
5.500% due 02/15/2034	101	99
5.618% due 10/15/2043 •	883	860
5.826% due 10/25/2044 •	282	254
5.828% due 01/15/2033 •	2	2
6.750% due 03/15/2031	100	112
7.000% due 12/01/2031	2	2
Ginnie Mae
3.000% due 08/20/2030 •	1	1
3.500% due 01/20/2044	643	563
6.000% due 08/20/2033	308	306
Ginnie Mae, TBA
4.000% due 10/01/2053	7,300	6,578
4.500% due 10/01/2053	1,700	1,571
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	474
0.000% due 01/15/2030 (b)	2,500	1,837
Tennessee Valley Authority Principal STRIPS 0.000% due 05/01/2030 (b)	800	580
U.S. Small Business Administration 5.290% due 12/01/2027	23	23
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	117	95
4.000% due 08/01/2048	5	5
Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	1,200	994
4.000% due 10/01/2053	400	356
4.500% due 11/01/2053	3,800	3,490
5.500% due 11/01/2053	8,900	8,599
6.000% due 10/01/2053 - 11/01/2053	14,200	14,008
6.500% due 10/01/2053	1,700	1,708

Total U.S. Government Agencies (Cost $60,232)		56,997

U.S. TREASURY OBLIGATIONS 111.1%
U.S. Treasury Bonds
1.125% due 05/15/2040 (e)	52,630	30,231
1.125% due 08/15/2040 (e)	102,880	58,525
1.375% due 11/15/2040 (e)	21,220	12,568
1.750% due 08/15/2041	3,300	2,056
1.875% due 02/15/2041 (e)	22,200	14,330
1.875% due 02/15/2051 (e)	2,650	1,486
2.000% due 11/15/2041	7,900	5,130
2.000% due 02/15/2050 (e)	36,908	21,547
2.250% due 05/15/2041 (e)	14,200	9,749

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

2.250% due 02/15/2052	400	246
2.375% due 02/15/2042 (e)	6,500	4,495
2.500% due 02/15/2045 (i)	450	306
2.500% due 02/15/2046 (e)	3,680	2,471
2.750% due 11/15/2042	5,600	4,090
2.875% due 05/15/2049 (e)(g)(i)	1,550	1,106
2.875% due 05/15/2052 (e)(i)	400	284
3.000% due 11/15/2044 (e)(i)	540	403
3.000% due 05/15/2045 (e)(i)	470	349
3.000% due 11/15/2045	10,100	7,474
3.000% due 08/15/2048	10,980	8,029
3.000% due 02/15/2049 (e)	65,070	47,575
3.000% due 08/15/2052 (e)	13,900	10,132
3.125% due 11/15/2041 (e)	25,610	20,143
3.125% due 08/15/2044 (e)(i)	440	336
3.125% due 05/15/2048	3,730	2,794
3.250% due 05/15/2042 (e)	1,000	797
3.375% due 08/15/2042	11,300	9,158
3.625% due 08/15/2043 (e)	2,400	2,003
3.625% due 05/15/2053 (e)	31,800	26,337
4.000% due 11/15/2042 (e)	17,400	15,446
4.000% due 11/15/2052 (e)	85,240	75,571
4.375% due 05/15/2041 (e)	9,920	9,356
4.375% due 08/15/2043 (e)	8,600	8,025
4.750% due 02/15/2041 (e)(i)	2,690	2,661
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (e)	3,198	2,681
0.625% due 07/15/2032 (e)	7,049	6,147
1.125% due 01/15/2033	1,211	1,094
U.S. Treasury Notes
3.875% due 05/15/2043 (e)	15,600	13,565
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,096
0.000% due 05/15/2034 (a)	500	302
0.000% due 08/15/2034 (a)	1,270	758
0.000% due 08/15/2035 (a)(e)	25,270	14,327
0.000% due 08/15/2036 (a)	18,000	9,677
0.000% due 11/15/2036 (a)	2,700	1,430
0.000% due 05/15/2041 (b)	10	4
0.000% due 08/15/2041 (a)	20	8
0.000% due 11/15/2041 (b)	260	103
0.000% due 05/15/2042 (b)	320	124
0.000% due 08/15/2042 (b)	80	31
0.000% due 11/15/2042 (b)	20	8

Total U.S. Treasury Obligations (Cost $623,079)		466,564

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%
Ashford Hospitality Trust
6.405% due 04/15/2035 •	185	182
6.505% due 06/15/2035 •	213	211
Atrium Hotel Portfolio Trust
6.560% due 12/15/2036 •	388	367
6.580% due 06/15/2035 •	200	196
BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	1,000	993
6.480% due 09/15/2034 •	300	299
BANK 4.046% due 03/15/2061 ~	500	462
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	435
Bear Stearns Adjustable Rate Mortgage Trust
4.500% due 04/25/2033 «~	5	5
4.875% due 04/25/2033 «~	2	2
Beast Mortgage Trust 6.497% due 03/15/2036 •	100	87
Benchmark Mortgage Trust 4.016% due 03/15/2052	2,300	2,057
BWAY Mortgage Trust 3.454% due 03/10/2033	700	658
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,700	1,697
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	1,600	1,479
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,474
3.942% due 04/10/2033 ~	500	418
Countrywide Alternative Loan Trust 5.854% due 05/25/2035 •	19	17
Countrywide Home Loan Mortgage Pass-Through Trust 6.074% due 03/25/2035 •	29	24
Credit Suisse First Boston Mortgage Securities Corp. 4.924% due 11/25/2032 «~	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.274% due 07/25/2033 «~	1	1

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

Credit Suisse Mortgage Capital Trust 6.847% due 07/15/2038 •	865	767
DBGS Mortgage Trust 6.225% due 06/15/2033 •	200	188
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	1,854
6.508% due 12/19/2030 •	100	99
Extended Stay America Trust 6.526% due 07/15/2038 •	1,236	1,226
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	447
HarborView Mortgage Loan Trust
5.882% due 05/19/2035 •	13	12
Hilton USA Trust 3.719% due 11/05/2038	2,100	1,946
Impac CMB Trust 5.326% due 09/25/2034 «þ	74	74
JP Morgan Chase Commercial Mortgage Securities Trust 6.830% due 12/15/2031 •	254	217
JP Morgan Mortgage Trust
4.190% due 07/25/2035 ~	20	19
6.329% due 12/25/2049 •	20	19
Morgan Stanley Capital Trust
6.594% due 07/15/2035 •	200	199
6.616% due 12/15/2038 •	1,100	1,028
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	437
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	88	82
2.750% due 11/25/2059 ~	370	340
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	19	14
Sequoia Mortgage Trust 6.139% due 07/20/2033 •	14	13
SFO Commercial Mortgage Trust 6.596% due 05/15/2038 •	1,000	911
Structured Adjustable Rate Mortgage Loan Trust 5.874% due 05/25/2037 •	34	29
Structured Asset Mortgage Investments Trust
6.102% due 09/19/2032 •	8	8
6.282% due 10/19/2033 •	9	8
Tharaldson Hotel Portfolio Trust 6.492% due 11/11/2034 •	162	160
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	600	501
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,740
WaMu Mortgage Pass-Through Certificates Trust
5.626% due 08/25/2046 •	59	54
6.126% due 10/25/2046 •	21	19
Washington Mutual Mortgage Pass-Through Certificates Trust
4.486% due 05/25/2033 «~	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	230

Total Non-Agency Mortgage-Backed Securities (Cost $26,002)		23,710

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust 6.434% due 11/25/2042 •	17	17
ECMC Group Student Loan Trust 6.179% due 02/27/2068 •	144	141
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	563
2.330% due 06/26/2028	700	619
JP Morgan Mortgage Acquisition Corp. 6.154% due 12/25/2035 •	79	79
MASTR Asset-Backed Securities Trust 6.259% due 10/25/2034 •	384	364
Merrill Lynch Mortgage Investors Trust 6.364% due 07/25/2035 •	382	367
RAAC Trust 6.124% due 11/25/2036 •	49	49
Ready Capital Mortgage Financing LLC 6.965% due 01/25/2037 •	523	525
Renaissance Home Equity Loan Trust 3.925% due 08/25/2033 •	2	2

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

SLM Student Loan Trust 5.916% due 10/25/2029 •	77	77

Total Asset-Backed Securities (Cost $2,956)		2,803

SHORT-TERM INSTRUMENTS 25.4%
REPURCHASE AGREEMENTS (d) 25.4%		106,792

Total Short-Term Instruments (Cost $106,792)		106,792

Total Investments in Securities (Cost $819,473)		657,231

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short Asset Portfolio	1,344,471	13,010
PIMCO Short-Term Floating NAV Portfolio III	480,070	4,667

Total Short-Term Instruments (Cost $18,098)		17,677

Total Investments in Affiliates (Cost $18,098)		17,677

Total Investments 160.7% (Cost $837,571)		$674,908
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $562)		(1,025)
Other Assets and Liabilities, net (60.5)%		(253,936)

Net Assets 100.0%		$419,947

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	5.370%	10/02/2023	10/03/2023	$106,300	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	$(108,954)	$106,300	$106,300
FICC	2.600	09/29/2023	10/02/2023	492	U.S. Treasury Notes 0.250% due 09/30/2025	(502)	492	492

Total Repurchase Agreements	$(109,456)	$106,792	$106,792

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	(0.950)%	09/29/2023	10/02/2023	$(8,087)	$(8,086)
5.330	09/20/2023	10/11/2023	(6,529)	(6,541)
5.360	09/21/2023	10/05/2023	(2,515)	(2,519)
BPG	5.410	08/17/2023	10/05/2023	(4,684)	(4,716)
MSC	5.440	10/02/2023	10/03/2023	(132,695)	(132,695)
TDM	5.460	10/03/2023	10/04/2023	(293,974)	(293,974)
UBS	5.420	08/07/2023	10/10/2023	(83,310)	(84,013)
5.420	09/11/2023	10/30/2023	(13,314)	(13,356)

Total Sale-Buyback Transactions	$(545,900)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2053	$100	$(83)	$(79)

Total Short Sales 0.0%	$(83)	$(79)

(e)	Securities with an aggregate market value of $536,899 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(107,689) at a weighted average interest rate of 4.965%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(233) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2023	50	$10,136	$(32)		$5	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2023	478	$(50,362)	$317		$0	$(75)
U.S. Treasury 10-Year Note December Futures				12/2023	259	(27,988)	506		0	(52)
U.S. Treasury 10-Year Ultra December Futures				12/2023	767	(85,568)	2,092		0	(180)

							$2,915	$0		$(307)

Total Futures Contracts							$2,883	$5		$(307)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.750%	Maturity	12/16/2023	$14,100	$36	$(214)	$(178)	$0	$(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,500	(3)	(46)	(49)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,000	(7)	(20)	(27)	1	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	29,800	65	(3,701)	(3,636)	40	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,700	(13)	(198)	(211)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	600	(2)	(37)	(39)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,800	(10)	(135)	(145)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	18,500	767	3,959	4,726	251	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	3,400	(43)	724	681	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031	1,250	(12)	277	265	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(54)	1,139	1,085	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,500	(7)	99	92	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(2)	(16)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	600	(2)	(25)	(27)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	1,500	(6)	(58)	(64)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	400	(2)	(14)	(16)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	900	(3)	(25)	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	1,800	(6)	(42)	(48)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,500	(6)	(7)	(13)	2	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	(2)	(3)	1	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	1,800	(7)	(8)	(15)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(32)	(34)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	300	(2)	(32)	(34)	1	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

Receive(2)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,799	1,721	0	(17)

Total Swap Agreements	$600	$3,385	$3,985	$320	$(53)

(g)

Securities with an aggregate market value of $442 and cash of $4,260 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	6,000	$365	$1,984

Total Purchased Options	$365	$1,984

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	400	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	400	(1)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	900	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	900	(3)	(8)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	29,100	(361)	(2,880)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	500	(2)	(5)
JPM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	300	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	300	(2)	(10)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	200	(1)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	200	(1)	(5)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	400	(2)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	400	(2)	(12)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,700	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,700	(6)	(33)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,100	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,100	(4)	(11)

Total Written Options	$(403)	$(2,970)

(i)

Securities with an aggregate market value of $787 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$365	$0	$365
U.S. Government Agencies	0	56,997	0	56,997
U.S. Treasury Obligations	0	466,564	0	466,564
Non-Agency Mortgage-Backed Securities	0	23,623	87	23,710
Asset-Backed Securities	0	2,803	0	2,803
Short-Term Instruments
Repurchase Agreements	0	106,792	0	106,792

	$0	$657,144	$87	$657,231
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,677	$0	$0	$17,677

Total Investments	$17,677	$657,144	$87	$674,908

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(79)	$0	$(79)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	325	0	325
Over the counter	0	1,984	0	1,984

	$0	$2,309	$0	$2,309
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(360)	0	(360)
Over the counter	0	(2,970)	0	(2,970)

	$0	$(3,330)	$0	$(3,330)

Total Financial Derivative Instruments	$0	$(1,021)	$0	$(1,021)

Totals	$17,677	$656,044	$87	$673,808

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$12,424	$466	$0	$0	$120	$13,010	$466	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,520	$373,244	$(376,101)	$3	$1	$4,667	$144	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.
BPG	BNP Paribas Securities Corp.	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	TDM	TD Securities (USA) LLC
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UBS	UBS Securities LLC

Currency Abbreviations:
USD	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Qatar National Bank QPSC 6.413% due 10/10/2023 «		$8,200	$8,200

Total Loan Participations and Assignments (Cost $8,199)			8,200

CORPORATE BONDS & NOTES 18.5%
BANKING & FINANCE 13.7%
American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,266
5.958% due 01/10/2025 •		3,100	3,103
Banco Santander SA 3.496% due 03/24/2025		4,600	4,423
Bank of Nova Scotia 5.450% due 06/12/2025		3,500	3,467
Barclays PLC
2.852% due 05/07/2026 •		5,100	4,813
5.304% due 08/09/2026 •		4,500	4,409
BNP Paribas SA 4.705% due 01/10/2025 •		3,900	3,881
BPCE SA 5.975% due 01/18/2027 •		2,100	2,078
Cape Lookout Re Ltd. 10.796% (T-BILL 3MO + 5.350%) due 03/28/2029 ~		1,500	1,456
Capital One Financial Corp.
2.636% due 03/03/2026 •		300	283
4.166% due 05/09/2025 •		4,400	4,320
4.985% due 07/24/2026 •		4,100	3,980
Citigroup, Inc. 6.019% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)		4,800	4,782
Corsair International Ltd. 8.802% due 01/28/2027 •	EUR	4,500	4,722
CPI Property Group SA 2.750% due 05/12/2026		1,000	886
Credit Suisse AG
3.390% due 12/05/2025		1,900	1,977
3.700% due 02/21/2025		$4,400	4,243
4.750% due 08/09/2024		4,100	4,043
Danske Bank AS 3.773% due 03/28/2025 •		4,500	4,434
Deutsche Bank AG
6.119% due 07/14/2026 •		4,000	3,958
6.561% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,397
GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,534
1.250% due 12/08/2023		4,800	4,753
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •		4,100	4,070
HSBC Holdings PLC 6.161% due 03/09/2029 •		5,300	5,250
HSBC USA, Inc. 5.625% due 03/17/2025		1,700	1,690
ING Groep NV 3.869% due 03/28/2026 •		4,500	4,344
JPMorgan Chase & Co. 6.110% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,913
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	3,967
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		3,100	3,074
Mizuho Financial Group, Inc. 5.414% due 09/13/2028 •		4,000	3,917
Morgan Stanley 2.630% due 02/18/2026 •		8,100	7,712
NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,163
NatWest Markets PLC 3.479% due 03/22/2025		4,500	4,339
Nissan Motor Acceptance Co. LLC 1.050% due 03/08/2024		4,000	3,904
Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,918

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		3,200	3,219
Societe Generale SA 2.625% due 01/22/2025		4,200	3,994
Standard Chartered PLC
1.822% due 11/23/2025 •		5,000	4,726
6.273% (SOFRRATE + 0.930%) due 11/23/2025 ~		5,000	4,982
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	4,905
5.464% due 01/13/2026		3,000	2,971
Swedbank AB 5.337% due 09/20/2027		4,100	3,977
Synchrony Bank 5.400% due 08/22/2025		4,300	4,146
Toyota Motor Credit Corp. 5.830% due 08/22/2024 •		4,000	4,004
UBS AG 5.800% due 09/11/2025		3,600	3,587
UBS Group AG
4.488% due 05/12/2026 •		3,300	3,197
6.373% due 07/15/2026 •		4,200	4,186
6.537% due 08/12/2033 •		250	247
UniCredit SpA 7.830% due 12/04/2023		10,700	10,714
Wells Fargo & Co.
2.509% due 10/27/2023 (e)	CAD	6,200	4,556
3.908% due 04/25/2026 •		$2,800	2,699

			201,579

INDUSTRIALS 3.6%
Amgen, Inc.
5.150% due 03/02/2028		283	278
5.250% due 03/02/2025		4,200	4,169
Boeing Co. 1.950% due 02/01/2024		5,000	4,932
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,496
Daimler Truck Finance North America LLC
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~		5,000	5,002
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~		5,000	4,993
Equifax, Inc. 5.100% due 12/15/2027		4,000	3,887
Expedia Group, Inc. 5.000% due 02/15/2026		3,407	3,338
Hyundai Capital America
5.875% due 04/07/2025		4,500	4,486
6.491% due 08/04/2025 •		2,600	2,602
Qorvo, Inc. 1.750% due 12/15/2024		4,600	4,328
Renesas Electronics Corp. 1.543% due 11/26/2024		5,000	4,710
SK Hynix, Inc. 1.000% due 01/19/2024		5,000	4,921

			52,142

UTILITIES 1.2%
AES Corp. 1.375% due 01/15/2026		5,100	4,544
Enel Finance International NV
4.250% due 06/15/2025		4,300	4,176
6.800% due 10/14/2025		5,000	5,060
Pacific Gas & Electric Co.
3.850% due 11/15/2023		400	399
4.950% due 06/08/2025		4,200	4,103

			18,282

Total Corporate Bonds & Notes (Cost $278,881)			272,003

U.S. GOVERNMENT AGENCIES 26.7%
Fannie Mae
1.000% due 01/25/2043		24	20
3.952% due 07/01/2035 •		2	2
4.790% due 12/25/2042 ~		3	3
4.797% due 12/01/2036 •		1	1
5.000% due 04/25/2033		3	3
5.055% due 05/01/2038 •		663	676
5.106% due 09/01/2035 •		24	24
5.462% due 12/25/2036 - 07/25/2037 •		70	68
5.629% due 06/01/2043 •		41	40
5.630% due 07/01/2042 •		19	19
5.680% due 09/01/2041 •		45	44
5.779% due 09/25/2042 - 03/25/2044 •		209	207
6.205% due 11/01/2035 •		11	11

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.328% due 06/17/2027 •	5	5
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	44,411
0.680% due 08/06/2025	18,800	17,297
0.800% due 10/28/2026 (h)(j)	11,800	10,401
0.996% due 08/15/2044 •	876	797
3.590% due 01/25/2025 ~	5,727	5,583
4.000% due 12/01/2047 - 08/01/2048	2,538	2,307
4.739% due 09/01/2035 •	16	16
5.488% due 07/01/2035 •	9	9
5.559% due 08/25/2031 •	34	34
5.826% due 02/25/2045 •	66	63
6.500% due 07/25/2043	25	25
Ginnie Mae
4.973% due 04/20/2066 •	3,759	3,724
5.678% due 06/20/2065 •	800	796
5.952% due 10/20/2065 •	5,179	5,152
5.972% due 07/20/2063 •	593	591
6.232% due 05/20/2066 •	539	535
6.250% due 09/20/2073 ~	7,000	7,011
6.474% due 11/20/2072 •	10,971	11,106
6.484% due 11/20/2072 •	12,588	12,753
6.525% due 07/20/2067 •	4,199	4,202
6.563% due 08/20/2070 •	3,767	3,820
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	58,682	48,625
3.500% due 07/01/2047 - 12/01/2047	32,699	28,666
4.000% due 08/01/2044 - 08/01/2048	3,262	2,957
4.500% due 06/01/2024 - 08/01/2046	330	311
5.000% due 05/01/2027 - 05/01/2053	14,209	13,422
6.000% due 02/01/2033 - 01/01/2039	340	346
6.500% due 04/01/2036	49	49
Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053	41,600	37,079
4.500% due 10/01/2038 - 11/01/2053	47,400	43,546
5.000% due 10/01/2053 - 11/01/2053	80,400	75,882
5.500% due 11/01/2053	10,300	9,952

Total U.S. Government Agencies (Cost $417,243)		392,591

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Notes
2.875% due 05/15/2032 (j)	2,100	1,844
3.625% due 05/15/2026	151,600	146,963
3.875% due 01/15/2026	53,100	51,857
4.125% due 01/31/2025	30,100	29,638

Total U.S. Treasury Obligations (Cost $235,951)		230,302

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%
Adjustable Rate Mortgage Trust 4.391% due 09/25/2035 ^~	112	96
AOA Mortgage Trust 6.322% due 10/15/2038 •	3,320	3,013
Atrium Hotel Portfolio Trust 6.560% due 12/15/2036 •	3,972	3,758
BAMLL Commercial Mortgage Securities Trust 6.430% due 04/15/2036 •	4,500	4,467
Banc of America Funding Trust 4.436% due 01/20/2047 ^~	83	76
Banc of America Mortgage Trust
5.270% due 07/25/2034 «~	106	94
5.347% due 08/25/2034 «~	141	134
5.354% due 05/25/2033 «~	16	13
Bear Stearns Adjustable Rate Mortgage Trust
3.797% due 01/25/2035 ~	868	822
3.900% due 01/25/2034 ~	4	4
4.749% due 07/25/2034 ~	57	52
5.125% due 01/25/2035 «~	23	19
Bear Stearns ALT-A Trust 5.754% due 02/25/2034 •	113	101
Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	157	115
4.710% due 01/26/2036 ^~	192	140
BX Trust
6.081% due 04/15/2039 •	951	921
6.534% due 10/15/2036 •	4,500	4,412
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.714% due 01/25/2035 •	6	5
Citigroup Mortgage Loan Trust
5.282% due 08/25/2035 ^~	51	42
6.980% due 05/25/2035 •	7	7
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •	4,700	4,608
Countrywide Alternative Loan Trust 6.000% due 10/25/2033	5	5

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		25	25
3.861% due 11/25/2034 ~		111	99
4.795% due 11/20/2034 «~		261	239
6.537% due 02/20/2036 ^•		147	135
CRSNT Commercial Mortgage Trust 6.274% due 04/15/2036 •		6,000	5,679
DBGS Mortgage Trust
6.225% due 06/15/2033 •		2,100	1,971
6.842% due 10/15/2036 •		100	93
DROP Mortgage Trust 6.596% due 10/15/2043 •		5,000	4,672
Eurosail PLC 6.288% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	4,168	5,052
First Horizon Alternative Mortgage Securities Trust 6.061% due 09/25/2034 «~		$76	69
First Horizon Mortgage Pass-Through Trust 5.466% due 08/25/2035 ~		45	32
Formentera Issuer PLC 5.983% due 07/28/2047 •	GBP	2,511	3,057
Ginnie Mae
6.114% due 04/20/2072 •		$2,504	2,467
6.214% due 07/20/2073 ~		1,911	1,908
6.214% due 08/20/2073 ~		3,115	3,110
6.284% due 08/20/2073 ~		1,604	1,608
6.314% due 05/20/2073 •		3,021	3,034
6.814% due 08/20/2071 •		1,771	1,799
GMAC Mortgage Corp. Loan Trust 3.631% due 11/19/2035 ~		20	18
Great Hall Mortgages PLC 5.802% due 06/18/2039 •		281	279
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		4,502	3,426
3.000% due 09/25/2052 ~		4,476	3,553
GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		69	65
5.979% due 09/25/2034 ~		20	19
HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~		161	116
5.882% due 05/19/2035 •		30	27
Impac CMB Trust 6.434% due 07/25/2033 «•		10	9
InTown Mortgage Trust 7.821% due 08/15/2039 •		4,200	4,214
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		11	5
Merrill Lynch Mortgage Investors Trust
5.934% due 11/25/2035 •		25	23
6.094% due 09/25/2029 «•		141	123
Natixis Commercial Mortgage Securities Trust 6.397% due 08/15/2038 •		4,300	4,022
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •		4,400	3,932
OBX Trust 3.000% due 01/25/2052 ~		4,446	3,530
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.994% due 12/25/2035 •		160	147
PHHMC Pass - ThroughTrust 5.904% due 07/18/2035 «~		59	54
Prime Mortgage Trust 5.834% due 02/25/2034 •		1	1
Residential Funding Mortgage Securities, Inc. Trust 5.092% due 09/25/2035 ^~		348	232
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •	GBP	3,605	4,409
RESIMAC Bastille Trust 6.083% due 02/03/2053 •		$7,293	7,241
Ripon Mortgages PLC
5.919% due 08/28/2056 •	GBP	6,593	8,015
6.369% due 08/28/2056 •		7,000	8,354
SFO Commercial Mortgage Trust 6.596% due 05/15/2038 •		$2,200	2,003
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •	GBP	4,431	5,410
Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~		$56	48
6.026% due 01/25/2035 ^•		90	75
6.379% due 02/25/2034 ~		40	38
Structured Asset Mortgage Investments Trust
5.994% due 02/25/2036 ^•		38	31
Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	3,641	4,447
6.509% due 07/20/2045 •		2,548	3,109
6.568% due 05/20/2045 •		7,342	8,959
Trinity Square PLC 6.000% due 07/15/2059 •		3,182	3,878

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Waikiki Beach Hotel Trust 6.497% due 12/15/2033 •		$4,500	4,405
WaMu Mortgage Pass-Through Certificates Trust
5.704% due 12/25/2045 •		29	27
6.026% due 06/25/2042 •		4	4
6.114% due 01/25/2045 •		193	181

Total Non-Agency Mortgage-Backed Securities (Cost $152,608)			142,382

ASSET-BACKED SECURITIES 19.0%
ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		45	17
6.334% due 12/25/2034 •		821	737
6.364% due 02/25/2036 ^•		2,762	2,536
Anchorage Capital CLO Ltd. 6.710% due 07/15/2032 •		5,000	4,976
Aqueduct European CLO DAC 4.345% due 07/20/2030 •	EUR	2,071	2,176
Arbor Realty Commercial Real Estate Notes Ltd. 6.797% due 11/15/2036 •		$4,300	4,245
AREIT Trust 6.563% due 01/20/2037 •		4,470	4,412
Ares CLO Ltd.
6.440% due 01/15/2029 •		2,879	2,874
6.622% due 04/18/2031 •		5,000	4,977
Asset-Backed Securities Corp. Home Equity Loan Trust 7.097% due 03/15/2032 «•		26	25
Atlas Static Senior Loan Fund Ltd. 7.908% due 07/15/2030 •		3,702	3,714
Bank of America Auto Trust 5.830% due 05/15/2026		2,200	2,199
Barings CLO Ltd. 6.658% due 01/20/2032 •		4,100	4,084
BDS Ltd. 6.795% due 12/16/2036 •		5,000	4,912
Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		4,303	4,296
6.600% due 01/17/2032 •		3,120	3,112
6.920% due 01/15/2033 •		4,500	4,497
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		5,500	5,440
6.027% due 07/15/2027 •		4,100	4,103
Carlyle Euro CLO DAC 4.671% due 08/15/2032 •	EUR	4,300	4,444
Carmax Auto Owner Trust 3.810% due 09/15/2025		$1,642	1,633
Carvana Auto Receivables Trust
2.570% due 05/12/2025		485	484
5.420% due 04/10/2028		3,940	3,898
CIFC Funding Ltd. 6.557% due 10/24/2030 •		4,678	4,673
Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •		2,100	2,100
6.058% due 04/22/2026 •		2,000	2,005
Countrywide Asset-Backed Certificates Trust 6.134% due 12/25/2033 •		395	379
CQS U.S. CLO Ltd. 7.166% due 07/20/2031 •		3,750	3,750
Credit Suisse First Boston Mortgage Securities Corp. 4.714% due 01/25/2032 •		2	2
Dell Equipment Finance Trust 2.110% due 08/23/2027		166	166
Discover Card Execution Note Trust 6.047% due 12/15/2026 •		4,100	4,104
Dryden Senior Loan Fund 6.590% due 04/15/2029 •		4,398	4,394
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		3,564	3,491
5.760% due 10/22/2029		2,837	2,829
Exeter Automobile Receivables Trust
4.330% due 02/17/2026		2,002	1,998
6.070% due 12/15/2025		2,500	2,499
Flagship Credit Auto Trust 3.280% due 08/15/2025		819	816
Ford Credit Auto Owner Trust
4.850% due 08/15/2035		1,250	1,212
6.073% due 08/15/2025 •		4,121	4,125
Fortress Credit Investments Ltd. 7.165% due 02/23/2039 •		4,600	4,468
Gallatin CLO Ltd. 6.645% due 01/21/2028 •		911	912
GE-WMC Mortgage Securities Trust 5.514% due 08/25/2036 «•		7	3
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		324	323
3.550% due 01/15/2026		1,504	1,494

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

GPMT Ltd. 6.695% due 07/16/2035 •		2,825	2,782
GSAMP Trust 6.019% due 01/25/2036 •		63	64
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		4,500	4,469
3.730% due 09/25/2026		4,500	4,318
HPEFS Equipment Trust 3.150% due 09/20/2029		1,897	1,885
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		2,287	2,278
KREF Ltd. 6.777% due 02/17/2039 •		4,500	4,452
LCM LP 6.452% due 07/19/2027 •		1,899	1,898
LCM Ltd. 6.426% due 07/20/2030 •		3,712	3,720
LL ABS Trust 3.760% due 11/15/2029		1,034	1,025
LMREC LLC 6.488% due 04/22/2037 •		375	376
LoanCore Issuer Ltd.
6.228% due 07/15/2035 •		725	721
6.863% due 01/17/2037 •		4,200	4,132
Lument Finance Trust, Inc. 6.617% due 06/15/2039 •		5,000	4,918
Madison Park Euro Funding DAC 4.463% due 07/15/2032 •	EUR	4,200	4,361
Magnetite Ltd. 6.506% due 11/15/2028 •		$3,386	3,375
Massachusetts Educational Financing Authority 6.563% due 04/25/2038 •		84	84
MF1 LLC 7.477% due 06/19/2037 •		4,300	4,288
MF1 Ltd. 6.677% due 02/19/2037 •		5,000	4,912
MMAF Equipment Finance LLC 5.570% due 09/09/2025		2,184	2,175
Morgan Stanley ABS Capital, Inc. Trust 5.684% due 05/25/2037 •		4,147	3,466
NovaStar Mortgage Funding Trust 5.754% due 05/25/2036 •		1,209	1,177
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,600	4,268
OZLM Ltd. 6.550% due 10/17/2029 •		3,383	3,384
Palmer Square European Loan Funding DAC 4.443% due 04/15/2031 •	EUR	3,308	3,461
PFP Ltd. 7.607% due 08/19/2035 •		$4,000	4,016
Ready Capital Mortgage Financing LLC
6.434% due 04/25/2038 •		2,416	2,397
6.965% due 01/25/2037 •		3,921	3,937
7.787% due 06/25/2037 •		3,996	4,017
Residential Asset Securities Corp. Trust 5.896% due 01/25/2034 •		440	437
Santander Drive Auto Receivables Trust
4.370% due 05/15/2025		366	365
5.810% due 01/15/2026		667	667
5.870% due 03/16/2026		5,315	5,312
SLM Student Loan Trust 5.466% due 10/25/2029 •		310	309
SMB Private Education Loan Trust
3.940% due 02/16/2055		3,370	3,130
5.670% due 11/15/2052		3,000	2,959
6.763% due 02/16/2055 •		3,370	3,349
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		543	542
Sound Point CLO Ltd.
6.568% due 10/20/2030 •		4,083	4,070
6.593% due 07/25/2030 •		3,545	3,537
Steele Creek CLO Ltd. 6.665% due 04/21/2031 •		2,260	2,258
Stonepeak ABS 2.301% due 02/28/2033		2,874	2,609
Structured Asset Investment Loan Trust 6.139% due 03/25/2034 •		204	197
Structured Asset Securities Corp. Mortgage Loan Trust 5.744% due 05/25/2036 •		3,276	3,095
Symphony CLO Ltd. 6.450% due 04/15/2028 •		273	274
Toro European CLO DAC 4.591% due 02/15/2034 •	EUR	5,400	5,591
Towd Point HE Trust 0.918% due 02/25/2063 ~		$1,217	1,142

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •		3,858	3,791
6.963% due 02/15/2039 •		4,600	4,496
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		411	410
TSTAT Ltd. 7.626% due 07/20/2031 •		3,688	3,694
Venture CLO Ltd.
6.578% due 07/20/2030 •		4,327	4,309
6.608% due 04/20/2029 •		1,267	1,267
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,294	2,299
VMC Finance LLC 6.545% due 06/16/2036 •		2,723	2,686
Voya CLO Ltd. 6.520% due 04/17/2030 •		3,708	3,699
Westlake Automobile Receivables Trust 6.443% due 08/15/2025 •		1,239	1,241
Wind River CLO Ltd. 6.650% due 07/15/2031 •		4,800	4,773

Total Asset-Backed Securities (Cost $283,391)			278,398

SOVEREIGN ISSUES 1.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (c)	BRL	123,000	23,789
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	3,463	4

Total Sovereign Issues (Cost $24,516)			23,793

SHORT-TERM INSTRUMENTS 21.6%
COMMERCIAL PAPER 3.6%
Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		$3,500	3,497
5.550% due 10/17/2023		1,550	1,546
American Electric Power Co., Inc.
5.510% due 10/04/2023		750	749
5.570% due 10/16/2023		3,150	3,142
5.580% due 10/23/2023		3,950	3,936
Arrow Electronics, Inc.
5.850% due 10/02/2023		5,300	5,297
5.900% due 10/26/2023 (a)		2,800	2,787
Crown Castle, Inc. 6.000% due 10/31/2023		950	945
Diageo Capital PLC 5.500% due 10/23/2023		3,600	3,587
Dominion Resources, Inc. 5.550% due 10/11/2023		4,300	4,292
Electricite de France SA
5.510% due 10/23/2023		2,250	2,242
5.510% due 10/27/2023		4,500	4,480
Enbridge (U.S.) Inc. 5.560% due 10/03/2023		2,500	2,498
General Motors Financial Co., Inc. 5.630% due 10/13/2023		1,550	1,547
Global Payments, Inc.
6.030% due 10/19/2023		2,500	2,492
6.030% due 10/25/2023		5,000	4,978
Haleon UK Capital PLC 5.560% due 10/02/2023		1,650	1,649
Walgreens Boots Alliance, Inc. 6.050% due 10/13/2023		3,200	3,193

			52,857

REPURCHASE AGREEMENTS (f) 16.3%			238,869

JAPAN TREASURY BILLS 1.7%
(0.164)% due 11/27/2023 (c)(d)	JPY	3,760,000	25,168

U.S. TREASURY BILLS 0.0%
5.343% due 10/05/2023 - 12/14/2023 (b)(c)		$185	185

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $317,629)		317,079

Total Investments in Securities (Cost $1,718,418)		1,664,748

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio	5,776,153	55,896
PIMCO Short-Term Floating NAV Portfolio III	14,381	140

Total Short-Term Instruments (Cost $56,391)		56,036

Total Investments in Affiliates (Cost $56,391)		56,036

Total Investments 117.2% (Cost $1,774,809)		$1,720,784
Financial Derivative Instruments (g)(i) 0.3%(Cost or Premiums, net $(1,611))		3,730
Other Assets and Liabilities, net (17.5)%		(256,751)

Net Assets 100.0%		$1,467,763

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
(e)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				6.019%	01/25/2026	01/18/2022		$4,800	$4,782	0.33%
Wells Fargo & Co.				2.509	10/27/2023	10/20/2020		4,724	4,556	0.31

								$9,524	$9,338	0.64%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.330%	09/29/2023	10/02/2023	$104,700	U.S. Treasury Notes 0.375% due 11/30/2025			$(106,964)	$104,700	$104,746
	5.330	10/02/2023	10/03/2023	111,400	U.S. Treasury Notes 1.875% due 02/15/2032			(113,770)	111,400	111,400
FICC	2.600	09/29/2023	10/02/2023	4,569	U.S. Treasury Notes 0.250% due 09/30/2025			(4,660)	4,569	4,570
SAL	5.330	09/29/2023	10/02/2023	18,200	U.S. Treasury Notes 0.375% due 01/31/2026			(18,554)	18,200	18,208

Total Repurchase Agreements								$(243,948)	$238,869	$238,924

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.6)%
Uniform Mortgage-Backed Security, TBA						3.000%	11/01/2053	$63,100	$(53,894)	$(52,262)
Uniform Mortgage-Backed Security, TBA						3.500	11/01/2053	34,500	(30,551)	(29,700)

Total Short Sales (5.6)%									$(84,445)	$(81,962)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(7,293) at a weighted average interest rate of 4.193%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures					$107.000	10/27/2023	41	$41	$(15)	$(20)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures					110.000	10/27/2023	41	41	(13)	(8)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.750	12/15/2023	7	18	(11)	(39)

Total Written Options									$(39)	$(67)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	454	$107,314	$(2,390)	$6	$(61)
U.S. Treasury 2-Year Note December Futures	12/2023	4,424	896,793	(2,496)	422	0
U.S. Treasury 5-Year Note December Futures	12/2023	129	13,591	(105)	20	0

$(4,991)	$448	$(61)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond December Futures	12/2023	11	$(10,670)	$79	$24	$0
U.S. Treasury 10-Year Note December Futures	12/2023	1,046	(113,033)	2,081	0	(213)
U.S. Treasury 10-Year Ultra December Futures	12/2023	906	(101,076)	2,592	0	(212)

$4,752	$24	$(425)

Total Futures Contracts	$(239)	$472	$(486)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.007%	$4,900	$223	$17	$240	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-39 5-Year Index	(1.000)%	Quarterly	12/20/2027	$13,400	$(80)	$(97)	$(177)	$4	$0
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	27,700	(153)	(223)	(376)	4	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	115,700	(1,475)	51	(1,424)	19	0

$(1,708)	$(269)	$(1,977)	$27	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	9,570,000	$141	$(117)	$24	$4	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	1,640,000	201	(305)	(104)	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,000,000	5	480	485	42	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,790,000	96	1,977	2,073	131	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/13/2024	$17,600	132	160	292	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024	17,600	(83)	(126)	(209)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	7,400	0	85	85	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	33,600	(94)	(147)	(241)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024	18,800	0	313	313	1	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024	18,800	0	(221)	(221)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	4,700	0	51	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024	18,800	0	(129)	(129)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(2,686)	(2,806)	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	2,500	(5)	(77)	(82)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,700	(20)	(351)	(371)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	2,000	(5)	(102)	(107)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	2,000	(6)	(57)	(63)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	12,230	1,262	1,124	2,386	0	(19)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	301,000	(701)	48	(653)	0	(46)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	135,800	(27)	(1,076)	(1,103)	0	(30)

$776	$(1,156)	$(380)	$225	$(107)

Total Swap Agreements	$(709)	$(1,408)	$(2,117)	$256	$(107)

(h)

Securities with an aggregate market value of $1,277 and cash of $21,386 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin liability of $(11) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	CAD	6,083	$4,469	$0	$(9)
11/2023	$381	ZAR	7,298	2	0
12/2023	50	ILS	191	0	0
BPS	10/2023	4,675	ZAR	89,133	26	0
11/2023	NZD	579	$352	5	0
11/2023	$146	AUD	225	0	(1)
BRC	11/2023	JPY	3,760,000	$26,103	721	0
BSH	01/2024	BRL	123,000	24,678	479	0
CBK	11/2023	GBP	5,888	7,502	316	0
11/2023	PEN	82	22	0	0
11/2023	$1,437	GBP	1,135	0	(52)
DUB	10/2023	ZAR	83,066	$4,561	179	0
11/2023	EUR	15,766	17,390	692	0
11/2023	NZD	324	196	3	0
GLM	10/2023	MXN	1,145	66	1	0
10/2023	$6	MYR	27	0	0
11/2023	8,928	BRL	44,771	0	(60)
JPM	11/2023	GBP	39,610	$50,512	2,172	0
11/2023	$74	ZAR	1,418	1	0
03/2024	CNH	993	$138	0	0
MBC	10/2023	$4,499	CAD	6,083	0	(20)
11/2023	CAD	6,080	$4,499	20	0
MYI	10/2023	$21	MYR	99	0	0
11/2023	101	ZAR	1,923	0	0
TOR	11/2023	8,299	JPY	1,173,249	0	(394)
UAG	10/2023	146	AUD	226	0	(1)
10/2023	ZAR	26,769	$1,446	34	0
11/2023	EUR	11,131	12,278	488	0
11/2023	NZD	2,466	1,497	19	0
11/2023	$1,486	JPY	210,594	0	(67)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Forward Foreign Currency Contracts	$5,158	$(604)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690%	04/02/2024	$10,300	$(81)	$(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	10,300	(81)	(232)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	7,800	(61)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	7,800	(61)	(175)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	8,600	(55)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	8,600	(54)	(209)

$(393)	$(623)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	$	2,200	$(13)	$(22)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	2,200	(11)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	2,900	(18)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	3,700	(21)	(43)

$(63)	$(94)

Total Written Options	$(456)	$(717)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.696%	$800	$(38)	$20	$0	$(18)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	200	(18)	11	0	(7)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	2,400	(117)	86	0	(31)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	900	(32)	11	0	(21)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	1,400	(50)	18	0	(32)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	1,700	(152)	97	0	(55)

Total Swap Agreements	$(407)	$243	$0	$(164)

(j)

Securities with an aggregate market value of $369 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,200	$8,200
Corporate Bonds & Notes
Banking & Finance	0	201,579	0	201,579
Industrials	0	52,142	0	52,142
Utilities	0	18,282	0	18,282
U.S. Government Agencies	0	392,591	0	392,591
U.S. Treasury Obligations	0	230,302	0	230,302
Non-Agency Mortgage-Backed Securities	0	141,628	754	142,382
Asset-Backed Securities	0	278,370	28	278,398
Sovereign Issues	0	23,793	0	23,793
Short-Term Instruments
Commercial Paper	0	52,857	0	52,857
Repurchase Agreements	0	238,869	0	238,869
Japan Treasury Bills	0	25,168	0	25,168
U.S. Treasury Bills	0	185	0	185

	$0	$1,655,766	$8,982	$1,664,748
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$56,036	$0	$0	$56,036

Total Investments	$56,036	$1,655,766	$8,982	$1,720,784

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(81,962)	$0	$(81,962)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	24	704	0	728
Over the counter	0	5,158	0	5,158

	$24	$5,862	$0	$5,886
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(660)	0	(660)
Over the counter	0	(1,485)	0	(1,485)

	$0	$(2,145)	$0	$(2,145)

Total Financial Derivative Instruments	$24	$3,717	$0	$3,741

Totals	$56,060	$1,577,521	$8,982	$1,642,563

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds , and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$53,378	$2,003	$0	$0	$515	$55,896	$2,003	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$134	$6	$0	$0	$0	$140	$5	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	MYR	Malaysian Ringgit
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 7.170% due 06/22/2026		$77	$77

Total Loan Participations and Assignments (Cost $77)			77

CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.7%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		120	101
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(d)(e)	EUR	600	590
UBS Group AG
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		100	106
6.373% due 07/15/2026 •		$300	299
7.750% due 03/01/2029 •	EUR	100	117
UniCredit SpA 7.830% due 12/04/2023		$8,450	8,461

			9,674

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		190	177

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		100	97
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	100

			197

Total Corporate Bonds & Notes (Cost $10,222)			10,048

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
4.038% due 10/01/2035 •		12	12
4.780% due 05/25/2035 ~		66	67
5.462% due 12/25/2036 •		11	10
5.552% due 08/25/2034 •		3	3
5.630% due 07/01/2044 - 09/01/2044 •		9	9
5.779% due 07/25/2037 - 05/25/2042 •		23	22
5.869% due 05/25/2036 •		5	5
Freddie Mac
2.920% due 01/25/2026		100	96
4.350% due 01/01/2034 •		12	12
4.850% due 07/15/2044 •		839	805
5.559% due 08/25/2031 •		14	14
5.778% due 01/15/2047 •		750	718
5.826% due 10/25/2044 - 02/25/2045 •		1,025	935
5.878% due 09/15/2042 •		1,339	1,296
Ginnie Mae
6.214% due 10/20/2072 •		2,212	2,187
6.246% due 08/20/2068 •		1,711	1,671
6.464% due 04/20/2067 •		1,339	1,334
U.S. Small Business Administration 6.020% due 08/01/2028		78	76
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		1,003	921
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053		42,700	38,055
4.500% due 11/01/2053		18,500	16,993
5.000% due 10/01/2053		5,200	4,906
5.500% due 11/01/2053		17,500	16,909
6.500% due 11/01/2053		20,600	20,682

Total U.S. Government Agencies (Cost $109,272)			107,738

U.S. TREASURY OBLIGATIONS 84.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2024		30,144	29,226

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

0.125% due 04/15/2025	10,308	9,835
0.125% due 10/15/2025 (g)(i)(k)	42,766	40,531
0.125% due 04/15/2026	19,466	18,190
0.125% due 07/15/2026 (g)	37,213	34,791
0.125% due 10/15/2026 (g)	41,839	38,917
0.125% due 04/15/2027	8,878	8,152
0.125% due 01/15/2030 (g)	40,920	35,690
0.125% due 07/15/2030 (g)	47,572	41,248
0.125% due 01/15/2031	15,231	13,033
0.125% due 07/15/2031	29,107	24,730
0.125% due 01/15/2032	10,697	8,968
0.125% due 02/15/2051	19,315	10,774
0.125% due 02/15/2052 (g)(k)	6,589	3,625
0.250% due 01/15/2025	14,713	14,153
0.250% due 07/15/2029	8,577	7,645
0.250% due 02/15/2050	11,855	6,992
0.375% due 07/15/2025 (g)	43,097	41,265
0.375% due 01/15/2027 (g)(i)(k)	8,479	7,889
0.375% due 07/15/2027	9,073	8,416
0.500% due 04/15/2024 (k)	33,938	33,343
0.500% due 01/15/2028 (g)	79,536	73,332
0.625% due 01/15/2024 (i)	19,128	18,945
0.625% due 01/15/2026	27,912	26,540
0.625% due 07/15/2032 (g)	85,958	74,954
0.625% due 02/15/2043 (k)	8,802	6,406
0.750% due 07/15/2028 (g)	40,419	37,626
0.750% due 02/15/2042 (g)	46,200	35,035
0.750% due 02/15/2045 (g)	57,692	41,991
0.875% due 01/15/2029 (g)	64,649	60,008
0.875% due 02/15/2047	26,980	19,700
1.000% due 02/15/2046	29,392	22,343
1.000% due 02/15/2048 (g)(k)	6,728	5,012
1.125% due 01/15/2033 (k)	1,873	1,693
1.375% due 07/15/2033	10,065	9,314
1.375% due 02/15/2044 (g)	58,421	48,908
1.500% due 02/15/2053	6,787	5,622
1.625% due 10/15/2027 (k)	22,909	22,250
1.750% due 01/15/2028 (g)	51,825	50,354
2.000% due 01/15/2026	27,067	26,540
2.125% due 02/15/2040	10,353	10,044
2.125% due 02/15/2041	9,143	8,853
2.375% due 01/15/2025 (g)	51,101	50,494
2.375% due 01/15/2027 (k)	470	466
2.500% due 01/15/2029	25,312	25,493
3.375% due 04/15/2032 (k)	2,594	2,797
3.625% due 04/15/2028 (g)	45,440	47,760
3.875% due 04/15/2029 (g)	52,230	56,254

Total U.S. Treasury Obligations (Cost $1,427,531)		1,226,147

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust 4.228% due 05/25/2036 ^«~	64	54
Alliance Bancorp Trust 5.914% due 07/25/2037 •	540	450
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	102	95
Banc of America Funding Trust
4.436% due 01/20/2047 ^~	71	65
4.757% due 02/20/2036 ~	67	62
Banc of America Mortgage Trust
3.891% due 02/25/2036 ^~	74	66
4.587% due 06/25/2035 ~	13	11
Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~	64	59
4.216% due 07/25/2036 ^~	101	89
4.241% due 03/25/2035 ~	89	80
4.640% due 02/25/2036 ^~	21	18
7.670% due 10/25/2035 •	113	106
Bear Stearns ALT-A Trust
3.988% due 03/25/2036 ^~	186	145
4.598% due 09/25/2035 ^~	545	333
Chase Mortgage Finance Trust 5.305% due 02/25/2037 ~	8	7
ChaseFlex Trust 6.000% due 02/25/2037 ^	286	108
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.714% due 01/25/2035 •	1	1
Citigroup Mortgage Loan Trust
4.109% due 03/25/2037 ^~	912	777
4.510% due 09/25/2037 ^~	212	186
5.500% due 08/25/2034	26	22
6.285% due 09/25/2035 •	2	2
6.380% due 03/25/2036 ^•	119	109
6.980% due 05/25/2035 •	2	2

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Countrywide Alternative Loan Trust
5.619% due 02/20/2047 ^•		204	156
5.626% due 12/25/2035 •		30	25
5.794% due 05/25/2047 •		52	44
5.814% due 09/25/2046 ^•		1,200	1,107
5.994% due 12/25/2035 •		15	13
6.000% due 03/25/2037 ^		2,592	990
6.000% due 04/25/2037		250	206
Countrywide Home Loan Mortgage Pass-Through Trust
3.612% due 05/20/2036 ^~		44	40
4.719% due 10/20/2035 ~		635	604
5.500% due 08/25/2035 ^«		20	14
6.000% due 04/25/2036		238	120
6.000% due 03/25/2037 ^		803	385
Credit Suisse Mortgage Capital Certificates 4.883% due 10/26/2036 ~		97	80
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.534% due 10/25/2036 ^«•		5	4
Eurosail PLC 6.288% due 06/13/2045 •	GBP	851	1,026
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		$269	111
6.440% due 06/25/2034 ~		59	55
First Horizon Mortgage Pass-Through Trust 5.466% due 08/25/2035 ~		88	61
Ginnie Mae 6.414% due 05/20/2073 •		608	614
Great Hall Mortgages PLC
5.468% due 03/18/2039 •	GBP	18	21
5.488% due 06/18/2038 •		11	13
GreenPoint Mortgage Funding Trust
5.794% due 09/25/2046 •		$189	165
5.874% due 06/25/2045 •		81	76
5.974% due 11/25/2045 •		53	45
GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		51	47
4.744% due 07/25/2035 ~		42	39
4.796% due 01/25/2035 ~		30	27
5.005% due 12/25/2034 «~		67	59
HarborView Mortgage Loan Trust
5.632% due 09/19/2037 •		32	27
5.882% due 05/19/2035 •		26	23
6.002% due 02/19/2036 •		71	35
6.119% due 06/20/2035 •		37	33
IndyMac INDA Mortgage Loan Trust 4.254% due 11/25/2035 ^«~		23	22
IndyMac INDX Mortgage Loan Trust
3.913% due 12/25/2034 ~		38	36
5.994% due 07/25/2035 •		116	84
6.214% due 05/25/2034 «•		7	6
JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~		209	189
4.246% due 02/25/2035 «~		30	27
4.528% due 07/25/2035 ~		91	85
5.053% due 08/25/2035 ^~		41	34
5.398% due 09/25/2035 «~		12	11
5.678% due 07/25/2035 «~		17	16
5.827% due 08/25/2035 ~		50	47
MASTR Adjustable Rate Mortgages Trust 5.387% due 11/21/2034 ~		38	35
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.147% due 11/15/2031 •		25	23
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.887% due 12/15/2030 •		25	24
Merrill Lynch Mortgage Investors Trust 5.934% due 11/25/2035 •		25	23
Morgan Stanley Mortgage Loan Trust 6.466% due 06/25/2036 ~		98	95
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,349	3,108
Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		641	553
5.734% due 08/25/2035 •		36	27
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		429	287
6.500% due 09/25/2036 ^		211	71
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		120	87
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •	GBP	1,521	1,860
Sequoia Mortgage Trust
5.839% due 07/20/2036 •		$170	143
6.142% due 10/19/2026 «•		8	7
Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~		40	34
6.026% due 01/25/2035 ^•		46	39

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.379% due 02/25/2034 ~		26	24
Structured Asset Mortgage Investments Trust
5.814% due 06/25/2036 •		14	13
5.854% due 04/25/2036 •		64	56
5.942% due 07/19/2035 •		205	186
6.102% due 10/19/2034 •		18	17
Thornburg Mortgage Securities Trust 6.054% due 06/25/2044 •		1,757	1,591
Towd Point Mortgage Funding 6.304% due 10/20/2051 •	GBP	2,343	2,862
Wachovia Mortgage Loan Trust LLC 1.501% due 01/25/2037 •		$1,104	413
WaMu Mortgage Pass-Through Certificates Trust
3.844% due 08/25/2035 «~		9	8
4.032% due 12/25/2035 ~		36	32
4.269% due 12/25/2046 •		28	24
5.356% due 01/25/2047 •		194	177
5.396% due 05/25/2047 •		149	119
5.626% due 02/25/2046 •		44	38
5.674% due 07/25/2046 •		272	220
5.826% due 11/25/2042 •		4	4
6.126% due 11/25/2046 •		40	34

Total Non-Agency Mortgage-Backed Securities (Cost $25,343)			21,903

ASSET-BACKED SECURITIES 9.6%
522 Funding CLO Ltd. 6.628% due 10/20/2031 •		1,200	1,195
ACAS CLO Ltd. 6.462% due 10/18/2028 •		1,203	1,200
ACE Securities Corp. Home Equity Loan Trust 5.834% due 03/25/2037 •		340	144
ALME Loan Funding DAC 4.413% due 04/15/2032 •	EUR	600	629
American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		$627	627
6.643% due 04/25/2031 •		630	629
Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		944	943
6.747% due 07/22/2032 •		1,100	1,093
Apidos CLO
6.472% due 07/18/2029 •		2,183	2,180
6.500% due 07/17/2030 •		1,026	1,024
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		4,700	4,649
Ares CLO Ltd.
6.440% due 01/15/2029 •		173	172
6.620% due 01/15/2032 •		700	698
Ares European CLO DAC
4.273% due 04/15/2030 •	EUR	1,179	1,229
4.443% due 10/15/2031 •		300	313
Argent Mortgage Loan Trust 5.914% due 05/25/2035 •		$443	403
Argent Securities Trust 5.754% due 05/25/2036 •		113	28
Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •		423	422
6.720% due 01/16/2030 •		760	760
Barings CLO Ltd. 6.658% due 01/20/2032 •		2,100	2,092
Bastille Euro CLO DAC 4.813% due 01/15/2034 •	EUR	500	520
BDS Ltd. 7.127% due 03/19/2039 •		$1,600	1,586
Benefit Street Partners CLO Ltd. 6.520% due 10/15/2030 •		717	716
Birch Grove CLO Ltd. 6.801% due 06/15/2031 •		763	761
Black Diamond CLO DAC 4.761% due 05/15/2032 •	EUR	400	417
Blackrock European CLO DAC 4.745% due 12/15/2032 •		700	727
BlueMountain Fuji EUR CLO DAC 4.383% due 01/15/2031 •		298	310
Cairn CLO DAC 4.443% due 10/15/2031 •		300	311
Capital Four U.S. CLO Ltd. 7.466% due 10/20/2030 •		$933	934
Carlyle Euro CLO DAC 4.411% due 08/15/2030 •	EUR	543	567
Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		$1,474	1,469
6.687% due 04/22/2032 •		300	299
Carlyle Global Market Strategies Euro CLO DAC 4.531% due 11/15/2031 •	EUR	700	727

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$2,489	2,478
6.750% due 01/15/2030 •		471	471
Catamaran CLO Ltd. 6.707% due 04/22/2030 •		1,178	1,176
CBAM Ltd. 6.838% due 07/20/2030 •		523	523
Cedar Funding CLO Ltd. 6.670% due 07/17/2031 •		600	599
CIFC European Funding CLO DAC 4.713% due 01/15/2034 •	EUR	1,000	1,044
CIFC Funding Ltd.
6.557% due 10/24/2030 •		$2,713	2,710
6.572% due 04/18/2031 •		500	499
6.605% due 04/23/2029 •		373	373
CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		19	19
6.934% due 10/25/2037 •		3,400	3,303
Citigroup Mortgage Loan Trust 5.514% due 01/25/2037 •		80	55
Contego CLO DAC 4.338% due 01/23/2030 •	EUR	798	828
Countrywide Asset-Backed Certificates Trust
5.624% due 11/25/2037 •		$2,423	2,203
5.934% due 03/25/2037 •		1,105	1,036
6.174% due 08/25/2047 •		117	111
CQS U.S. CLO Ltd. 7.166% due 07/20/2031 •		1,827	1,827
Credit-Based Asset Servicing & Securitization LLC
3.586% due 06/25/2035 •		386	363
5.654% due 07/25/2037 •		638	407
Credit-Based Asset Servicing & Securitization Trust 5.554% due 11/25/2036 •		48	21
Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		523	522
6.747% due 10/23/2031 •		495	494
Dryden CLO Ltd.
6.542% due 04/18/2031 •		594	592
6.620% due 07/15/2031 •		1,700	1,697
Dryden Euro CLO DAC
4.543% due 04/15/2034 •	EUR	2,194	2,257
4.641% due 05/15/2034 •		300	312
Ellington Loan Acquisition Trust 6.534% due 05/25/2037 •		$282	269
Fidelity Grand Harbour CLO DAC 5.045% due 03/15/2032 •	EUR	700	732
First Franklin Mortgage Loan Trust 6.139% due 11/25/2036 •		$2,001	1,893
Fremont Home Loan Trust 5.569% due 10/25/2036 •		635	559
Gallatin CLO Ltd. 6.660% due 07/15/2031 •		500	499
GoldenTree Loan Management U.S. CLO Ltd. 6.498% due 11/20/2030 •		453	452
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		237	131
GSAMP Trust
5.504% due 12/25/2036 •		63	31
6.169% due 09/25/2035 ^•		30	29
6.409% due 03/25/2035 ^•		35	31
Halseypoint CLO Ltd. 7.081% due 11/30/2032 •		600	600
Harvest CLO DAC
4.393% due 10/15/2030 •	EUR	835	870
4.423% due 07/15/2031 •		1,400	1,450
Home Equity Asset Trust 6.109% due 02/25/2036 •		$1,433	1,370
HSI Asset Securitization Corp. Trust 5.534% due 10/25/2036 •		4	2
IndyMac INDB Mortgage Loan Trust 5.574% due 07/25/2036 •		544	177
JP Morgan Mortgage Acquisition Trust 5.644% due 10/25/2036 •		20	20
Jubilee CLO DAC 4.645% due 12/15/2029 •	EUR	330	348
KKR CLO Ltd. 6.520% due 07/15/2030 •		$846	842
Laurelin DAC 4.425% due 10/20/2031 •	EUR	500	521
LCM Loan Income Fund Ltd. 6.618% due 04/20/2031 •		$966	961
LCM LP
6.452% due 07/19/2027 •		1,709	1,708
6.588% due 07/20/2030 •		220	220
LCM Ltd. 6.426% due 07/20/2030 •		742	744

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		852	713
Lehman XS Trust
4.418% due 06/25/2036 þ		478	443
5.754% due 05/25/2036 •		620	528
7.734% due 12/25/2037 •		1,677	1,683
LoanCore Issuer Ltd. 6.863% due 01/17/2037 •		1,800	1,771
Long Beach Mortgage Loan Trust 5.674% due 08/25/2036 •		939	364
Madison Park Funding Ltd.
6.320% due 04/15/2029 •		472	470
6.437% due 04/22/2027 •		1,568	1,566
Magnetite Ltd.
6.506% due 11/15/2028 •		1,129	1,125
6.550% due 04/15/2031 •		387	387
Man GLG Euro CLO DAC
4.481% due 05/15/2031 •	EUR	729	761
4.533% due 01/15/2030 •		316	333
4.535% due 12/15/2031 •		390	403
MASTR Asset-Backed Securities Trust 6.184% due 10/25/2035 ^•		$47	43
Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •		13	3
5.674% due 02/25/2037 •		249	75
MF1 LLC 7.477% due 06/19/2037 •		1,600	1,595
MF1 Ltd. 6.545% due 07/16/2036 •		496	489
MidOcean Credit CLO
6.661% due 01/29/2030 •		416	416
6.691% due 02/20/2031 •		923	922
MKS CLO Ltd. 6.778% due 01/20/2031 •		620	620
Morgan Stanley ABS Capital, Inc. Trust 5.654% due 10/25/2036 •		1,582	686
Morgan Stanley IXIS Real Estate Capital Trust 5.484% due 11/25/2036 •		8	3
New Century Home Equity Loan Trust
5.754% due 08/25/2036 •		1,174	1,119
6.199% due 02/25/2035 •		73	68
NovaStar Mortgage Funding Trust 6.139% due 01/25/2036 •		448	440
Oak Hill European Credit Partners DAC 4.445% due 10/20/2031 •	EUR	1,699	1,770
Oaktree CLO Ltd. 6.717% due 04/22/2030 •		$600	595
OCP Euro CLO DAC 4.483% due 01/15/2032 •	EUR	665	698
Octagon Investment Partners Ltd.
6.530% due 04/16/2031 •		$1,200	1,197
6.631% due 02/14/2031 •		800	797
OSD CLO Ltd. 6.440% due 04/17/2031 •		1,977	1,967
OZLM Ltd.
6.550% due 10/17/2029 •		604	604
6.688% due 10/20/2031 •		300	299
6.748% due 07/20/2032 •		600	592
6.881% due 10/30/2030 •		263	264
Palmer Square CLO Ltd. 6.670% due 07/16/2031 •		800	799
Palmer Square European Loan Funding 5.611% due 04/12/2032 •	EUR	4,446	4,712
Palmer Square European Loan Funding DAC 4.713% due 10/15/2031 •		1,221	1,278
Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$2,303	2,293
6.388% due 07/20/2029 •		1,542	1,536
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 09/25/2035 •		394	378
6.484% due 10/25/2034 •		1,952	1,903
Rad CLO Ltd. 6.727% due 07/24/2032 •		4,200	4,189
Regatta Funding Ltd. 6.820% due 10/17/2030 •		685	685
Renaissance Home Equity Loan Trust 6.194% due 12/25/2032 «•		47	42
Residential Asset Securities Corp. Trust
5.714% due 09/25/2036 •		1,037	1,006
5.894% due 06/25/2036 •		1,889	1,805
Romark CLO Ltd. 6.637% due 10/23/2030 •		734	732
Saranac CLO Ltd.
6.807% due 08/13/2031 •		1,400	1,396
6.871% due 11/20/2029 •		220	220

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Saxon Asset Securities Trust 5.744% due 09/25/2037 •		409	385
Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		262	59
5.734% due 07/25/2036 •		187	75
5.754% due 07/25/2036 •		2,656	917
Segovia European CLO DAC 4.585% due 07/20/2032 •	EUR	600	625
SLM Student Loan Trust 5.866% due 10/25/2064 •		$1,747	1,720
Sound Point CLO Ltd.
6.507% due 01/23/2029 •		150	150
6.568% due 10/20/2030 •		434	433
6.597% due 01/23/2029 •		4	4
6.722% due 04/18/2031 •		400	397
6.798% due 07/20/2032 •		1,200	1,184
Soundview Home Loan Trust
5.554% due 11/25/2036 •		38	11
5.614% due 07/25/2037 •		708	600
5.634% due 06/25/2037 •		1,367	946
St Paul's CLO DAC 4.551% due 04/25/2030 •	EUR	597	620
Stratus CLO Ltd.
6.488% due 12/28/2029 •		$392	391
6.538% due 12/29/2029 •		761	758
Structured Asset Securities Corp. Mortgage Loan Trust 6.944% due 04/25/2035 •		56	55
TCW CLO Ltd. 6.583% due 04/25/2031 •		1,041	1,039
Toro European CLO DAC 4.403% due 10/15/2030 •	EUR	1,194	1,249
TPG Real Estate Finance Issuer Ltd. 6.963% due 02/15/2039 •		$1,500	1,466
Tralee CLO Ltd. 6.933% due 04/25/2034 •		1,400	1,384
Venture CLO Ltd.
6.450% due 04/15/2027 •		387	387
6.488% due 10/20/2028 •		463	462
6.578% due 07/20/2030 •		270	269
6.680% due 08/28/2029 •		399	399
Vibrant CLO Ltd.
6.628% due 09/15/2030 •		356	356
6.708% due 07/20/2032 •		1,200	1,192
Voya CLO Ltd.
6.472% due 01/18/2029 •		878	878
6.520% due 04/17/2030 •		222	222
6.630% due 04/15/2031 •		458	457
Wellfleet CLO Ltd. 6.478% due 07/20/2029 •		255	254
Wind River CLO Ltd. 6.650% due 07/15/2031 •		1,600	1,591

Total Asset-Backed Securities (Cost $142,515)			139,871

SOVEREIGN ISSUES 7.9%
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	6,769	5,270
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	14,739	15,345
0.100% due 07/25/2031 (c)		2,460	2,476
0.100% due 07/25/2038 (c)		5,522	5,070
0.250% due 07/25/2024 (c)		8,853	9,348
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		5,940	5,598
1.400% due 05/26/2025 (c)		44,024	45,854
Japan Government International Bond
0.005% due 03/10/2031 (c)	JPY	17,030	121
0.100% due 03/10/2028 (c)		1,529,167	10,790
0.100% due 03/10/2029 (c)		2,309,229	16,279

Total Sovereign Issues (Cost $131,049)			116,151

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,108

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Total Preferred Securities (Cost $1,220)		1,108

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 30.2%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024	$4,000	3,890

REPURCHASE AGREEMENTS (f) 29.9%		436,095

U.S. TREASURY BILLS 0.0%
5.415% due 10/19/2023 - 12/07/2023 (a)(b)(k)	586	582

Total Short-Term Instruments (Cost $440,570)		440,567

Total Investments in Securities (Cost $2,287,799)		2,063,610

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	731,371	7,110

Total Short-Term Instruments (Cost $7,111)		7,110

Total Investments in Affiliates (Cost $7,111)		7,110

Total Investments 142.0% (Cost $2,294,910)		$2,070,720
Financial Derivative Instruments (h)(j) (0.5)%(Cost or Premiums, net $(2,706))		(7,703)
Other Assets and Liabilities, net (41.5)%		(604,585)

Net Assets 100.0%		$1,458,432

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	5.320%	10/02/2023	10/03/2023	$434,100	U.S. Treasury Notes 1.875% - 3.125% due 02/28/2027 - 08/31/2027	$(443,044)	$434,100	$434,100
FICC	2.600	09/29/2023	10/02/2023	1,995	U.S. Treasury Notes 0.250% due 09/30/2025	(2,035)	1,995	1,995

Total Repurchase Agreements	$(445,079)	$436,095	$436,095

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

MSC	5.410%	09/01/2023	10/04/2023	$(46,366)	$(46,582)
5.440	10/02/2023	10/03/2023	(736,084)	(736,084)
5.450	10/03/2023	10/04/2023	(68,081)	(68,081)

Total Sale-Buyback Transactions	$(850,747)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

U.S. Treasury Obligations (2.3)%
U.S. Treasury Inflation Protected Securities	0.500%	04/15/2024	$33,889	$(33,122)	$(33,374)

Total Short Sales (2.3)%	$(33,122)	$(33,374)

(g)	Securities with an aggregate market value of $843,601 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(39,741) at a weighted average interest rate of 4.881%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(135) of deferred price drop.
(4)	Payable for short sales includes $(79) of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP December Futures	12/2023	91	$10,557	$(343)	$139	$(135)
U.S. Treasury 10-Year Ultra December Futures	12/2023	913	101,857	(2,591)	183	(54)

$(2,934)	$322	$(189)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond December Futures	12/2023	2	$(144)	$4	$1	$0
Euro-Bobl December Futures	12/2023	112	(13,706)	178	85	(101)
Euro-Bund December Futures	12/2023	521	(70,858)	945	854	(854)
Euro-Buxl 30-Year Bond December Futures	12/2023	49	(6,339)	191	148	(146)
Euro-Oat December Futures	12/2023	102	(13,286)	381	167	(172)
Euro-Schatz December Futures	12/2023	1,767	(196,138)	651	299	(383)
Gold 100 oz. December Futures	12/2023	44	(8,211)	469	55	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	240	(26,427)	174	66	(86)
U.S. Treasury 2-Year Note December Futures	12/2023	260	(52,705)	236	0	(26)
U.S. Treasury 5-Year Note December Futures	12/2023	539	(56,789)	262	45	(39)
U.S. Treasury 10-Year Note December Futures	12/2023	799	(86,342)	1,546	0	(162)
U.S. Treasury Long-Term Bond December Futures	12/2023	694	(78,964)	3,554	36	(180)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	25	(2,967)	215	0	(9)

$8,806	$1,756	$(2,158)

Total Futures Contracts	$5,872	$2,078	$(2,347)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$800	$(45)	$47	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	400,000	$(7)	$31	$24	$2	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	12	10	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,600,000	(19)	26	7	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	3,581,000	71	514	585	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	340,000	1	27	28	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$133,000	338	1,053	1,391	0	(65)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	13,300	(2)	1,629	1,627	0	(18)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	7,200	(1)	880	879	0	(10)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	49,900	(386)	(4,084)	(4,470)	75	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	2,800	1	(1,092)	(1,091)	10	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,500	1	(607)	(606)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	3,676	4,138	0	(98)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	58,000	0	(937)	(937)	0	(22)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		200	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(274)	(287)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(641)	(674)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(304)	(326)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(541)	(562)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(238)	(247)	0	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		18,600	0	(737)	(737)	0	(3)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		145,750	(1,770)	(2,511)	(4,281)	0	(69)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,842	3,176	0	(14)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	3	3,285	3,288	0	(15)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	5,191	5,807	0	(27)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		24,160	305	1,077	1,382	0	(77)
Pay	CPTFEMU	3.520	Maturity	09/15/2024		2,400	(6)	(27)	(33)	3	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	69	70	0	(6)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	36	36	0	(4)
Receive	CPTFEMU	2.260	Maturity	03/15/2028		1,300	0	28	28	0	(4)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		800	0	7	7	0	(3)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,500	0	127	127	0	(9)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(4,271)	(4,413)	84	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		5,300	27	251	278	0	(20)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,200	0	87	87	0	(10)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		5,200	(30)	156	126	0	(23)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		2,800	0	138	138	0	(11)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		3,740	4	(269)	(265)	15	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	(97)	(96)	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	(119)	(153)	3	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(23)	(23)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(81)	(81)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	(116)	(116)	4	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	(42)	(30)	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		2,200	3	0	3	2	(2)
Pay	CPURNSA	2.500	Maturity	09/07/2024		4,700	0	(4)	(4)	3	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		5,300	0	(2)	(2)	4	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		5,600	0	(2)	(2)	4	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	276	276	0	(6)
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	989	989	0	(19)
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	589	589	0	(10)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	245	245	0	(4)
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	469	469	0	(8)
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	31	31	0	(1)
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,033	1,033	0	(12)
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,003	1,003	0	(13)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(326)	(328)	7	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		800	0	52	52	0	(2)
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	110	110	0	(4)
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,099)	(2,099)	43	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(870)	(870)	14	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,590)	(2,590)	51	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(1,872)	(1,883)	32	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,402	2,402	0	(64)

							$(331)	$3,559	$3,228	$475	$(653)

Total Swap Agreements							$(376)	$3,606	$3,230	$475	$(653)

(i)

Securities with an aggregate market value of $13,143 and cash of $4,434 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin liability of $(38) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	AUD	93	$60	$1	$0
10/2023	CAD	7,362	5,409	0	(12)
BPS	10/2023	JPY	1,086,700	7,505	233	0
10/2023	$113,527	EUR	107,131	0	(263)
11/2023	EUR	107,131	$113,666	262	0
BRC	11/2023	AUD	270	172	0	(2)
11/2023	NZD	56	34	0	0
CBK	12/2023	MXN	58	3	0	0
DUB	10/2023	$5,109	JPY	759,638	0	(26)
11/2023	JPY	756,035	$5,109	26	0
GLM	10/2023	$3,082	MXN	53,930	6	0
12/2023	MXN	44,402	$2,560	42	0
MBC	10/2023	EUR	107,131	115,829	2,565	0
10/2023	GBP	5,349	6,729	203	0
10/2023	JPY	414,211	2,844	72	0
10/2023	$5,444	CAD	7,362	0	(24)
11/2023	CAD	7,359	$5,445	24	0
NGF	10/2023	$18,698	JPY	2,779,524	0	(99)
11/2023	JPY	2,766,360	$18,698	98	0
TOR	10/2023	2,223,701	15,234	354	0
10/2023	$6,498	GBP	5,349	28	0
10/2023	3,101	JPY	462,432	0	(7)
11/2023	GBP	5,349	$6,499	0	(28)
11/2023	JPY	482,239	3,250	7	0
UAG	10/2023	AUD	177	114	0	0
10/2023	JPY	299,048	2,059	58	0
10/2023	NZD	56	33	0	0

Total Forward Foreign Currency Contracts	$3,979	$(461)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	$5,300	$329	$1,829
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	10,900	684	3,679

Total Purchased Options	$1,013	$5,508

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	$8,600	$(391)	$(423)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	31,900	(232)	0

$(623)	$(423)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	$8,200	$(44)	$(52)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(174)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(221)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	26,200	(330)	(2,623)
FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	75,300	(403)	(489)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	10,400	(135)	(95)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	10,400	(135)	(134)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,500	(283)	(187)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,500	(284)	(315)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	53,300	(704)	(5,444)

$(2,720)	$(9,734)

Total Written Options	$(3,343)	$(10,157)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.560% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/10/2023	$195,000	$0	$(4,430)	$0	$(4,430)
Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2023	170,000	0	(1,657)	0	(1,657)

Total Swap Agreements	$0	$(6,087)	$0	$(6,087)

(k)

Securities with an aggregate market value of $9,898 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$77	$0	$77
Corporate Bonds & Notes
Banking & Finance	0	9,674	0	9,674
Industrials	0	177	0	177
Utilities	0	197	0	197
U.S. Government Agencies	0	107,738	0	107,738
U.S. Treasury Obligations	0	1,226,147	0	1,226,147
Non-Agency Mortgage-Backed Securities	0	21,675	228	21,903
Asset-Backed Securities	0	139,829	42	139,871
Sovereign Issues	0	116,151	0	116,151
Preferred Securities
Banking & Finance	0	1,108	0	1,108
Short-Term Instruments
Commercial Paper	0	3,890	0	3,890
Repurchase Agreements	0	436,095	0	436,095
U.S. Treasury Bills	0	582	0	582

$0	$2,063,340	$270	$2,063,610
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,110	$0	$0	$7,110

Total Investments	$7,110	$2,063,340	$270	$2,070,720

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(33,374)	$0	$(33,374)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,814	739	0	2,553
Over the counter	0	9,487	0	9,487

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

	$1,814	$10,226	$0	$12,040
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,877)	(1,123)	0	(3,000)
Over the counter	0	(16,705)	0	(16,705)

	$(1,877)	$(17,828)	$0	$(19,705)

Total Financial Derivative Instruments	$(63)	$(7,602)	$0	$(7,665)

Totals	$7,047	$2,022,364	$270	$2,029,681

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$944	$492,652	$(486,500)	$15	$(1)	$7,110	$752	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MSC	Morgan Stanley & Co. LLC.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank QPSC 6.413% due 10/10/2023 «		$2,000	$2,000

Total Loan Participations and Assignments (Cost $2,000)			2,000

CORPORATE BONDS & NOTES 37.8%
BANKING & FINANCE 26.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		3,400	3,387
4.875% due 01/16/2024		2,400	2,391
Ally Financial, Inc. 5.125% due 09/30/2024		3,300	3,250
American Express Co. 5.571% (SOFRINDX + 0.230%) due 11/03/2023 ~		600	600
Aozora Bank Ltd. 1.050% due 09/09/2024		1,500	1,425
Athene Global Funding
0.950% due 01/08/2024		320	315
1.000% due 04/16/2024		800	776
2.514% due 03/08/2024		500	491
6.043% (SOFRINDX + 0.700%) due 05/24/2024 ~		4,000	3,984
6.273% (US0003M + 0.730%) due 01/08/2024 ~		700	699
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,322
5.125% due 10/01/2023		200	200
Banco Santander SA
3.892% due 05/24/2024		250	246
5.742% due 06/30/2024 •		2,200	2,196
6.582% (SOFRRATE + 1.240%) due 05/24/2024 ~		849	853
Bank of America Corp.
0.976% due 04/22/2025 •		1,300	1,260
3.458% due 03/15/2025 •		2,800	2,763
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,100	1,107
Barclays PLC
1.007% due 12/10/2024 •		1,700	1,682
3.932% due 05/07/2025 •		4,760	4,688
6.286% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	750	486
BNP Paribas SA
3.375% due 01/09/2025		$2,300	2,220
4.705% due 01/10/2025 •		3,300	3,284
5.888% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	600	387
Brighthouse Financial Global Funding 6.053% (SOFRRATE + 0.760%) due 04/12/2024 ~		$400	398
Cantor Fitzgerald LP 4.875% due 05/01/2024		4,400	4,337
Citigroup, Inc.
4.140% due 05/24/2025 •		600	592
5.996% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	1,833	1,179
CNO Global Funding 1.650% due 01/06/2025		$200	187
Credit Suisse AG
3.625% due 09/09/2024		678	660
4.750% due 08/09/2024		1,000	986
5.394% (BBSW3M + 1.250%) due 11/20/2023 ~(e)	AUD	1,000	643
Danske Bank AS
3.244% due 12/20/2025 •		$300	287
3.773% due 03/28/2025 •		200	197
5.375% due 01/12/2024		1,700	1,693
Deutsche Bank AG
0.898% due 05/28/2024 (e)		1,100	1,062
0.962% due 11/08/2023		600	596
1.447% due 04/01/2025 •(e)		800	778
3.700% due 05/30/2024		900	882
5.842% due 11/08/2023 •		3,000	3,000
DNB Bank ASA 2.968% due 03/28/2025 •		692	681
First Abu Dhabi Bank PJSC 5.250% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	1,000	642
FS KKR Capital Corp. 1.650% due 10/12/2024		$400	380

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

GA Global Funding Trust
1.000% due 04/08/2024		700	679
1.250% due 12/08/2023		2,500	2,476
3.850% due 04/11/2025		300	288
5.844% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	197
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~		200	198
General Motors Financial Co., Inc.
5.100% due 01/17/2024		1,100	1,097
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		1,500	1,501
Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		1,000	992
3.272% due 09/29/2025 •		1,700	1,648
5.700% due 11/01/2024		3,400	3,388
5.738% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	500	322
6.134% due 12/09/2026 •		$500	497
HSBC Bank PLC 5.647% (TSFR3M + 0.262%) due 09/28/2024 ~		1,000	992
HSBC Holdings PLC
4.180% due 12/09/2025 •		3,200	3,115
6.903% (US0003M + 1.230%) due 03/11/2025 ~		1,500	1,504
7.052% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,312
ING Groep NV
6.354% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	693
6.985% (SOFRINDX + 1.640%) due 03/28/2026 ~		1,400	1,413
Jackson National Life Global Funding 6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,700	2,702
JPMorgan Chase & Co.
3.220% due 03/01/2025 •		400	395
4.023% due 12/05/2024 •		4,000	3,982
LeasePlan Corp. NV 2.875% due 10/24/2024		1,150	1,107
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		500	480
3.870% due 07/09/2025 •		700	687
4.450% due 05/08/2025		500	486
5.520% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	322
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024		$1,000	989
Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/2025 •		1,000	989
6.729% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,500	3,527
6.956% (SOFRRATE + 1.650%) due 07/18/2025 ~		1,300	1,307
Mizuho Bank Ltd.
4.684% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	400	257
4.928% (BBSW3M + 0.750%) due 08/07/2024 ~		500	322
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •		$1,000	973
Morgan Stanley
0.790% due 05/30/2025 •		5,000	4,804
0.791% due 01/22/2025 •		500	490
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	998
National Bank of Canada 3.750% due 06/09/2025 •		300	294
NatWest Group PLC 4.269% due 03/22/2025 •		4,500	4,452
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		200	190
6.299% (US0003M + 0.640%) due 03/08/2024 ~		1,100	1,096
Nomura Holdings, Inc.
1.851% due 07/16/2025		3,700	3,425
2.648% due 01/16/2025		1,800	1,718
Nordea Bank Abp 6.305% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	602
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		1,200	1,194
Piper Sandler Cos. 5.200% due 10/15/2023		700	700
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		350	341
4.796% due 11/15/2024 •		3,500	3,494
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024		2,500	2,465
Societe Generale SA
2.625% due 01/22/2025		2,000	1,902
3.875% due 03/28/2024		2,300	2,271
6.368% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,800	1,789
Standard Chartered PLC
0.991% due 01/12/2025 •		4,419	4,347
3.785% due 05/21/2025 •		468	460
7.085% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,006
Sumitomo Mitsui Financial Group, Inc.
5.537% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	2,513
6.711% (SOFRRATE + 1.430%) due 01/13/2026 ~		$1,600	1,615
Synchrony Financial
4.250% due 08/15/2024		1,500	1,465
4.375% due 03/19/2024		600	593

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

UBS AG 5.127% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	1,800	1,154
UBS Group AG 6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~		$4,000	4,024
Wells Fargo & Co. 2.406% due 10/30/2025 •		5,200	4,985

			154,416

INDUSTRIALS 8.8%
7-Eleven, Inc. 0.800% due 02/10/2024		3,400	3,336
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	1,220	774
5.477% (BBSW3M + 1.220%) due 10/30/2024 ~		1,100	710
Baxter International, Inc. 5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~		$1,300	1,299
Bayer U.S. Finance LLC 6.681% (US0003M + 1.010%) due 12/15/2023 ~		2,000	2,001
Berry Global, Inc. 4.875% due 07/15/2026		1,300	1,246
Charter Communications Operating LLC 7.284% (US0003M + 1.650%) due 02/01/2024 ~		7,200	7,225
DAE Funding LLC 1.550% due 08/01/2024		1,200	1,150
Daimler Truck Finance North America LLC
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~		600	600
6.270% (SOFRRATE + 1.000%) due 04/05/2024 ~		2,160	2,164
Energy Transfer LP
3.900% due 05/15/2024		500	493
4.250% due 04/01/2024		1,200	1,189
4.500% due 04/15/2024		1,000	992
5.875% due 01/15/2024		905	904
Fox Corp. 4.030% due 01/25/2024		400	397
HCA, Inc. 5.000% due 03/15/2024		4,088	4,068
Hyundai Capital America 6.491% due 08/04/2025 •		3,400	3,402
Imperial Brands Finance PLC
3.125% due 07/26/2024		3,300	3,217
4.250% due 07/21/2025		886	854
JDE Peet's NV 0.800% due 09/24/2024		2,600	2,468
Renesas Electronics Corp. 1.543% due 11/26/2024		700	659
Reynolds American, Inc. 4.450% due 06/12/2025		620	603
SABIC Capital BV 4.000% due 10/10/2023		2,200	2,198
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		582	581
SK Hynix, Inc.
1.000% due 01/19/2024		3,500	3,444
3.000% due 09/17/2024		200	194
TD SYNNEX Corp. 1.250% due 08/09/2024		1,700	1,625
Toyota Finance Australia Ltd. 4.557% (BBSW3M + 0.430%) due 09/09/2024 ~	AUD	500	321
Transurban Queensland Finance Pty. Ltd. 6.169% (BBSW3M + 2.050%) due 12/16/2024 ~		3,800	2,467
Warnermedia Holdings, Inc. 3.788% due 03/15/2025		$600	579
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024		300	297

			51,457

UTILITIES 2.8%
Enel Finance International NV
2.650% due 09/10/2024		4,325	4,186
4.250% due 06/15/2025		800	777
6.800% due 10/14/2025		500	506
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		3,500	3,456
Korea Southern Power Co. Ltd. 5.227% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	2,800	1,798
Pacific Gas & Electric Co.
1.700% due 11/15/2023		$2,300	2,287
3.400% due 08/15/2024		300	293
3.750% due 02/15/2024		700	693
3.850% due 11/15/2023		100	100
Southern California Edison Co. 6.175% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	700

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

Victoria Power Networks Finance Pty. Ltd. 4.645% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	3,000	1,921

			16,717

Total Corporate Bonds & Notes (Cost $225,970)			222,590

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.926% (US0003M + 0.300%) due 02/15/2036 ~		$340	316

Total Municipal Bonds & Notes (Cost $328)			316

U.S. GOVERNMENT AGENCIES 11.1%
Fannie Mae
5.462% due 12/25/2036 •		2	2
5.522% due 03/25/2034 •		1	1
5.629% due 02/25/2037 •		17	17
5.630% due 03/01/2044 - 07/01/2044 •		5	5
5.779% due 05/25/2042 •		2	2
6.109% due 12/25/2037 •		14	14
Federal Home Loan Bank
5.500% due 05/08/2025 (g)		8,000	7,976
5.650% due 05/28/2025 (g)		5,800	5,790
5.710% due 03/14/2025		5,500	5,494
Freddie Mac
2.500% due 10/25/2048		166	142
3.000% due 09/25/2045		278	240
5.375% due 04/24/2025 (g)		6,000	5,986
5.520% due 05/28/2025 (g)		6,000	5,985
5.550% due 05/09/2025 (g)		5,800	5,778
5.680% due 04/03/2025 (g)		9,000	8,989
5.730% due 04/03/2025 (g)		5,900	5,895
5.800% due 07/03/2025 (g)		5,800	5,793
5.826% due 10/25/2044 - 02/25/2045 •		46	43
5.878% due 09/15/2041 •		7	7
5.880% due 08/08/2025		1,400	1,397
6.026% due 07/25/2044 •		8	7
6.128% due 02/15/2038 •		9	9
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		116	100
3.625% due 02/20/2032 •		1	1
4.756% due 01/20/2066 •		184	182
6.250% due 09/20/2073 •		4,000	4,006
6.282% due 11/20/2066 •		306	305
6.290% due 09/20/2073 «•		497	498
6.432% due 01/20/2066 •		425	422
7.304% due 05/20/2071 •		304	311
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		17	15

Total U.S. Government Agencies (Cost $65,632)			65,412

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024 (g)		3,574	3,466

Total U.S. Treasury Obligations (Cost $3,466)			3,466

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Atrium Hotel Portfolio Trust 6.580% due 06/15/2035 •		700	687
Avon Finance 6.089% due 12/28/2049 •	GBP	2,800	3,399
BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •		$400	397
6.580% due 03/15/2034 •		400	395
Bear Stearns Adjustable Rate Mortgage Trust 4.827% due 01/25/2034 ~		1	1
Bear Stearns ALT-A Trust 4.598% due 09/25/2035 ^~		6	4
Benchmark Mortgage Trust 3.042% due 08/15/2052		992	906
BSREP Commercial Mortgage Trust 6.397% due 08/15/2038 •		2,369	2,224
BSST Mortgage Trust 6.633% due 02/15/2037 •		2,600	2,329
BX Trust 6.146% due 01/15/2034 •		181	178
Citigroup Mortgage Loan Trust 6.150% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.572% due 11/15/2038 •		400	392

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

Commercial Mortgage Trust 6.747% due 12/15/2038 •		2,500	2,343
Countrywide Home Loan Reperforming REMIC Trust 5.774% due 06/25/2035 •		3	2
Credit Suisse First Boston Mortgage Securities Corp.
4.405% due 06/25/2033 «~		2	2
5.823% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		734	687
2.688% due 03/25/2059 ~		679	664
3.904% due 04/25/2062 ~		180	166
5.000% due 07/25/2056 •		324	297
6.194% due 07/15/2032 •		443	425
Eurohome U.K. Mortgages PLC 5.731% due 06/15/2044 •	GBP	39	46
European Loan Conduit DAC 4.799% due 02/17/2030 •	EUR	956	988
Extended Stay America Trust 6.526% due 07/15/2038 •		$2,376	2,358
Finsbury Square Green PLC 5.869% due 12/16/2067 •	GBP	77	94
GCAT Trust
1.091% due 05/25/2066 ~		$784	629
2.885% due 12/27/2066 ~		928	806
GCT Commercial Mortgage Trust 6.247% due 02/15/2038 •		400	316
Gemgarto PLC 5.809% due 12/16/2067 •	GBP	361	439
Ginnie Mae
6.250% due 10/25/2073 «(a)		$500	501
6.314% due 05/20/2073 •		1,108	1,112
6.414% due 05/20/2073 •		203	205
GreenPoint Mortgage Funding Trust 5.874% due 06/25/2045 •		7	7
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •		2,800	2,799
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,572	1,413
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		252	230
5.000% due 02/25/2052 •		752	686
GSR Mortgage Loan Trust 4.353% due 09/25/2035 ~		2	1
HarborView Mortgage Loan Trust 5.882% due 05/19/2035 •		10	9
HPLY Trust 6.443% due 11/15/2036 •		306	304
Impac CMB Trust 6.074% due 03/25/2035 •		60	53
InTown Mortgage Trust 7.821% due 08/15/2039 •		1,100	1,104
JP Morgan Chase Commercial Mortgage Securities Trust
6.589% due 06/15/2035 •		485	441
6.830% due 12/15/2031 •		159	136
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		91	78
5.000% due 02/25/2052 •		242	221
Kinbane DAC 4.719% due 09/25/2062 •	EUR	733	771
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$380	356
1.875% due 10/25/2068 þ		281	260
2.250% due 07/25/2067 þ		300	278
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.887% due 12/15/2030 •		1	1
MFA Trust 1.381% due 04/25/2065 ~		319	290
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		624	573
2.750% due 07/25/2059 ~		14	13
2.750% due 08/25/2059 ~		370	345
Morgan Stanley Capital Trust 6.447% due 05/15/2036 •		800	744
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		334	308
MortgageIT Mortgage Loan Trust 6.074% due 02/25/2035 «•		43	40
Natixis Commercial Mortgage Securities Trust 7.156% due 03/15/2035 •		2,138	2,138
New Orleans Hotel Trust 6.369% due 04/15/2032 •		1,000	961
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		301	267
2.464% due 01/26/2060 ~		820	738
3.500% due 12/25/2057 ~		53	49
4.500% due 05/25/2058 ~		137	129

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

New York Mortgage Trust 1.670% due 08/25/2061 þ		666	607
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •		1,600	1,430
Residential Mortgage Securities PLC 6.469% due 06/20/2070 •	GBP	394	482
RESIMAC Premier 6.144% due 07/10/2052 •		$137	136
Sequoia Mortgage Trust 6.429% due 02/20/2034 •		67	59
Silverstone Master Issuer PLC 5.914% due 01/21/2070 •	GBP	210	256
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •		308	376
Structured Asset Mortgage Investments Trust
5.894% due 05/25/2045 •		$11	10
5.942% due 07/19/2035 •		1	1
Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	95	116
6.304% due 10/20/2051 •		253	309
6.509% due 07/20/2045 •		942	1,149
7.018% due 02/20/2054 •		319	390
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$1,018	945
2.710% due 01/25/2060 ~		729	673
3.750% due 05/25/2058 ~		372	352
6.434% due 05/25/2058 •		309	312
6.434% due 10/25/2059 •		226	226
Verus Securitization Trust
5.811% due 05/25/2068 þ		278	272
6.443% due 08/25/2068 þ		195	195
6.476% due 06/25/2068 þ		477	474
WaMu Mortgage Pass-Through Certificates Trust
5.626% due 02/25/2046 •		6	5
5.626% due 08/25/2046 •		6	5
5.826% due 11/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $50,122)			47,519

ASSET-BACKED SECURITIES 32.8%
ACAS CLO Ltd. 6.462% due 10/18/2028 •		1,504	1,500
ACE Securities Corp. Home Equity Loan Trust 6.214% due 04/25/2034 •		249	230
ACREC LLC 7.562% due 02/19/2038 •		500	501
AGL CLO Ltd. 6.788% due 07/20/2034 •		300	300
Ally Auto Receivables Trust 5.760% due 11/15/2026		1,300	1,299
Anchorage Capital CLO Ltd. 6.620% due 07/15/2030 •		1,809	1,807
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		1,348	1,351
AREIT LLC 7.573% due 06/17/2039 •		2,800	2,812
Ares CLO Ltd. 6.620% due 01/15/2032 •		300	299
Avis Budget Rental Car Funding AESOP LLC 2.360% due 03/20/2026		2,200	2,096
Bain Capital Euro CLO DAC 4.445% due 01/20/2032 •	EUR	1,193	1,237
Bank of America Auto Trust 5.830% due 05/15/2026		$1,300	1,299
BDS Ltd. 7.464% due 08/19/2038 •		2,900	2,911
Birch Grove CLO Ltd. 6.801% due 06/15/2031 •		1,431	1,427
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	2,108	1,547
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		$1,557	1,546
CARDS Trust 6.168% due 07/17/2028 •		1,000	1,003
Carmax Auto Owner Trust
5.720% due 11/16/2026		3,500	3,498
6.163% due 06/15/2026 •		2,700	2,707
6.213% due 12/15/2025 •		1,839	1,842
Carvana Auto Receivables Trust 4.420% due 12/10/2025		409	407
CBAM Ltd. 6.708% due 10/20/2029 •		2,425	2,428
Chesapeake Funding LLC
0.870% due 08/15/2032		155	153
6.563% due 05/15/2035 •		2,593	2,599

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

CIFC Funding Ltd. 6.557% due 10/24/2030 •		2,620	2,617
Citibank Credit Card Issuance Trust 6.058% due 04/22/2026 •		4,500	4,512
Citizens Auto Receivables Trust 6.090% due 10/15/2026		1,700	1,701
CLNC Ltd. 6.692% due 08/20/2035 •		30	29
CNH Equipment Trust 5.900% due 02/16/2027		1,900	1,901
Commonbond Student Loan Trust 2.550% due 05/25/2041		39	36
Countrywide Asset-Backed Certificates Trust
6.934% due 10/25/2034 •		464	456
CQS U.S. CLO Ltd. 7.166% due 07/20/2031 •		2,280	2,280
Credit Suisse First Boston Mortgage Securities Corp. 4.136% due 08/25/2032 •		2	1
Crestline Denali CLO Ltd. 6.747% due 10/23/2031 •		2,475	2,468
Daimler Trucks Retail Trust 6.030% due 09/15/2025		1,600	1,601
Dell Equipment Finance Trust
0.530% due 12/22/2026		1,138	1,123
5.840% due 01/22/2029		1,500	1,499
DLLAA LLC 5.930% due 07/20/2026		500	500
ECMC Group Student Loan Trust
6.179% due 02/27/2068 •		335	329
6.429% due 07/25/2069 •		296	292
Edsouth Indenture LLC 6.159% due 04/25/2039 •		18	18
EFS Volunteer LLC 6.166% due 10/25/2035 •		35	35
Elevation CLO Ltd. 6.800% due 10/15/2029 •		1,309	1,310
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		600	508
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,217	1,192
5.760% due 10/22/2029		1,761	1,756
Fifth Third Auto Trust 5.800% due 11/16/2026		1,100	1,099
Finance America Mortgage Loan Trust 6.259% due 08/25/2034 •		150	141
FirstKey Homes Trust 1.266% due 10/19/2037		1,867	1,695
Ford Auto Securitization Trust 1.162% due 10/15/2025	CAD	786	570
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024		174	127
Ford Credit Auto Lease Trust
5.905% due 02/15/2026 •		$3,300	3,301
5.963% due 06/15/2025 •		848	849
Ford Credit Auto Owner Trust
5.833% due 04/15/2025 •		684	684
6.033% due 03/15/2026 •		3,898	3,904
6.073% due 08/15/2025 •		634	634
Fremont Home Loan Trust 6.169% due 01/25/2035 •		106	103
Gallatin CLO Ltd.
6.645% due 01/21/2028 •		219	219
6.660% due 07/15/2031 •		900	897
GM Financial Automobile Leasing Trust 6.024% due 10/21/2024 •		1,026	1,026
GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		1,200	1,200
5.913% due 09/16/2025 •		2,687	2,689
6.063% due 05/18/2026 •		3,000	3,004
GMF Canada Leasing Trust Asset-Backed Notes 5.458% due 04/21/2025	CAD	547	408
GoldenTree Loan Management U.S. CLO Ltd. 6.498% due 11/20/2030 •		$543	542
Greystone Commercial Real Estate Notes Ltd. 6.627% due 09/15/2037 •		209	207
HERA Commercial Mortgage Ltd. 6.495% due 02/18/2038 •		173	167
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		300	298
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		1,000	996
Hyundai Auto Lease Securitization Trust
5.915% due 03/16/2026 •		1,800	1,801
6.013% due 01/15/2025 •		858	858
Hyundai Auto Receivables Trust
5.770% due 05/15/2026		1,000	999

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

6.063% due 12/15/2025 •		3,000	3,005
KKR CLO Ltd.
6.512% due 07/18/2030 •		1,578	1,578
6.520% due 07/15/2030 •		923	919
Kubota Credit Owner Trust 5.400% due 02/17/2026		4,000	3,980
LAD Auto Receivables Trust
5.930% due 06/15/2027		1,096	1,094
6.090% due 06/15/2026		600	600
LCM Loan Income Fund Ltd. 6.618% due 04/20/2031 •		2,415	2,404
LCM LP
6.452% due 07/19/2027 •		987	987
6.628% due 10/20/2027 •		13	13
LCM Ltd.
6.668% due 04/20/2031 •		1,900	1,891
6.748% due 10/20/2028 •		555	555
LL ABS Trust 1.070% due 05/15/2029		26	26
LoanCore Issuer Ltd. 6.747% due 07/15/2036 •		2,000	1,965
Long Beach Mortgage Loan Trust 6.409% due 04/25/2035 •		322	317
M&T Equipment Notes 6.090% due 07/15/2030		1,200	1,198
M360 Ltd. 6.938% due 11/22/2038 •		400	393
Madison Park Funding Ltd. 6.831% due 07/29/2030 •		1,962	1,963
Magnetite Ltd. 6.506% due 11/15/2028 •		494	492
Man GLG Euro CLO DAC 4.343% due 10/15/2030 •	EUR	201	211
Master Credit Card Trust 6.163% due 01/21/2027 •		$4,400	4,401
MASTR Asset-Backed Securities Trust
5.534% due 11/25/2036 •		2	1
6.134% due 09/25/2034 •		131	112
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		2,078	2,071
5.260% due 10/15/2025		943	941
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •		639	633
MidOcean Credit CLO
6.661% due 01/29/2030 •		1,063	1,064
6.691% due 02/20/2031 •		830	830
MMAF Equipment Finance LLC
5.570% due 09/09/2025		1,835	1,827
5.790% due 11/13/2026		1,000	998
Morgan Stanley ABS Capital, Inc. Trust 6.334% due 05/25/2034 •		266	259
Mountain View CLO LLC 6.660% due 10/16/2029 •		503	504
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		220	195
1.310% due 01/15/2069		592	537
1.690% due 05/15/2069		1,770	1,582
6.447% due 04/15/2069 •		1,253	1,239
Nelnet Student Loan Trust
5.874% due 09/27/2066 •		487	485
6.129% due 09/27/2038 •		1,045	1,034
6.234% due 08/25/2067 •		572	567
6.329% due 06/27/2067 •		235	232
Nissan Auto Lease Trust 5.100% due 03/17/2025		4,399	4,383
Northstar Education Finance, Inc. 6.129% due 12/26/2031 •		7	7
NovaStar Mortgage Funding Trust 6.094% due 01/25/2036 •		103	101
OSD CLO Ltd. 6.440% due 04/17/2031 •		565	562
OZLM Ltd. 6.550% due 10/17/2029 •		1,510	1,511
Palmer Square European Loan Funding DAC 4.443% due 04/15/2031 •	EUR	945	989
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		$420	419
PFP Ltd. 7.607% due 08/19/2035 •		1,600	1,606
PFS Financing Corp. 6.463% due 08/15/2027 •		2,900	2,904
PRET LLC
2.240% due 09/27/2060 þ		96	93
2.487% due 07/25/2051 þ		947	904
Ready Capital Mortgage Financing LLC 7.694% due 10/25/2039 •		584	586

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

Renaissance Home Equity Loan Trust
3.925% due 08/25/2033 •		3	2
6.154% due 11/25/2034 •		4	3
SBA Tower Trust 3.869% due 10/15/2049 þ		1,000	974
SLC Student Loan Trust 5.451% due 05/15/2029 •		210	209
SLM Student Loan Trust 5.879% due 06/25/2043 •		492	485
SMB Private Education Loan Trust
1.340% due 03/17/2053		268	235
1.600% due 09/15/2054		322	286
6.284% due 09/15/2054 •		1,275	1,254
6.714% due 11/15/2052 •		1,000	1,003
6.897% due 02/17/2032 •		25	25
7.163% due 05/16/2050 •		780	787
SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		434	433
6.210% due 04/15/2031		827	826
Sound Point CLO Ltd. 6.597% due 01/23/2029 •		1	1
Stonepeak ABS 2.301% due 02/28/2033		172	157
Symphony Static CLO Ltd. 6.443% due 10/25/2029 •		933	927
Tesla Auto Lease Trust
5.860% due 08/20/2025		1,600	1,598
6.020% due 09/22/2025		1,800	1,800
Towd Point Asset Trust 6.139% due 11/20/2061 •		471	465
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026		1,000	998
Toyota Lease Owner Trust 5.865% due 04/20/2026 •		2,500	2,501
Trillium Credit Card Trust 6.174% due 08/28/2028 •		6,000	6,006
USAA Auto Owner Trust 5.830% due 07/15/2026		1,100	1,100
Venture CLO Ltd.
6.450% due 04/15/2027 •		658	658
6.578% due 07/20/2030 •		2,057	2,049
6.616% due 09/07/2030 •		2,197	2,192
6.638% due 07/20/2030 •		3,176	3,155
6.688% due 01/20/2029 •		565	565
6.718% due 04/20/2032 •		2,500	2,460
VMC Finance LLC 6.545% due 06/16/2036 •		923	910
Volkswagen Auto Lease Trust 5.730% due 01/20/2026 •		1,800	1,801
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		2,700	2,692
Wind River CLO Ltd. 6.650% due 07/15/2031 •		2,500	2,486
World Omni Auto Receivables Trust
3.730% due 03/16/2026		1,160	1,150
5.250% due 11/16/2026		1,200	1,195
5.570% due 12/15/2026		1,000	998

Total Asset-Backed Securities (Cost $194,231)			192,935

SOVEREIGN ISSUES 0.0%
Israel Government International Bond 3.750% due 03/31/2024	ILS	300	78

Total Sovereign Issues (Cost $81)			78

SHORT-TERM INSTRUMENTS 38.2%
COMMERCIAL PAPER 19.4%
AT&T, Inc. 5.700% due 11/21/2023		$2,500	2,480
Bank of Nova Scotia 5.198% due 10/27/2023	CAD	2,700	1,980
Constellation Brands, Inc. 5.700% due 10/03/2023		$5,200	5,197
Crown Castle, Inc.
6.000% due 11/02/2023		3,600	3,580
6.020% due 10/17/2023		3,900	3,889
6.020% due 10/18/2023		400	399
6.050% due 10/03/2023		550	550
6.050% due 10/05/2023		350	350
Discovery Communications LLC 5.970% due 10/16/2023 (a)		5,300	5,285
Dominion Resources, Inc. 5.550% due 10/26/2023		6,200	6,174

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

Enbridge (U.S.) Inc. 5.560% due 10/20/2023	2,300	2,292
Energy Transfer LP 5.850% due 10/04/2023	5,500	5,496
Equifax, Inc.
5.550% due 10/11/2023	1,500	1,497
5.550% due 10/12/2023	4,300	4,292
Fidelity National Information services, Inc. 5.530% due 10/12/2023	3,800	3,792
Global Payments, Inc.
6.030% due 10/10/2023	1,400	1,397
6.030% due 10/11/2023	2,300	2,295
6.030% due 10/16/2023	1,500	1,496
6.030% due 10/25/2023	3,500	3,485
Haleon UK Capital PLC 5.560% due 10/02/2023	5,900	5,897
Humana, Inc. 5.580% due 10/25/2023	7,300	7,270
L3Harris Technologies, Inc.
5.650% due 10/02/2023	1,500	1,499
5.650% due 10/03/2023	4,400	4,397
Marathon Oil Corp.
6.000% due 10/06/2023	3,900	3,896
6.030% due 10/13/2023	1,900	1,896
Oracle Corp. 5.530% due 10/30/2023 (a)	3,000	2,986
Penske Truck Leasing Co. LP 5.520% due 10/10/2023	5,800	5,790
Sempra Energy 5.530% due 10/17/2023	6,200	6,183
Southern California Edison 5.550% due 10/13/2023 (a)	5,100	5,089
Targa Resources Corp.
6.150% due 10/26/2023	6,100	6,076
6.150% due 10/27/2023	1,400	1,394
Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	2,900	2,899
6.050% due 10/03/2023	3,000	2,998
6.050% due 10/13/2023	300	299

		114,495

REPURCHASE AGREEMENTS (f) 1.2%		7,139

SHORT-TERM NOTES 0.1%
CCG Receivables Trust 5.395% due 03/14/2024	282	282

U.S. TREASURY BILLS 17.5%
5.465% due 11/28/2023 - 01/30/2024 (a)(b)(c)	104,400	103,291

Total Short-Term Instruments (Cost $225,275)		225,207

Total Investments in Securities (Cost $767,105)		759,523

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short Asset Portfolio	11,379	110
PIMCO Short-Term Floating NAV Portfolio III	4,859	47

Total Short-Term Instruments (Cost $160)		157

Total Investments in Affiliates (Cost $160)		157

Total Investments 129.0% (Cost $767,265)		$759,680
Financial Derivative Instruments (h)(i) 0.1%(Cost or Premiums, net $(458))		648
Other Assets and Liabilities, net (29.1)%		(171,566)

Net Assets 100.0%		$588,762

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Credit Suisse AG	5.394%	11/20/2023	02/09/2023	$696	$643	0.11%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021 - 05/31/2023	1,079	1,062	0.18
Deutsche Bank AG	1.447	04/01/2025	09/20/2023	777	778	0.13

$2,552	$2,483	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$2,539	U.S. Treasury Notes 0.250% due 09/30/2025	$(2,590)	$2,539	$2,539
SAL	5.270	09/29/2023	10/02/2023	4,600	U.S. Treasury Notes 0.750% due 03/31/2026	(4,688)	4,600	4,602

Total Repurchase Agreements	$(7,278)	$7,139	$7,141

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.410%	09/29/2023	10/03/2023	$(51,780)	$(51,803)
5.430	09/28/2023	10/03/2023	(3,468)	(3,471)

Total Sale-Buyback Transactions	$(55,274)

(g)	Securities with an aggregate market value of $54,064 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(3,960) at a weighted average interest rate of 5.288%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(8) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2023	71	$16,797	$8	$1	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	116	$(27,669)	$95	$0	$(7)
U.S. Treasury 2-Year Note December Futures	12/2023	227	(46,015)	126	0	(23)
U.S. Treasury 5-Year Note December Futures	12/2023	290	(30,554)	192	0	(45)
U.S. Treasury 10-Year Note December Futures	12/2023	23	(2,485)	33	0	(5)
U.S. Treasury 10-Year Ultra December Futures	12/2023	11	(1,227)	26	0	(3)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	3	(356)	19	0	(1)

$491	$0	$(84)

Total Futures Contracts	$499	$1	$(84)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$1,000	$(6)	$(7)	$(13)	$0	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	35,300	(452)	17	(435)	6	0

Total Swap Agreements	$(458)	$10	$(448)	$6	$0

Cash of $2,428 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2023	$83	ILS	301	$0	$(3)
12/2023	CAD	2,700	$1,988	0	(1)
02/2024	1,000	747	9	0
BPS	10/2023	EUR	3,981	4,324	115	0
10/2023	$4,219	EUR	3,981	0	(10)
10/2023	1,873	GBP	1,524	0	(14)
11/2023	EUR	3,981	$4,224	10	0
CBK	11/2023	ILS	295	89	12	0
11/2023	$1,659	AUD	2,572	0	(4)
04/2024	ILS	301	$83	4	0
DUB	02/2024	CAD	1,500	1,120	13	0
MBC	10/2023	3,943	2,920	16	0
10/2023	GBP	7,344	9,190	229	0
10/2023	$921	CAD	1,243	0	(6)
11/2023	919	1,242	0	(4)
SCX	11/2023	AUD	27,768	$18,238	359	0
TOR	10/2023	$7,070	GBP	5,820	31	0
11/2023	GBP	5,820	$7,071	0	(31)

Total Forward Foreign Currency Contracts	$798	$(73)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,000	$2,000
Corporate Bonds & Notes
Banking & Finance	0	154,416	0	154,416
Industrials	0	51,457	0	51,457
Utilities	0	16,717	0	16,717
Municipal Bonds & Notes

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2023 (Unaudited)

Louisiana	0	316	0	316
U.S. Government Agencies	0	64,914	498	65,412
U.S. Treasury Obligations	0	3,466	0	3,466
Non-Agency Mortgage-Backed Securities	0	46,976	543	47,519
Asset-Backed Securities	0	192,935	0	192,935
Sovereign Issues	0	78	0	78
Short-Term Instruments
Commercial Paper	0	114,495	0	114,495
Repurchase Agreements	0	7,139	0	7,139
Short-Term Notes	0	282	0	282
U.S. Treasury Bills	0	103,291	0	103,291

	$0	$756,482	$3,041	$759,523
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157	$0	$0	$157

Total Investments	$157	$756,482	$3,041	$759,680

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7	0	7
Over the counter	0	798	0	798

	$0	$805	$0	$805
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(84)	0	(84)
Over the counter	0	(73)	0	(73)

	$0	$(157)	$0	$(157)

Total Financial Derivative Instruments	$0	$648	$0	$648

Totals	$157	$757,130	$3,041	$760,328

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$105	$4	$0	$0	$1	$110	$4	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$46	$1	$0	$0	$0	$47	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	SAL	Citigroup Global Markets, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	BBSW	Bank Bill Swap Reference Rate	DAC	Designated Activity Company
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$8,959	$7,884

Total Loan Participations and Assignments (Cost $8,948)			7,884

CORPORATE BONDS & NOTES 29.3%
BANKING & FINANCE 16.0%
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		699	674
4.500% due 07/30/2029		4,500	4,171
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,100
American Tower Corp.
2.750% due 01/15/2027		13,400	12,117
3.375% due 05/15/2024		2,500	2,460
Aviation Capital Group LLC 4.125% due 08/01/2025		14,600	13,897
Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,156
3.384% due 04/02/2026 •		1,900	1,819
5.819% due 09/15/2029 •		9,500	9,387
Barclays PLC
3.650% due 03/16/2025		500	482
7.437% due 11/02/2033 •		4,000	4,111
BGC Partners, Inc. 8.000% due 05/25/2028		5,000	4,926
Blue Owl Finance LLC 3.125% due 06/10/2031		8,100	6,066
BNP Paribas SA
2.871% due 04/19/2032 •		17,000	13,356
4.705% due 01/10/2025 •		14,400	14,330
Cape Lookout Re Ltd. 10.796% (T-BILL 3MO + 5.350%) due 03/28/2029 ~		4,900	4,757
Capital One Financial Corp.
2.636% due 03/03/2026 •		200	189
4.166% due 05/09/2025 •		3,200	3,142
4.985% due 07/24/2026 •		9,600	9,318
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,393
Citigroup, Inc. 2.572% due 06/03/2031 •(i)		3,905	3,115
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •		8,000	7,108
Credit Agricole SA 1.907% due 06/16/2026 •		11,300	10,509
Credit Suisse AG AT1 Claim ^		12,700	1,333
CubeSmart LP 2.250% due 12/15/2028		8,200	6,865
Danske Bank AS 4.298% due 04/01/2028 •		14,000	13,046
Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,034
3.961% due 11/26/2025 •		25,200	24,348
EPR Properties 3.750% due 08/15/2029		4,300	3,458
Federal Realty OP LP 3.500% due 06/01/2030		6,800	5,796
Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,002
3.375% due 11/13/2025		$6,600	6,129
4.535% due 03/06/2025	GBP	1,600	1,879
GA Global Funding Trust 1.950% due 09/15/2028		$15,400	12,692
GLP Capital LP
5.250% due 06/01/2025		3,200	3,137
5.750% due 06/01/2028		7,900	7,582
Goldman Sachs Group, Inc.
3.750% due 05/22/2025		10,897	10,507
6.796% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,455
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	12,301

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,057
GSPA Monetization Trust 6.422% due 10/09/2029		4,837	4,590
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,221
HSBC Holdings PLC
6.254% due 03/09/2034 •		4,600	4,499
7.390% due 11/03/2028 •		7,200	7,451
ING Groep NV
3.950% due 03/29/2027		1,000	938
4.625% due 01/06/2026		3,700	3,586
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,175
2.182% due 06/01/2028 •		16,000	14,027
5.299% due 07/24/2029 •		9,200	8,955
Kilroy Realty LP 3.050% due 02/15/2030		2,200	1,730
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	7,892
Lloyds Bank PLC 0.000% due 04/02/2032 þ		15,000	9,020
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,668
MassMutual Global Funding 5.050% due 12/07/2027		7,900	7,777
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,528
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,754
1.640% due 10/13/2027 •		11,600	10,234
6.282% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,406
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,316
2.226% due 05/25/2026 •		12,600	11,782
Morgan Stanley 5.449% due 07/20/2029 •		9,200	8,969
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	13,954
Nationwide Building Society 3.960% due 07/18/2030 •		3,700	3,259
NatWest Group PLC 3.073% due 05/22/2028 •		2,600	2,321
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	14,799
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	415
2.679% due 07/16/2030		9,400	7,470
5.842% due 01/18/2028		4,400	4,340
6.181% due 01/18/2033		4,800	4,748
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	9,393
Physicians Realty LP 4.300% due 03/15/2027		1,550	1,458
Piper Sandler Cos. 5.200% due 10/15/2023		11,300	11,293
Public Storage Operating Co. 3.094% due 09/15/2027		3,600	3,322
Realty Income Corp.
3.250% due 06/15/2029		900	801
3.250% due 01/15/2031		4,000	3,365
4.625% due 11/01/2025		5,900	5,772
Regency Centers LP 2.950% due 09/15/2029		400	341
Sanders Re Ltd. 17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		10,000	7,894
Santander Holdings USA, Inc. 3.450% due 06/02/2025		8,500	8,087
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,114
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,101
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,036
Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	15,125
3.785% due 05/21/2025 •		11,000	10,800
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,314
1.902% due 09/17/2028		17,000	14,044
5.464% due 01/13/2026		3,200	3,169
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	13,663
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,277

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Toyota Motor Credit Corp. 5.830% due 08/22/2024 •		6,800	6,807
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,678
UBS Group AG
2.593% due 09/11/2025 •		15,200	14,635
4.125% due 04/15/2026		10,300	9,797
5.711% due 01/12/2027 •		4,100	4,049
6.442% due 08/11/2028 •		17,900	17,892
6.537% due 08/12/2033 •		7,500	7,417
7.000% due 02/19/2025 •(g)(h)		300	292
UniCredit SpA
2.569% due 09/22/2026 •		9,300	8,524
7.830% due 12/04/2023		18,700	18,724
Ventas Realty LP 3.250% due 10/15/2026		4,100	3,768
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	4,737
4.808% due 07/25/2028 •		$7,100	6,777
Welltower OP LLC 3.100% due 01/15/2030		7,000	5,932

			714,426

INDUSTRIALS 9.7%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		11,670	11,208
Amdocs Ltd. 2.538% due 06/15/2030		6,900	5,540
American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,718	5,127
3.250% due 04/15/2030		2,926	2,509
3.500% due 08/15/2033		5,590	4,549
American Airlines, Inc. 5.500% due 04/20/2026		7,150	6,990
Amgen, Inc. 5.250% due 03/02/2030		7,300	7,135
Bacardi Ltd. 4.450% due 05/15/2025		12,600	12,233
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,093
Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,526
6.681% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,704
Boeing Co.
1.433% due 02/04/2024		12,500	12,302
2.750% due 02/01/2026		15,500	14,484
Broadcom, Inc.
2.600% due 02/15/2033		16,900	12,610
3.137% due 11/15/2035		13,663	9,966
3.187% due 11/15/2036		2,800	2,012
3.469% due 04/15/2034		4,097	3,219
Centene Corp. 3.000% due 10/15/2030		1,800	1,454
Charter Communications Operating LLC 7.284% (US0003M + 1.650%) due 02/01/2024 ~		4,800	4,817
CVS Health Corp. 5.000% due 01/30/2029		6,500	6,290
Dell International LLC 5.850% due 07/15/2025		15,150	15,133
Duke University 2.682% due 10/01/2044		18,900	12,693
Emory University 2.143% due 09/01/2030		12,700	10,369
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	11,938
Expedia Group, Inc. 3.250% due 02/15/2030		11,700	9,903
General Electric Co. 6.011% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,764
Global Payments, Inc. 1.200% due 03/01/2026		16,000	14,277
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	11,802
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,443
6.510% due 02/23/2042		4,900	4,811
HCA, Inc. 5.200% due 06/01/2028		1,500	1,450
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	14,295
Hyundai Capital America
2.100% due 09/15/2028		14,200	11,793
5.875% due 04/07/2025		14,000	13,956
Imperial Brands Finance PLC 3.125% due 07/26/2024		16,000	15,596

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

International Flavors & Fragrances, Inc. 1.832% due 10/15/2027	4,900	4,073
Marriott International, Inc. 4.150% due 12/01/2023	13,620	13,578
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	1,400	1,324
MPLX LP 4.000% due 03/15/2028	6,900	6,387
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	16,600	14,325
NXP BV 3.875% due 06/18/2026	12,100	11,509
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	3,000	1,668
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2023 (e)(g)	5,001	118
Oracle Corp.
4.500% due 05/06/2028	4,900	4,673
4.650% due 05/06/2030	4,900	4,585
Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	3,300	3,163
4.750% due 05/19/2033	1,700	1,608
Pioneer Natural Resources Co. 5.100% due 03/29/2026	4,600	4,542
Royalty Pharma PLC 1.200% due 09/02/2025	3,000	2,728
Sprint Spectrum Co. LLC
4.738% due 03/20/2025	5,175	5,122
5.152% due 09/20/2029	9,630	9,464
Sutter Health 3.161% due 08/15/2040	13,100	9,095
United Airlines Pass-Through Trust
3.100% due 01/07/2030	683	619
5.800% due 07/15/2037	9,100	8,880
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	9,700	8,991
4.750% due 11/13/2028	16,100	15,238
Wynn Las Vegas LLC 5.500% due 03/01/2025	7,466	7,348

		432,029

UTILITIES 3.6%
AES Corp. 3.950% due 07/15/2030	6,400	5,524
AT&T, Inc. 4.500% due 05/15/2035	15,550	13,273
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030	3,100	3,062
Duke Energy Progress LLC 2.000% due 08/15/2031	12,000	9,249
EDP Finance BV 1.710% due 01/24/2028	13,300	11,226
Electricite de France SA 6.250% due 05/23/2033	5,200	5,210
Enel Finance International NV 2.250% due 07/12/2031	17,000	12,860
FORESEA Holding SA 7.500% due 06/15/2030	1,966	1,850
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,100	966
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	1,956
National Grid PLC
5.602% due 06/12/2028	3,300	3,267
5.809% due 06/12/2033	3,500	3,403
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	15,224
ONEOK, Inc. 6.625% due 09/01/2053	8,400	8,235
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,125
2.950% due 03/01/2026	1,900	1,752
3.150% due 01/01/2026	2,400	2,233
3.300% due 03/15/2027	3,100	2,802
3.300% due 12/01/2027	200	177
3.300% due 08/01/2040	4,300	2,758
3.400% due 08/15/2024	5,800	5,663
3.500% due 06/15/2025	3,300	3,138
4.200% due 03/01/2029	11,000	9,735
4.250% due 03/15/2046	1,500	995
4.550% due 07/01/2030	8,700	7,695
4.650% due 08/01/2028	2,000	1,836
4.750% due 02/15/2044	1,900	1,406
5.450% due 06/15/2027	3,100	2,986
6.400% due 06/15/2033	3,900	3,763

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pennsylvania Electric Co. 3.250% due 03/15/2028	1,700	1,527
Southern California Gas Co. 2.950% due 04/15/2027	11,300	10,374
WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	3,838

		160,108

Total Corporate Bonds & Notes (Cost $1,454,972)		1,306,563

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	5,783

ILLINOIS 0.1%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,218
3.007% due 01/01/2033	2,000	1,628

		5,846

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,819
1.115% due 03/15/2025	2,500	2,348

		6,167

OHIO 0.1%
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	4,900	4,796

TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,003

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	5,742

Total Municipal Bonds & Notes (Cost $34,095)		30,337

U.S. GOVERNMENT AGENCIES 52.1%
Fannie Mae
0.000% due 08/25/2055 ~(a)	4,432	152
2.349% due 01/25/2031 ~(a)	15,088	1,238
4.090% due 09/01/2035 •	11	11
4.323% due 09/01/2039 •	8	8
4.369% due 10/01/2032 •	42	41
4.583% due 11/01/2035 •	6	6
4.780% due 05/25/2035 ~	28	29
4.797% due 12/01/2036 •	22	22
5.000% due 04/25/2033	159	154
5.055% due 05/01/2038 •	2,533	2,580
5.211% due 06/25/2055 •	985	952
5.462% due 12/25/2036 - 07/25/2037 •	241	234
5.514% due 09/01/2034 •	15	15
5.629% due 06/01/2043 •	203	197
5.630% due 07/01/2044 •	35	34
5.679% due 05/25/2037 •	12	12
5.715% due 08/01/2035 •	104	102
5.779% due 03/25/2044 •	179	178
5.825% due 04/01/2035 •	169	169
5.839% due 09/25/2035 •	124	122
5.929% due 02/25/2042 •	3,972	3,864
7.000% due 06/01/2032	34	34
Freddie Mac
3.500% due 03/01/2048	1,679	1,473
4.000% due 04/01/2029 - 01/01/2041	836	770
4.500% due 03/01/2029 - 04/01/2029	454	444
4.588% due 08/15/2040 •	3,596	3,458
4.866% due 10/15/2040 •	3,414	3,273
5.500% due 10/01/2034 - 07/01/2038	657	657
5.618% due 10/15/2043 •	4,818	4,689
5.826% due 02/25/2045 •	57	54
5.928% due 09/15/2030 •	1	1
6.000% due 02/01/2033 - 05/01/2040	1,229	1,246
6.148% due 05/15/2037 •	218	216
6.500% due 04/15/2029 - 10/01/2037	9	8
7.500% due 07/15/2030 - 03/01/2032	18	18

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Ginnie Mae
2.500% due 04/20/2052	12,187	9,973
2.750% due 10/20/2029 - 11/20/2029 •	14	14
3.000% due 07/20/2030 •	1	1
3.000% due 03/15/2045 - 08/15/2045	1,247	1,068
3.625% due 02/20/2027 - 02/20/2032 •	39	38
3.875% (H15T1Y + 1.500%) due 04/20/2026 •	3	3
4.000% due 06/15/2049 - 03/15/2052	2,435	2,216
4.329% due 08/20/2066 •	16	16
4.500% due 04/20/2048 - 05/20/2048	3,119	2,926
5.000% due 07/20/2049	470	453
5.142% due 10/20/2066 •	5,444	5,438
5.283% due 06/20/2067 •	314	313
5.744% due 10/20/2043 •	3,746	3,508
6.000% due 12/15/2038 - 11/15/2039	8	8
6.032% due 07/20/2065 - 08/20/2065 •	12,859	12,758
6.133% due 09/20/2066 ~	10,986	11,200
6.194% due 03/20/2073 •	9,741	9,717
6.232% due 06/20/2066 •	2,792	2,780
6.262% due 08/20/2066 •	8,968	8,927
6.334% due 12/20/2072 •	6,093	6,125
6.432% due 01/20/2066 •	2,241	2,229
6.464% due 04/20/2067 •	6,408	6,384
Ginnie Mae, TBA
2.000% due 11/01/2053	5,800	4,592
4.000% due 10/01/2053	3,800	3,440
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	61,023	46,575
2.500% due 07/01/2039 - 03/01/2040	948	792
3.000% due 09/01/2027 - 08/01/2052	289,621	241,504
3.500% due 02/01/2025 - 08/01/2052	50,423	44,519
4.000% due 01/01/2026 - 10/01/2052	22,941	20,661
4.500% due 03/01/2024 - 05/01/2053	15,910	14,680
5.000% due 06/01/2025 - 07/01/2053	197,476	186,644
5.500% due 01/01/2024 - 07/01/2041	5,217	5,189
6.000% due 05/01/2033 - 01/01/2039	2,294	2,303
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053 - 11/01/2053	67,600	53,750
3.000% due 11/01/2053	374,559	310,226
3.500% due 11/01/2053	324,500	279,349
4.000% due 10/01/2053 - 11/01/2053	343,100	305,624
4.500% due 11/01/2053	361,600	332,135
5.000% due 10/01/2053 - 11/01/2053	220,300	207,905
5.500% due 10/01/2053 - 11/01/2053	149,100	144,086
6.000% due 11/01/2053	2,200	2,170

Total U.S. Government Agencies (Cost $2,420,214)		2,318,700

U.S. TREASURY OBLIGATIONS 15.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	106,200	62,899
1.375% due 08/15/2050	17,400	8,496
1.625% due 11/15/2050	37,700	19,757
1.875% due 02/15/2041	79,000	50,995
2.000% due 02/15/2050	47,000	27,438
2.250% due 05/15/2041 (o)	19,000	13,044
2.250% due 08/15/2049 (o)	4,600	2,865
2.500% due 02/15/2045 (o)	9,800	6,658
2.875% due 05/15/2049	37,300	26,617
3.000% due 05/15/2042 (o)	4,300	3,292
3.000% due 11/15/2044	155,300	115,950
3.000% due 05/15/2045	36,500	27,119
3.000% due 02/15/2049 (o)	5,800	4,241
3.125% due 11/15/2041 (m)(o)	20,500	16,124
3.125% due 08/15/2044	35,700	27,288
3.250% due 05/15/2042	25,800	20,565
3.375% due 05/15/2044 (m)(o)	16,300	13,012
3.625% due 02/15/2044 (o)	2,900	2,412
3.750% due 08/15/2041 (m)(o)	27,700	23,982
4.375% due 08/15/2043 (k)	34,600	32,286
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031 (m)	22,241	18,896
0.125% due 01/15/2032	25,033	20,988
0.125% due 02/15/2051	3,053	1,703
0.125% due 02/15/2052	2,526	1,390
0.250% due 01/15/2025 (m)	10,067	9,684
0.250% due 02/15/2050	9,393	5,540
0.500% due 04/15/2024 (m)	2,424	2,382
0.625% due 07/15/2032	16,623	14,495
0.625% due 02/15/2043	1,728	1,258
0.750% due 02/15/2045	25,963	18,897
0.875% due 02/15/2047	2,533	1,849
1.000% due 02/15/2049	3,037	2,245
1.250% due 04/15/2028	84,079	79,970
1.375% due 02/15/2044	3,148	2,635
1.500% due 02/15/2053	3,599	2,981

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

U.S. Treasury Notes
3.875% due 05/15/2043		10,000	8,695
U.S. Treasury STRIPS
0.000% due 05/15/2042 (e)		15,100	5,857
0.000% due 08/15/2042 (e)		6,800	2,611

Total U.S. Treasury Obligations (Cost $1,003,616)			707,116

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
Alba PLC 5.508% due 03/17/2039 •	GBP	6,122	7,220
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,749
Atrium Hotel Portfolio Trust 6.580% due 06/15/2035 •		4,500	4,414
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	10,717
Banc of America Funding Trust
4.646% due 05/25/2035 ~		117	108
5.000% due 07/26/2036		19,510	3,239
6.000% due 03/25/2037 ^		1,377	1,054
Banc of America Mortgage Trust 5.354% due 05/25/2033 «~		53	42
BCAP LLC Trust
4.534% due 03/26/2037 þ		154	148
5.854% due 05/25/2047 •		1,393	1,303
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	2
3.816% due 01/25/2035 «~		43	39
3.900% due 01/25/2034 ~		88	82
4.180% due 04/25/2034 ~		181	165
4.482% due 02/25/2033 «~		2	1
4.500% due 04/25/2033 «~		14	13
4.706% due 11/25/2034 ~		594	561
4.749% due 07/25/2034 ~		189	172
5.125% due 01/25/2035 «~		74	60
6.800% due 02/25/2036 •		13	12
Bear Stearns ALT-A Trust
3.969% due 05/25/2036 ^~		1,107	554
4.398% due 05/25/2035 ~		509	478
4.598% due 09/25/2035 ^~		390	238
Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~		530	390
4.710% due 01/26/2036 ^~		625	456
Benchmark Mortgage Trust 3.458% due 03/15/2055		15,000	12,676
BIG Commercial Mortgage Trust 6.674% due 02/15/2039 •		15,000	14,766
Business Mortgage Finance PLC 6.338% due 02/15/2041 •	GBP	59	72
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	5,341
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		4,170	3,998
Chase Mortgage Finance Trust 3.928% due 01/25/2036 ^~		780	693
Citigroup Mortgage Loan Trust
3.921% due 05/25/2035 ~		146	140
5.500% due 12/25/2035		1,796	945
5.988% due 09/25/2035 •		1,161	1,137
7.780% due 10/25/2035 •		39	36
Countrywide Alternative Loan Trust
5.629% due 09/20/2046 •		1,670	1,661
5.814% due 09/25/2046 ^•		6,064	5,596
5.834% due 05/25/2036 •		667	565
6.000% due 03/25/2035		8,284	6,485
6.000% due 02/25/2037 ^		5,567	2,426
6.000% due 08/25/2037 ^		4,806	2,685
6.434% due 08/25/2035 ^•		2,428	1,277
Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		83	83
3.861% due 11/25/2034 ~		360	323
7.884% due 02/20/2036 ^•		59	50
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	6,267
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.734% due 03/25/2037 ^•		2,378	2,101
5.934% due 02/25/2035 •		96	92
DOLP Trust 2.956% due 05/10/2041		20,100	15,352
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		386	370
Eurosail PLC
5.488% due 03/13/2045 •	GBP	349	423
5.498% due 03/13/2045 •		129	158

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 4.583% due 08/25/2035 ^~		$840	736
First Horizon Mortgage Pass-Through Trust 4.727% due 10/25/2035 ^~		562	522
Ginnie Mae
6.114% due 01/20/2073 •		8,825	8,766
6.194% due 02/20/2073 •		9,857	9,834
6.214% due 01/20/2073 •		7,729	7,719
Great Hall Mortgages PLC 5.802% due 06/18/2039 •		762	756
GreenPoint Mortgage Funding Trust 5.794% due 09/25/2046 •		106	93
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		10,700	7,490
GS Mortgage Securities Trust
3.120% due 05/10/2050		3,304	3,239
3.722% due 10/10/2049 ~		3,037	2,473
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~		12,373	9,421
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~		14,387	10,946
GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		108	95
4.353% due 09/25/2035 ~		446	415
HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~		532	385
4.555% due 12/19/2035 ^~		1,445	761
5.882% due 05/19/2035 •		132	121
6.942% due 10/19/2035 •		1,405	926
Hilton USA Trust 2.828% due 11/05/2035		14,400	11,450
IndyMac INDX Mortgage Loan Trust
3.396% due 06/25/2036 ~		4,371	3,010
5.774% due 01/25/2037 ^•		1,271	1,129
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	11,201
7.235% due 10/05/2040		6,800	6,708
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		14,418	11,869
4.037% due 12/26/2037 ~		5,849	4,983
4.169% due 10/25/2036 ^~		1,155	848
4.537% due 06/25/2035 «~		34	32
4.732% due 08/25/2034 ~		526	503
5.750% due 01/25/2036 ^		316	145
JP Morgan Resecuritization Trust 4.580% due 05/26/2036 ~		9,077	6,468
Landmark Mortgage Securities PLC 5.550% due 04/17/2044 •	GBP	11,594	13,689
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	13,806
MASTR Adjustable Rate Mortgages Trust
5.010% due 08/25/2034 ~		1,607	1,024
5.366% due 01/25/2047 ^«•		164	158
Merrill Lynch Mortgage Investors Trust 4.198% due 04/25/2035 ~		797	699
MFA Trust 1.479% due 03/25/2065 ~		3,149	2,882
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		594	583
3.557% due 12/15/2047		2,692	2,635
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	14,896
Morgan Stanley Mortgage Loan Trust 4.627% due 07/25/2035 ^~		1,117	923
MortgageIT Mortgage Loan Trust 6.054% due 12/25/2035 •		629	599
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		13,425	10,658
6.864% due 10/25/2063 þ		8,900	8,900
Nomura Resecuritization Trust 4.102% due 11/26/2036 •		12,248	9,772
OBX Trust
3.000% due 01/25/2052 ~		14,226	11,295
6.113% due 03/25/2063 þ		7,020	6,982
One New York Plaza Trust 6.397% due 01/15/2036 •		17,300	16,464
Prime Mortgage Trust
5.834% due 02/25/2034 •		20	18
5.934% due 02/25/2035 •		517	509
Residential Accredit Loans, Inc. Trust
4.959% due 12/25/2035 ^~		210	179
5.634% due 05/25/2037 •		4,113	3,689
6.000% due 09/25/2036		442	324
6.500% due 09/25/2036 ^		3,613	1,623
Residential Asset Securitization Trust 5.500% due 10/25/2035 •		890	528

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,136	822
Ripon Mortgages PLC 5.919% due 08/28/2056 •	GBP	16,301	19,818
SFO Commercial Mortgage Trust 6.596% due 05/15/2038 •		$13,680	12,456
Stratton Mortgage Funding PLC 6.059% due 07/20/2060 •	GBP	14,831	18,109
Structured Adjustable Rate Mortgage Loan Trust
4.143% due 01/25/2035 ~		$381	374
4.784% due 11/25/2035 ~		4,310	2,804
5.834% due 04/25/2047 •		756	641
Structured Asset Mortgage Investments Trust
5.942% due 07/19/2035 •		501	451
6.102% due 09/19/2032 •		4	4
SunTrust Adjustable Rate Mortgage Loan Trust 4.061% due 02/25/2037 ^~		577	487
Tharaldson Hotel Portfolio Trust 6.492% due 11/11/2034 •		7,939	7,865
Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•		4,295	3,575
7.481% due 03/25/2037 ^•		576	466
Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	12,347	15,081
6.509% due 07/20/2045 •		32,128	39,203
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$17,496	16,053
Trinity Square PLC 6.000% due 07/15/2059 •	GBP	10,927	13,317
UWM Mortgage Trust 2.500% due 12/25/2051 ~		$13,789	10,525
Wachovia Mortgage Loan Trust LLC 4.624% due 05/20/2036 ^«~		197	182
WaMu Mortgage Pass-Through Certificates Trust
3.318% due 05/25/2037 ^~		1,853	1,422
3.444% due 12/25/2036 ^~		3,943	3,386
3.624% due 12/25/2036 ^~		135	115
4.554% due 07/25/2037 ^~		2,190	2,001
5.696% due 01/25/2046 •		363	329
5.934% due 02/25/2045 •		4,636	4,316
6.014% due 10/25/2045 •		93	87
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	1,806
6.169% due 12/21/2049 •		9,736	11,889
6.869% due 12/21/2049 •		2,259	2,732
7.369% due 12/21/2049 •		1,179	1,418
7.869% due 12/21/2049 •		674	808
8.369% due 12/21/2049 •		674	794
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,594

Total Non-Agency Mortgage-Backed Securities (Cost $639,305)			562,744

ASSET-BACKED SECURITIES 17.8%
Accredited Mortgage Loan Trust 5.694% due 09/25/2036 •		1,424	1,399
ACE Securities Corp. Home Equity Loan Trust
5.554% due 12/25/2036 •		1,947	1,015
5.734% due 07/25/2036 •		4,776	1,408
5.874% due 08/25/2036 ^•		9,739	2,363
ACREC Ltd. 6.595% due 10/16/2036 •		16,839	16,576
Ally Auto Receivables Trust 5.760% due 11/15/2026		9,100	9,096
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.139% due 11/25/2035 •		2,419	2,333
6.544% due 03/25/2035 •		9,466	9,204
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •		8,898	8,920
Apidos CLO 6.500% due 07/17/2030 •		16,797	16,754
Aqueduct European CLO DAC 4.345% due 07/20/2030 •	EUR	10,243	10,762
Arbor Realty Commercial Real Estate Notes Ltd. 6.763% due 01/15/2037 •		$15,100	14,935
AREIT LLC 7.573% due 06/17/2039 •		13,500	13,556
AREIT Trust 6.563% due 01/20/2037 •		13,411	13,237
Ares CLO Ltd. 6.440% due 01/15/2029 •		9,788	9,773
Argent Securities Trust
5.734% due 07/25/2036 •		15,789	4,056
5.814% due 03/25/2036 •		5,126	2,796
Bear Stearns Asset-Backed Securities Trust
5.734% due 11/25/2036 •		3,465	3,335

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

5.754% due 08/25/2036 •		481	457
6.559% due 02/25/2035 •		2,502	2,485
Benefit Street Partners CLO Ltd. 6.650% due 07/15/2032 •		13,300	13,259
BMW Vehicle Owner Trust 5.593% due 07/25/2024		5,078	5,079
Carmax Auto Owner Trust 5.720% due 11/16/2026		6,900	6,896
Catamaran CLO Ltd. 6.707% due 04/22/2030 •		17,277	17,243
CIFC Funding Ltd. 6.723% due 04/25/2033 •		9,500	9,484
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		2,602	1,326
Countrywide Asset-Backed Certificates Trust
4.344% due 10/25/2046 þ		8,110	6,133
5.574% due 06/25/2047 ^•		5,827	5,131
5.894% due 05/25/2037 •		5,872	5,328
6.034% due 06/25/2036 •		1,004	994
6.184% due 05/25/2034 «•		179	174
6.234% due 08/25/2047 •		83	82
6.334% due 09/25/2036 •		1,672	1,504
Credit-Based Asset Servicing & Securitization Trust 5.554% due 11/25/2036 •		281	124
Dell Equipment Finance Trust 2.110% due 08/23/2027		519	518
Dryden CLO Ltd. 6.620% due 07/15/2031 •		12,900	12,874
Dryden Senior Loan Fund 6.470% due 04/15/2029 •		6,483	6,460
EMC Mortgage Loan Trust 6.174% due 05/25/2040 •		65	62
FHF Trust 6.570% due 06/15/2028		1,386	1,372
Fremont Home Loan Trust
5.494% due 01/25/2037 •		58	26
6.049% due 11/25/2035 •		9,900	8,544
FS Rialto Issuer LLC 7.213% due 01/19/2039 •		14,200	14,081
Galaxy CLO Ltd. 6.653% due 05/16/2031 •		487	485
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		4,346	4,317
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~		5,975	2,249
6.500% due 10/25/2037		9,127	4,453
GSAMP Trust 5.614% due 06/25/2036 •		2,828	1,509
HERA Commercial Mortgage Ltd. 6.495% due 02/18/2038 •		13,804	13,375
Home Equity Loan Trust 5.664% due 04/25/2037 •		6,376	6,118
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		9,100	9,094
Invesco Euro CLO DAC 4.313% due 07/15/2031 •	EUR	3,600	3,726
JP Morgan Mortgage Acquisition Corp.
2.931% due 10/25/2035 ^•		$2,591	2,516
6.019% due 05/25/2035 •		1,541	1,507
JP Morgan Mortgage Acquisition Trust
5.654% due 08/25/2036 •		1,988	1,382
5.694% due 03/25/2037 •		711	689
5.914% due 08/25/2036 •		1,024	712
KREF Ltd. 6.777% due 02/17/2039 •		15,000	14,841
Kubota Credit Owner Trust 5.610% due 07/15/2026		6,900	6,875
LCM Ltd. 6.426% due 07/20/2030 •		11,135	11,160
Lehman XS Trust 4.236% due 06/25/2036 «•		362	362
Long Beach Mortgage Loan Trust 5.754% due 05/25/2036 •		34,037	9,787
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034		6,900	6,723
Lument Finance Trust, Inc. 6.617% due 06/15/2039 •		17,000	16,723
Madison Park Funding Ltd. 6.437% due 04/22/2027 •		8,652	8,639
Magnetite Ltd. 6.506% due 11/15/2028 •		11,287	11,250
Man GLG Euro CLO DAC 4.535% due 12/15/2031 •	EUR	13,453	13,911
Marathon CLO Ltd. 6.720% due 04/15/2029 •		$6,260	6,262

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

MASTR Asset-Backed Securities Trust
5.914% due 03/25/2036 •	3,590	2,175
6.014% due 12/25/2035 •	285	283
Merrill Lynch Mortgage Investors Trust
3.910% due 03/25/2037 þ	4,119	938
5.654% due 07/25/2037 •	2,432	1,062
5.914% due 08/25/2037 •	2,251	1,149
MF1 LLC 7.962% due 09/17/2037 •	12,800	12,832
MF1 Ltd.
6.525% due 10/16/2036 •	17,000	16,708
6.545% due 07/16/2036 •	16,855	16,612
6.677% due 02/19/2037 •	15,000	14,737
7.147% due 11/15/2035 •	8,671	8,648
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •	1,520	1,508
Morgan Stanley ABS Capital, Inc. Trust
5.614% due 05/25/2037 •	7,251	6,060
5.734% due 06/25/2036 •	3,834	1,999
5.734% due 07/25/2036 •	5,978	2,195
5.934% due 08/25/2036 •	10,496	5,354
Nelnet Student Loan Trust
6.640% due 02/20/2041	4,450	4,428
7.514% due 02/20/2041 •	4,166	4,174
New Century Home Equity Loan Trust 6.319% due 05/25/2034 •	9,216	8,937
Newcastle Mortgage Securities Trust 6.154% due 03/25/2036 •	6,757	6,330
NovaStar Mortgage Funding Trust 5.914% due 11/25/2036 •	2,428	745
Option One Mortgage Loan Trust
5.574% due 03/25/2037 •	3,998	3,517
5.654% due 05/25/2037 •	7,849	4,630
Option One Mortgage Loan Trust Asset-Backed Certificates 6.124% due 11/25/2035 •	8,526	8,001
Ownit Mortgage Loan Trust
5.654% due 09/25/2037 •	1,959	902
5.729% due 05/25/2037 •	18,873	14,412
5.914% due 09/25/2037 •	9,632	4,436
OZLM Ltd. 6.663% due 05/16/2030 •	10,568	10,550
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.559% due 03/25/2035 •	2,617	2,524
Ready Capital Mortgage Financing LLC
6.965% due 01/25/2037 •	12,636	12,686
7.694% due 10/25/2039 •	11,965	12,013
7.872% due 10/25/2039 •	11,983	12,075
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	12,617	4,240
Residential Asset Mortgage Products Trust 6.454% due 04/25/2035 •	1,467	1,459
Residential Asset Securities Corp. Trust
6.034% due 02/25/2036 •	2,682	2,626
6.094% due 12/25/2035 •	2,221	1,966
Saxon Asset Securities Trust 5.774% due 10/25/2046 •	4,336	4,188
Securitized Asset-Backed Receivables LLC Trust 5.564% due 05/25/2037 ^•	684	517
SG Mortgage Securities Trust 5.974% due 02/25/2036 •	2,039	1,037
Sound Point CLO Ltd.
6.568% due 10/20/2030 •	13,117	13,076
6.593% due 07/25/2030 •	12,822	12,793
6.597% due 01/23/2029 •	7	7
6.638% due 10/20/2028 •	1,448	1,450
6.798% due 07/20/2032 •	12,600	12,427
Soundview Home Loan Trust
5.544% due 02/25/2037 •	7,633	2,147
6.334% due 10/25/2037 •	12,774	9,997
Specialty Underwriting & Residential Finance Trust 5.734% due 11/25/2037 •	11,974	6,511
Starwood Commercial Mortgage Trust 6.527% due 07/15/2038 •	5,502	5,461
Structured Asset Securities Corp. Mortgage Loan Trust 5.884% due 05/25/2037 •	3,310	3,169
Tesla Auto Lease Trust 5.860% due 08/20/2025	4,600	4,594
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	6,900	6,773
Thompson Park CLO Ltd. 6.570% due 04/15/2034 •	10,000	9,929
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036	4,600	4,499
Venture CLO Ltd.
6.630% due 07/15/2031 •	5,800	5,793
6.638% due 07/20/2030 •	15,789	15,682

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		11,900	11,889
6.708% due 07/20/2032 •		17,000	16,885
Wachovia Mortgage Loan Trust 6.124% due 10/25/2035 •		5,009	4,399
WaMu Asset-Backed Certificates WaMu Trust
5.584% due 01/25/2037 •		2,583	1,196
5.684% due 04/25/2037 •		5,010	1,900
Wind River CLO Ltd. 6.650% due 07/15/2031 •		4,000	3,977

Total Asset-Backed Securities (Cost $840,201)			793,026

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (e)	BRL	95,000	18,374
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	11,777
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (f)		17,774	18,261
Ivory Coast Government International Bond 5.875% due 10/17/2031		6,200	5,427
Korea Government International Bond 2.000% due 06/19/2024		$1,200	1,169
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	79,123	3,810
4.000% due 11/30/2028 (f)		4,803	259
Peru Government International Bond 6.350% due 08/12/2028	PEN	25,700	6,801
Provincia de Buenos Aires 105.742% due 04/12/2025	ARS	35,575	41
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	12,765
Saudi Government International Bond 4.750% due 01/18/2028		$9,700	9,487
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	516,400	28,074

Total Sovereign Issues (Cost $136,460)			116,245

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(c)		142,284	3,734
Drillco Holding Lux SA «(c)(i)		48,286	1,268

Total Common Stocks (Cost $3,811)			5,002

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Discover Financial Services 6.125% due 06/23/2025 •(g)		4,600,000	4,442
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	6,188
Wells Fargo & Co. 3.900% due 03/15/2026 •(g)		4,900,000	4,278

Total Preferred Securities (Cost $16,100)			14,908

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.4%
COMMERCIAL PAPER 0.7%
AT&T, Inc. 5.700% due 03/19/2024		$11,700	11,378
Humana, Inc.
5.530% due 10/02/2023		3,100	3,099
5.550% due 10/19/2023		3,000	2,991
RTX Corp.
5.480% due 10/04/2023		3,844	3,841
5.490% due 10/02/2023		2,156	2,155

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Walgreens Boots Alliance, Inc. 6.050% due 10/02/2023		9,100	9,095

			32,559

REPURCHASE AGREEMENTS (j) 1.0%			44,245

SHORT-TERM NOTES 0.3%
GM Financial Consumer Automobile Receivables Trust 5.560% due 07/16/2024		5,613	5,614
Hyundai Auto Receivables Trust 5.581% due 07/15/2024		5,168	5,169

			10,783

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	38,801	53

U.S. TREASURY BILLS 0.4%
5.427% due 10/05/2023 - 12/28/2023 (b)(d)(e)		$19,044	18,894

Total Short-Term Instruments (Cost $106,571)			106,534

Total Investments in Securities (Cost $6,664,293)			5,969,059

		SHARES
INVESTMENTS IN AFFILIATES 3.3%
SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio		15,352,873	148,570
PIMCO Short-Term Floating NAV Portfolio III		5,573	54

Total Short-Term Instruments (Cost $153,119)			148,624

Total Investments in Affiliates (Cost $153,119)			148,624

Total Investments 137.3% (Cost $6,817,412)			$6,117,683
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $2,595)			6,277
Other Assets and Liabilities, net (37.4)%			(1,669,635)

Net Assets 100.0%			$4,454,325

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Security did not produce income within the last twelve months.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Principal amount of security is adjusted for inflation.
(g)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)							Contingent convertible security.
(i)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.572% due 06/03/2031						05/26/2020	$3,905	$3,115	0.07%
Drillco Holding Lux SA						06/08/2023	966	1,268	0.03

							$4,871	$4,383	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.360%	09/29/2023	10/02/2023	$32,500	U.S. Treasury Bonds 3.000% due 02/15/2048		$(33,181)	$32,500	$32,514
FICC	2.600	09/29/2023	10/02/2023	1,545	U.S. Treasury Notes 0.250% due 09/30/2025		(1,576)	1,545	1,545
SAL	5.330	09/29/2023	10/02/2023	10,200	U.S. Treasury Notes 0.375% due 01/31/2026		(10,398)	10,200	10,205

Total Repurchase Agreements							$(45,155)	$44,245	$44,264

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions

BCY				(0.270)%	09/29/2023	10/02/2023	$(32,514)		$(32,514)

Total Sale-Buyback Transactions									$(32,514)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA					2.000%	10/12/2053	$8,400	$(6,565)	$(6,391)
Uniform Mortgage-Backed Security, TBA					2.000	11/01/2053	95,000	(74,842)	(72,356)
Uniform Mortgage-Backed Security, TBA					2.500	10/13/2052	6,000	(4,930)	(4,763)
Uniform Mortgage-Backed Security, TBA					2.500	11/01/2053	17,000	(13,941)	(13,517)

Total Short Sales (2.2)%								$(100,278)	$(97,027)

(k)							Securities with an aggregate market value of $32,286 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)							Includes accrued interest.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(4,701) at a weighted average interest rate of 1.684%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	59	$59	$(21)	$(28)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	59	59	(18)	(12)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	17	43	(17)	(83)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	27	68	(53)	(149)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	90	225	(73)	(1)

Total Written Options	$(182)	$(273)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	1,476	$348,890	$(7,738)	$18	$(186)
3-Month SOFR Active Contract June Futures	09/2024	1,953	462,934	(125)	49	0
Euro-Bobl December Futures	12/2023	190	23,252	(339)	171	(144)
U.S. Treasury 2-Year Note December Futures	12/2023	1,013	205,346	(565)	103	0

$(8,767)	$341	$(330)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2024	1,953	$(464,277)	$238	$0	$(98)
30-Day Fed Fund October Futures	10/2023	340	(134,130)	(39)	0	(4)
Euro-Bund December Futures	12/2023	1,030	(140,085)	3,679	1,688	(1,688)
Japan Government 10-Year Bond December Futures	12/2023	83	(80,512)	635	261	0
U.S. Treasury 5-Year Note December Futures	12/2023	518	(54,576)	343	0	(81)
U.S. Treasury 10-Year Note December Futures	12/2023	1,769	(191,163)	3,620	0	(359)
U.S. Treasury 10-Year Ultra December Futures	12/2023	2,626	(292,963)	7,844	40	(592)

$16,320	$1,989	$(2,822)

Total Futures Contracts	$7,553	$2,330	$(3,152)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.748%	$2,400	$(61)	$72	$11	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	4,600	6	1	7	1	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.729	$4,400	(195)	242	47	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	EUR	5,500	9	13	22	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	0.838	$7,500	273	(38)	235	5	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202	6,100	(428)	441	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215	5,400	(66)	98	32	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268	5,000	(78)	123	45	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415	5,300	36	45	81	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	600	7	3	10	0	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	14,400	25	24	49	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912		1,300	(199)	201	2	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		$6,700	(24)	21	(3)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		1,700	(4)	(1)	(5)	1	0

							$(699)	$1,245	$546	$10	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index		(5.000)%	Quarterly	12/20/2025		$10,388	$(751)	$396	$(355)	$28	$0
CDX.HY-36 5-Year Index		(5.000)	Quarterly	06/20/2026		19,894	(1,897)	1,202	(695)	49	0
CDX.HY-38 5-Year Index		(5.000)	Quarterly	06/20/2027		58,604	(187)	(1,568)	(1,755)	129	0

							$(2,835)	$30	$(2,805)	$206	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	9,960,000	$464	$(1,095)	$(631)	$0	$(73)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	58	74	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	318	318	30	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	502	506	46	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	109	119	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		6,229,100	1,780	4,354	6,134	325	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	278	278	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		4,270,000	75	4,871	4,946	313	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		$136,300	0	(935)	(935)	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		81,500	0	23	23	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		207,800	3,616	1,935	5,551	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		30,600	(4)	301	297	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		131,100	2,877	838	3,715	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		34,000	(108)	(3,651)	(3,759)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		108,600	(413)	(9,262)	(9,675)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		9,900	(21)	(302)	(323)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(537)	(592)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(549)	(607)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		9,700	(34)	(520)	(554)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		8,000	(28)	(493)	(521)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		3,700	(10)	(188)	(198)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		2,000	(6)	(57)	(63)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		18,800	(70)	(3,664)	(3,734)	27	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032		17,000	(80)	(3,241)	(3,321)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/18/2032		40,000	(233)	(7,372)	(7,605)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		12,600	(82)	(2,192)	(2,274)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		7,200	(29)	(511)	(540)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		4,400	(17)	(315)	(332)	9	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		53,700	0	1,906	1,906	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		4,800	(15)	(241)	(256)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		3,000	(11)	(127)	(138)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		3,200	(13)	(132)	(145)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		8,200	(32)	(319)	(351)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		4,600	(17)	(164)	(181)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		8,400	(30)	(232)	(262)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		12,200	(43)	(282)	(325)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		9,700	(40)	(46)	(86)	16	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,800	(18)	(27)	(45)	8	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		7,200	(28)	(31)	(59)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		75,000	15,055	15,507	30,562	0	(248)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	134,600	(473)	181	(292)	0	(21)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		49,600	(636)	(692)	(1,328)	0	(82)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	(70)	(67)	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	19,800	(208)	(52)	(260)	1	(47)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	313,800	(567)	(7,337)	(7,904)	0	(79)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		6,000	(21)	(198)	(219)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(3,422)	(3,596)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(2,602)	(2,703)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(561)	(1,076)	2	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		8,700	(194)	(294)	(488)	0	(3)
Pay(7)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		8,500	(33)	(24)	(57)	0	(57)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		106,200	(2,150)	(970)	(3,120)	217	(40)
Receive(7)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		28,300	1,403	216	1,619	0	(241)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	315,900	(3,579)	(1,128)	(4,707)	175	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025		27,300	0	(87)	(87)	18	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		68,100	0	(284)	(284)	44	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		205,400	(3,214)	(349)	(3,563)	129	0

							$11,943	$(23,158)	$(11,215)	$1,780	$(1,063)

Total Swap Agreements							$8,409	$(21,883)	$(13,474)	$1,996	$(1,065)

(m)

Securities with an aggregate market value of $25,588 and cash of $42,437 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Unsettled variation margin asset of $35 for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(n)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	03/2024	CNH	463		$64	$0	$0
BOA	10/2023	CAD	5,175		3,802	0	(8)
	10/2023	DKK	7,464		1,092	34	0
	10/2023		$64	AUD	98	0	0
	10/2023		1,074	DKK	7,584	1	0
	11/2023	CLP	68,720		$80	3	0
	11/2023	DKK	7,572		1,074	0	(1)
	11/2023	ZAR	189,714		9,914	0	(62)
	12/2023	INR	16,963		204	0	0
	12/2023		$51	ILS	194	0	0
BPS	10/2023	DKK	8,131		$1,189	36	0
	10/2023		$1,070	CAD	1,454	1	0
	10/2023		14,132	THB	503,612	0	(281)
	10/2023	ZAR	172,792		$8,954	0	(159)
	03/2024		$602	IDR	9,277,961	0	(4)
	03/2024		2,506	TWD	78,960	0	(24)
BRC	11/2023	AUD	553		$353	0	(3)
BSH	01/2024	BRL	52,000		10,456	226	0
CBK	10/2023	MXN	3,326		191	1	0
	11/2023	EUR	4,050		4,344	54	0
	11/2023	GBP	19,814		25,243	1,062	0
	11/2023	PEN	26,560		7,145	146	0
	11/2023		$10,569	CLP	9,066,417	0	(391)
	11/2023		1,135	EUR	1,061	0	(11)
	11/2023		3,249	GBP	2,599	0	(77)
	12/2023	MXN	46		$3	0	0
	12/2023		$134	KRW	177,127	0	(3)
DUB	10/2023		8,019	THB	285,128	0	(177)
	11/2023	EUR	62,850		$69,327	2,760	0
	12/2023	CLP	8,964,697		10,016	0	(12)
GLM	10/2023	CAD	7,648		5,695	65	0
	10/2023	MXN	29,958		1,697	1	(19)
	10/2023		$296	MXN	5,094	0	(3)
	12/2023	MXN	35,868		$2,068	34	0
	01/2024	BRL	43,000		8,487	28	0
	03/2024		$3,983	IDR	61,333,131	0	(30)
JPM	10/2023		1,132	DKK	8,009	3	0
	11/2023	DKK	7,997		$1,132	0	(3)
	11/2023	GBP	133,289		169,977	7,310	0
	11/2023		$2,685	EUR	2,544	10	0
	11/2023	ZAR	36,851		$1,925	0	(13)
	12/2023	INR	22,910		275	0	0
	12/2023	SGD	23,448		17,282	69	0
	12/2023	TWD	94,058		2,974	42	0
	12/2023		$1,143	INR	94,284	0	(12)
	03/2024	CNH	1,307		$181	0	0
	03/2024		$4,857	IDR	74,993,846	0	(23)
MBC	10/2023		9,890	CAD	13,373	0	(44)
	11/2023	CAD	13,367		$9,890	44	0
	11/2023	ZAR	103,191		5,375	0	(52)
	03/2024		$5,926	IDR	91,343,778	0	(37)
MYI	10/2023	AUD	73,590		$47,201	0	(114)
	10/2023		$10,726	AUD	16,623	0	(39)
	10/2023		2,668	NZD	4,491	24	0
	11/2023	NZD	4,491		$2,668	0	(24)
	11/2023		$47,250	AUD	73,590	111	0
	11/2023		2,771	JPY	405,100	0	(42)
	12/2023	TWD	47,797		$1,525	35	0
	03/2024	CNH	442		61	0	0
	03/2024	IDR	271,297,726		17,626	138	0
	03/2024		$2,688	IDR	41,343,127	0	(23)
NGF	12/2023		10,309	INR	850,689	0	(111)
	03/2024		2,139	TWD	67,220	0	(26)
RYL	10/2023	CAD	2,004		$1,491	15	0
SCX	10/2023	NZD	4,491		2,648	0	(44)
	11/2023	EUR	913		1,011	44	0
	11/2023		$1,231	EUR	1,143	0	(21)
	12/2023	INR	10,959		$132	0	0
	12/2023	TWD	50,311		1,598	30	0
	12/2023		$2,978	INR	248,242	0	(2)
	03/2024		530	IDR	8,119,384	0	(7)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

	03/2024		1,358	TWD	42,865		0	(11)
SSB	10/2023	AUD	553		$353		0	(3)
TOR	11/2023		$21,679	JPY	3,064,732		0	(1,030)
	12/2023		3,245	INR	270,937		3	0
	03/2024	CNH	505		$70		0	0
UAG	10/2023	AUD	25,924		16,638		0	(30)
	10/2023		$53,201	AUD	82,793		96	(64)
	11/2023	EUR	44,376		$48,946		1,945	0
	11/2023		$16,655	AUD	25,924		29	0
	11/2023		3,881	JPY	550,109		0	(175)

Total Forward Foreign Currency Contracts							$14,400	$(3,215)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC GBP versus USD			$1.200	09/26/2024	$11,800	$389	$362

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2024	$11,900	$285	$487

Total Purchased Options							$674	$849

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC GBP versus USD			$1.100	09/26/2024	$23,600	$(242)	$(220)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	$31,900	$(99)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(518)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	99,200	(286)	(297)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	3,000	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	3,000	(6)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	3,300	(11)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	3,300	(11)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	2,200	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	2,200	(8)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	2,000	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	2,000	(7)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	2,200	(9)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	2,200	(9)	(12)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	4,800	(12)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	4,800	(12)	(16)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	4,800	(10)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	4,800	(10)	(13)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	2,900	(11)	(10)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	2,900	(11)	(17)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	5,100	(10)	(8)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	5,100	(10)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	4,200	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	4,200	(15)	(40)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	6,200	(48)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	6,200	(48)	(133)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	7,500	(52)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	7,500	(52)	(176)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	54,600	(171)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	54,600	(171)	(829)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	24,500	(185)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	24,500	(185)	(540)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	5,000	(13)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	5,000	(13)	(12)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	4,900	(9)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	4,900	(10)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	5,200	(18)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	5,200	(18)	(100)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	4,000	(16)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	4,000	(16)	(48)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	4,000	(14)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	4,000	(14)	(42)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	2,100	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	2,100	(9)	(11)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	5,300	(15)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	5,300	(13)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	2,500	(9)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	2,500	(9)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	2,200	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	2,200	(9)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	1,800	(10)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	1,800	(10)	(21)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,400	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,400	(8)	(46)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	1,400	(7)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	1,400	(7)	(38)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	1,400	(7)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	1,400	(7)	(41)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,800	(10)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,800	(10)	(54)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	2,100	(7)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	2,100	(7)	(22)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.845	11/13/2023	8,000	(51)		0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.845	11/13/2023	8,000	(51)		(194)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.785	04/08/2024	6,200	(48)		(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.785	04/08/2024	6,200	(48)		(133)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.835	04/08/2024	6,200	(47)		(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.835	04/08/2024	6,200	(47)		(130)

								$(2,209)		$(3,724)

Total Written Options								$(2,451)		$(3,944)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.004%	$14,400	$(708)	$292	$0	$(416)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	2,500	(120)	63	0	(57)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	500	(45)	29	0	(16)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	4,900	(225)	162	0	(63)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	3,000	(148)	109	0	(39)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	700	(25)	9	0	(16)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	3,500	(169)	68	0	(101)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	5,200	(236)	86	0	(150)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	3,600	(135)	52	0	(83)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	1,600	(143)	91	0	(52)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863	15,900	(680)	701	21	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	4,800	(108)	76	0	(32)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	500	(19)	7	0	(12)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	100	(5)	5	0	0
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	23,100	(1,089)	421	0	(668)

Total Swap Agreements							$(3,855)	$2,171	$21	$(1,705)

(o)

Securities with an aggregate market value of $5,345 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,884	$7,884
Corporate Bonds & Notes
Banking & Finance	0	714,426	0	714,426
Industrials	0	432,029	0	432,029
Utilities	0	160,108	0	160,108
Municipal Bonds & Notes
California	0	5,783	0	5,783
Illinois	0	5,846	0	5,846
New York	0	6,167	0	6,167
Ohio	0	4,796	0	4,796
Texas	0	2,003	0	2,003
West Virginia	0	5,742	0	5,742
U.S. Government Agencies	0	2,318,700	0	2,318,700
U.S. Treasury Obligations	0	707,116	0	707,116
Non-Agency Mortgage-Backed Securities	8,900	553,315	529	562,744
Asset-Backed Securities	0	792,490	536	793,026
Sovereign Issues	0	116,245	0	116,245
Common Stocks
Industrials	0	0	5,002	5,002
Preferred Securities
Banking & Finance	0	14,908	0	14,908
Short-Term Instruments
Commercial Paper	0	32,559	0	32,559
Repurchase Agreements	0	44,245	0	44,245
Short-Term Notes	0	10,783	0	10,783
Argentina Treasury Bills	0	53	0	53
U.S. Treasury Bills	0	18,894	0	18,894

	$8,900	$5,946,208	$13,951	$5,969,059
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$148,624	$0	$0	$148,624

Total Investments	$157,524	$5,946,208	$13,951	$6,117,683

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(97,027)	$0	$(97,027)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,120	2,206	0	4,326
Over the counter	0	15,270	0	15,270

	$2,120	$17,476	$0	$19,596
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,832)	(2,658)	0	(4,490)
Over the counter	0	(8,864)	0	(8,864)

	$(1,832)	$(11,522)	$0	$(13,354)

Total Financial Derivative Instruments	$288	$5,954	$0	$6,242

Totals	$157,812	$5,855,135	$13,951	$6,026,898

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$141,877	$5,323	$0	$0	$1,370	$148,570	$5,323	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$52	$2	$0	$0	$0	$54	$2	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	SGD	Singapore Dollar
CAD	Canadian Dollar	INR	Indian Rupee	THB	Thai Baht
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate